UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
6/30/12 (Unaudited)

COMMON STOCKS (54.9%)(a)
			Shares	Value

Basic materials (3.5%)

Agrium, Inc. (Canada)			898	$79,446

Albemarle Corp.			18,956	1,130,536

American Vanguard Corp.			5,454	145,022

Andersons, Inc. (The)			402	17,149

Archer Daniels-Midland Co.			2,476	73,092

Arkema (France)			2,713	177,762

Asia Cement Corp. (Taiwan)			423,000	533,178

Assa Abloy AB Class B (Sweden)			40,902	1,143,741

BASF SE (Germany)			31,253	2,171,728

Bemis Co., Inc.			25,242	791,084

BHP Billiton PLC (United Kingdom)			28,086	802,036

BHP Billiton, Ltd. (Australia)			47,689	1,554,496

Black Earth Farming, Ltd. SDR (Jersey)(NON)			4,410	5,721

Buckeye Technologies, Inc.			9,590	273,219

Cambrex Corp.(NON)			31,696	298,259

CF Industries Holdings, Inc.			12,307	2,384,358

Chicago Bridge & Iron Co., NV (Netherlands)			25,733	976,825

China National Building Material Co., Ltd. (China)			488,000	531,058

China National Materials Co., Ltd. (China)			1,223,000	380,615

China Shanshui Cement Group, Ltd. (China)			741,000	509,952

China State Construction International Holdings, Ltd. (China)			330,000	311,965

Cliffs Natural Resources, Inc.			27,795	1,370,016

Cresud S.A.C.I.F. y A. ADR (Argentina)			1,797	12,884

Cytec Industries, Inc.			11,688	685,384

Domtar Corp. (Canada)			10,008	767,714

First Resources, Ltd. (Singapore)			423,000	646,570

Fortescue Metals Group, Ltd. (Australia)			29,928	152,953

Fortune Brands Home & Security, Inc.(NON)			43,608	971,150

Georgia Gulf Corp.(NON)			5,552	142,520

Gold Fields, Ltd. (South Africa)			56,466	721,093

Goldcorp, Inc. (Canada)			5,145	193,702

Golden Agri-Resources, Ltd. (Singapore)			872,000	466,156

GrainCorp, Ltd. (Australia)			5,214	51,139

Holcim, Ltd. (Switzerland)			16,894	935,959

Horsehead Holding Corp.(NON)			18,337	182,637

Incitec Pivot, Ltd. (Australia)			14,968	44,125

Indocement Tunggal Prakarsa (Indonesia)			192,000	355,553

Innophos Holdings, Inc.			9,390	530,159

Innospec, Inc.(NON)			10,413	308,329

Intrepid Potash, Inc.(NON)			1,289	29,338

K&S AG (Germany)			4,558	207,965

KapStone Paper and Packaging Corp.(NON)			28,833	457,003

Koninklijke DSM NV (Netherlands)			15,597	769,515

KWS Saat AG (Germany)			96	24,980

L.B. Foster Co. Class A			3,624	103,683

Landec Corp.(NON)			32,709	279,989

Lanxess AG (Germany)			6,175	389,512

Linde AG (Germany)			5,600	872,245

LyondellBasell Industries NV Class A (Netherlands)			57,910	2,332,036

Minerals Technologies, Inc.			1,914	122,075

MMX Mineracao e Metalicos SA (Brazil)(NON)			77,825	226,675

Monsanto Co.			77,749	6,436,062

Mosaic Co. (The)			958	52,460

Multiplan Empreendimentos Imobilliarios SA (Brazil)			16,200	396,511

Newcrest Mining, Ltd. (Australia)			3,305	76,928

Nitto Denko Corp. (Japan)			37,800	1,612,183

NN, Inc.(NON)			25,520	260,559

Nufarm, Ltd. (Australia)			7,463	38,841

PolyOne Corp.			29,475	403,218

Potash Corp. of Saskatchewan, Inc. (Canada)			2,663	116,346

PPG Industries, Inc.			27,304	2,897,500

PT Astra Agro Lestari Tbk (Indonesia)			12,500	26,767

Qualipak International Holdings, Ltd. (Hong Kong)(F)(NON)			69,134	14,169

Rio Tinto PLC (United Kingdom)			32,426	1,548,644

Rio Tinto, Ltd. (Australia)			27,538	1,618,653

Sealed Air Corp.			45,081	696,051

Showa Denko KK (Japan)			292,000	567,479

Sino Thai Engineering & Construction PCL (Thailand)			789,400	355,429

SLC Agricola SA (Brazil)			1,985	19,756

Sociedad Quimica y Minera de Chile SA ADR (Chile)			1,545	86,010

Steel Dynamics, Inc.			49,894	586,255

Syngenta AG (Switzerland)			4,051	1,382,943

Teck Resources, Ltd. Class B (Canada)			3,900	120,781

TPC Group, Inc.(NON)			2,565	94,777

Tronox, Ltd. Class A(NON)			2,655	320,512

Uralkali OJSC (Russia)(NON)			22,665	173,642

Vale SA ADR (Preference) (Brazil)			36,585	713,773

Vale SA ADR (Brazil)			15,936	316,330

Valspar Corp.			20,724	1,087,803

Vilmorin & Cie (France)			217	22,973

Viterra, Inc. (Canada)			4,347	68,956

voestalpine AG (Austria)			24,901	660,211

W.R. Grace & Co.(NON)			15,134	763,510

Westlake Chemical Corp.			6,090	318,263

Wilmar International, Ltd. (Singapore)			14,000	40,248

Yara International ASA (Norway)			1,446	63,325

				52,602,169
Capital goods (3.2%)

ABB, Ltd. (Switzerland)			46,440	757,911

AGCO Corp.(NON)			25,646	1,172,792

Aisin Seiki Co., Ltd. (Japan)			26,000	865,210

American Axle & Manufacturing Holdings, Inc.(NON)			13,002	136,391

Applied Industrial Technologies, Inc.			17,299	637,468

AZZ, Inc.			2,981	182,616

Bombardier, Inc. Class B (Canada)			36,200	142,937

Canon, Inc. (Japan)			1,750	70,075

Cascade Corp.			8,613	405,242

Chart Industries, Inc.(NON)			8,552	588,036

Chase Corp.			10,282	135,722

China Railway Group, Ltd. Class H (China)			1,082,000	455,769

Chiyoda Corp. (Japan)			21,000	257,269

CNH Global NV (Netherlands)(NON)			1,651	64,158

Cobham PLC (United Kingdom)			231,895	844,573

Cummins, Inc.			35,358	3,426,544

Daelim Industrial Co., Ltd. (South Korea)			5,333	426,662

Deere & Co.			1,306	105,616

Dover Corp.			38,242	2,050,154

DXP Enterprises, Inc.(NON)			10,301	427,388

Embraer SA ADR (Brazil)			7,300	193,669

Emerson Electric Co.			123,481	5,751,745

European Aeronautic Defense and Space Co. NV (France)			40,940	1,451,839

Exelis, Inc.			55,295	545,209

Finning International, Inc. (Canada)			8,200	190,724

Fluor Corp.			37,298	1,840,283

Franklin Electric Co., Inc.			6,920	353,820

Fuji Electric Co., Ltd. (Japan)			287,000	700,975

Generac Holdings, Inc.			8,490	204,269

Global Power Equipment Group, Inc.			8,521	186,099

Great Lakes Dredge & Dock Corp.			79,469	565,819

Greenbrier Companies, Inc.(NON)			11,953	210,134

Haitian International Holdings, Ltd. (China)			62,000	61,583

Harbin Electric Co., Ltd. (China)			406,000	330,394

Hartalega Holdings Bhd (Malaysia)			86,300	109,542

Hitachi, Ltd. (Japan)			295,000	1,814,286

Hyflux, Ltd. (Singapore)			94,000	100,680

Hyundai Mobis (South Korea)			3,251	786,987

IHI Corp. (Japan)			162,000	345,744

ITT Corp.			27,402	482,275

Kadant, Inc.(NON)			11,625	272,606

KEPCO Engineering & Construction Co., Inc. (South Korea)			6,504	469,311

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)			6,660	279,971

Lindsay Corp.			836	54,256

Lockheed Martin Corp.			47,981	4,178,185

LSB Industries, Inc.(NON)			20,049	619,715

McDermott International, Inc.(NON)			61,679	687,104

Metso Corp. OYJ (Finland)			2,197	76,065

Mitsubishi Electric Corp. (Japan)			65,000	541,745

MTU Aero Engines Holding AG (Germany)			1,050	77,096

NACCO Industries, Inc. Class A			3,167	368,164

Newport Corp.(NON)			7,323	88,022

Raytheon Co.			67,732	3,832,954

Samsung Engineering Co., Ltd. (South Korea)			2,015	319,830

Schindler Holding AG (Switzerland)			5,645	631,280

Schneider Electric SA (France)			4,988	277,925

Singapore Technologies Engineering, Ltd. (Singapore)			108,000	266,517

Smith & Wesson Holding Corp.(NON)			35,725	296,875

Standard Motor Products, Inc.			12,957	182,435

Standex International Corp.			5,139	218,767

Staples, Inc.			125,126	1,632,894

Tetra Tech, Inc.(NON)			4,650	121,272

Textron, Inc.			63,545	1,580,364

TriMas Corp.(NON)			29,641	595,784

Valmont Industries, Inc.			5,282	638,964

Vinci SA (France)			26,338	1,232,706

Woongjin Coway Company, Ltd. (South Korea)			11,530	359,348

				49,278,764
Communication services (2.8%)

Allot Communications, Ltd. (Israel)(NON)			12,830	357,444

Aruba Networks, Inc.(NON)			12,626	190,021

AT&T, Inc.			134,364	4,791,420

BCE, Inc. (Canada)			6,482	267,277

Bharti Airtel, Ltd. (India)			83,250	458,158

BroadSoft, Inc.(NON)			4,471	129,480

BT Group PLC (United Kingdom)			545,518	1,808,351

China Mobile, Ltd. (China)			108,500	1,192,471

China Unicom Hong Kong, Ltd. (China)			64,000	80,405

Cincinnati Bell, Inc.(NON)			96,840	360,245

Comcast Corp. Class A			284,823	9,105,791

Deutsche Telekom AG (Germany)			56,913	624,350

EchoStar Corp. Class A(NON)			47,111	1,244,673

Empresa Nacional de Telecomunicaciones SA (ENTEL) (Chile)			34,501	654,537

France Telecom SA (France)			55,284	727,518

HSN, Inc.			9,091	366,822

IAC/InterActiveCorp.			30,251	1,379,446

InterDigital, Inc.			2,517	74,277

Jupiter Telecommunications Co., Ltd. (Japan)			145	148,018

Kabel Deutschland Holding AG (Germany)(NON)			19,737	1,228,288

Loral Space & Communications, Inc.			5,130	345,506

NeuStar, Inc. Class A(NON)			10,595	353,873

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			29,000	1,347,403

NTT DoCoMo, Inc. (Japan)			293	487,604

Premiere Global Services, Inc.(NON)			12,162	102,039

Tele2 AB Class B (Sweden)			32,977	511,095

Telecity Group PLC (United Kingdom)(NON)			22,250	280,132

Telefonica SA (Spain)			53,462	705,326

TIM Participacoes SA ADR (Brazil)			20,777	570,536

USA Mobility, Inc.			14,757	189,775

Verizon Communications, Inc.			240,317	10,679,687

Vodafone Group PLC (United Kingdom)			657,522	1,847,397

Ziggo NV (Netherlands)(NON)			5,518	176,418

				42,785,783
Conglomerates (1.3%)

AMETEK, Inc.			36,635	1,828,453

Danaher Corp.			95,563	4,976,921

General Electric Co.			258,318	5,383,347

Marubeni Corp. (Japan)			45,000	299,508

Mitsui & Co., Ltd. (Japan)			40,000	593,470

Siemens AG (Germany)			18,007	1,513,627

Tyco International, Ltd.			91,324	4,826,473

Vivendi (France)			4,844	90,053

				19,511,852
Consumer cyclicals (6.5%)

Advance Auto Parts, Inc.			14,438	984,960

Aeon Co., Ltd. (Japan)			48,800	608,293

Alliance Data Systems Corp.(NON)			16,364	2,209,140

Alliance Global Group, Inc. (Philippines)			1,631,700	451,542

Ameristar Casinos, Inc.			17,619	313,090

Bayerische Motoren Werke (BMW) AG (Germany)			3,379	244,835

Bed Bath & Beyond, Inc.(NON)			40,563	2,506,793

Belo Corp. Class A			87,776	565,277

Big Lots, Inc.(NON)			13,752	560,944

Bluegreen Corp.(NON)			25,934	128,633

BR Malls Participacoes SA (Brazil)			61,661	706,101

Brilliance China Automotive Holdings, Inc. (China)(NON)			492,000	433,154

Brunswick Corp.			6,552	145,585

Buckle, Inc. (The)			11,364	449,673

Bunzl PLC (United Kingdom)			44,192	723,945

Cabela's, Inc.(NON)			18,237	689,541

Cato Corp. (The) Class A			5,032	153,275

CBS Corp. Class B			102,929	3,374,013

Christian Dior SA (France)			5,969	822,053

Cia Hering (Brazil)			38,131	723,321

Cie Financiere Richemont SA (Switzerland)			3,226	177,045

Coach, Inc.			43,885	2,566,395

Compass Group PLC (United Kingdom)			94,410	990,288

Conn's, Inc.(NON)			22,450	332,260

Constant Contact, Inc.(NON)			8,684	155,270

Continental AG (Germany)			2,611	217,651

Cooper Tire & Rubber			14,389	252,383

Daimler AG (Registered Shares) (Germany)			15,594	701,323

Dana Holding Corp.			18,645	238,842

Daum Communications Corp. (South Korea)			3,863	347,387

Deluxe Corp.			17,609	439,168

Destination Maternity Corp.			20,340	439,344

Dillards, Inc. Class A			20,789	1,323,844

Dolby Laboratories, Inc. Class A(NON)			17,581	726,095

Dongfeng Motor Group Co., Ltd. (China)			50,000	77,946

DSW, Inc. Class A			5,367	291,965

Dun & Bradstreet Corp. (The)			12,768	908,699

Elders, Ltd. (Australia)(NON)			44,692	10,166

Expedia, Inc.			22,344	1,074,076

Express, Inc.(NON)			24,373	442,857

Fiat Industrial SpA (Italy)			121,860	1,200,858

Fiat SpA (Italy)(NON)			34,379	173,961

Finish Line, Inc. (The) Class A			27,340	571,679

Foot Locker, Inc.			71,501	2,186,501

Foschini, Ltd. (South Africa)			44,766	702,313

G-III Apparel Group, Ltd.(NON)			15,524	367,764

Gannett Co., Inc.			55,688	820,284

General Motors Co.(NON)			116,090	2,289,295

Genesco, Inc.(NON)			5,550	333,833

Global Cash Access Holdings, Inc.(NON)			38,941	280,765

Global Mediacom Tbk PT (Indonesia)			581,000	94,627

GNC Holdings, Inc. Class A			11,525	451,780

Grupo Televisa, S.A.B ADR (Mexico)			21,300	457,524

Haier Electronics Group Co., Ltd. (China)(NON)			134,000	161,884

Hakuhodo DY Holdings, Inc. (Japan)			13,770	911,725

Helen of Troy, Ltd. (Bermuda)(NON)			5,859	198,562

Hino Motors, Ltd. (Japan)			133,000	961,139

HMS Holdings Corp.(NON)			1,288	42,903

Home Depot, Inc. (The)			120,080	6,363,039

Indofood Agri Resources, Ltd. (Singapore)			7,000	8,005

Industria de Diseno Textil (Inditex) SA (Spain)			10,256	1,060,775

Isuzu Motors, Ltd. (Japan)			227,000	1,213,612

KAR Auction Services, Inc.(NON)			12,206	209,821

Kia Motors Corp. (South Korea)			13,817	910,088

Kingfisher PLC (United Kingdom)			69,040	312,165

La-Z-Boy, Inc.(NON)			18,489	227,230

Leapfrog Enterprises, Inc.(NON)			58,193	597,060

Lear Corp.			21,804	822,665

LG Fashion Corp. (South Korea)			12,240	307,131

Localiza Rent a Car SA (Brazil)			54,082	817,221

Lowe's Cos., Inc.			86,250	2,452,950

LVMH Moet Hennessy Louis Vuitton SA (France)			3,317	505,571

Macy's, Inc.			68,063	2,337,964

Major Cineplex Group PCL (Thailand)			796,800	436,534

Marriott International, Inc. Class A			47,045	1,844,164

McGraw-Hill Cos., Inc. (The)			49,894	2,245,230

Men's Wearhouse, Inc. (The)			10,450	294,063

MGM China Holdings, Ltd. (Hong Kong)			362,400	557,378

News Corp. Class A			198,782	4,430,851

Next PLC (United Kingdom)			23,456	1,176,168

Nissan Motor Co., Ltd. (Japan)			114,400	1,083,448

Nu Skin Enterprises, Inc. Class A			3,096	145,202

O'Reilly Automotive, Inc.(NON)			22,295	1,867,652

OPAP SA (Greece)			48,287	303,865

Pearson PLC (United Kingdom)			12,977	257,738

Perry Ellis International, Inc.(NON)			11,809	245,037

PetSmart, Inc.			23,081	1,573,663

Pier 1 Imports, Inc.			5,884	96,674

Porsche Automobil Holding SE (Preference) (Germany)			6,720	334,626

PPR SA (France)			1,132	161,649

Publicis Group SA (France)			17,728	810,729

Randstad Holding NV (Netherlands)			6,061	178,993

Rent-A-Center, Inc.			6,615	223,190

Sands China, Ltd. (Hong Kong)			96,000	307,522

Scania AB Class B (Sweden)			33,500	575,226

Scholastic Corp.			7,535	212,186

Select Comfort Corp.(NON)			10,059	210,434

Shuffle Master, Inc.(NON)			7,003	96,641

Sinclair Broadcast Group, Inc. Class A			46,789	423,908

SJM Holdings, Ltd. (Hong Kong)			365,000	681,034

Sonic Automotive, Inc. Class A			63,090	862,440

Standard Parking Corp.(NON)			10,666	229,532

Stella International Holdings, Ltd. (Hong Kong)			79,500	197,273

Suzuki Motor Corp. (Japan)			45,200	926,502

Swire Pacific, Ltd. Class A (Hong Kong)			93,500	1,090,626

Tempur-Pedic International, Inc.(NON)			8,219	192,242

Thor Industries, Inc.			3,030	83,052

TNS, Inc.(NON)			31,606	567,012

Tongaat Hulett, Ltd. (South Africa)			28,209	432,086

Towers Watson & Co. Class A			14,929	894,247

Town Sports International Holdings, Inc.(NON)			21,650	287,729

Trump Entertainment Resorts, Inc.(NON)			163	489

TUI Travel PLC (United Kingdom)			114,714	306,115

URS Corp.			20,626	719,435

Valeo SA (France)			3,931	162,880

ValueClick, Inc.(NON)			5,986	98,111

Vertis Holdings, Inc.(F)(NON)			585	6

Viacom, Inc. Class B			80,145	3,768,418

VistaPrint NV(NON)(S)			27,402	885,085

Volkswagen AG (Preference) (Germany)			5,397	855,681

Volvo AB Class B (Sweden)			11,612	133,023

VOXX International Corp.(NON)			34,312	319,788

Wal-Mart de Mexico SAB de CV ADR (Mexico)			7,800	207,792

Wal-Mart Stores, Inc.			20,850	1,453,662

Walmart De Mexico SAB de CV Ser. V (Mexico)			321,234	859,453

WPP PLC (Ireland)			50,856	618,120

Wyndham Worldwide Corp.			30,251	1,595,438

Wynn Resorts, Ltd.			14,536	1,507,674

				98,887,582
Consumer staples (5.5%)

AFC Enterprises(NON)			42,934	993,493

Ajinomoto Co., Inc. (Japan)			13,000	180,725

Anheuser-Busch InBev NV (Belgium)			26,284	2,043,390

Associated British Foods PLC (United Kingdom)			44,211	889,553

Avis Budget Group, Inc.(NON)			48,375	735,300

Barrett Business Services, Inc.			1,379	29,152

Beacon Roofing Supply, Inc.(NON)			16,006	403,671

BRF - Brasil Foods SA ADR (Brazil)			2,498	37,945

Brinker International, Inc.			28,754	916,390

British American Tobacco (BAT) PLC (United Kingdom)			31,412	1,598,818

Bunge, Ltd.			1,011	63,430

Campbell Soup Co.(S)			49,010	1,635,954

Career Education Corp.(NON)			12,375	82,789

Casino Guichard-Perrachon SA (France)			10,323	906,417

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			72,000	4,640

Cheesecake Factory, Inc. (The)(NON)			7,533	240,755

Chiquita Brands International, Inc.(NON)			879	4,395

Church & Dwight Co., Inc.			11,001	610,225

Coca-Cola Co. (The)			35,358	2,764,642

Cola-Cola Amatil, Ltd. (Australia)			12,761	175,268

Companhia de Bebidas das Americas (AmBev) ADR (Preference) (Brazil)			11,800	452,294

ConAgra Foods, Inc.			95,563	2,477,949

Corinthian Colleges, Inc.(NON)			49,917	144,260

Corrections Corporation of America			29,956	882,204

Costco Wholesale Corp.			68,456	6,503,320

CVS Caremark Corp.			181,992	8,504,486

Danone (France)			10,067	624,983

Diageo PLC (United Kingdom)			23,154	595,643

Distribuidora Internacional de Alimentacion SA (Spain)(NON)			88,698	416,880

Dollar Thrifty Automotive Group(NON)			2,473	200,214

Dr. Pepper Snapple Group, Inc.			56,572	2,475,025

Glanbia PLC (Ireland)			3,131	23,157

Grupo Modelo SA de CV Ser. C (Mexico)			42,881	379,316

Heineken Holding NV (Netherlands)			16,740	749,250

Herbalife, Ltd.			20,331	982,597

Imperial Tobacco Group PLC (United Kingdom)			1,853	71,298

Ingredion, Inc.			1,042	51,600

IOI Corp. Bhd (Malaysia)			27,000	44,283

Japan Tobacco, Inc. (Japan)			77,400	2,293,637

Kao Corp. (Japan)			31,100	857,737

Kerry Group PLC Class A (Ireland)			30,524	1,336,278

Koninklijke Ahold NV (Netherlands)			51,732	641,031

Kroger Co. (The)			121,983	2,828,786

KT&G Corp. (South Korea)			11,132	789,535

Kuala Lumpur Kepong Bhd (Malaysia)			6,400	46,445

Lawson, Inc. (Japan)			9,600	671,641

Lianhua Supermarket Holdings Co., Ltd. (China)			81,000	78,039

Lorillard, Inc.			26,322	3,473,188

M Dias Branco SA (Brazil)			12,400	364,252

Maple Leaf Foods, Inc. (Canada)			2,025	23,291

McDonald's Corp.			12,633	1,118,399

Minor International PCL (Thailand)			241,200	108,601

Molson Coors Brewing Co. Class B			41,054	1,708,257

Nestle SA (Switzerland)			43,186	2,576,106

Olam International, Ltd. (Singapore)			59,000	85,857

Papa John's International, Inc.(NON)			3,859	183,573

PepsiCo, Inc.			17,525	1,238,317

Philip Morris International, Inc.			138,364	12,073,643

Prestige Brands Holdings, Inc.(NON)			13,248	209,451

Procter & Gamble Co. (The)			64,354	3,941,683

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			97,000	27,826

Rakuten, Inc. (Japan)			31,400	325,173

Robert Half International, Inc.			38,402	1,097,145

SABMiller PLC (United Kingdom)			12,149	487,993

Sally Beauty Holdings, Inc.(NON)			9,752	251,016

Smithfield Foods, Inc.(NON)			1,140	24,658

Spar Group, Ltd. (The) (South Africa)			25,521	355,506

Spartan Stores, Inc.			10,414	188,806

Spectrum Brands Holdings, Inc.(NON)			4,235	137,934

Tate & Lyle PLC (United Kingdom)			3,554	36,115

Tesco PLC (United Kingdom)			52,817	256,736

Toyota Tsusho Corp. (Japan)			47,700	909,823

Tyson Foods, Inc. Class A			1,994	37,547

Unilever PLC (United Kingdom)			16,625	558,752

Universal Robina Crop. (Philippines)			325,760	490,206

USANA Health Sciences, Inc.(NON)			2,566	105,514

WM Morrison Supermarkets PLC (United Kingdom)			72,362	302,003

Woolworths, Ltd. (Australia)			33,609	924,397

Yamazaki Baking Co., Inc. (Japan)			41,000	536,864

Zhongpin, Inc. (China)(NON)			9,629	88,683

				83,686,155
Energy (4.9%)

Basic Energy Services, Inc.(NON)			23,539	242,922

BG Group PLC (United Kingdom)			53,136	1,087,579

BP PLC (United Kingdom)			127,025	851,088

Canadian Natural Resources, Ltd. (Canada)			20,500	549,902

Chevron Corp.			90,648	9,563,364

Clayton Williams Energy, Inc.(NON)			3,635	175,861

Cloud Peak Energy, Inc.(NON)			10,691	180,785

CNOOC, Ltd. (China)			293,000	591,066

Compton Petroleum Corp. (Canada)(NON)(S)			12,720	13,610

ConocoPhillips			27,676	1,546,535

Contango Oil & Gas Co.(NON)			4,506	266,755

CVR Energy, Inc. (Escrow)(NON)			15,953	—

Deepocean Group (Shell) (acquired 6/9/11, cost $122,420) (Norway)(RES)(NON)			8,417	134,672

Delek US Holdings, Inc.			12,088	212,628

Diamond Offshore Drilling, Inc.			14,929	882,752

Energy Partners, Ltd.(NON)			17,620	297,778

ENI SpA (Italy)			77,075	1,644,885

Eurasia Drilling Co., Ltd. GDR (Russia)			13,871	354,050

Exxon Mobil Corp.			153,604	13,143,894

Gazprom OAO ADR (Russia)			55,911	529,260

Helix Energy Solutions Group, Inc.(NON)			33,455	548,997

Helmerich & Payne, Inc.			18,759	815,641

HollyFrontier Corp.			36,733	1,301,450

Inpex Corp. (Japan)			109	611,089

Key Energy Services, Inc.(NON)			32,892	249,979

Lukoil OAO ADR (Russia)			18,017	1,007,182

Marathon Oil Corp.			89,179	2,280,307

Marathon Petroleum Corp.			50,974	2,289,752

Mitcham Industries, Inc.(NON)			11,975	203,216

Murphy Oil Corp.			29,661	1,491,652

National Oilwell Varco, Inc.			49,108	3,164,520

Nexen, Inc. (Canada)			5,482	92,829

Occidental Petroleum Corp.			50,155	4,301,794

Oceaneering International, Inc.			40,268	1,927,226

Pacific Rubiales Energy Corp. (Colombia)			16,218	343,444

Peabody Energy Corp.			44,688	1,095,750

Petrofac, Ltd. (United Kingdom)			55,696	1,217,604

Petroleo Brasileiro SA ADR (Preference) (Brazil)			30,551	554,195

Petroleo Brasileiro SA ADR (Brazil)			4,500	84,465

Phillips 66(NON)			13,838	459,975

Repsol YPF SA (Rights) (Spain)(NON)			25,267	17,714

Repsol YPF SA (Spain)			25,267	406,248

REX American Resources Corp.(NON)			7,492	146,244

Rosetta Resources, Inc.(NON)			4,801	175,909

Royal Dutch Shell PLC Class A (United Kingdom)			54,937	1,850,622

Royal Dutch Shell PLC Class A (United Kingdom)			30,865	1,042,991

Royal Dutch Shell PLC Class B (United Kingdom)			41,942	1,463,785

Sapurakencana Petroleum Bhd. (Malaysia)(NON)			598,100	414,366

Schlumberger, Ltd.			17,384	1,128,395

Stallion Oilfield Holdings, Ltd.(NON)			1,034	33,088

Statoil ASA (Norway)			52,540	1,256,338

Stone Energy Corp.(NON)			25,669	650,452

Superior Energy Services(NON)			33,786	683,491

Swift Energy Co.(NON)			14,922	277,698

Technip SA (France)			5,171	539,620

Tesoro Corp.(NON)			32,902	821,234

Total SA (France)			29,619	1,336,680

Tullow Oil PLC (United Kingdom)			20,197	466,233

Unit Corp.(NON)			5,684	209,683

Vaalco Energy, Inc.(NON)			62,241	537,140

Valero Energy Corp.			125,224	3,024,160

W&T Offshore, Inc.			15,219	232,851

Western Refining, Inc.			13,457	299,687

Williams Cos., Inc. (The)			50,920	1,467,514

				74,792,596
Financials (9.2%)

3i Group PLC (United Kingdom)			112,322	347,725

ACE, Ltd.			6,696	496,374

Agree Realty Corp.(R)			10,033	222,030

Agricultural Bank of China, Ltd. (China)			1,291,000	521,229

AIA Group, Ltd. (Hong Kong)			361,200	1,245,398

Allianz SE (Germany)			10,962	1,102,282

Allied World Assurance Co. Holdings AG			18,975	1,507,943

American Capital Agency Corp.(R)			4,235	142,338

American Equity Investment Life Holding Co.			31,988	352,188

American Financial Group, Inc.			25,175	987,615

American Safety Insurance Holdings, Ltd.(NON)			16,226	304,238

Amtrust Financial Services, Inc.			5,675	168,604

Aon PLC (United Kingdom)			72,286	3,381,539

Apollo Commercial Real Estate Finance, Inc.(R)			17,791	285,901

Apollo Residential Mortgage, Inc.			15,341	295,774

Arch Capital Group, Ltd.(NON)			37,469	1,487,145

Arlington Asset Investment Corp. Class A			6,828	148,236

ARMOUR Residential REIT, Inc.(R)			31,828	226,297

Ashford Hospitality Trust, Inc.(R)			37,512	316,226

Ashmore Group PLC (United Kingdom)			46,532	255,357

Assurant, Inc.			28,483	992,348

Assured Guaranty, Ltd. (Bermuda)			78,474	1,106,483

Australia & New Zealand Banking Group, Ltd. (Australia)			88,380	2,006,322

AvalonBay Communities, Inc.(R)			15,617	2,209,493

AXA SA (France)			76,715	1,026,769

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			21,074	151,888

Banco Latinoamericano de Exportaciones SA Class E (Panama)			22,547	483,182

Banco Santander Central Hispano SA (Spain)			86,316	576,486

Bank Mandiri (Persero) Tbk PT (Indonesia)			914,500	707,872

Bank of America Corp.			52,648	430,661

Bank of the Ozarks, Inc.			7,613	228,999

Barclays PLC (United Kingdom)			552,684	1,414,756

Berkshire Hathaway, Inc. Class B(NON)			32,313	2,692,642

BM&F Bovespa SA (Brazil)			99,700	508,800

BNP Paribas SA (France)			25,699	992,079

BR Properties SA (Brazil)			32,000	377,595

British Land Company PLC (United Kingdom)(R)			35,185	281,857

C C Land Holdings, Ltd. (Rights) (China)(NON)(F)			4,608	—

C C Land Holdings, Ltd. (China)			1,168,687	282,942

Cardinal Financial Corp.			19,506	239,534

Cardtronics, Inc.(NON)			11,074	334,546

CBL & Associates Properties, Inc.(R)			25,809	504,308

CBOE Holdings, Inc.			45,768	1,266,858

Chimera Investment Corp.(R)			227,171	536,124

China Construction Bank Corp. (China)			2,092,000	1,442,379

China Overseas Land & Investment, Ltd. (China)			200,000	469,176

China Pacific Insurance (Group) Co., Ltd. (China)			191,000	622,670

CIMB Group Holdings Berhad (Malaysia)			167,400	400,609

CIT Group, Inc.(NON)			21,018	749,082

Citigroup, Inc.			36,757	1,007,509

Citizens & Northern Corp.			12,608	240,182

Citizens Republic Bancorp, Inc.(NON)			11,186	191,616

City National Corp.			5,501	267,239

CNO Financial Group, Inc.			43,761	341,336

Commonwealth Bank of Australia (Australia)			29,889	1,635,716

DBS Group Holdings, Ltd. (Singapore)			54,000	596,051

Deutsche Bank AG (Germany)			25,302	919,558

Dexus Property Group (Australia)			904,671	865,323

Discovery Holdings, Ltd. (South Africa)			65,401	417,003

Dynex Capital, Inc.(R)			23,737	246,390

East West Bancorp, Inc.			33,838	793,839

Eaton Vance Corp.			58,929	1,588,137

Equity Residential Trust(R)			45,867	2,860,266

Everest Re Group, Ltd.			13,161	1,362,032

Fidelity National Financial, Inc. Class A			66,001	1,271,179

Financial Institutions, Inc.			13,027	219,896

First Community Bancshares Inc.			12,298	177,460

First Industrial Realty Trust(NON)(R)			17,697	223,336

FirstRand, Ltd. (South Africa)			120,133	389,298

Flushing Financial Corp.			22,873	311,759

FXCM, Inc. Class A			12,126	142,602

Genworth Financial, Inc. Class A(NON)			41,601	235,462

Glimcher Realty Trust(R)			23,383	238,974

Goldman Sachs Group, Inc. (The)			20,429	1,958,324

Hachijuni Bank, Ltd. (The) (Japan)			116,000	603,510

Hang Lung Group, Ltd. (Hong Kong)			111,000	684,098

Hanmi Financial Corp.(NON)			25,826	270,656

Hartford Financial Services Group, Inc. (The)			108,528	1,913,349

Heartland Financial USA, Inc.			8,734	209,616

Henderson Land Development Co., Ltd. (Hong Kong)			20,000	111,116

HFF, Inc. Class A(NON)			39,612	552,191

Home Bancshares, Inc.			9,686	296,198

Housing Development Finance Corp., Ltd. (HDFC) (India)			40,129	472,226

HSBC Holdings PLC (London Exchange) (United Kingdom)			281,395	2,481,185

Hysan Development Co., Ltd. (Hong Kong)			34,000	129,322

ICICI Bank, Ltd. (India)			15,657	254,644

Industrial and Commercial Bank of China, Ltd. (China)			2,210,000	1,235,777

ING Groep NV GDR (Netherlands)(NON)			84,235	568,319

Insurance Australia Group, Ltd. (Australia)			247,389	886,528

Interactive Brokers Group, Inc. Class A			28,134	414,132

Invesco Mortgage Capital, Inc.(R)			9,751	178,833

Investment AB Kinnevik Class B (Sweden)			42,492	853,450

Itau Unibanco Holding SA ADR (Preference) (Brazil)			25,502	354,988

Jefferies Group, Inc.			90,358	1,173,750

Jones Lang LaSalle, Inc.			10,400	731,848

JPMorgan Chase & Co.			282,047	10,077,539

Kasikornbank PCL NVDR (Thailand)			171,700	880,401

KB Financial Group, Inc. (South Korea)			9,578	311,971

Lexington Realty Trust(R)			89,812	760,708

LIC Housing Finance, Ltd. (India)			75,791	365,483

LTC Properties, Inc.(R)			14,195	514,995

Macquarie Group, Ltd. (Australia)			4,838	130,260

Maiden Holdings, Ltd. (Bermuda)			21,593	187,427

MainSource Financial Group, Inc.			19,392	229,407

MFA Financial, Inc.(R)			31,998	252,464

Mirvac Group (Australia)(R)			112,050	146,742

Mission West Properties(R)			18,575	160,117

Mitsubishi UFJ Financial Group, Inc. (Japan)			316,000	1,512,310

Mitsui Fudosan Co., Ltd. (Japan)			30,000	581,963

Morgan Stanley			196,037	2,860,180

Nasdaq OMX Group, Inc. (The)			61,286	1,389,354

National Australia Bank, Ltd. (Australia)			26,870	652,549

National Bank of Canada (Canada)			4,129	295,126

National Financial Partners Corp.(NON)			10,559	141,491

National Health Investors, Inc.(R)			12,461	634,514

Nelnet, Inc. Class A			11,717	269,491

Northern Trust Corp.			60,795	2,797,786

Ocwen Financial Corp.(NON)			34,100	640,398

One Liberty Properties, Inc.(R)			13,137	247,370

ORIX Corp. (Japan)			15,850	1,475,291

Peoples Bancorp, Inc.			12,029	264,397

Persimmon PLC (United Kingdom)			11,442	109,489

PNC Financial Services Group, Inc.			44,590	2,724,895

Popular, Inc. (Puerto Rico)(NON)			10,203	169,472

Portfolio Recovery Associates, Inc.(NON)			2,572	234,721

Protective Life Corp.			10,076	296,335

Prudential PLC (United Kingdom)			139,044	1,611,017

PS Business Parks, Inc.(R)			5,171	350,180

Public Storage(R)			21,117	3,049,506

Rayonier, Inc.(R)			23,818	1,069,428

Reinsurance Group of America, Inc. Class A			21,313	1,134,065

RenaissanceRe Holdings, Ltd.			15,219	1,156,796

Republic Bancorp, Inc. Class A			4,708	104,753

Resona Holdings, Inc. (Japan)			115,600	477,126

Royal Bank of Scotland Group PLC (United Kingdom)(NON)			50,105	169,858

Sberbank of Russia ADR (Russia)			146,214	1,590,434

SCOR SE (France)			6,433	156,080

Sekisui Chemical Co., Ltd. (Japan)			66,000	614,605

Siam Commercial Bank PCL (Thailand)			81,400	376,757

Simon Property Group, Inc.(R)			38,697	6,023,575

Southside Bancshares, Inc.			15,984	359,320

Sovran Self Storage, Inc.(R)			8,745	438,037

St. Joe Co. (The)(NON)(S)			45,235	715,165

Standard Chartered PLC (United Kingdom)			44,595	972,209

Starwood Property Trust, Inc.(R)			7,561	161,125

Stockland (Units) (Australia)(R)			208,077	658,826

Sun Hung Kai Properties, Ltd. (Hong Kong)			7,000	83,064

Suncorp Group, Ltd. (Australia)			85,934	717,191

Svenska Handelsbanken AB Class A (Sweden)			25,802	850,543

Swedbank AB Class A (Sweden)			51,765	818,597

Swiss Life Holding AG (Switzerland)			8,577	809,366

SWS Group, Inc.			33,614	179,163

Symetra Financial Corp.			21,659	273,337

TD Ameritrade Holding Corp.			97,429	1,656,293

Turkiye Garanti Bankasi AS (Turkey)			47,538	187,421

UniCredit SpA (Italy)(NON)			41,465	157,122

United Overseas Bank, Ltd. (Singapore)			9,000	133,745

Universal Health Realty Income Trust(R)			3,323	138,004

Urstadt Biddle Properties, Inc. Class A(R)			10,581	209,186

Virginia Commerce Bancorp, Inc.(NON)			31,827	268,302

W.R. Berkley Corp.			33,885	1,318,804

Walker & Dunlop, Inc.(NON)			10,209	131,186

Washington Banking Co.			15,064	209,390

Wells Fargo & Co.			254,263	8,502,555

Westpac Banking Corp. (Australia)			32,198	700,452

Wheelock and Co., Ltd. (Hong Kong)			122,000	463,569

Yuanta Financial Holding Co., Ltd. (Taiwan)(NON)			543,578	249,419

				140,267,339
Health care (6.1%)

Abbott Laboratories			11,197	721,871

ABIOMED, Inc.(NON)			14,297	326,258

Aetna, Inc.			58,956	2,285,724

Affymax, Inc.(NON)			13,846	178,336

Alfresa Holdings Corp. (Japan)			9,300	492,931

Amarin Corp. PLC ADR (Ireland)(NON)			6,031	87,208

Amedisys, Inc.(NON)			3,170	39,467

AmerisourceBergen Corp.			44,983	1,770,081

Amgen, Inc.			15,617	1,140,666

AmSurg Corp.(NON)			8,617	258,338

Assisted Living Concepts, Inc. Class A			14,484	205,962

Astellas Pharma, Inc. (Japan)			19,400	847,391

AstraZeneca PLC (United Kingdom)			24,993	1,117,161

athenahealth, Inc.(NON)			2,151	170,295

Bayer AG (Germany)			17,413	1,255,627

Biosensors International Group, Ltd. (Singapore)(NON)			89,000	80,505

Biotest AG-Vorzugsaktien (Preference) (Germany)			1,564	74,367

C.R. Bard, Inc.			15,224	1,635,667

Celgene Corp.(NON)			16,599	1,064,992

Centene Corp.(NON)			4,731	142,687

Charles River Laboratories International, Inc.(NON)			5,790	189,680

Coloplast A/S Class B (Denmark)			4,004	719,644

Computer Programs & Systems, Inc.			3,106	177,725

Conmed Corp.			17,376	480,794

Covidien PLC (Ireland)			3,321	177,674

Cubist Pharmaceuticals, Inc.(NON)			8,451	320,377

Elan Corp. PLC ADR (Ireland)(NON)			27,053	394,703

Eli Lilly & Co.			139,229	5,974,316

Endo Health Solutions, Inc.(NON)			36,340	1,125,813

Forest Laboratories, Inc.(NON)			114,606	4,010,064

Fresenius SE & Co. KGgA (Germany)			7,760	804,674

Gilead Sciences, Inc.(NON)			58,438	2,996,701

GlaxoSmithKline PLC (United Kingdom)			102,220	2,317,925

Glenmark Pharmaceuticals, Ltd. (India)			57,444	375,698

Greatbatch, Inc.(NON)			21,314	484,041

Grifols SA ADR (Spain)(NON)			67,285	645,936

HCA Holdings, Inc.			25,536	777,060

Health Management Associates, Inc. Class A(NON)			65,313	512,707

HealthSouth Corp.(NON)			25,184	585,780

Hi-Tech Pharmacal Co., Inc.(NON)			9,106	295,034

Hill-Rom Holdings, Inc.			6,249	192,782

Humana, Inc.			26,911	2,083,988

Jazz Pharmaceuticals PLC (Ireland)(NON)			26,593	1,196,951

Johnson & Johnson			61,613	4,162,574

Kindred Healthcare, Inc.(NON)			25,680	252,434

Lincare Holdings, Inc.			7,464	253,925

Magellan Health Services, Inc.(NON)			113	5,122

McKesson Corp.			38,010	3,563,438

MedAssets, Inc.(NON)			39,792	535,202

Medicines Co. (The)(NON)			36,704	841,990

Medicis Pharmaceutical Corp. Class A			12,464	425,646

Merck & Co., Inc.			45,786	1,911,566

Metropolitan Health Networks, Inc.(NON)			31,546	301,895

Mitsubishi Tanabe Pharma (Japan)			19,000	273,009

Molina Healthcare, Inc.(NON)			11,182	262,330

Novartis AG (Switzerland)			19,684	1,097,972

Novo Nordisk A/S Class B (Denmark)			7,337	1,061,452

Obagi Medical Products, Inc.(NON)			45,315	691,960

Omega Healthcare Investors, Inc.(R)			21,174	476,415

Omnicare, Inc.			35,175	1,098,515

OraSure Technologies, Inc.(NON)			50,647	569,272

Orion OYJ Class B (Finland)			22,938	435,142

Otsuka Holdings Company, Ltd. (Japan)			38,700	1,185,782

Par Pharmaceutical Cos., Inc.(NON)			26,200	946,868

PDL BioPharma, Inc.			46,927	311,126

Pernix Therapeutics Holdings(NON)			10,176	74,183

Pfizer, Inc.			485,789	11,173,147

Quality Systems, Inc.			7,785	214,165

Questcor Pharmaceuticals, Inc.(NON)			5,510	293,352

ResMed, Inc.(NON)			30,643	956,062

Roche Holding AG-Genusschein (Switzerland)			11,700	2,019,741

RTI Biologics, Inc.(NON)			43,908	165,094

Salix Pharmaceuticals, Ltd.(NON)			2,612	142,197

Sanofi (France)			29,148	2,210,323

Spectrum Pharmaceuticals, Inc.(NON)(S)			44,844	697,773

STAAR Surgical Co.(NON)			40,232	312,603

Suzuken Co., Ltd. (Japan)			10,200	344,024

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			7,264	286,492

Triple-S Management Corp. Class B (Puerto Rico)(NON)			6,611	120,849

United Therapeutics Corp.(NON)			26,280	1,297,706

UnitedHealth Group, Inc.			134,015	7,839,878

ViroPharma, Inc.(NON)			21,072	499,406

Warner Chilcott PLC Class A (Ireland)(NON)			92,595	1,659,302

WellCare Health Plans, Inc.(NON)			10,195	540,335

				92,245,868
Technology (9.5%)

Acacia Research Corp.(NON)			3,258	121,328

Actuate Corp.(NON)			99,559	689,944

Acxiom Corp.(NON)			31,763	479,939

Advanced Micro Devices, Inc.(NON)			8,600	49,278

Agilent Technologies, Inc.			63,545	2,493,506

Amadeus IT Holding SA Class A (Spain)			16,465	348,681

Anixter International, Inc.			3,694	195,967

AOL, Inc.(NON)			61,188	1,718,159

Apple, Inc.(NON)			74,129	43,291,336

Applied Materials, Inc.			156,358	1,791,863

ASML Holding NV (Netherlands)			14,048	715,848

Aspen Technology, Inc.(NON)			10,634	246,177

Asustek Computer, Inc. (Taiwan)			44,280	409,598

Baidu, Inc. ADR (China)(NON)			7,130	819,807

BMC Software, Inc.(NON)			46,456	1,982,742

Broadcom Corp. Class A(NON)			60,992	2,061,530

Brocade Communications Systems, Inc.(NON)			183,126	902,811

CA, Inc.			82,230	2,227,611

Cadence Design Systems, Inc.(NON)			111,965	1,230,495

China Automation Group, Ltd. (China)			1,111,000	265,596

Cirrus Logic, Inc.(NON)			10,025	299,547

Cisco Systems, Inc.			312,488	5,365,419

Coherent, Inc.(NON)			3,744	162,115

Coinstar, Inc.(NON)			2,494	171,238

Computershare, Ltd. (Australia)			31,279	239,111

Concur Technologies, Inc.(NON)			3,913	266,475

Dell, Inc.(NON)			166,271	2,081,713

EnerSys(NON)			13,664	479,196

Entegris, Inc.(NON)			37,922	323,854

Fair Isaac Corp.			18,514	782,772

FEI Co.(NON)			10,487	501,698

Fujitsu, Ltd. (Japan)			298,000	1,427,927

Gemalto NV (Netherlands)			2,182	156,921

Google, Inc. Class A(NON)			19,296	11,193,031

GSI Group, Inc.(NON)			32,403	371,338

Hollysys Automation Technologies, Ltd. (China)(NON)			78,396	667,934

Hon Hai Precision Industry Co., Ltd. (Taiwan)			293,020	883,558

IBM Corp.			31,940	6,246,825

Infineon Technologies AG (Germany)			130,918	887,683

InnerWorkings, Inc.(NON)			15,386	208,173

Integrated Silicon Solutions, Inc.(NON)			17,868	180,288

Intel Corp.			100,428	2,676,406

Ixia(NON)			11,923	143,314

JDA Software Group, Inc.(NON)			15,317	454,762

KLA-Tencor Corp.			26,322	1,296,359

Konami Corp. (Japan)			22,200	504,215

L-3 Communications Holdings, Inc.			23,376	1,730,058

Lam Research Corp.(NON)			24,751	934,103

LITE-ON IT Corp. (Taiwan)			400,000	390,346

LivePerson, Inc.(NON)			10,521	200,530

Mail.ru Group., Ltd. GDR (Russia)(NON)			12,167	414,410

Manhattan Associates, Inc.(NON)			4,862	222,242

Mentor Graphics Corp.(NON)			29,700	445,500

Microsoft Corp.			469,593	14,364,850

Monotype Imaging Holdings, Inc.(NON)			11,160	187,153

MTS Systems Corp.			5,582	215,186

Netscout Systems, Inc.(NON)			17,681	381,733

Nova Measuring Instruments, Ltd. (Israel)(NON)			27,062	235,981

NTT Data Corp. (Japan)			122	374,613

NVIDIA Corp.(NON)			88,983	1,229,745

Omnivision Technologies, Inc.(NON)			9,519	127,174

Oracle Corp.			54,252	1,611,284

Parametric Technology Corp.(NON)			9,601	201,237

Pericom Semiconductor Corp.(NON)			25,067	225,603

Photronics, Inc.(NON)			30,130	183,793

Plantronics, Inc.			6,551	218,803

Polycom, Inc.(NON)			40,367	424,661

Procera Networks, Inc.(NON)			8,922	216,894

QLIK Technologies, Inc.(NON)			7,009	155,039

QLogic Corp.(NON)			121,461	1,662,801

Qualcomm, Inc.			24,014	1,337,100

RealD, Inc.(NON)			16,874	252,435

RealPage, Inc.(NON)			8,450	195,702

RF Micro Devices, Inc.(NON)			85,602	363,809

Rudolph Technologies, Inc.(NON)			24,080	209,978

Samsung Electronics Co., Ltd. (South Korea)			3,318	3,517,820

SAP AG (Germany)			8,263	487,959

Silicon Graphics International Corp.(NON)			8,398	53,915

SK Hynix, Inc. (South Korea)(NON)			40,340	852,687

Skyworks Solutions, Inc.(NON)			6,702	183,434

Softbank Corp. (Japan)			19,400	721,275

Spreadtrum Communications, Inc. ADR (China)			26,600	469,490

Symantec Corp.(NON)			144,965	2,117,939

Synchronoss Technologies, Inc.(NON)			4,534	83,743

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			326,350	893,264

Tangoe, Inc.(NON)			6,594	140,518

Tech Data Corp.(NON)			12,867	619,803

Telefonaktiebolaget LM Ericsson Class B (Sweden)			31,716	289,406

Tencent Holdings, Ltd. (China)			25,900	764,840

Teradyne, Inc.(NON)			62,770	882,546

Texas Instruments, Inc.			1,600	45,904

TIBCO Software, Inc.(NON)			16,165	483,657

Tripod Technology Corp. (Taiwan)			125,180	356,465

TTM Technologies, Inc.(NON)			16,870	158,747

Tyler Technologies, Inc.(NON)			4,315	174,110

Ultimate Software Group, Inc.(NON)			3,061	272,796

Unisys Corp.(NON)			4,112	80,390

VASCO Data Security International, Inc.(NON)			55,354	452,796

Vishay Intertechnology, Inc.(NON)			55,295	521,432

Websense, Inc.(NON)			10,360	194,043

Western Digital Corp.(NON)			35,456	1,080,699

Wistron NeWeb Corp. (Taiwan)			181,147	373,902

Yaskawa Electric Corp. (Japan)			15,000	113,835

				145,114,266
Transportation (0.7%)

Alaska Air Group, Inc.(NON)			7,193	258,229

CCR SA (Brazil)			53,615	435,914

Central Japan Railway Co. (Japan)			219	1,730,760

ComfortDelgro Corp., Ltd. (Singapore)			459,000	562,440

Delta Air Lines, Inc.(NON)			191,912	2,101,436

Deutsche Post AG (Germany)			14,235	252,118

International Consolidated Airlines Group SA (United Kingdom)(NON)			147,664	371,092

Korean Air Lines Co., Ltd. (South Korea)(NON)			10,083	445,872

Neptune Orient Lines, Ltd. (Singapore)(NON)			600,000	529,618

Swift Transportation Co.(NON)			45,512	430,088

Turk Hava Yollari (Turkey)(NON)			108,941	192,144

United Parcel Service, Inc. Class B			19,742	1,554,880

US Airways Group, Inc.(NON)			15,870	211,547

Wabtec Corp.			12,572	980,742

				10,056,880
Utilities and power (1.7%)

Aboitiz Power Corp. (Philippines)			351,900	286,214

AES Corp. (The)(NON)			150,783	1,934,546

Ameren Corp.			57,947	1,943,542

CenterPoint Energy, Inc.			99,590	2,058,525

Centrica PLC (United Kingdom)			116,035	578,455

China Resources Gas Group, Ltd. (China)			202,000	348,828

China WindPower Group, Ltd. (China)			8,430,000	301,859

Chubu Electric Power, Inc. (Japan)			15,100	245,161

CMS Energy Corp.			63,644	1,495,634

DTE Energy Co.			38,992	2,313,395

Electric Power Development Co. (Japan)			12,600	330,445

Enel SpA (Italy)			192,275	620,486

Energias de Portugal (EDP) SA (Portugal)			58,245	137,598

Entergy Corp.			38,697	2,627,139

GDF Suez (France)			35,672	851,096

International Power PLC (United Kingdom)			22,083	144,468

National Grid PLC (United Kingdom)			120,185	1,272,114

NRG Energy, Inc.(NON)			66,197	1,149,180

Origin Energy, Ltd. (Australia)			26,169	329,165

PG&E Corp.			81,519	3,690,365

Red Electrica Corporacion SA (Spain)			19,268	840,271

TECO Energy, Inc.			58,536	1,057,160

Toho Gas Co., Ltd. (Japan)			83,000	515,490

Tokyo Gas Co., Ltd. (Japan)			119,000	607,741

Westar Energy, Inc.			32,130	962,294

				26,641,171

Total common stocks (cost $779,574,142)				$835,870,425

CORPORATE BONDS AND NOTES (12.4%)(a)
			Principal amount	Value

Basic materials (0.9%)

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			$90,000	$91,810

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			65,000	82,714

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			40,000	44,189

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)			285,000	337,264

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			400,000	388,000

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			125,000	135,938

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			300,000	321,750

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			200,000	195,000

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			420,000	498,225

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.468s, 2013 (Netherlands)			105,000	93,450

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			275,000	294,594

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041			65,000	71,514

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			135,000	179,560

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			265,000	288,830

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			745,000	759,448

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			535,000	545,663

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			170,000	171,801

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			355,000	346,125

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)			160,000	162,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			210,000	222,600

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			90,000	91,350

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			340,000	341,253

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			140,000	140,153

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			65,000	56,063

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			215,000	219,300

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.967s, 2014			90,000	83,025

Hexion U.S. Finance Corp./Hexion Nove Scotia Finance, ULC company guaranty sr. notes 6 5/8s, 2020			85,000	87,125

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			140,000	157,850

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			265,000	297,463

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			170,000	170,850

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	160,000	172,930

International Paper Co. sr. unsec. notes 7.95s, 2018			$725,000	913,594

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			285,000	306,375

Louisiana-Pacific Corp. 144A sr. unsec. notes 7 1/2s, 2020			115,000	120,463

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			135,000	184,304

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			530,000	581,675

LyondellBasell Industries NV 144A sr. unsec. notes 5 3/4s, 2024 (Netherlands)			285,000	304,950

LyondellBasell Industries NV 144A sr. unsec. notes 5s, 2019 (Netherlands)			880,000	922,900

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	100,000	88,855

Momentive Performance Materials, Inc. notes 9s, 2021			$110,000	83,325

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			65,000	65,163

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			135,000	139,050

Norbord, Inc. sr. unsub. notes 7 1/4s, 2012 (Canada)			25,000	25,000

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			225,000	242,438

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			270,000	266,625

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			285,000	—

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	80,000	107,757

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)			$10,000	10,639

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022			210,000	216,340

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019			210,000	215,710

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			275,000	365,007

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			95,000	99,275

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			195,000	196,950

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			55,000	55,000

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			260,000	292,175

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			315,000	366,975

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			271,000	279,808

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020			210,000	215,775

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			215,000	239,994

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			250,000	264,375

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			170,000	67,150

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019			20,000	15,200

				14,300,684
Capital goods (0.7%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			415,000	445,606

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			350,000	371,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			135,000	139,050

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	315,000	416,698

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			$45,000	46,800

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			75,000	82,875

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			175,000	179,375

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			145,000	154,425

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			285,000	309,938

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			100,000	103,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			105,000	123,577

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	138,438

Bombardier, Inc. 144A sr. unsec. notes 5 3/4s, 2022 (Canada)			135,000	134,494

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			270,000	288,900

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec notes 10 1/8s, 2020			125,000	127,813

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	65,000	88,697

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			$235,000	234,589

Exide Technologies sr. notes 8 5/8s, 2018			170,000	134,088

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012			115,000	116,345

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			380,000	409,450

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			805,000	1,027,732

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			60,000	63,225

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			400,000	368,000

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			240,000	254,700

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			65,000	73,287

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	198,054

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			195,000	204,263

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			105,000	104,738

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC 144A company guaranty sr. notes 7 3/4s, 2016			150,000	157,875

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			100,000	108,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			100,000	103,500

Ryerson Holding Corp. sr. disc. notes zero %, 2015			260,000	135,200

Ryerson, Inc. company guaranty sr. notes 12s, 2015			501,000	503,505

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			195,000	217,953

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			110,000	119,350

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			210,000	226,800

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016			125,000	140,156

Terex Corp. sr. unsec. sub. notes 8s, 2017			265,000	274,938

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			480,000	490,800

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			188,000	206,800

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			330,000	362,175

United Technologies Corp. sr. unsec. unsub notes 4 1/2s, 2042			280,000	307,553

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			170,000	178,137

				9,872,149
Communication services (1.5%)

Adelphia Communications Corp. escrow bonds zero %, 2012			200,000	1,500

AMC Networks, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2021			60,000	66,150

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			140,000	172,315

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	205,736

American Tower Corp. sr. unsec. notes 7s, 2017(R)			210,000	244,015

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			50,000	64,351

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			170,000	202,003

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			125,000	155,699

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030			310,000	404,573

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			165,000	171,600

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			675,000	752,625

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			80,000	86,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			200,000	217,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			185,000	197,488

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	165,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			165,000	176,550

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			185,000	200,725

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			290,000	292,044

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			495,000	533,363

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			235,000	226,775

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			95,000	98,800

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			360,000	327,600

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			368,000	472,665

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			150,000	175,545

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			285,000	272,175

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			535,000	551,050

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			100,000	107,250

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			145,000	154,425

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)			195,000	270,666

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			170,000	177,650

Digicel Group, Ltd. 144A sr. unsec. unsub. notes 8 7/8s, 2015 (Jamaica)			165,000	166,650

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			225,000	228,938

Equinix, Inc. sr. unsec. notes 7s, 2021			165,000	182,325

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			132,000	138,114

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			80,000	86,000

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			330,000	349,800

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			190,000	204,250

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			290,000	308,125

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			320,000	348,000

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	138,775

Intelsat Investments SA company guaranty sr. unsec. notes 11 1/4s, 2016 (Bermuda)			151,000	158,173

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			210,000	222,075

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec notes 7 1/4s, 2020 (Bermuda)			170,000	178,500

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			524,843	541,900

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			1,280,000	1,318,400

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			200,000	206,500

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			90,000	115,178

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			185,000	199,800

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			185,000	194,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			45,000	46,181

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			205,000	224,988

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	127,188

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			420,000	437,325

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			40,000	40,050

Nextel Communications, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2014			545,000	545,681

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			440,000	458,700

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			55,000	49,844

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			250,000	214,375

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			260,000	280,150

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			230,000	257,025

Qwest Corp. notes 6 3/4s, 2021			777,000	876,213

Qwest Corp. sr. notes FRN 3.718s, 2013			1,475,000	1,476,385

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			85,000	93,275

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			225,000	321,750

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			13,000	14,235

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			283,000	301,395

Sprint Capital Corp. company guaranty 6 7/8s, 2028			1,095,000	881,475

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			250,000	256,250

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			310,000	296,825

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			485,000	544,413

Sprint Nextel Corp. 144A sr. unsec. notes 9 1/8s, 2017			205,000	215,250

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2014			340,000	378,552

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			105,000	127,972

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			150,000	155,887

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			270,000	370,339

Videotron Ltee 144A sr. unsec. notes 5s, 2022 (Canada)			260,000	263,900

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			123,000	137,145

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			360,000	315,000

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			400,000	323,000

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			85,000	91,375

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			385,000	419,650

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			160,000	169,600

				23,141,759
Consumer cyclicals (2.2%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	37,888

ADT Corp./The 144A company guaranty sr. unsec notes 4 7/8s, 2042			258,000	252,690

ADT Corp./The 144A company guaranty sr. unsec notes 3 1/2s, 2022			362,000	360,220

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			245,000	193,550

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	268,538

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			215,000	183,288

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			420,000	453,600

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			299,000	313,950

American Media, Inc. 144A notes 13 1/2s, 2018			11,246	10,571

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			185,000	189,625

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			105,000	107,495

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			70,000	70,000

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			90,000	97,988

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			70,000	71,400

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			205,000	196,800

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			35,000	30,450

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			95,000	82,888

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016			5,000	4,788

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			390,000	329,550

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			240,000	255,600

Building Materials Corp. 144A sr. notes 7s, 2020			95,000	102,363

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			110,000	116,875

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			95,000	101,650

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			205,000	217,300

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,075,000	1,173,094

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			120,000	124,200

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			100,000	128,504

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			210,000	232,522

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			175,000	177,188

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			45,000	49,950

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			225,000	201,375

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			95,000	99,513

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			160,000	164,800

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			375,000	385,313

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			80,000	88,600

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			125,000	135,625

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			390,697	430,743

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			275,000	239,250

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			120,000	102,600

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			580,000	632,200

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. sub. notes 7 5/8s, 2020			175,000	171,063

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			215,000	223,331

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			290,000	273,325

DISH DBS Corp. company guaranty 6 5/8s, 2014			45,000	48,263

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			445,000	512,863

DISH DBS Corp. company guaranty sr. unsec. notes 7 3/4s, 2015			10,000	11,100

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			235,000	253,800

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			245,000	263,375

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			395,000	413,845

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			352,000	401,280

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			370,000	378,788

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			210,000	247,275

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			355,000	433,386

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			475,000	504,394

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			480,000	532,917

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			300,000	312,000

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			190,000	199,975

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019			170,000	183,600

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			170,000	195,980

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			110,000	113,025

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			520,000	578,500

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			205,000	210,125

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	64,555

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$240,000	270,000

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			35,000	41,300

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			65,000	71,500

Lamar Media Corp. 144A sr. sub. notes 5 7/8s, 2022			110,000	112,750

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			787,000	820,448

Liberty Interactive, LLC debs. 8 1/4s, 2030			195,000	200,363

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			230,000	251,850

Limited Brands, Inc. sr. notes 5 5/8s, 2022			105,000	108,150

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			420,000	433,650

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			245,000	283,167

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			220,000	230,217

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			70,000	73,509

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			695,000	698,801

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			285,000	22,800

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			275,000	283,250

MGM Resorts International company guaranty sr. notes 9s, 2020			25,000	27,750

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	95,475

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			125,000	128,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			135,000	137,363

MGM Resorts International sr. notes 10 3/8s, 2014			30,000	33,825

MGM Resorts International sr. notes 6 3/4s, 2012			315,000	315,788

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019			145,000	155,150

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			180,000	191,252

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			663,300	693,149

Navistar International Corp. sr. notes 8 1/4s, 2021			552,000	529,920

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			205,000	203,975

News America Holdings, Inc. debs. 7 3/4s, 2045			210,000	256,799

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			215,000	238,113

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			255,000	267,750

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			100,000	97,750

Owens Corning company guaranty sr. unsec. notes 9s, 2019			670,000	834,150

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			140,000	155,050

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			400,000	415,000

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			145,000	158,413

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			215,000	228,438

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			45,000	48,938

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			285,000	310,650

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			195,000	185,250

QVC Inc. 144A sr. notes 7 3/8s, 2020			160,000	177,200

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			380,000	360,050

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			55,000	56,375

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			80,000	78,200

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			55,000	56,788

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			295,000	324,500

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			195,000	201,825

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			295,000	331,875

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			315,000	305,550

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			90,000	86,400

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			330,000	311,850

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			155,000	157,713

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			485,000	514,100

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			210,000	225,225

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			110,000	119,351

Sears Holdings Corp. company guaranty 6 5/8s, 2018			120,000	107,100

Spectrum Brands Holdings, Inc. Company guaranty sr. notes 9 1/2s, 2018			155,000	175,150

Spectrum Brands Holdings, Inc. 144A company guaranty sr. notes 9 1/2s, 2018			105,000	118,650

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			200,000	206,500

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			105,000	110,775

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			185,000	193,325

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			180,000	200,314

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			30,000	31,639

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			450,000	469,505

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			65,000	63,863

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			535,000	584,488

TransUnion Holding Co., Inc. 144A sr. notes 9 5/8s, 2018(PIK)			70,000	75,600

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			50,000	19,125

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			80,000	58,500

Travelport, LLC 144A sr. notes 6.461s, 2016			46,000	35,190

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			124,000	86,800

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	165,000	219,035

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$100,000	114,250

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			330,000	353,100

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			240,000	241,800

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			540,000	761,627

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			80,000	81,892

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			30,000	33,290

Whirlpool Corp. sr. unsec. unsub notes 4.7s, 2022			200,000	202,204

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			155,000	171,663

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			450,000	501,750

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			300,000	322,500

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016 (no set date to PIK expiration)(PIK)			185,000	188,238

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			484,000	514,250

				34,100,887
Consumer staples (1.0%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			150,000	207,565

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			20,000	27,786

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			315,000	375,361

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			80,000	89,000

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			70,000	76,650

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			120,000	123,450

Avis Budget Car Rental, LLC 144A company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			65,000	69,713

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			13,000	16,230

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			122,000	127,167

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			180,000	204,975

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018			70,000	73,500

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			156,238	172,057

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			180,000	153,900

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			256,907	219,013

Claire's Stores, Inc. 144A sr. notes 9s, 2019			210,000	212,363

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			350,000	396,375

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			110,000	118,250

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			550,000	595,375

CVS Caremark Corp. sr. unsec. unsub. notes 6.6s, 2019			80,000	99,940

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013			410,864	419,254

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			205,000	242,492

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			295,000	321,550

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			75,000	83,625

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			290,000	308,125

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			100,000	103,750

Delhaize Group company guaranty sr. unsec notes 4 1/8s, 2019 (Belgium)			125,000	120,939

Delhaize Group company guaranty sr. unsec. unsub. bonds 5 7/8s, 2014 (Belgium)			135,000	141,838

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2017 (United Kingdom)			280,000	336,588

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			285,000	312,075

Dole Food Co. sr. notes 13 7/8s, 2014			107,000	121,044

Dole Food Co. 144A sr. notes 8s, 2016			170,000	177,438

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			240,000	263,400

General Mills, Inc. sr. unsec. notes 5.65s, 2019			75,000	90,537

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			216,000	226,621

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			100,000	107,250

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	250,000	340,245

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$310,000	352,625

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			85,000	82,663

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			55,000	51,150

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2042			40,000	42,335

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017			20,000	24,266

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			180,000	231,378

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017			74,000	88,466

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020			145,000	147,175

Libbey Glass, Inc. 144A company guaranty sr. notes 6 7/8s, 2020			135,000	138,713

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			56,000	78,241

McDonald's Corp. sr. unsec. notes 5.7s, 2039			174,000	226,664

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			125,000	137,188

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			185,000	247,159

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			90,000	94,950

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			315,000	344,925

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			520,000	556,400

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			245,000	249,900

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			709,000	724,953

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			80,000	90,600

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020			210,000	210,525

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			250,000	276,714

Service Corporation International sr. notes 7s, 2019			115,000	123,625

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			625,000	681,250

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			490,000	559,213

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			200,000	206,000

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.85s, 2016			355,000	406,031

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018			70,000	72,800

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022			105,000	109,988

UR Merger Sub Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			365,000	405,150

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			510,000	548,893

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			85,000	90,100

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			155,000	161,975

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			65,000	66,463

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			110,000	124,055

				15,027,974
Energy (1.6%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			80,000	67,200

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			165,000	141,075

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			610,000	767,950

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			130,000	147,625

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			170,000	177,516

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			40,000	33,800

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			250,000	211,250

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			120,000	55,800

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			125,000	130,625

Aurora USA Oil & Gas Inc.. 144A sr. notes 9 7/8s, 2017			140,000	143,150

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			430,000	457,012

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			455,000	475,475

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			200,000	222,250

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			230,000	243,225

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017			95,000	94,525

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	60,537

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			$50,000	48,625

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			100,000	97,000

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			80,000	78,400

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			255,000	229,500

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			275,000	285,313

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			110,000	108,900

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			530,000	556,500

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			310,000	321,625

Continental Resources, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			235,000	238,525

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			325,000	343,281

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			80,000	78,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			339,000	371,205

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			145,000	150,438

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. notes 6 7/8s, 2019			90,000	94,050

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. unsec. notes 9 3/8s, 2020			395,000	409,319

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			585,000	508,950

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			145,000	151,525

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			145,000	132,313

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			185,000	174,825

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			265,000	266,988

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			158,000	186,628

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 6.51s, 2022 (Russia)			230,000	255,015

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,116,340

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			420,000	400,050

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			20,000	19,400

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			245,000	245,000

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			231,000	231,000

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			60,000	30,300

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			60,000	77,800

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			245,000	238,875

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			55,000	53,350

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			375,000	386,250

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			355,000	395,825

Laredo Petroleum, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			80,000	83,200

Lone Pine Resources Canada, Ltd. 144A company guaranty sr. notes 10 3/8s, 2017 (Canada)			100,000	94,250

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			205,000	209,356

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			275,000	209,000

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			5,000	5,125

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	219,450

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			245,000	265,868

Northern Oil and Gas, Inc. 144A company guaranty sr. unsec notes 8s, 2020			200,000	199,000

Oasis Petroleum, Inc. company guaranty sr. unsec notes 6 7/8s, 2023			135,000	135,000

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			285,000	309,225

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			175,000	189,875

PDC Energy, Inc. company guaranty sr. unsec. notes 12s, 2018			345,000	369,150

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			405,000	445,500

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	25,313

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018			380,000	378,100

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			410,000	407,950

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			215,000	241,783

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,920,000	1,624,915

Petronas Capital, Ltd. 144A company guaranty unsec. unsub. notes 5 1/4s, 2019 (Malaysia)			510,000	586,065

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			385,000	392,700

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			370,000	360,288

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			115,000	124,775

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			95,000	93,813

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			315,000	343,350

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			995,000	1,044,750

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			525,000	522,375

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			60,000	59,250

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			115,000	116,438

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			270,000	287,702

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			125,000	128,125

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			105,000	106,838

SM Energy Co. 144A sr. notes 6 1/2s, 2023			40,000	40,650

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			110,000	130,166

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			55,000	58,438

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			75,000	75,656

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			685,000	997,186

Whiting Petroleum Corp. company guaranty 7s, 2014			370,000	392,200

Williams Cos., Inc. (The) notes 7 3/4s, 2031			16,000	19,861

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			43,000	54,306

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			85,000	84,575

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			320,000	324,000

				23,466,497
Financials (2.2%)

Abbey National Treasury Service bank guaranty sr. unsec. unsub. notes FRN 2.046s, 2014 (United Kingdom)			135,000	129,180

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			890,000	906,154

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			150,000	132,188

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			495,000	646,178

Aflac, Inc. sr. unsec. notes 6.9s, 2039			220,000	266,694

Air Lease Corp. 144A sr. notes 5 5/8s, 2017			210,000	206,325

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			210,000	221,195

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			160,000	174,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			145,000	166,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			140,000	157,325

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2017			85,000	86,063

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.667s, 2014			236,000	226,401

Ally Financial, Inc. unsec. sub. notes 8s, 2018			155,000	171,663

American Express Co. sr. unsec. notes 8 1/8s, 2019			420,000	559,273

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068			570,000	618,450

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			437,000	481,478

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			325,000	366,441

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, 2049 (France)			425,000	357,000

Bank of America Corp. sr. unsec. unsub notes 5 7/8s, 2042			285,000	311,680

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			1,005,000	1,103,625

Bank of Montreal sr. unsec. unsub. bonds 2 1/8s, 2013 (Canada)			185,000	188,028

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			30,000	31,629

Bank of New York Mellon Corp. (The) sr. unsec. unsub notes 1.969s, 2017			210,000	211,649

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,719

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)			130,000	99,450

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			588,000	693,693

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			480,000	485,013

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			640,000	692,538

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, 2049 (France)			411,000	343,185

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			190,000	205,903

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			455,000	455,569

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			136,000	138,720

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			85,000	90,100

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			280,000	317,800

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			170,000	173,400

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			225,000	232,313

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			135,000	139,050

CIT Group, Inc. 144A bonds 7s, 2017			468,371	469,249

CIT Group, Inc. 144A bonds 7s, 2016			210,000	210,525

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			305,000	328,638

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			210,000	215,775

Citigroup Capital XXI company guaranty jr. unsec. sub. notes FRN 8.3s, 2057			765,000	766,913

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			35,000	39,080

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032			222,000	231,483

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2017			85,000	88,820

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			140,000	150,850

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			250,000	247,500

Deutsche Bank AG London sr. unsec. notes 2 3/8s, 2013 (United Kingdom)			5,000	5,035

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			180,000	183,150

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			120,000	137,550

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.667s, 2016			260,000	249,229

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			440,000	544,801

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			335,000	382,063

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			122,000	119,693

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub notes 5 1/8s, 2022			100,000	102,044

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019(R)			320,000	325,762

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			408,000	441,747

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			185,000	188,469

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			40,000	40,550

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			575,000	610,938

International Lease Finance Corp. sr. unsec. Ser. MTN, 5 5/8s, 2013			625,000	639,844

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			25,000	25,563

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			395,000	395,000

iStar Financial, Inc. 144A sr. unsec. notes 9s, 2017(R)			185,000	181,300

JPMorgan Chase & Co. sr. notes 6s, 2018			724,000	831,051

Lehman Brothers E-Capital Trust I Escrow notes zero %, 2065(F)			1,375,000	138

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			700,000	707,000

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			906,000	1,013,756

MetLife, Inc. sr. unsec. 6 3/4s, 2016			155,000	181,753

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			1,175,000	1,251,019

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	119,888

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			140,000	141,050

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			120,000	132,300

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			60,000	63,450

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			155,000	161,588

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			100,000	104,000

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			220,000	223,300

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			250,000	260,000

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			160,000	166,800

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			140,000	130,200

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			555,000	563,788

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038			140,000	165,200

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			170,000	170,283

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			295,000	283,938

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes 3.95s, 2015 (United Kingdom)			320,000	325,718

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			120,000	126,646

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			63,000	60,880

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			500,000	461,615

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			220,000	229,152

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			320,000	324,800

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			100,000	112,392

SLM Corp. sr. notes Ser. MTN, 8s, 2020			225,000	246,375

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			140,000	156,800

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			755,000	753,113

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			2,000,000	2,092,064

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			195,000	205,649

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	516,835

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,976,000	2,072,330

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			95,000	110,615

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			45,000	46,567

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			220,000	238,626

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037			290,000	284,200

				34,163,672
Health care (0.7%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			129,000	152,108

Amgen, Inc. sr. unsec. notes 3.45s, 2020			345,000	357,560

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			270,000	366,032

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			215,000	221,450

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			145,000	154,878

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			295,000	305,325

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	250,000	338,828

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			$275,000	292,875

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			235,000	252,840

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	137,056

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$545,000	547,725

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			570,000	619,163

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			220,000	229,625

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			155,000	168,563

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			205,000	213,713

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			270,000	289,575

HCA, Inc. sr. notes 6 1/2s, 2020			865,000	938,525

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			245,000	265,825

HCA, Inc. sr. unsec. notes 6 1/4s, 2013			50,000	51,125

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			400,000	409,000

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			300,000	297,000

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			255,000	278,906

Johnson & Johnson sr. unsec. notes 4.85s, 2041			335,000	412,742

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			450,000	472,500

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			245,000	221,725

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			210,000	229,950

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			155,000	165,463

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			45,000	56,633

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			80,000	80,200

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			87,885	88,984

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			200,000	212,500

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			67,000	76,715

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			300,000	316,500

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			155,000	173,988

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			135,000	141,861

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			310,000	355,840

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			55,000	58,607

USPI Finance Corp. 144A sr. unsec. notes 9s, 2020			170,000	180,200

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			45,000	45,450

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			105,000	108,544

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			45,000	46,913

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			10,000	6,650

WellPoint, Inc. notes 7s, 2019			95,000	118,220

				10,457,882
Technology (0.7%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			15,000	16,275

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			315,000	346,500

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			195,000	132,600

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			25,000	20,750

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			155,000	128,263

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			300,000	278,250

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			410,000	397,700

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			175,000	168,000

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			395,000	429,637

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			108,000	115,290

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			215,000	252,954

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			125,000	127,500

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			140,000	157,500

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	104,738

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			290,000	290,363

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			933,166	954,162

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			685,000	685,000

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			200,000	204,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			136,000	146,200

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			88,000	95,700

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			315,000	337,050

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			95,000	101,967

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			135,000	152,723

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			155,000	196,494

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			120,000	138,485

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			105,000	113,505

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			470,000	498,200

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			167,000	128,173

Lawson Software, Inc. 144A sr. notes 11 1/2s, 2018			110,000	124,300

Lawson Software, Inc. 144A sr. notes 9 3/8s, 2019			130,000	138,775

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			1,925,000	1,990,125

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			60,000	76,943

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			250,000	291,113

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 10s, 2013 (Netherlands)			34,000	36,550

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			355,000	404,700

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			155,000	154,559

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			195,000	215,719

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			215,000	228,975

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			275,000	298,375

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			154,000	187,201

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			60,000	67,627

				10,932,941
Transportation (0.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			340,000	350,200

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			290,000	300,150

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			105,000	120,042

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			95,000	112,745

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			560,000	573,723

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			184,790	209,737

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			360,000	390,600

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			300,000	181,500

				2,238,697
Utilities and power (0.7%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013			180,000	185,551

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			725,000	824,688

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			325,000	361,563

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			35,000	36,114

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			20,000	26,656

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			235,000	256,738

Calpine Corp. 144A sr. notes 7 1/4s, 2017			570,000	612,750

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			30,000	33,040

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			130,000	138,553

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			345,000	372,600

Dominion Resources, Inc. unsub. notes 5.7s, 2012			343,000	346,509

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			265,000	271,201

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			410,000	274,700

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			70,000	39,375

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			30,000	18,300

Edison Mission Energy sr. unsec. notes 7.2s, 2019			395,000	220,213

Edison Mission Energy sr. unsec. notes 7s, 2017			10,000	5,600

El Paso Corp. sr. unsec. notes 7s, 2017			670,000	760,019

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			225,000	252,979

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)			115,000	136,197

Electricite de France SA (EDF) 144A notes 6 1/2s, 2019 (France)			165,000	194,202

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			100,000	106,750

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			256,000	264,960

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			154,000	167,475

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			300,000	329,250

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			85,000	90,744

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			75,000	80,378

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			230,000	229,014

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			400,000	390,000

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	64,269

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			105,000	114,056

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			195,000	234,122

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			7,000	8,759

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029			235,000	309,297

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019			115,000	147,115

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			95,000	100,700

NRG Energy, Inc. company guaranty 7 3/8s, 2017			100,000	104,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	742,350

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			160,000	178,613

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			112,000	141,141

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			425,000	428,135

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			144,000	162,390

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			75,000	94,625

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			240,000	241,200

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	11,355

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			185,000	62,900

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			506,166	93,008

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			130,000	88,725

Union Electric Co. sr. notes 6.4s, 2017			140,000	167,977

				10,520,856

Total corporate bonds and notes (cost $180,569,645)				$188,223,998

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.9%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, July 1, 2042			$12,000,000	$13,120,313
4s, TBA, July 1, 2042			1,000,000	1,091,016

				14,211,329
U.S. Government Agency Mortgage Obligations (3.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, July 1, 2042			1,000,000	1,048,828

Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016			433,794	463,731
5 1/2s, TBA, July 1, 2042			20,000,000	21,814,062
4 1/2s, with due dates from February 1, 2039 to April 1, 2039			396,979	425,341
4s, TBA, July 1, 2042			23,000,000	24,478,829
4s, TBA, July 1, 2027			8,000,000	8,508,750
3 1/2s, TBA, July 1, 2042			1,000,000	1,050,938

				57,790,479

Total U.S. government and agency mortgage obligations (cost $71,834,305)				$72,001,808

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 1.125%, January 15, 2021(i)			$806,493	$933,427

U.S. Treasury Notes 0.125%, December 31, 2013(i)			415,000	413,900

Total U.S. treasury obligations (cost $1,347,327)				$1,347,327

MORTGAGE-BACKED SECURITIES (2.3%)(a)
			Principal amount	Value

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			$1,000,598	$121,948

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049			468,106	484,260
Ser. 07-1, Class XW, IO, 0.466s, 2049			1,640,581	15,653

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.039s, 2042			2,060,938	25,259
Ser. 04-5, Class XC, IO, 0.878s, 2041			2,488,953	36,832
Ser. 02-PB2, Class XC, IO, 0.692s, 2035			1,250,179	921
Ser. 07-5, Class XW, IO, 0.58s, 2051			6,397,813	92,986
Ser. 05-1, Class XW, IO, 0.074s, 2042			12,800,912	6,977

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.799s, 2046			5,370,090	221,516
Ser. 09-RR7, Class 2A7, IO, 1.564s, 2047			14,484,511	602,556
Ser. 09-RR7, Class 2A1, IO, 0 3/4s, 2047			13,804,047	352,003
Ser. 09-RR7, Class 1A1, IO, 0 3/4s, 2046			13,955,008	355,853

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 04-PR3I, Class X1, IO, 1.156s, 2041			323,024	4,745

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 04-PWR5, Class E, 5.222s, 2042			406,000	404,607
Ser. 06-PW14, Class X1, IO, 0.212s, 2038(F)			7,124,036	121,108

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			2,462,833	64,526
Ser. 07-AR5, Class 1X2, IO, 0 1/2s, 2047			1,497,895	31,905
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046			3,231,764	61,404
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			1,708,040	24,083

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA, IO, 1.67s, 2044			4,822,099	338,029

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			340,000	348,803

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.161s, 2049			38,722,254	539,014

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.571s, 2049			2,768,111	39,556
Ser. 07-CD4, Class XC, IO, 0.199s, 2049			9,258,428	72,216

Commercial Mortgage Pass-Through Certificates Ser. 05-C6, Class AJ, 5.209s, 2044			805,000	789,550

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.472s, 2043			15,610,047	151,308
Ser. 06-C8, Class XS, IO, 0.198s, 2046			50,137,031	741,836

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.595s, 2035			566,171	335,456
FRB Ser. 05-36, Class 2A1A, 0.555s, 2035			1,873,100	974,012
FRB Ser. 07-OH1, Class A1D, 0.455s, 2047			4,836,080	2,563,122
FRB Ser. 06-OA12, Class A2, 0.454s, 2046			2,161,581	886,248
FRB Ser. 06-OA10, Class 4A1, 0.435s, 2046			1,382,291	767,172
FRB Ser. 07-OA3, Class 1A1, 0.385s, 2047			676,757	433,124

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.966s, 2039			645,073	648,359
Ser. 06-C5, Class AX, IO, 0.214s, 2039			5,828,906	81,022

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.258s, 2049(F)			16,564,510	99,377
Ser. 07-C1, Class AX, IO, 0.208s, 2040			38,174,509	240,499

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ, 5.1s, 2038(F)			270,000	269,939

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			372,535	397,123
FRB Ser. 03-CK2, Class G, 5.744s, 2036			909,000	912,322
Ser. 03-C3, Class AX, IO, 1.952s, 2038			4,361,966	36,183
Ser. 02-CP3, Class AX, IO, 1.168s, 2035			686,512	1,396

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.633s, 2032			143,268	228,646
IFB Ser. 3072, Class SM, 22.91s, 2035			198,573	310,429
IFB Ser. 3072, Class SB, 22.764s, 2035			177,647	276,586
IFB Ser. 3249, Class PS, 21.477s, 2036			158,017	237,869
IFB Ser. 3065, Class DC, 19.135s, 2035			110,639	173,427
IFB Ser. 2990, Class LB, 16.328s, 2034			184,855	257,545
IFB Ser. 3727, Class PS, IO, 6.458s, 2038			2,121,398	238,730
IFB Ser. 3708, Class SQ, IO, 6.308s, 2040			1,392,860	199,040
IFB Ser. 3934, Class SA, IO, 6.158s, 2041			4,137,219	713,753
Ser. 3747, Class HI, IO, 4 1/2s, 2037			239,130	25,394
Ser. T-56, Class A, IO, 0.524s, 2043			136,536	2,315
Ser. T-56, Class 3, IO, 0.478s, 2043			110,866	1,455
Ser. T-56, Class 1, IO, 0.296s, 2043			144,943	1,087
Ser. T-56, Class 2, IO, 0.127s, 2043			133,567	417
Ser. 1208, Class F, PO, zero %, 2022			3,120	2,889
FRB Ser. 3326, Class WF, zero %, 2035			15,805	14,541

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.429s, 2036			93,922	168,931
IFB Ser. 06-8, Class HP, 23.667s, 2036			92,509	156,397
IFB Ser. 07-53, Class SP, 23.301s, 2037			170,954	271,641
IFB Ser. 05-75, Class GS, 19.514s, 2035			187,921	273,503
IFB Ser. 404, Class S13, IO, 6.155s, 2040			1,554,984	217,756
Ser. 03-W10, Class 1, IO, 1.426s, 2043			207,671	9,613
Ser. 01-50, Class B1, IO, 0.411s, 2041			1,478,612	16,634
Ser. 02-W8, Class 1, IO, 0.338s, 2042			754,410	8,487
Ser. 01-79, Class BI, IO, 0.306s, 2045			522,091	4,833
Ser. 03-34, Class P1, PO, zero %, 2043			24,509	20,097
Ser. 04-61, Class CO, PO, zero %, 2031			4,379	4,358
FRB Ser. 06-104, Class EK, zero %, 2036			899	893

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.081s, 2020(F)			221,140	4,777

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.149s, 2049			37,750,422	224,766
Ser. 05-C3, Class XC, IO, 0.113s, 2045			98,763,816	501,982

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041			415,000	401,439
Ser. 97-C1, Class X, IO, 1.341s, 2029			227,284	7,036
Ser. 05-C1, Class X1, IO, 0.299s, 2043			2,498,267	32,203

Government National Mortgage Association
IFB Ser. 10-85, Class SD, IO, 6.406s, 2038			96,207	15,474
IFB Ser. 10-120, Class SB, IO, 5.956s, 2035			185,384	18,396
IFB Ser. 10-20, Class SC, IO, 5.906s, 2040			74,207	12,215
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			88,701	15,304
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			2,148,488	304,978
Ser. 10-103, Class DI, IO, 4 1/2s, 2038(F)			1,681,287	224,193
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			3,294,748	288,356
Ser. 99-31, Class MP, PO, zero %, 2029			5,117	4,798

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			1,689,410	63,860

Greenwich Capital Commercial Funding Corp. 144A Ser. 05-GG3, Class XC, IO, 0.917s, 2042			6,234,254	89,836

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			98,653	99,640

GS Mortgage Securities Corp. II 144A Ser. 06-GG6, Class XC, IO, 0.151s, 2038			2,691,538	4,939

Harborview Mortgage Loan Trust FRB Ser. 05-8, Class 1A2A, 0.573s, 2035			599,432	346,172

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.425s, 2037			2,229,771	1,192,928

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.852s, 2041			447,000	437,214
FRB Ser. 05-CB12, Class AJ, 4.987s, 2037			846,000	838,851
Ser. 04-C3, Class B, 4.961s, 2042			331,000	318,885
Ser. 06-LDP8, Class X, IO, 0.734s, 2045			2,655,624	48,229
Ser. 06-CB17, Class X, IO, 0.69s, 2043			12,840,422	240,411
Ser. 07-LDPX, Class X, IO, 0.494s, 2049			4,225,659	44,940

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 05-CB12, Class X1, IO, 0.144s, 2037			2,818,254	26,920

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.725s, 2040(F)			846,850	787,284

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			411,870	411,870
Ser. 07-C2, Class XW, IO, 0.712s, 2040			1,184,432	23,892

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.842s, 2038			1,529,465	35,724
Ser. 05-C2, Class XCL, IO, 0.503s, 2040			8,931,956	68,231
Ser. 06-C7, Class XCL, IO, 0.332s, 2038			2,880,707	40,408
Ser. 06-C6, Class XCL, IO, 0.247s, 2039			35,177,635	613,674
Ser. 05-C5, Class XCL, IO, 0.232s, 2040			10,001,435	149,731
Ser. 05-C7, Class XCL, IO, 0.151s, 2040			9,361,814	57,201

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, 0.8s, 2047			1,611,483	46,330

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.529s, 2028(F)			40,498	931

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.041s, 2050			57,000	58,822
FRB Ser. 07-C1, Class A2, 5.937s, 2050			82,329	82,285
Ser. 03-KEY1, Class C, 5.373s, 2035			280,000	280,692
Ser. 05-MCP1, Class XC, IO, 0.248s, 2043			3,347,425	37,511

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 1.05s, 2039			2,951,426	41,831

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-1, Class A2, 5.439s, 2039			12,505	12,544

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.301s, 2045			777,251	58,294
Ser. 05-C3, Class X, IO, 6.088s, 2044			343,431	25,757

Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032			4,975	5,080
FRB Ser. 06-T23, Class A2, 5.918s, 2041			528,695	531,666
FRB Ser. 07-HQ12, Class A2, 5.781s, 2049			625,133	636,073
Ser. 07-IQ14, Class A2, 5.61s, 2049			407,432	421,563

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C, 5.245s, 2041			394,000	396,126

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			359,000	359,255

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.853s, 2043			1,333,143	1,373,137

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.989s, 2012			150	—

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			3,331,014	122,914
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			1,167,436	25,100
FRB Ser. 06-AR8, Class A1A, 0.445s, 2036			1,347,200	703,070
Ser. 06-AR8, Class X, IO, 0.4s, 2036			5,069,345	67,929

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.005s, 2045			1,236,169	222,510

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.62s, 2039(F)			762,000	780,819

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C29, IO, 0.55s, 2048			38,323,104	605,505
Ser. 07-C34, IO, 0.544s, 2046			4,644,603	71,527

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.513s, 2042			10,158,400	93,051
Ser. 06-C26, Class XC, IO, 0.091s, 2045			14,977,456	41,787
Ser. 06-C23, Class XC, IO, 0.081s, 2045			4,213,619	19,425

WAMU Commercial Mortgage Securities Trust 144A Ser. 07-SL2, Class A1, 5.417s, 2049(F)			981,034	902,613

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 06-AR9, Class 2A, 0.992s, 2046			1,909,876	763,950

Total mortgage-backed securities (cost $32,986,853)				$35,316,928

PURCHASED OPTIONS OUTSTANDING (1.1%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		$1,127,866	$112,820

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		1,127,866	48,464

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		6,544,000	996,586

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		2,681,000	246,384

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		2,681,000	244,507

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		6,544,000	173,547

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		2,681,000	35,711

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		2,681,000	33,298

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		9,607,000	1,732,911

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		9,607,000	204,821

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		9,601,827	1,792,210

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		9,601,827	196,290

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11		5,322,000	40,128

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		8,455,000	983,993

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		8,455,000	80,576

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		1,560,694	188,844

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		1,560,694	14,046

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		7,941,000	921,235

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		7,941,000	917,265

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		7,941,000	75,598

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		7,941,000	69,722

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		324,000	39,528

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		324,000	2,760

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		204,400	74,606

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		204,400	7,154

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		204,400	77,876

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		204,400	6,745

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		515,000	9,703

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		515,000	9,368

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		170,000	8,009

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		170,000	1,442

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		987,000	92,926

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		987,000	24,823

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		515,000	8,853

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		515,000	8,317

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		170,000	7,735

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		170,000	1,132

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		515,000	7,766

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		170,000	7,412

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		170,000	806

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		1,340,000	49,446

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		170,000	7,162

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		170,000	539

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		987,000	78,822

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		987,000	10,729

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		1,340,000	46,565

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		4,820,000	87,001

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		170,000	6,860

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		170,000	243

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		6,040,800	585,293

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		6,040,800	181

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		1,340,000	43,617

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,200,062	1,049,625

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,200,062	7

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		6,000,051	959,528

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		6,000,051	869,947

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		6,000,051	6

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		6,000,051	6

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		2,400,021	381,795

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		2,400,021	2

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		6,000,051	971,768

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		614,000	22,092

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		6,000,051	6

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		5,633,245	914,501

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		5,633,245	6

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		5,997,414	946,092

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		5,997,414	6

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		515,000	1,097

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		515,000	1,097

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		515,000	1,097

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		515,000	1,097

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		515,000	1,097

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		170,000	6,662

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		170,000	10

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		2,976,000	87,256

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		2,976,000	87,256

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		2,976,000	90,262

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		1,340,000	41,489

Total purchased options outstanding (cost $12,691,331)				$16,856,182

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

iShares FTSE A50 China Index ETF (China)			193,300	$253,621

iShares Russell 2000 Growth Index Fund			5,460	499,426

Market Vectors Gold Miners ETF			8,900	398,453

SPDR S&P 500 ETF Trust			79,324	10,809,481

Total investment Companies (cost $11,507,659)				$11,960,981

COMMODITY LINKED NOTES (0.7%)(a)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$4,844,000	$5,074,574

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			4,844,000	5,079,823

Total commodity Linked Notes (cost $9,688,000)				$10,154,397

FOREIGN GOVERNMENT BONDS AND NOTES (0.7%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$125,000	$85,000

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			850,000	749,739

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			4,755,000	3,668,483

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			200,000	198,982

Indonesia (Republic of) 144A notes 5 1/4s, 2042			930,000	973,013

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			400,000	436,000

Poland (Government of) sr. unsec. bonds 5s, 2022			645,000	704,018

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024			735,000	795,638

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			150,000	125,250

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			2,425,000	2,382,563

Total foreign government bonds and notes (cost $11,033,762)				$10,118,686

SENIOR LOANS (0.4%)(a)(c)
			Principal amount	Value

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			$210,000	$197,362

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			299,914	297,664

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 6 1/4s, 2017			70,538	70,097

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018			551,000	486,946

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017			350,765	346,819

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014			62,457	57,721

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017			195,000	193,141

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014			122,217	115,717

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.639s, 2014			118,112	107,187

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			71,605	71,426

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			162,989	160,188

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			198,809	196,386

EP Energy, LLC bank term loan FRN 6 1/2s, 2018			15,000	15,109

First Data Corp. bank term loan FRN 4.24s, 2018			560,071	513,428

First Data Corp. bank term loan FRN Ser. B3, 2.99s, 2014			59,603	57,079

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			173,875	158,468

Goodman Global, Inc. bank term loan FRN 9s, 2017			216,364	218,798

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			156,044	155,654

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			330,813	324,610

Intelsat SA bank term loan FRN 3.24s, 2014 (Luxembourg)			400,000	389,400

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			279,300	279,649

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			195,000	192,399

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			174,125	174,691

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			297,750	295,570

SRAM Corp. bank term loan FRN 8 1/2s, 2018			75,000	74,813

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.741s, 2017			799,610	476,844

Total senior loans (cost $5,905,601)				$5,627,166

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-HE7, Class 2A2, 0.405s, 2036			$1,440,711	$777,984

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-FF1, Class A2B, 0.335s, 2038			2,792,717	1,333,523

HSI Asset Securitization Corp. Trust FRB Ser. 07-NC1, Class A1, 0.345s, 2037			1,160,752	841,545

Merrill Lynch First Franklin Mortgage Loan Trust FRB Ser. 07-3, Class A2B, 0 3/8s, 2037			1,109,912	651,518

Merrill Lynch Mortgage Investors, Inc. FRB Ser. 04-HE2, Class A1A, 0.645s, 2035			2,087	1,638

Total asset-backed securities (cost $3,514,572)				$3,606,208

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			471	$419,617

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			15,430	371,092

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			181	119,781

Total preferred stocks (cost $851,215)				$910,490

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.(R)			7,578	$144,351

General Motors Co. Ser. B, $2.375 cv. pfd.			5,637	187,092

Lehman Brothers Holdings, Inc. 7.25% cv. pfd. (Escrow)(F)			684	7

Lucent Technologies Capital Trust I 7.75% cv. pfd.			217	144,305

United Technologies Corp. $3.75 cv. pfd.(NON)			2,600	136,994

Total convertible preferred stocks (cost $763,562)				$612,749

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$122,000	$112,088

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			49,000	68,110

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			279,000	242,381

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			59,000	61,655

Total convertible bonds and notes (cost $448,877)				$484,234

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$50,000	$52,688
4.071s, 1/1/14			150,000	155,016

Total municipal bonds and notes (cost $200,000)				$207,704

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	62	$1,643

Hartalega Holdings Bhd (Malaysia)	5/29/15	MYR 4.14	5,560	—

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	49,174	11,802

Total warrants (cost $10,021)				$13,445

SHORT-TERM INVESTMENTS (27.1%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)			1,915,325	$1,915,325

Putnam Money Market Liquidity Fund 0.12%(e)			301,597,431	301,597,431

SSgA Prime Money Market Fund 0.09%(P)			5,162,977	5,162,977

Straight-A Funding, LLC with effective yields ranging from 0.178% to 0.181%, September 21, 2012			$2,350,000	2,348,958

Straight-A Funding, LLC with effective yields ranging from 0.177% to 0.178%, August 10, 2012			11,000,000	10,997,800

Straight-A Funding, LLC 144A Ser. 1 with an effective yield of 0.178%, July 13, 2012			31,500,000	31,498,110

U.S. Treasury Bills with an effective yield of 0.172%, April 4, 2013(SEG)			6,026,000	6,017,925

U.S. Treasury Bills with effective yields ranging from 0.187% to 0.190%, May 2, 2013(SEG)(SEGSF)			6,771,000	6,760,295

U.S. Treasury Bills with effective yields ranging from 0.164% to 0.168%, May 30, 2013(SEG)(SEGSF)			4,602,000	4,593,951

U.S. Treasury Bills with effective yields ranging from 0.104% to 0.108%, December 13, 2012(SEG)(SEGSF)			4,153,000	4,150,305

U.S. Treasury Bills with effective yields ranging from 0.083% to 0.105%, November 15, 2012(SEG)(SEGSF)			23,402,000	23,392,054

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.094%, August 23, 2012(SEG)(SEGSF)			14,616,000	14,613,963

U.S. Treasury Bills with effective yields ranging from 0.086% to 0.090%, July 26, 2012(SEG)(SEGSF)			139,000	138,991

Total short-term investments (cost $413,190,243)				$413,188,085

TOTAL INVESTMENTS

Total investments (cost $1,536,117,115)(b)				$1,606,500,813

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,306,818,523) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	British Pound	Sell	7/18/12	$3,372,581	$3,310,144	$(62,437)
	Canadian Dollar	Sell	7/18/12	2,926,454	2,865,631	(60,823)
	Swedish Krona	Buy	7/18/12	1,495,242	1,435,905	59,337
Barclays Bank PLC
	Australian Dollar	Buy	7/18/12	5,883,508	5,776,777	106,731
	Australian Dollar	Sell	7/18/12	5,883,508	5,589,659	(293,849)
	Australian Dollar	Sell	8/16/12	2,080,959	2,044,724	(36,235)
	Brazilian Real	Buy	7/18/12	836,136	818,859	17,277
	Brazilian Real	Sell	7/18/12	836,136	818,394	(17,742)
	Brazilian Real	Sell	8/16/12	261,967	261,413	(554)
	British Pound	Buy	7/18/12	4,139,654	4,083,022	56,632
	British Pound	Sell	7/18/12	4,139,654	4,104,123	(35,531)
	British Pound	Buy	8/16/12	3,085,439	3,057,255	28,184
	Canadian Dollar	Buy	7/18/12	3,760,382	3,702,960	57,422
	Canadian Dollar	Sell	7/18/12	3,760,382	3,703,279	(57,103)
	Canadian Dollar	Sell	8/16/12	1,067,819	1,054,825	(12,994)
	Chilean Peso	Buy	7/18/12	1,718,697	1,697,384	21,313
	Chilean Peso	Sell	7/18/12	1,718,697	1,688,163	(30,534)
	Chilean Peso	Buy	8/16/12	654,541	654,520	21
	Czech Koruna	Buy	7/18/12	2,833,441	2,814,217	19,224
	Czech Koruna	Sell	7/18/12	2,833,441	2,765,017	(68,424)
	Czech Koruna	Sell	8/16/12	1,817,794	1,822,354	4,560
	Euro	Buy	7/18/12	13,011,254	12,827,253	184,001
	Euro	Sell	7/18/12	13,011,254	12,851,417	(159,837)
	Euro	Buy	8/16/12	7,330,046	7,202,413	127,633
	Hungarian Forint	Buy	7/18/12	604,096	576,350	27,746
	Hungarian Forint	Sell	7/18/12	604,096	547,842	(56,254)
	Indian Rupee	Sell	7/18/12	247,829	242,426	(5,403)
	Japanese Yen	Buy	7/18/12	1,827,562	1,871,299	(43,737)
	Japanese Yen	Sell	7/18/12	1,827,562	1,865,224	37,662
	Japanese Yen	Buy	8/16/12	22,750	22,909	(159)
	Malaysian Ringgit	Sell	7/18/12	572,522	568,257	(4,265)
	Mexican Peso	Buy	7/18/12	988,083	982,818	5,265
	Mexican Peso	Sell	7/18/12	988,083	934,610	(53,473)
	Mexican Peso	Sell	8/16/12	692,904	694,309	1,405
	New Zealand Dollar	Sell	7/18/12	514,742	491,413	(23,329)
	New Zealand Dollar	Sell	8/16/12	245,658	246,092	434
	Norwegian Krone	Buy	7/18/12	1,912,718	1,886,721	25,997
	Norwegian Krone	Sell	7/18/12	1,912,718	1,859,495	(53,223)
	Norwegian Krone	Sell	8/16/12	1,484,529	1,485,302	773
	Singapore Dollar	Sell	7/18/12	785,630	775,738	(9,892)
	South African Rand	Buy	7/18/12	1,261,210	1,236,350	24,860
	South African Rand	Sell	7/18/12	1,261,210	1,192,509	(68,701)
	South Korean Won	Buy	7/18/12	598,591	592,812	5,779
	Swedish Krona	Buy	7/18/12	2,001,636	1,976,223	25,413
	Swedish Krona	Sell	7/18/12	2,001,636	1,961,374	(40,262)
	Swedish Krona	Buy	8/16/12	1,931,471	1,893,066	38,405
	Swiss Franc	Buy	7/18/12	679,998	671,133	8,865
	Swiss Franc	Sell	7/18/12	679,998	667,439	(12,559)
	Swiss Franc	Buy	8/16/12	680,482	668,061	12,421
	Taiwan Dollar	Buy	7/18/12	87,982	93,797	(5,815)
	Turkish Lira	Buy	7/18/12	1,520,196	1,505,285	14,911
	Turkish Lira	Sell	7/18/12	1,520,196	1,517,283	(2,913)
	Turkish Lira	Buy	8/16/12	414,905	416,593	(1,688)
Citibank, N.A.
	Australian Dollar	Buy	7/18/12	5,122,595	5,027,625	94,970
	Australian Dollar	Sell	7/18/12	5,122,595	4,863,642	(258,953)
	Australian Dollar	Sell	8/16/12	1,054,036	1,034,917	(19,119)
	Brazilian Real	Buy	7/18/12	2,861,412	2,850,760	10,652
	Brazilian Real	Sell	7/18/12	2,861,412	2,826,372	(35,040)
	Brazilian Real	Sell	8/16/12	2,053,246	2,053,962	716
	British Pound	Buy	7/18/12	7,754,510	7,607,559	146,951
	British Pound	Sell	7/18/12	7,754,510	7,681,757	(72,753)
	British Pound	Buy	8/16/12	7,753,921	7,681,311	72,610
	Canadian Dollar	Buy	7/18/12	2,877,163	2,825,308	51,855
	Canadian Dollar	Sell	7/18/12	2,877,163	2,837,210	(39,953)
	Canadian Dollar	Sell	8/16/12	879,709	868,626	(11,083)
	Czech Koruna	Buy	7/18/12	1,429,241	1,415,427	13,814
	Czech Koruna	Sell	7/18/12	1,429,241	1,407,254	(21,987)
	Czech Koruna	Sell	8/16/12	850,739	853,905	3,166
	Danish Krone	Buy	7/18/12	1,429,270	1,413,999	15,271
	Euro	Buy	7/18/12	6,769,325	6,676,013	93,312
	Euro	Sell	7/18/12	6,769,325	6,704,698	(64,627)
	Euro	Buy	8/16/12	2,795,799	2,745,969	49,830
	Japanese Yen	Buy	7/18/12	3,026,330	3,089,059	(62,729)
	Japanese Yen	Sell	7/18/12	3,026,330	3,047,605	21,275
	Japanese Yen	Buy	8/16/12	3,027,536	3,049,065	(21,529)
	Mexican Peso	Buy	7/18/12	592,382	582,281	10,101
	Mexican Peso	Sell	7/18/12	592,382	565,233	(27,149)
	Mexican Peso	Sell	8/16/12	412,984	414,097	1,113
	Polish Zloty	Buy	7/18/12	419	395	24
	Polish Zloty	Sell	7/18/12	419	420	1
	Polish Zloty	Buy	8/16/12	418	419	(1)
	Singapore Dollar	Sell	7/18/12	658,297	653,230	(5,067)
	South African Rand	Buy	7/18/12	1,167,708	1,154,563	13,145
	South African Rand	Sell	7/18/12	1,167,708	1,101,555	(66,153)
	South Korean Won	Buy	7/18/12	560,204	551,990	8,214
	Swiss Franc	Buy	7/18/12	588,622	581,165	7,457
	Swiss Franc	Sell	7/18/12	588,622	577,858	(10,764)
	Swiss Franc	Buy	8/16/12	589,041	578,361	10,680
	Taiwan Dollar	Sell	7/18/12	565,201	564,297	(904)
	Turkish Lira	Buy	7/18/12	948,194	921,898	26,296
	Turkish Lira	Sell	7/18/12	948,194	929,393	(18,801)
	Turkish Lira	Buy	8/16/12	372,248	374,380	(2,132)
Credit Suisse AG
	Australian Dollar	Buy	7/18/12	8,915,611	8,723,076	192,535
	Australian Dollar	Sell	7/18/12	8,915,611	8,472,391	(443,220)
	Australian Dollar	Sell	8/16/12	2,600,180	2,552,556	(47,624)
	Brazilian Real	Buy	7/18/12	1,048,991	1,023,589	25,402
	Brazilian Real	Sell	7/18/12	1,048,991	1,037,309	(11,682)
	Brazilian Real	Buy	8/16/12	485,094	483,615	1,479
	British Pound	Buy	7/18/12	7,759,990	7,684,050	75,940
	British Pound	Sell	7/18/12	7,759,990	7,713,754	(46,236)
	British Pound	Buy	8/16/12	5,864,886	5,809,555	55,331
	Canadian Dollar	Buy	7/18/12	2,400,941	2,369,915	31,026
	Canadian Dollar	Sell	7/18/12	2,400,941	2,373,619	(27,322)
	Canadian Dollar	Sell	8/16/12	3,375,375	3,349,618	(25,757)
	Chilean Peso	Buy	7/18/12	2,845,179	2,811,799	33,380
	Chilean Peso	Sell	7/18/12	2,845,179	2,797,407	(47,772)
	Chilean Peso	Buy	8/16/12	236,549	239,257	(2,708)
	Czech Koruna	Buy	7/18/12	1,699,201	1,684,716	14,485
	Czech Koruna	Sell	7/18/12	1,699,201	1,670,050	(29,151)
	Czech Koruna	Sell	8/16/12	1,120,670	1,123,130	2,460
	Euro	Buy	7/18/12	10,501,724	10,327,702	174,022
	Euro	Sell	7/18/12	10,501,724	10,424,822	(76,902)
	Euro	Sell	8/16/12	6,635,528	6,521,926	(113,602)
	Hungarian Forint	Buy	7/18/12	1,171,419	1,130,774	40,645
	Hungarian Forint	Sell	7/18/12	1,171,419	1,112,110	(59,309)
	Hungarian Forint	Buy	8/16/12	380,578	381,957	(1,379)
	Japanese Yen	Buy	7/18/12	6,161,549	6,236,682	(75,133)
	Japanese Yen	Sell	7/18/12	6,161,549	6,201,641	40,092
	Japanese Yen	Buy	8/16/12	6,153,739	6,194,217	(40,478)
	Mexican Peso	Buy	7/18/12	1,232,243	1,163,897	68,346
	Mexican Peso	Sell	7/18/12	1,232,243	1,182,153	(50,090)
	Mexican Peso	Buy	8/16/12	35,531	35,633	(102)
	New Zealand Dollar	Sell	7/18/12	1,165,025	1,124,285	(40,740)
	Norwegian Krone	Buy	7/18/12	7,804,674	7,642,265	162,409
	Norwegian Krone	Sell	7/18/12	7,804,674	7,642,472	(162,202)
	Norwegian Krone	Buy	8/16/12	2,100,569	2,061,251	39,318
	Philippines Peso	Buy	7/18/12	588,613	573,311	15,302
	Polish Zloty	Buy	7/18/12	1,041,732	1,039,453	2,279
	Polish Zloty	Sell	7/18/12	1,041,732	1,015,635	(26,097)
	Polish Zloty	Sell	8/16/12	484,273	482,090	(2,183)
	Singapore Dollar	Buy	7/18/12	17,051	18,867	(1,816)
	South African Rand	Buy	7/18/12	1,156,528	1,143,795	12,733
	South African Rand	Sell	7/18/12	1,156,528	1,109,133	(47,395)
	South Korean Won	Buy	7/18/12	568,668	562,140	6,528
	Swedish Krona	Buy	7/18/12	3,849,573	3,769,711	79,862
	Swedish Krona	Sell	7/18/12	3,849,573	3,734,394	(115,179)
	Swedish Krona	Buy	8/16/12	1,903,038	1,864,824	38,214
	Swiss Franc	Buy	7/18/12	3,701,839	3,644,863	56,976
	Swiss Franc	Sell	7/18/12	3,701,839	3,631,889	(69,950)
	Swiss Franc	Buy	8/16/12	3,704,473	3,635,047	69,426
	Taiwan Dollar	Sell	7/18/12	164,881	163,466	(1,415)
	Turkish Lira	Buy	7/18/12	2,847,833	2,806,201	41,632
	Turkish Lira	Sell	7/18/12	2,847,833	2,791,351	(56,482)
	Turkish Lira	Buy	8/16/12	52,075	52,281	(206)
Deutsche Bank AG
	Australian Dollar	Buy	7/18/12	7,465,431	7,162,788	302,643
	Australian Dollar	Sell	7/18/12	7,465,431	7,312,905	(152,526)
	Australian Dollar	Buy	8/16/12	7,354,707	7,207,735	146,972
	Brazilian Real	Buy	7/18/12	566,853	559,902	6,951
	Brazilian Real	Sell	7/18/12	566,853	556,656	(10,197)
	Brazilian Real	Buy	8/16/12	5,676	5,654	22
	British Pound	Buy	7/18/12	1,904,056	1,868,685	35,371
	British Pound	Sell	7/18/12	1,904,056	1,889,001	(15,055)
	British Pound	Buy	8/16/12	850,011	842,270	7,741
	Canadian Dollar	Buy	7/18/12	3,760,283	3,715,063	45,220
	Canadian Dollar	Sell	7/18/12	3,760,283	3,703,576	(56,707)
	Canadian Dollar	Sell	8/16/12	4,453,400	4,392,403	(60,997)
	Czech Koruna	Buy	7/18/12	1,684,549	1,670,713	13,836
	Czech Koruna	Sell	7/18/12	1,684,549	1,652,356	(32,193)
	Czech Koruna	Sell	8/16/12	1,106,024	1,109,224	3,200
	Euro	Buy	7/18/12	8,846,255	8,693,226	153,029
	Euro	Sell	7/18/12	8,846,255	8,771,700	(74,555)
	Euro	Sell	8/16/12	8,848,594	8,695,483	(153,111)
	Mexican Peso	Buy	7/18/12	618,393	614,929	3,464
	Mexican Peso	Sell	7/18/12	618,393	591,510	(26,883)
	Mexican Peso	Sell	8/16/12	505,164	505,585	421
	Polish Zloty	Buy	7/18/12	596,320	594,308	2,012
	Polish Zloty	Sell	7/18/12	596,320	553,058	(43,262)
	Polish Zloty	Sell	8/16/12	445,552	444,802	(750)
	Singapore Dollar	Sell	7/18/12	182,671	181,941	(730)
	South Korean Won	Buy	7/18/12	16,521	19,176	(2,655)
	South Korean Won	Buy	8/16/12	444,282	446,343	(2,061)
	Swedish Krona	Buy	7/18/12	1,900,947	1,870,154	30,793
	Swedish Krona	Sell	7/18/12	1,900,947	1,858,609	(42,338)
	Turkish Lira	Buy	7/18/12	1,511,436	1,485,808	25,628
	Turkish Lira	Sell	7/18/12	1,511,436	1,491,169	(20,267)
	Turkish Lira	Buy	8/16/12	931,934	932,778	(844)
Goldman Sachs International
	Australian Dollar	Buy	7/18/12	3,821,122	3,738,932	82,190
	Australian Dollar	Sell	7/18/12	3,821,122	3,630,357	(190,765)
	British Pound	Buy	7/18/12	1,932,089	1,896,061	36,028
	British Pound	Sell	7/18/12	1,932,089	1,914,579	(17,510)
	British Pound	Buy	8/16/12	1,931,942	1,914,443	17,499
	Canadian Dollar	Buy	7/18/12	1,890,844	1,870,801	20,043
	Canadian Dollar	Sell	7/18/12	1,890,844	1,876,882	(13,962)
	Canadian Dollar	Sell	8/16/12	1,082,342	1,068,633	(13,709)
	Chilean Peso	Buy	7/18/12	1,144,951	1,128,682	16,269
	Chilean Peso	Sell	7/18/12	1,144,951	1,145,204	253
	Chilean Peso	Buy	8/16/12	578,837	579,220	(383)
	Czech Koruna	Buy	7/18/12	1,124,244	1,129,138	(4,894)
	Czech Koruna	Sell	7/18/12	1,124,244	1,106,093	(18,151)
	Czech Koruna	Sell	8/16/12	1,124,146	1,128,970	4,824
	Euro	Buy	7/18/12	4,252,581	4,183,079	69,502
	Euro	Sell	7/18/12	4,252,581	4,231,969	(20,612)
	Euro	Sell	8/16/12	3,805,547	3,738,953	(66,594)
	Japanese Yen	Buy	7/18/12	7,802,291	7,964,729	(162,438)
	Japanese Yen	Sell	7/18/12	7,802,291	7,858,913	56,622
	Japanese Yen	Buy	8/16/12	5,954,823	5,996,411	(41,588)
	Singapore Dollar	Sell	7/18/12	962,854	954,856	(7,998)
	South Korean Won	Buy	7/18/12	581,061	576,082	4,979
	Swedish Krona	Buy	7/18/12	1,953,640	1,902,871	50,769
	Swedish Krona	Sell	7/18/12	1,953,640	1,876,854	(76,786)
	Turkish Lira	Buy	7/18/12	1,512,262	1,483,228	29,034
	Turkish Lira	Sell	7/18/12	1,512,262	1,495,762	(16,500)
	Turkish Lira	Buy	8/16/12	932,755	937,479	(4,724)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/12	3,872,122	3,775,822	96,300
	Australian Dollar	Sell	7/18/12	3,872,122	3,735,643	(136,479)
	Australian Dollar	Buy	8/16/12	1,483,662	1,486,066	(2,404)
	British Pound	Buy	7/18/12	2,015,053	2,013,504	1,549
	British Pound	Sell	7/18/12	2,015,053	1,983,112	(31,941)
	British Pound	Buy	8/16/12	119,914	118,841	1,073
	Canadian Dollar	Buy	7/18/12	1,616,796	1,595,661	21,135
	Canadian Dollar	Sell	7/18/12	1,616,796	1,603,438	(13,358)
	Canadian Dollar	Sell	8/16/12	1,496,242	1,477,577	(18,665)
	Czech Koruna	Buy	7/18/12	2,734,504	2,709,210	25,294
	Czech Koruna	Sell	7/18/12	2,734,504	2,661,906	(72,598)
	Czech Koruna	Sell	8/16/12	1,702,018	1,706,729	4,711
	Euro	Buy	7/18/12	12,407,033	12,203,637	203,396
	Euro	Sell	7/18/12	12,407,033	12,298,970	(108,063)
	Euro	Sell	8/16/12	6,368,658	6,259,576	(109,082)
	Hong Kong Dollar	Buy	7/18/12	1,105,004	1,104,947	57
	Indian Rupee	Sell	7/18/12	557,929	556,207	(1,722)
	Japanese Yen	Buy	7/18/12	6,032,563	6,066,461	(33,898)
	Japanese Yen	Sell	7/18/12	6,032,563	6,156,190	123,627
	Japanese Yen	Sell	8/16/12	4,732,317	4,763,747	31,430
	New Zealand Dollar	Sell	7/18/12	500,108	477,868	(22,240)
	Norwegian Krone	Buy	7/18/12	2,002,203	1,958,334	43,869
	Norwegian Krone	Sell	7/18/12	2,002,203	1,940,518	(61,685)
	Norwegian Krone	Sell	8/16/12	658,873	645,934	(12,939)
	Singapore Dollar	Buy	7/18/12	4,511,370	4,469,064	42,306
	South Korean Won	Buy	7/18/12	48,898	54,673	(5,775)
	Swiss Franc	Buy	7/18/12	3,064,630	3,023,761	40,869
	Swiss Franc	Sell	7/18/12	3,064,630	3,008,588	(56,042)
	Swiss Franc	Buy	8/16/12	3,066,811	3,011,517	55,294
	Turkish Lira	Buy	7/18/12	930,068	922,272	7,796
	Turkish Lira	Sell	7/18/12	930,068	928,548	(1,520)
	Turkish Lira	Buy	8/16/12	924,377	923,670	707
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	7/18/12	1,912,043	1,882,474	29,569
	Australian Dollar	Sell	7/18/12	1,912,043	1,864,323	(47,720)
	Australian Dollar	Buy	8/16/12	1,482,949	1,485,249	(2,300)
	Brazilian Real	Buy	7/18/12	490,674	483,850	6,824
	Brazilian Real	Sell	7/18/12	490,674	489,020	(1,654)
	Brazilian Real	Buy	8/16/12	487,956	486,613	1,343
	British Pound	Buy	7/18/12	3,436,164	3,407,670	28,494
	British Pound	Sell	7/18/12	3,436,164	3,405,051	(31,113)
	British Pound	Buy	8/16/12	3,422,280	3,391,304	30,976
	Canadian Dollar	Buy	7/18/12	7,032,562	6,943,643	88,919
	Canadian Dollar	Sell	7/18/12	7,032,562	6,925,430	(107,132)
	Canadian Dollar	Sell	8/16/12	6,880,475	6,795,302	(85,173)
	Chilean Peso	Buy	7/18/12	1,708,525	1,675,051	33,474
	Chilean Peso	Sell	7/18/12	1,708,525	1,678,289	(30,236)
	Chilean Peso	Buy	8/16/12	644,411	644,454	(43)
	Czech Koruna	Buy	7/18/12	966,708	969,468	(2,760)
	Czech Koruna	Sell	7/18/12	966,708	959,363	(7,345)
	Czech Koruna	Sell	8/16/12	966,623	969,323	2,700
	Euro	Buy	7/18/12	13,198,949	12,973,213	225,736
	Euro	Sell	7/18/12	13,198,949	13,045,760	(153,189)
	Euro	Sell	8/16/12	9,268,648	9,104,915	(163,733)
	Hong Kong Dollar	Buy	7/18/12	1,450,947	1,450,877	70
	Hungarian Forint	Buy	7/18/12	604,097	576,303	27,794
	Hungarian Forint	Sell	7/18/12	604,097	547,909	(56,188)
	Japanese Yen	Buy	7/18/12	3,893,488	3,976,407	(82,919)
	Japanese Yen	Sell	7/18/12	3,893,488	3,920,859	27,371
	Japanese Yen	Buy	8/16/12	3,895,040	3,922,688	(27,648)
	Mexican Peso	Buy	7/18/12	996,011	944,118	51,893
	Mexican Peso	Sell	7/18/12	996,011	974,255	(21,756)
	Mexican Peso	Buy	8/16/12	403,675	404,704	(1,029)
	New Zealand Dollar	Sell	7/18/12	1,192,854	1,138,973	(53,881)
	Norwegian Krone	Buy	7/18/12	1,912,718	1,886,565	26,153
	Norwegian Krone	Sell	7/18/12	1,912,718	1,859,878	(52,840)
	Norwegian Krone	Sell	8/16/12	1,514,169	1,482,093	(32,076)
	Polish Zloty	Buy	7/18/12	596,290	576,365	19,925
	Polish Zloty	Sell	7/18/12	596,290	553,061	(43,229)
	Singapore Dollar	Sell	7/18/12	2,179,506	2,164,365	(15,141)
	South African Rand	Sell	7/18/12	149,230	121,050	(28,180)
	South African Rand	Buy	8/16/12	474,817	473,685	1,132
	South Korean Won	Buy	7/18/12	595,522	588,807	6,715
	Swedish Krona	Buy	7/18/12	4,276,661	4,191,375	85,286
	Swedish Krona	Sell	7/18/12	4,276,661	4,169,489	(107,172)
	Swedish Krona	Buy	8/16/12	2,463,680	2,446,563	17,117
	Swiss Franc	Buy	7/18/12	8,853	8,741	112
	Swiss Franc	Sell	7/18/12	8,853	8,689	(164)
	Swiss Franc	Buy	8/16/12	8,859	8,697	162
	Taiwan Dollar	Sell	7/18/12	570,104	570,144	40
	Turkish Lira	Buy	7/18/12	2,096,165	2,066,770	29,395
	Turkish Lira	Sell	7/18/12	2,096,165	2,079,463	(16,702)
	Turkish Lira	Buy	8/16/12	1,513,085	1,517,908	(4,823)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/18/12	3,732,920	3,629,520	103,400
	Australian Dollar	Sell	7/18/12	3,732,920	3,556,926	(175,994)
	Brazilian Real	Buy	7/18/12	1,008,346	994,567	13,779
	Brazilian Real	Sell	7/18/12	1,008,346	1,005,344	(3,002)
	Brazilian Real	Buy	8/16/12	1,002,761	1,000,049	2,712
	British Pound	Buy	7/18/12	11,285,892	11,154,144	131,748
	British Pound	Sell	7/18/12	11,285,892	11,107,938	(177,954)
	British Pound	Sell	8/16/12	2,387,328	2,364,697	(22,631)
	Canadian Dollar	Buy	7/18/12	157,693	154,971	2,722
	Canadian Dollar	Sell	7/18/12	157,693	155,410	(2,283)
	Chilean Peso	Buy	7/18/12	599,292	584,421	14,871
	Chilean Peso	Sell	7/18/12	599,292	599,281	(11)
	Chilean Peso	Buy	8/16/12	35,398	35,414	(16)
	Czech Koruna	Buy	7/18/12	1,433,312	1,418,627	14,685
	Czech Koruna	Sell	7/18/12	1,433,312	1,407,613	(25,699)
	Czech Koruna	Sell	8/16/12	854,809	856,963	2,154
	Euro	Buy	7/18/12	7,568,835	7,512,892	55,943
	Euro	Sell	7/18/12	7,568,835	7,484,212	(84,623)
	Euro	Sell	8/16/12	1,901,761	1,902,176	415
	Japanese Yen	Buy	7/18/12	5,283,726	5,393,587	(109,861)
	Japanese Yen	Sell	7/18/12	5,283,726	5,337,513	53,787
	Japanese Yen	Buy	8/16/12	4,934,729	4,971,833	(37,104)
	Mexican Peso	Buy	7/18/12	987,530	971,589	15,941
	Mexican Peso	Sell	7/18/12	987,530	933,148	(54,382)
	Mexican Peso	Sell	8/16/12	401,421	402,297	876
	New Zealand Dollar	Sell	7/18/12	583,992	558,241	(25,751)
	Norwegian Krone	Buy	7/18/12	1,912,718	1,886,659	26,059
	Norwegian Krone	Sell	7/18/12	1,912,718	1,865,736	(46,982)
	Polish Zloty	Buy	7/18/12	596,290	576,394	19,896
	Polish Zloty	Sell	7/18/12	596,290	553,092	(43,198)
	Singapore Dollar	Sell	7/18/12	598,617	590,320	(8,297)
	South African Rand	Buy	7/18/12	12,779	44,850	(32,071)
	South Korean Won	Buy	7/18/12	912,456	905,133	7,323
	Swedish Krona	Buy	7/18/12	1,956,645	1,905,915	50,730
	Swedish Krona	Sell	7/18/12	1,956,645	1,868,769	(87,876)
	Taiwan Dollar	Sell	7/18/12	561,316	560,624	(692)
	Turkish Lira	Buy	7/18/12	1,182,295	1,162,071	20,224
	Turkish Lira	Sell	7/18/12	1,182,295	1,183,227	932
	Turkish Lira	Buy	8/16/12	1,175,061	1,176,674	(1,613)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/12	9,203,931	8,912,652	291,279
	Australian Dollar	Sell	7/18/12	9,203,931	8,961,249	(242,682)
	Australian Dollar	Buy	8/16/12	2,119,997	2,081,356	38,641
	Brazilian Real	Buy	7/18/12	566,704	557,160	9,544
	Brazilian Real	Sell	7/18/12	566,704	555,978	(10,726)
	Brazilian Real	Buy	8/16/12	207,383	207,301	82
	British Pound	Buy	7/18/12	3,959,866	3,912,704	47,162
	British Pound	Sell	7/18/12	3,959,866	3,924,232	(35,634)
	British Pound	Buy	8/16/12	2,472,673	2,435,002	37,671
	Canadian Dollar	Buy	7/18/12	7,117,202	6,999,284	117,918
	Canadian Dollar	Sell	7/18/12	7,117,202	7,030,239	(86,963)
	Canadian Dollar	Buy	8/16/12	5,218,988	5,153,682	65,306
	Chilean Peso	Buy	7/18/12	1,128,868	1,122,541	6,327
	Chilean Peso	Sell	7/18/12	1,128,868	1,128,159	(709)
	Chilean Peso	Buy	8/16/12	562,819	563,527	(708)
	Czech Koruna	Buy	7/18/12	2,264,142	2,251,813	12,329
	Czech Koruna	Sell	7/18/12	2,264,142	2,220,812	(43,330)
	Czech Koruna	Sell	8/16/12	1,685,567	1,690,107	4,540
	Euro	Buy	7/18/12	20,993,956	20,733,030	260,926
	Euro	Sell	7/18/12	20,993,956	20,746,386	(247,570)
	Euro	Buy	8/16/12	6,536,401	6,420,051	116,350
	Hungarian Forint	Buy	7/18/12	1,164,260	1,079,485	84,775
	Hungarian Forint	Sell	7/18/12	1,164,260	1,110,492	(53,768)
	Hungarian Forint	Buy	8/16/12	557,943	560,509	(2,566)
	Japanese Yen	Buy	7/18/12	7,508,428	7,589,810	(81,382)
	Japanese Yen	Sell	7/18/12	7,508,428	7,580,299	71,871
	Japanese Yen	Buy	8/16/12	3,818,994	3,845,279	(26,285)
	Mexican Peso	Buy	7/18/12	588,399	575,838	12,561
	Mexican Peso	Sell	7/18/12	588,399	561,451	(26,948)
	Mexican Peso	Sell	8/16/12	376,072	376,945	873
	New Zealand Dollar	Sell	7/18/12	1,158,468	1,124,152	(34,316)
	Norwegian Krone	Buy	7/18/12	3,790,153	3,721,621	68,532
	Norwegian Krone	Sell	7/18/12	3,790,153	3,682,038	(108,115)
	Norwegian Krone	Sell	8/16/12	1,884,055	1,847,634	(36,421)
	Polish Zloty	Buy	7/18/12	82,180	80,120	2,060
	Polish Zloty	Sell	7/18/12	82,180	77,490	(4,690)
	Singapore Dollar	Sell	7/18/12	10,815	6,839	(3,976)
	South African Rand	Buy	7/18/12	639,100	650,278	(11,178)
	South Korean Won	Buy	7/18/12	620,449	619,194	1,255
	Swedish Krona	Buy	7/18/12	3,824,664	3,786,848	37,816
	Swedish Krona	Sell	7/18/12	3,824,664	3,746,706	(77,958)
	Swedish Krona	Buy	8/16/12	6,080,398	5,960,870	119,528
	Swiss Franc	Buy	7/18/12	9,907	9,784	123
	Swiss Franc	Sell	7/18/12	9,907	9,724	(183)
	Swiss Franc	Buy	8/16/12	9,914	9,732	182
	Taiwan Dollar	Sell	7/18/12	343,487	339,449	(4,038)
	Thai Baht	Buy	7/18/12	572,404	577,654	(5,250)
	Turkish Lira	Buy	7/18/12	1,181,634	1,168,246	13,388
	Turkish Lira	Sell	7/18/12	1,181,634	1,187,542	5,908
	Turkish Lira	Buy	8/16/12	1,174,404	1,181,002	(6,598)
UBS AG
	Australian Dollar	Buy	7/18/12	11,630,881	11,211,123	419,758
	Australian Dollar	Sell	7/18/12	11,630,881	11,278,687	(352,194)
	Australian Dollar	Buy	8/16/12	5,739,558	5,634,604	104,954
	Brazilian Real	Buy	7/18/12	246,305	243,272	3,033
	Brazilian Real	Sell	7/18/12	246,305	245,486	(819)
	Brazilian Real	Buy	8/16/12	244,941	244,284	657
	British Pound	Buy	7/18/12	7,632,041	7,489,024	143,017
	British Pound	Sell	7/18/12	7,632,041	7,562,387	(69,654)
	British Pound	Buy	8/16/12	7,631,462	7,562,192	69,270
	Canadian Dollar	Buy	7/18/12	3,879,683	3,842,108	37,575
	Canadian Dollar	Sell	7/18/12	3,879,683	3,828,374	(51,309)
	Canadian Dollar	Sell	8/16/12	3,302,958	3,277,867	(25,091)
	Czech Koruna	Buy	7/18/12	1,736,305	1,722,632	13,673
	Czech Koruna	Sell	7/18/12	1,736,305	1,705,273	(31,032)
	Czech Koruna	Sell	8/16/12	1,157,777	1,161,080	3,303
	Euro	Buy	7/18/12	20,754,875	20,434,512	320,363
	Euro	Sell	7/18/12	20,754,875	20,484,045	(270,830)
	Euro	Sell	8/16/12	1,166,098	1,145,675	(20,423)
	Hungarian Forint	Buy	7/18/12	1,163,959	1,113,769	50,190
	Hungarian Forint	Sell	7/18/12	1,163,959	1,106,666	(57,293)
	Hungarian Forint	Buy	8/16/12	415,559	417,603	(2,044)
	Indian Rupee	Sell	7/18/12	557,927	558,542	615
	Japanese Yen	Buy	7/18/12	13,700,283	13,844,374	(144,091)
	Japanese Yen	Sell	7/18/12	13,700,283	13,982,673	282,390
	Japanese Yen	Sell	8/16/12	9,020,666	9,084,446	63,780
	Mexican Peso	Buy	7/18/12	1,175,062	1,154,905	20,157
	Mexican Peso	Sell	7/18/12	1,175,062	1,110,816	(64,246)
	Mexican Peso	Sell	8/16/12	522,511	523,248	737
	New Zealand Dollar	Sell	7/18/12	601,025	574,095	(26,930)
	Norwegian Krone	Buy	7/18/12	17,118,932	16,726,875	392,057
	Norwegian Krone	Sell	7/18/12	17,118,932	16,743,163	(375,769)
	Norwegian Krone	Buy	8/16/12	5,281,021	5,178,931	102,090
	Philippines Peso	Buy	7/18/12	588,613	574,040	14,573
	Polish Zloty	Buy	7/18/12	590,029	574,081	15,948
	Polish Zloty	Sell	7/18/12	590,029	556,744	(33,285)
	Singapore Dollar	Sell	7/18/12	741,185	736,007	(5,178)
	South African Rand	Buy	7/18/12	579,942	556,382	23,560
	South African Rand	Sell	7/18/12	579,942	566,123	(13,819)
	South Korean Won	Buy	7/18/12	11,363	10,947	416
	Swedish Krona	Buy	7/18/12	3,832,235	3,717,222	115,013
	Swedish Krona	Sell	7/18/12	3,832,235	3,679,918	(152,317)
	Swiss Franc	Buy	7/18/12	88,425	87,267	1,158
	Swiss Franc	Sell	7/18/12	88,425	86,786	(1,639)
	Swiss Franc	Buy	8/16/12	88,488	86,846	1,642
	Taiwan Dollar	Sell	7/18/12	560,513	558,180	(2,333)
	Thai Baht	Buy	7/18/12	572,401	578,036	(5,635)
	Turkish Lira	Buy	7/18/12	962,519	945,067	17,452
	Turkish Lira	Sell	7/18/12	962,519	965,567	3,048
	Turkish Lira	Buy	8/16/12	956,630	960,149	(3,519)
Westpac Banking Corp.
	Australian Dollar	Buy	7/18/12	3,917,604	3,846,684	70,920
	Australian Dollar	Sell	7/18/12	3,917,604	3,721,998	(195,606)
	Australian Dollar	Buy	8/16/12	2,993,927	2,965,043	28,884
	British Pound	Buy	7/18/12	7,112,098	7,054,175	57,923
	British Pound	Sell	7/18/12	7,112,098	6,976,913	(135,185)
	British Pound	Sell	8/16/12	5,228,005	5,180,551	(47,454)
	Canadian Dollar	Buy	7/18/12	1,896,736	1,873,073	23,663
	Canadian Dollar	Sell	7/18/12	1,896,736	1,896,464	(272)
	Canadian Dollar	Sell	8/16/12	1,895,521	1,871,984	(23,537)
	Euro	Buy	7/18/12	14,816,476	14,551,062	265,414
	Euro	Sell	7/18/12	14,816,476	14,658,119	(158,357)
	Euro	Sell	8/16/12	12,923,065	12,697,022	(226,043)
	Japanese Yen	Buy	7/18/12	10,758,826	10,872,865	(114,039)
	Japanese Yen	Sell	7/18/12	10,758,826	10,938,773	179,947
	Japanese Yen	Sell	8/16/12	3,012,797	3,034,030	21,233
	Mexican Peso	Buy	7/18/12	1,176,319	1,160,424	15,895
	Mexican Peso	Sell	7/18/12	1,176,319	1,124,638	(51,681)
	Mexican Peso	Sell	8/16/12	579,443	581,029	1,586
	Norwegian Krone	Buy	7/18/12	2,079,305	2,026,717	52,588
	Norwegian Krone	Sell	7/18/12	2,079,305	2,018,258	(61,047)
	Swedish Krona	Buy	7/18/12	1,518,330	1,485,626	32,704
	Swedish Krona	Sell	7/18/12	1,518,330	1,488,182	(30,148)
	Swedish Krona	Buy	8/16/12	1,516,715	1,486,759	29,956

Total						$(1,224,007)

FUTURES CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	32	$3,615,527	Sep-12	$13,241
Canadian Government Bond 10 yr (Long)	22	2,991,749	Sep-12	26,875
Euro STOXX 50 Index (Short)	563	16,066,335	Sep-12	(833,600)
FTSE 100 Index (Short)	153	13,234,274	Sep-12	(281,974)
Japanese Government Bond 10 yr (Short)	3	5,392,757	Sep-12	(15,404)
Japanese Government Bond 10 yr Mini (Long)	24	4,314,506	Sep-12	12,790
MSCI EAFE Index Mini (Long)	60	4,271,400	Sep-12	210,780
NASDAQ 100 Index E-Mini (Short)	326	17,015,570	Sep-12	(426,865)
OMXS 30 Index (Short)	268	3,985,645	Jul-12	(157,876)
Russell 2000 Index Mini (Short)	142	11,294,680	Sep-12	(483,084)
S&P 500 Index (Long)	5	1,695,500	Sep-12	7,731
S&P 500 Index E-Mini (Long)	4,727	320,585,140	Sep-12	11,228,991
S&P 500 Index E-Mini (Short)	680	46,117,600	Sep-12	(544,872)
S&P Mid Cap 400 Index E-Mini (Long)	929	87,279,550	Sep-12	1,890,176
SGX MSCI Singapore Index (Short)	36	1,887,602	Jul-12	(58,146)
SPI 200 Index (Short)	54	5,605,656	Sep-12	19,095
Tokyo Price Index (Short)	151	14,526,678	Sep-12	(1,364,678)
U.S. Treasury Bond 30 yr (Long)	174	25,746,563	Sep-12	142,404
U.S. Treasury Bond Ultra 30 yr (Long)	21	3,503,719	Sep-12	52,624
U.S. Treasury Note 10 yr (Long)	69	9,202,875	Sep-12	40,135
U.S. Treasury Note 5 yr (Long)	161	19,958,969	Sep-12	34,116
U.S. Treasury Note 5 yr (Short)	413	51,199,094	Sep-12	(94,355)
U.S. Treasury Note 2 yr (Long)	120	26,422,500	Sep-12	(11,744)
U.S. Treasury Note 2 yr (Short)	162	35,670,375	Sep-12	13,989

Total				$9,420,349

WRITTEN OPTIONS OUTSTANDING at 6/30/12 (premiums received $6,365,427) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	$204,400	Aug-15/4.375	$7,103
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	204,400	Aug-15/4.375	70,487
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	204,400	Aug-15/4.46	6,614
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	204,400	Aug-15/4.46	73,506
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	5,935,733	Aug-16/4.35	993,231
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	3,616,372	Aug-16/4.28	92,503
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	3,616,372	Aug-16/4.28	586,955
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	991,517	Jul-16/4.67	20,009
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	991,517	Jul-16/4.67	188,585
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	1,276,607	Jul-16/4.80	23,924
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	1,276,607	Jul-16/4.80	255,477
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	4,568,578	Jun-16/5.12	36,064
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	4,495,597	Jun-16/4.89	38,042
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	4,467,054	Jun-16/4.575	42,660
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	4,568,578	Jun-16/4.12	420,204
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	4,495,597	Jun-16/4.39	458,056
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	4,467,054	Jun-16/4.575	489,053
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing April 2026.	18,028,331	Apr-16/5.02	288,453
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing April 2026.	18,028,331	Apr-16/5.02	3,930,176
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	247,000	Jul-12/2.1714	8,630
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	247,000	Jul-12/2.1714	8,630
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	247,000	Jul-12/2.1714	8,630
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	247,000	Jul-12/2.1714	8,630
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	247,000	Jul-12/2.1714	8,630
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	735,127	May-16/5.11	5,780
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	943,752	May-16/4.86	8,522
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	939,055	May-16/4.60	8,808
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	735,127	May-16/4.11	67,395
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	943,752	May-16/4.36	95,696
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	939,055	May-16/4.60	107,052
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	2,851,997	May-16/4.7575	25,839
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	4,355,295	May-16/4.745	38,348
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	10,888,239	May-16/4.77	98,103
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	2,851,997	May-16/4.7575	336,250
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2021.	4,355,295	May-16/4.745	510,745
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	10,888,239	May-16/4.77	1,289,385

Total			$10,656,175

TBA SALE COMMITMENTS OUTSTANDING at 6/30/12 (proceeds receivable $3,206,953) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 5 1/2s, July 1, 2042	$1,000,000	7/12/12	$1,090,703
Federal National Mortgage Association 4s, July 1, 2042	2,000,000	7/12/12	2,128,594

Total			$3,219,297

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$3,671,000		$—	5/14/14	0.58%	3 month USD-LIBOR-BBA	$(3,138)
		270,000		—	5/14/17	1.0925%	3 month USD-LIBOR-BBA	(2,153)
		242,000		6,423	6/20/22	2.183%	3 month USD-LIBOR-BBA	(2,803)
	Barclay’s Bank, PLC
		13,930,000	(E)	241,316	9/19/22	2.00%	3 month USD-LIBOR-BBA	35,849
		585,000	(E)	(936)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(1,246)
		3,570,000	(E)	(49,563)	9/19/22	3 month USD-LIBOR-BBA	2.00%	3,096
		1,500,000		—	6/7/14	0.6055%	3 month USD-LIBOR-BBA	(1,848)
		242,000		6,377	6/20/22	2.183%	3 month USD-LIBOR-BBA	(2,849)
	EUR	8,340,000		—	6/18/14	0.935%	6 month EUR-EURIBOR-REUTERS	(15,862)
	EUR	4,269,000		—	6/18/17	1.365%	6 month EUR-EURIBOR-REUTERS	(15,785)
	EUR	3,825,000		—	6/18/22	6 month EUR-EURIBOR-REUTERS	1.945%	(18,105)
	EUR	255,000		—	6/18/42	6 month EUR-EURIBOR-REUTERS	2.24%	(4,080)
	EUR	95,000		—	6/25/22	6 month EUR-EURIBOR-REUTERS	1.97682%	(139)
	GBP	2,119,000		—	6/14/17	6 month GBP-LIBOR-BBA	1.3775%	18,064
	GBP	430,000		—	6/14/22	6 month GBP-LIBOR-BBA	2.13%	1,867
	GBP	5,110,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(739,383)
	GBP	2,287,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(498,192)
	GBP	7,730,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,004,463
	Citibank, N.A.
		$217,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	5,633
		7,817,000	(E)	(40,148)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(64,458)
		7,967,000	(E)	102,517	9/19/22	2.00%	3 month USD-LIBOR-BBA	(14,996)
		1,211,000	(E)	(581)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(1,223)
		760,000	(E)	46,406	9/19/42	2.75%	3 month USD-LIBOR-BBA	11,575
		15,455,000		—	5/11/17	3 month USD-LIBOR-BBA	1.069%	107,464
		19,079,000		—	5/11/14	3 month USD-LIBOR-BBA	0.576%	15,046
		1,557,000		—	5/11/22	3 month USD-LIBOR-BBA	1.9685%	32,327
		2,551,000		—	5/11/42	3 month USD-LIBOR-BBA	2.7167%	123,132
	Credit Suisse International
		16,003,100	(E)	(101,267)	9/19/22	3 month USD-LIBOR-BBA	2.00%	134,780
		67,283,000	(E)	28,859	9/19/14	3 month USD-LIBOR-BBA	0.60%	64,519
		83,620,000	(E)	(71,885)	9/19/17	3 month USD-LIBOR-BBA	1.10%	188,174
		726,000	(E)	(28,936)	9/19/42	3 month USD-LIBOR-BBA	2.75%	4,338
		40,631,900	(E)	387,522	9/19/22	2.00%	3 month USD-LIBOR-BBA	(211,798)
		3,037,000	(E)	133,503	9/19/42	2.75%	3 month USD-LIBOR-BBA	(5,683)
		47,619,000	(E)	19,133	9/19/14	0.60%	3 month USD-LIBOR-BBA	(6,107)
		9,967,000	(E)	(34,002)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(65,000)
		286,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	16,797
	EUR	5,880,000		—	6/15/14	6 month EUR-EURIBOR-REUTERS	0.943%	12,410
	EUR	2,380,000		—	6/15/17	6 month EUR-EURIBOR-REUTERS	1.377%	11,004
	EUR	3,737,000		—	6/15/22	1.947%	6 month EUR-EURIBOR-REUTERS	15,772
	GBP	1,823,000		—	6/13/17	1.44%	6 month GBP-LIBOR-BBA	(24,312)
	GBP	2,218,000		—	6/13/22	2.1675%	6 month GBP-LIBOR-BBA	(21,929)
	GBP	5,112,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	682,714
	MXN	23,310,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	143,880
	Deutsche Bank AG
		$110,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	2,781
		5,111,000	(E)	59,120	9/19/22	2.00%	3 month USD-LIBOR-BBA	(16,268)
		99,180,000	(E)	108,745	9/19/14	0.60%	3 month USD-LIBOR-BBA	56,180
		2,280,000	(E)	(37,364)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(3,734)
		4,660,000	(E)	(4,101)	9/19/17	3 month USD-LIBOR-BBA	1.10%	10,392
	KRW	2,074,000,000		—	4/24/17	3.54%	3 month KRW-CD-KSDA-BLOOMBERG	(19,365)
	MXN	23,310,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	147,847
	PLN	3,569,000		—	4/16/17	5.01%	6 month PLN-WIBOR-WIBO	(19,402)
	ZAR	7,712,000		—	4/17/17	3 month ZAR-JIBAR-SAFEX	6.76%	23,879
	Goldman Sachs International
		$2,172,000	(E)	(2,541)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(3,692)
		23,932,000	(E)	44,514	9/19/14	3 month USD-LIBOR-BBA	0.60%	57,197
		23,990,000	(E)	329,008	9/19/22	2.00%	3 month USD-LIBOR-BBA	(24,845)
		2,179,000	(E)	(22,568)	9/19/22	3 month USD-LIBOR-BBA	2.00%	9,572
		6,000	(E)	(3)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(21)
		1,832,000	(E)	(107,402)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(23,442)
		8,382,000		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	444
		2,257,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(282)
	EUR	724,000		—	6/15/17	1.381%	6 month EUR-EURIBOR-REUTERS	(3,523)
	EUR	181,000		—	6/15/22	1.952%	6 month EUR-EURIBOR-REUTERS	658
	EUR	203,000		—	6/15/42	2.262%	6 month EUR-EURIBOR-REUTERS	1,969
	GBP	4,393,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	165,054
	GBP	2,287,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	215,540
	GBP	4,151,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(124,236)
	GBP	1,374,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1725%	14,580
	GBP	1,141,000		—	6/13/17	1.4425%	6 month GBP-LIBOR-BBA	(15,451)
	GBP	62,000		—	6/20/22	6 month GBP-LIBOR-BBA	2.085%	(120)
	GBP	3,986,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(389,855)
	GBP	3,986,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(351,525)
	GBP	9,000		—	6/28/22	2.02375%	6 month GBP-LIBOR-BBA	103
	JPMorgan Chase Bank NA
		$4,784,000	(E)	64,333	9/19/22	2.00%	3 month USD-LIBOR-BBA	(6,235)
		84,875,000	(E)	73,624	9/19/17	1.10%	3 month USD-LIBOR-BBA	(190,337)
		1,700,000	(E)	(22,215)	9/19/22	3 month USD-LIBOR-BBA	2.00%	2,860
		825,000	(E)	74,559	9/19/42	2.75%	3 month USD-LIBOR-BBA	36,750
	CAD	2,400,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(67,281)
	CAD	3,583,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	33,022
	EUR	61,000		—	6/15/42	2.245%	6 month EUR-EURIBOR-REUTERS	882
	EUR	1,482,000		—	3/23/14	1 month EUR-EONIA-OIS-COMPOUND	0.506%	8,774
	EUR	2,431,000		—	3/23/17	1 month EUR-EONIA-OIS-COMPOUND	1.147%	66,849
	GBP	826,000		—	6/13/17	6 month GBP-LIBOR-BBA	1.446%	11,395
	GBP	361,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.175%	3,961
	JPY	54,300,000		—	6/25/22	0.85%	6 month JPY-LIBOR-BBA	(879)
	JPY	431,867,000		—	2/20/22	6 month JPY-LIBOR-BBA	0.965%	94,808
	JPY	293,300,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	177,921
	JPY	394,300,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(36,996)
	JPY	365,600,000		—	3/6/22	1.0175%	6 month JPY-LIBOR-BBA	(101,080)
	MXN	8,850,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(50,462)
	MXN	11,445,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(66,432)
	MXN	3,330,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	21,796
	MXN	42,045,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(150,179)
	MXN	12,390,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	66,340
	UBS AG
	CHF	15,261,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(98,677)

	Total							$379,050
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
	$10,057	$—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	$15
	55,428	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(286)
	4,420,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(129,210)
	1,126,442	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,930
	2,159,558	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,096
	1,078,672	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,044
	210,295	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	690
	682,887	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,241
	494,878	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,624
Citibank, N.A.
	1,197,459	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,489
baskets	406	—	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	1,226,601
units	9,015	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(540,934)
Credit Suisse International
	$4,551,028	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	13,019
Goldman Sachs International
	2,530,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	46,071
	1,897,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	32,675
	94,018	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	144
	3,940,042	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	238
	7,718	17	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	16
	2,242,632	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,575)
	1,710,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	24,728
	1,710,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	27,218
	1,710,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	27,688
	1,710,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	40,339
GBP	1,067,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(40,524)
GBP	1,067,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(45,169)
GBP	1,067,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(45,621)
GBP	1,067,000	—	4/3/22	(3.21%)	GBP Non-revised UK Retail Price Index	(66,392)
JPMorgan Chase Bank NA
shares	966,887	—	10/22/12	(3 month USD-LIBOR-BBA plus 0.04%)	iShares MSCI Emerging Markets Index	(1,834,673)

Total						$(1,250,518)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Citibank, N.A.
	DJ CDX NA IG Series 18 Index	BBB+/P	$10,302		$985,000	6/20/17	100 bp	$4,673
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(10,504)		1,180,000	12/20/19	(100 bp)	246,575
	DJ CDX NA HY Series 18 Index	B+/P	1,054,200		29,818,800	6/20/17	500 bp	43,038
	DJ CDX NA IG Series 18 Index	BBB+/P	45,868		5,375,000	6/20/17	100 bp	15,153
	Deutsche Bank AG
	DJ CDX NA HY Series 18 Index	B+/P	1,126,361		42,479,910	6/20/17	500 bp	(323,488)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B1	—	EUR	435,000	9/20/13	715 bp	43,579
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	605,000	9/20/13	477 bp	36,953
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	605,000	9/20/13	535 bp	42,538
	Goldman Sachs International
	CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$340,000	9/20/13	495 bp	16,180
	JPMorgan Chase Bank NA
	DJ CDX NA HY Series 18 Index	B+/P	162,907		6,143,940	6/20/17	500 bp	(45,435)

	Total							$79,766

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2012. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
ZAR	South African Rand
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,522,718,558.
(b)	The aggregate identified cost on a tax basis is $1,542,875,239, resulting in gross unrealized appreciation and depreciation of $131,260,818 and $67,635,244, respectively, or net unrealized appreciation of $63,625,574.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $134,672, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,930,196.
The fund received cash collateral of $1,915,325, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $184,787 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $455,563,035 and $386,233,569, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $259,826,776 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $331,300,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $211,700,000 on written options contracts for the reporting period.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 11,600 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $811,300,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $223,100,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $2,244,900,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $99,600,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,861,346 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,221,314 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $9,939,184.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$31,168,788	$21,419,212	$14,169
Capital goods	35,367,471	13,911,293	—
Communication services	31,162,849	11,622,934	—
Conglomerates	17,015,194	2,496,658	—
Consumer cyclicals	73,406,923	25,480,653	6
Consumer staples	60,774,150	22,907,365	4,640
Energy	57,936,436	16,856,160	—
Financials	95,729,316	44,538,023	—
Health care	75,532,500	16,713,368	—
Technology	129,724,306	15,389,960	—
Transportation	5,972,836	4,084,044	—
Utilities and power	19,231,780	7,409,391	—
Total common stocks	633,022,549	202,829,061	18,815
Asset-backed securities	—	3,606,208	—
Commodity linked notes	—	10,154,397	—
Convertible bonds and notes	—	484,234	—
Convertible preferred stocks	136,994	475,748	7
Corporate bonds and notes	—	188,223,860	138
Foreign government bonds and notes	—	10,118,686	—
Investment Companies	11,707,360	253,621	—
Mortgage-backed securities	—	35,316,928	—
Municipal bonds and notes	—	207,704	—
Preferred stocks	—	910,490	—
Purchased options outstanding	—	16,856,182	—
Senior loans	—	5,627,166	—
U.S. Government and Agency Mortgage Obligations	—	72,001,808	—
U.S. Treasury Obligations	—	1,347,327	—
Warrants	—	1,643	11,802
Short-term investments	306,760,408	106,427,677	—

Totals by level	$951,627,311	$654,842,740	$30,762

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,224,007)	$—
Futures contracts	9,420,349	—	—
Written options	—	(10,656,175)	—
TBA sale commitments	—	(3,219,297)	—
Interest rate swap contracts	—	(823,397)	—
Total return swap contracts	—	(1,250,535)	—
Credit default contracts	—	(2,309,368)	—

Totals by level	$9,420,349	$(19,482,779)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$396,329	$2,705,697
Foreign exchange contracts	10,415,760	11,639,767
Equity contracts	14,596,819	6,526,702
Interest rate contracts	21,498,461	16,008,709

Total	$46,907,369	$36,880,875

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
6/30/12 (Unaudited)

COMMON STOCKS (43.6%)(a)
			Shares	Value

Basic materials (2.5%)

Agrium, Inc. (Canada)			715	$63,256

Albemarle Corp.			14,165	844,801

American Vanguard Corp.			3,707	98,569

Andersons, Inc. (The)			376	16,040

Archer Daniels-Midland Co.			1,971	58,184

Arkema (France)			2,007	131,503

Assa Abloy AB Class B (Sweden)			20,981	586,691

BASF SE (Germany)			18,228	1,266,639

Bemis Co., Inc.			18,721	586,716

BHP Billiton PLC (United Kingdom)			14,407	411,413

BHP Billiton, Ltd. (Australia)			24,112	785,968

Black Earth Farming, Ltd. SDR (Jersey)(NON)			3,511	4,554

Buckeye Technologies, Inc.			6,367	181,396

Cambrex Corp.(NON)			20,892	196,594

CF Industries Holdings, Inc.			9,132	1,769,234

Chicago Bridge & Iron Co., NV (Netherlands)			19,117	725,681

China Shanshui Cement Group, Ltd. (China)			123,000	84,648

Cliffs Natural Resources, Inc.			20,702	1,020,402

Cresud S.A.C.I.F. y A. ADR (Argentina)			1,430	10,253

Cytec Industries, Inc.			8,717	511,165

Domtar Corp. (Canada)			7,338	562,898

First Resources, Ltd. (Singapore)			116,000	177,310

Fortescue Metals Group, Ltd. (Australia)			21,624	110,514

Fortune Brands Home & Security, Inc.(NON)			32,390	721,325

Georgia Gulf Corp.(NON)			3,775	96,904

Goldcorp, Inc. (Canada)			3,776	142,161

Golden Agri-Resources, Ltd. (Singapore)			180,000	96,225

GrainCorp, Ltd. (Australia)			4,151	40,713

Holcim, Ltd. (Switzerland)			8,542	473,243

Horsehead Holding Corp.(NON)			12,260	122,110

Incitec Pivot, Ltd. (Australia)			11,918	35,133

Innophos Holdings, Inc.			6,261	353,496

Innospec, Inc.(NON)			6,977	206,589

Intrepid Potash, Inc.(NON)			1,026	23,352

K&S AG (Germany)			2,306	105,215

KapStone Paper and Packaging Corp.(NON)			19,164	303,749

Koninklijke DSM NV (Netherlands)			7,886	389,074

KWS Saat AG (Germany)			76	19,776

L.B. Foster Co. Class A			2,485	71,096

Landec Corp.(NON)			21,868	187,190

Lanxess AG (Germany)			4,487	283,035

Linde AG (Germany)			2,873	447,493

LyondellBasell Industries NV Class A (Netherlands)			43,769	1,762,578

Minerals Technologies, Inc.			1,261	80,427

Monsanto Co.			57,915	4,794,204

Mosaic Co. (The)			763	41,782

Newcrest Mining, Ltd. (Australia)			2,312	53,815

Nitto Denko Corp. (Japan)			19,100	814,622

NN, Inc.(NON)			16,437	167,822

Nufarm, Ltd. (Australia)			5,942	30,925

PolyOne Corp.			19,895	272,164

Potash Corp. of Saskatchewan, Inc. (Canada)			2,120	92,623

PPG Industries, Inc.			20,306	2,154,873

PT Astra Agro Lestari Tbk (Indonesia)			10,000	21,414

Rio Tinto PLC (United Kingdom)			17,674	844,098

Rio Tinto, Ltd. (Australia)			16,903	993,539

Sealed Air Corp.			33,578	518,444

Showa Denko KK (Japan)			148,000	287,627

SLC Agricola SA (Brazil)			1,580	15,725

Sociedad Quimica y Minera de Chile SA ADR (Chile)			1,230	68,474

Steel Dynamics, Inc.			37,144	436,442

Syngenta AG (Switzerland)			2,446	835,023

Teck Resources, Ltd. Class B (Canada)			2,800	86,714

TPC Group, Inc.(NON)			1,696	62,667

Tronox, Ltd. Class A(NON)			1,799	217,175

Uralkali (Russia)(NON)			16,491	126,342

Valspar Corp.			15,353	805,879

Vilmorin & Cie (France)			173	18,315

Viterra, Inc. (Canada)			3,461	54,901

voestalpine AG (Austria)			12,953	343,429

W.R. Grace & Co.(NON)			9,893	499,102

Westlake Chemical Corp.			4,557	238,149

Wilmar International, Ltd. (Singapore)			11,000	31,623

Yara International ASA (Norway)			1,151	50,406

				31,143,631
Capital goods (2.5%)

ABB, Ltd. (Switzerland)			23,481	383,215

AGCO Corp.(NON)			19,162	876,278

Aisin Seiki Co., Ltd. (Japan)			13,300	442,588

American Axle & Manufacturing Holdings, Inc.(NON)			8,571	89,910

Applied Industrial Technologies, Inc.			11,497	423,664

AZZ, Inc.			2,004	122,765

Bombardier, Inc. Class B (Canada)			26,600	105,031

Canon, Inc. (Japan)			1,200	48,051

Cascade Corp.			5,771	271,526

Chart Industries, Inc.(NON)			5,697	391,726

Chase Corp.			6,620	87,384

Chiyoda Corp. (Japan)			16,000	196,015

CNH Global NV (Netherlands)(NON)			1,314	51,062

Cobham PLC (United Kingdom)			117,248	427,023

Cummins, Inc.			26,249	2,543,791

Daelim Industrial Co., Ltd. (South Korea)			1,050	84,004

Deere & Co.			1,040	84,105

Dover Corp.			28,485	1,527,081

DXP Enterprises, Inc.(NON)			6,956	288,604

Embraer SA ADR (Brazil)			5,200	137,956

Emerson Electric Co.			91,868	4,279,211

European Aeronautic Defense and Space Co. NV (France)			22,729	806,029

Exelis, Inc.			41,106	405,305

Finning International, Inc. (Canada)			5,900	137,228

Fluor Corp.			27,756	1,369,481

Franklin Electric Co., Inc.			4,682	239,391

Fuji Electric Co., Ltd. (Japan)			140,000	341,939

Generac Holdings, Inc.			5,811	139,813

Global Power Equipment Group, Inc.			5,779	126,213

Great Lakes Dredge & Dock Corp.			52,167	371,429

Greenbrier Companies, Inc.(NON)			7,698	135,331

Haitian International Holdings, Ltd. (China)			46,000	45,691

Hartalega Holdings Bhd (Malaysia)			62,800	79,713

Hitachi, Ltd. (Japan)			149,000	916,368

Hyflux, Ltd. (Singapore)			68,000	72,833

IHI Corp. (Japan)			79,000	168,604

ITT Corp.			20,405	359,128

Kadant, Inc.(NON)			7,626	178,830

Lindsay Corp.			630	40,887

Lockheed Martin Corp.			35,732	3,111,543

LSB Industries, Inc.(NON)			13,204	408,136

McDermott International, Inc.(NON)			45,860	510,880

Metso Corp. OYJ (Finland)			1,536	53,180

Mitsubishi Electric Corp. (Japan)			46,000	383,389

MTU Aero Engines Holding AG (Germany)			764	56,096

NACCO Industries, Inc. Class A			2,082	242,033

Newport Corp.(NON)			5,034	60,509

Raytheon Co.			50,318	2,847,496

Schindler Holding AG (Switzerland)			2,759	308,539

Schneider Electric SA (France)			3,661	203,986

Singapore Technologies Engineering, Ltd. (Singapore)			56,000	138,194

Smith & Wesson Holding Corp.(NON)			24,169	200,844

Standard Motor Products, Inc.			8,483	119,441

Standex International Corp.			3,436	146,271

Staples, Inc.			93,008	1,213,754

Tetra Tech, Inc.(NON)			3,044	79,388

Textron, Inc.			47,247	1,175,033

TriMas Corp.(NON)			19,721	396,392

Valmont Industries, Inc.			3,484	421,459

Vinci SA (France)			14,522	679,678

				31,551,444
Communication services (2.2%)

Allot Communications, Ltd. (Israel)(NON)			8,598	239,540

Aruba Networks, Inc.(NON)			8,449	127,157

AT&T, Inc.			99,882	3,561,792

BCE, Inc. (Canada)			4,589	189,221

BroadSoft, Inc.(NON)			3,051	88,357

BT Group PLC (United Kingdom)			275,818	914,316

China Mobile, Ltd. (China)			9,000	98,915

China Unicom Hong Kong, Ltd. (China)			46,000	57,791

Cincinnati Bell, Inc.(NON)			63,248	235,283

Comcast Corp. Class A			211,867	6,773,388

Deutsche Telekom AG (Germany)			26,654	292,401

EchoStar Corp. Class A(NON)			31,766	839,258

France Telecom SA (France)			27,952	367,838

HSN, Inc.			6,110	246,539

IAC/InterActiveCorp.			22,485	1,025,316

InterDigital, Inc.			1,713	50,551

Jupiter Telecommunications Co., Ltd. (Japan)			103	105,144

Kabel Deutschland Holding AG (Germany)(NON)			11,793	733,911

Loral Space & Communications, Inc.			3,439	231,617

NeuStar, Inc. Class A(NON)			7,013	234,234

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			16,100	748,041

NTT DoCoMo, Inc. (Japan)			148	246,298

Premiere Global Services, Inc.(NON)			8,190	68,714

Tele2 AB Class B (Sweden)			15,873	246,008

Telecity Group PLC (United Kingdom)(NON)			16,055	202,135

Telefonica SA (Spain)			26,611	351,080

USA Mobility, Inc.			9,701	124,755

Verizon Communications, Inc.			178,710	7,941,872

Vodafone Group PLC (United Kingdom)			415,974	1,168,735

Ziggo NV (Netherlands)(NON)			4,516	144,382

				27,654,589
Conglomerates (1.1%)

AMETEK, Inc.			27,239	1,359,498

Danaher Corp.			71,118	3,703,825

General Electric Co.			192,139	4,004,177

Marubeni Corp. (Japan)			22,000	146,426

Mitsui & Co., Ltd. (Japan)			29,000	430,265

Siemens AG (Germany)			11,221	943,211

Tyco International, Ltd.			67,899	3,588,462

Vivendi (France)			3,513	65,309

				14,241,173
Consumer cyclicals (5.0%)

Advance Auto Parts, Inc.			10,797	736,571

Aeon Co., Ltd. (Japan)			23,800	296,668

Alliance Data Systems Corp.(NON)			11,900	1,606,500

Ameristar Casinos, Inc.			11,765	209,064

Bayerische Motoren Werke (BMW) AG (Germany)			2,445	177,160

Bed Bath & Beyond, Inc.(NON)			30,112	1,860,922

Belo Corp. Class A			57,693	371,543

Big Lots, Inc.(NON)			9,226	376,329

Bluegreen Corp.(NON)			16,848	83,566

Brilliance China Automotive Holdings, Inc. (China)(NON)			66,000	58,106

Brunswick Corp.			4,455	98,990

Buckle, Inc. (The)			7,463	295,311

Bunzl PLC (United Kingdom)			21,948	359,548

Cabela's, Inc.(NON)			11,974	452,737

Cato Corp. (The) Class A			3,436	104,661

CBS Corp. Class B			76,566	2,509,833

Christian Dior SA (France)			3,018	415,640

Cia Hering (Brazil)			8,400	159,343

Cie Financiere Richemont SA (Switzerland)			2,347	128,805

Coach, Inc.			32,649	1,909,314

Compass Group PLC (United Kingdom)			56,682	594,551

Conn's, Inc.(NON)			15,065	222,962

Constant Contact, Inc.(NON)			5,856	104,705

Continental AG (Germany)			1,885	157,132

Cooper Tire & Rubber			9,784	171,611

Daimler AG (Registered Shares) (Germany)			7,762	349,088

Dana Holding Corp.			12,647	162,008

Deluxe Corp.			12,079	301,250

Destination Maternity Corp.			13,570	293,112

Dillards, Inc. Class A			15,254	971,375

Dolby Laboratories, Inc. Class A(NON)			13,075	539,998

Dongfeng Motor Group Co., Ltd. (China)			36,000	56,121

DSW, Inc. Class A			3,520	191,488

Dun & Bradstreet Corp. (The)			9,509	676,756

Elders, Ltd. (Australia)(NON)			35,584	8,094

Expedia, Inc.			16,690	802,288

Express, Inc.(NON)			16,234	294,972

Fiat Industrial SpA (Italy)			74,740	736,519

Fiat SpA (Italy)(NON)			24,192	122,413

Finish Line, Inc. (The) Class A			18,224	381,064

Foot Locker, Inc.			53,190	1,626,550

G-III Apparel Group, Ltd.(NON)			10,219	242,088

Gannett Co., Inc.			41,403	609,866

General Motors Co.(NON)			86,372	1,703,256

Genesco, Inc.(NON)			3,721	223,818

Global Cash Access Holdings, Inc.(NON)			26,476	190,892

Global Mediacom Tbk PT (Indonesia)			426,500	69,464

GNC Holdings, Inc. Class A			7,586	297,371

Haier Electronics Group Co., Ltd. (China)(NON)			98,000	118,393

Hakuhodo DY Holdings, Inc. (Japan)			6,960	460,828

Helen of Troy, Ltd. (Bermuda)(NON)			3,864	130,951

Hino Motors, Ltd. (Japan)			68,000	491,409

HMS Holdings Corp.(NON)			876	29,180

Home Depot, Inc. (The)			89,600	4,747,904

Indofood Agri Resources, Ltd. (Singapore)			6,000	6,861

Industria de Diseno Textil (Inditex) SA (Spain)			5,261	544,143

Isuzu Motors, Ltd. (Japan)			116,000	620,172

KAR Auction Services, Inc.(NON)			8,296	142,608

Kingfisher PLC (United Kingdom)			49,669	224,579

La-Z-Boy, Inc.(NON)			12,103	148,746

Leapfrog Enterprises, Inc.(NON)			38,486	394,866

Lear Corp.			16,245	612,924

Localiza Rent a Car SA (Brazil)			9,400	142,041

Lowe's Cos., Inc.			64,212	1,826,189

LVMH Moet Hennessy Louis Vuitton SA (France)			2,375	361,993

Macy's, Inc.			50,615	1,738,625

Major Cineplex Group PCL (Thailand)			101,900	55,827

Marriott International, Inc. Class A			34,965	1,370,628

McGraw-Hill Cos., Inc. (The)			37,144	1,671,480

Men's Wearhouse, Inc. (The)			6,998	196,924

MGM China Holdings, Ltd. (Hong Kong)			183,200	281,765

News Corp. Class A			147,666	3,291,475

Next PLC (United Kingdom)			12,032	603,328

Nissan Motor Co., Ltd. (Japan)			82,700	783,227

Nu Skin Enterprises, Inc. Class A			2,104	98,678

O'Reilly Automotive, Inc.(NON)			16,542	1,385,723

OPAP SA (Greece)			23,219	146,115

Pearson PLC (United Kingdom)			9,313	184,967

Perry Ellis International, Inc.(NON)			7,638	158,489

PetSmart, Inc.			17,136	1,168,332

Pier 1 Imports, Inc.			3,998	65,687

Porsche Automobil Holding SE (Preference) (Germany)			4,820	240,015

PPR SA (France)			818	116,810

Publicis Group SA (France)			8,964	409,938

Randstad Holding NV (Netherlands)			3,104	91,667

Rent-A-Center, Inc.			4,296	144,947

Scania AB Class B (Sweden)			16,928	290,669

Scholastic Corp.			4,905	138,125

Select Comfort Corp.(NON)			6,776	141,754

Shuffle Master, Inc.(NON)			4,818	66,488

Sinclair Broadcast Group, Inc. Class A			31,408	284,556

SJM Holdings, Ltd. (Hong Kong)			196,000	365,706

Sonic Automotive, Inc. Class A			41,893	572,677

Spectrum Brands Holdings, Inc.(NON)			4,543	147,966

Standard Parking Corp.(NON)			7,160	154,083

Stella International Holdings, Ltd. (Hong Kong)			56,500	140,200

Suzuki Motor Corp. (Japan)			22,900	469,400

Swire Pacific, Ltd. Class A (Hong Kong)			47,500	554,061

Tempur-Pedic International, Inc.(NON)			5,447	127,405

Thor Industries, Inc.			2,059	56,437

TNS, Inc.(NON)			20,952	375,879

Towers Watson & Co. Class A			11,094	664,531

Town Sports International Holdings, Inc.(NON)			14,765	196,227

Trump Entertainment Resorts, Inc.(NON)			180	540

TUI Travel PLC (United Kingdom)			82,487	220,117

URS Corp.			15,353	535,513

Valeo SA (France)			2,841	117,716

ValueClick, Inc.(NON)			4,092	67,068

Vertis Holdings, Inc.(F)(NON)			593	6

Viacom, Inc. Class B			59,590	2,801,922

VistaPrint NV(NON)(S)			20,405	659,082

Volkswagen AG (Preference) (Germany)			2,768	438,859

Volvo AB Class B (Sweden)			8,527	97,682

VOXX International Corp.(NON)			22,629	210,902

Wal-Mart de Mexico SAB de CV ADR (Mexico)			5,700	151,848

Wal-Mart Stores, Inc.			15,454	1,077,453

WPP PLC (Ireland)			35,875	436,036

Wyndham Worldwide Corp.			22,485	1,185,859

Wynn Resorts, Ltd.			10,797	1,119,865

				63,386,489
Consumer staples (4.4%)

AFC Enterprises(NON)			28,538	660,369

Ajinomoto Co., Inc. (Japan)			9,000	125,118

Anheuser-Busch InBev NV (Belgium)			16,827	1,308,177

Associated British Foods PLC (United Kingdom)			25,128	505,591

Avis Budget Group, Inc.(NON)			31,842	483,998

Barrett Business Services, Inc.			929	19,639

Beacon Roofing Supply, Inc.(NON)			10,780	271,872

BRF - Brasil Foods SA ADR (Brazil)			1,989	30,213

Brinker International, Inc.			20,795	662,737

British American Tobacco (BAT) PLC (United Kingdom)			19,025	968,341

Bunge, Ltd.			805	50,506

Campbell Soup Co.(S)			36,550	1,220,039

Career Education Corp.(NON)			7,971	53,326

Casino Guichard-Perrachon SA (France)			5,220	458,345

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			58,000	3,738

Cheesecake Factory, Inc. (The)(NON)			5,122	163,699

Chiquita Brands International, Inc.(NON)			700	3,500

Church & Dwight Co., Inc.			8,123	450,583

Coca-Cola Co. (The)			26,348	2,060,150

Cola-Cola Amatil, Ltd. (Australia)			8,948	122,898

ConAgra Foods, Inc.			71,019	1,841,523

Corinthian Colleges, Inc.(NON)			32,155	92,928

Corrections Corporation of America			22,287	656,352

Costco Wholesale Corp.			50,912	4,836,640

CVS Caremark Corp.			135,302	6,322,662

Danone (France)			7,270	451,339

Diageo PLC (United Kingdom)			11,764	302,632

Distribuidora Internacional de Alimentacion SA (Spain)(NON)			43,300	203,509

Dollar Thrifty Automotive Group(NON)			1,654	133,908

Dr. Pepper Snapple Group, Inc.			42,096	1,841,700

Glanbia PLC (Ireland)			2,493	18,439

Heineken Holding NV (Netherlands)			8,698	389,305

Herbalife, Ltd.			15,254	737,226

Imperial Tobacco Group PLC (United Kingdom)			1,344	51,713

Ingredion, Inc.			830	41,102

IOI Corp. Bhd (Malaysia)			21,500	35,262

Japan Tobacco, Inc. (Japan)			45,200	1,339,437

Kao Corp. (Japan)			15,700	433,006

Kerry Group PLC Class A (Ireland)			18,399	805,471

Koninklijke Ahold NV (Netherlands)			26,056	322,870

Kroger Co. (The)			90,730	2,104,029

Kuala Lumpur Kepong Bhd (Malaysia)			5,100	37,011

Lawson, Inc. (Japan)			7,000	489,738

Lianhua Supermarket Holdings Co., Ltd. (China)			59,000	56,843

Lorillard, Inc.			19,612	2,587,803

Maple Leaf Foods, Inc. (Canada)			1,612	18,541

McDonald's Corp.			9,410	833,067

Minor International PCL (Thailand)			175,500	79,019

Molson Coors Brewing Co. Class B			30,508	1,269,438

Nestle SA (Switzerland)			22,495	1,341,859

Olam International, Ltd. (Singapore)			44,045	64,095

Papa John's International, Inc.(NON)			2,624	124,824

PepsiCo, Inc.			13,102	925,787

Philip Morris International, Inc.			102,905	8,979,490

Prestige Brands Holdings, Inc.(NON)			8,967	141,768

Procter & Gamble Co. (The)			47,881	2,932,711

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			77,000	22,089

Rakuten, Inc. (Japan)			22,700	235,077

Robert Half International, Inc.			28,527	815,016

SABMiller PLC (United Kingdom)			6,041	242,651

Sally Beauty Holdings, Inc.(NON)			6,576	169,266

Smithfield Foods, Inc.(NON)			907	19,618

Spartan Stores, Inc.			6,906	125,206

Tate & Lyle PLC (United Kingdom)			2,830	28,758

Tesco PLC (United Kingdom)			25,242	122,698

Toyota Tsusho Corp. (Japan)			24,500	467,309

Tyson Foods, Inc. Class A			1,587	29,883

Unilever PLC (United Kingdom)			8,256	277,477

USANA Health Sciences, Inc.(NON)			1,681	69,123

WM Morrison Supermarkets PLC (United Kingdom)			51,826	216,296

Woolworths, Ltd. (Australia)			17,046	468,841

Yamazaki Baking Co., Inc. (Japan)			21,000	274,979

				56,050,173
Energy (4.0%)

Basic Energy Services, Inc.(NON)			15,537	160,342

BG Group PLC (United Kingdom)			38,356	785,064

BP PLC (United Kingdom)			64,225	430,318

Canadian Natural Resources, Ltd. (Canada)			14,400	386,272

Chevron Corp.			67,791	7,151,951

Clayton Williams Energy, Inc.(NON)			2,480	119,982

Cloud Peak Energy, Inc.(NON)			7,202	121,786

Compton Petroleum Corp. (Canada)(NON)(S)			12,497	13,372

ConocoPhillips			20,606	1,151,463

Contango Oil & Gas Co.(NON)			3,043	180,146

CVR Energy, Inc. (Escrow)(NON)			10,772	—

Deepocean Group (Shell) (acquired 6/9/11, cost $122,268) (Norway)(RES)(NON)			8,417	134,672

Delek US Holdings, Inc.			8,158	143,499

Diamond Offshore Drilling, Inc.			11,094	655,988

Energy Partners, Ltd.(NON)			11,675	197,308

ENI SpA (Italy)			43,348	925,105

Exxon Mobil Corp.			114,209	9,772,864

Helix Energy Solutions Group, Inc.(NON)			22,287	365,730

Helmerich & Payne, Inc.			13,966	607,242

HollyFrontier Corp.			27,338	968,585

Inpex Corp. (Japan)			77	431,687

Key Energy Services, Inc.(NON)			21,925	166,630

Marathon Oil Corp.			66,364	1,696,927

Marathon Petroleum Corp.			37,887	1,701,884

Mitcham Industries, Inc.(NON)			8,050	136,609

Murphy Oil Corp.			22,089	1,110,856

National Oilwell Varco, Inc.			36,550	2,355,282

Nexen, Inc. (Canada)			4,036	68,344

Occidental Petroleum Corp.			37,350	3,203,510

Oceaneering International, Inc.			29,913	1,431,636

Peabody Energy Corp.			33,281	816,050

Petrofac, Ltd. (United Kingdom)			28,570	624,586

Petroleo Brasileiro SA ADR (Brazil)			3,100	58,187

Phillips 66(NON)			10,303	342,472

Repsol YPF SA (Rights) (Spain)(NON)			12,335	8,648

Repsol YPF SA (Spain)			12,335	198,325

REX American Resources Corp.(NON)			4,814	93,969

Rosetta Resources, Inc.(NON)			3,281	120,216

Royal Dutch Shell PLC Class A (United Kingdom)			29,682	999,876

Royal Dutch Shell PLC Class A (United Kingdom)			22,301	753,596

Royal Dutch Shell PLC Class B (United Kingdom)			21,207	740,129

Schlumberger, Ltd.			12,976	842,272

Stallion Oilfield Holdings, Ltd.(NON)			923	29,536

Statoil ASA (Norway)			26,951	644,453

Stone Energy Corp.(NON)			17,126	433,973

Superior Energy Services(NON)			25,159	508,967

Swift Energy Co.(NON)			10,114	188,222

Technip SA (France)			3,720	388,201

Tesoro Corp.(NON)			24,466	610,671

Total SA (France)			16,140	728,384

Tullow Oil PLC (United Kingdom)			14,108	325,673

Unit Corp.(NON)			3,846	141,879

Vaalco Energy, Inc.(NON)			40,969	353,562

Valero Energy Corp.			93,107	2,248,534

W&T Offshore, Inc.			10,290	157,437

Western Refining, Inc.			9,061	201,788

Williams Cos., Inc. (The)			38,116	1,098,503

				50,233,163
Financials (7.0%)

3i Group PLC (United Kingdom)			56,402	174,609

ACE, Ltd.			4,839	358,715

Agree Realty Corp.(R)			6,979	154,445

AIA Group, Ltd. (Hong Kong)			215,600	743,377

Allianz SE (Germany)			6,606	664,265

Allied World Assurance Co. Holdings AG			13,834	1,099,388

American Capital Agency Corp.(R)			2,735	91,923

American Equity Investment Life Holding Co.			21,263	234,106

American Financial Group, Inc.			18,780	736,739

American Safety Insurance Holdings, Ltd.(NON)			10,683	200,306

Amtrust Financial Services, Inc.			3,669	109,006

Aon PLC (United Kingdom)			53,784	2,516,016

Apollo Commercial Real Estate Finance, Inc.(R)			11,880	190,912

Apollo Residential Mortgage, Inc.			10,154	195,769

Arch Capital Group, Ltd.(NON)			27,829	1,104,533

Arlington Asset Investment Corp. Class A			4,492	97,521

ARMOUR Residential REIT, Inc.(R)			20,686	147,077

Ashford Hospitality Trust, Inc.(R)			24,113	203,273

Ashmore Group PLC (United Kingdom)			33,869	185,865

Assurant, Inc.			21,197	738,503

Assured Guaranty, Ltd. (Bermuda)			56,595	797,990

Australia & New Zealand Banking Group, Ltd. (Australia)			50,143	1,138,301

AvalonBay Communities, Inc.(R)			11,589	1,639,612

AXA SA (France)			41,564	556,301

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			15,214	109,653

Banco Santander Central Hispano SA (Spain)			42,466	283,621

Bank of America Corp.			39,159	320,321

Bank of the Ozarks, Inc.			4,913	147,783

Barclays PLC (United Kingdom)			316,145	809,266

Berkshire Hathaway, Inc. Class B(NON)			24,070	2,005,753

BM&F Bovespa SA (Brazil)			19,400	99,004

BNP Paribas SA (France)			13,183	508,914

British Land Company PLC (United Kingdom)(R)			24,971	200,035

Cardinal Financial Corp.			12,902	158,437

Cardtronics, Inc.(NON)			7,415	224,007

CBL & Associates Properties, Inc.(R)			16,706	326,435

CBOE Holdings, Inc.			33,974	940,400

Chimera Investment Corp.(R)			168,979	398,790

China Construction Bank Corp. (China)			485,000	334,395

China Pacific Insurance (Group) Co., Ltd. (China)			18,800	61,289

CIT Group, Inc.(NON)			15,650	557,766

Citigroup, Inc.			27,257	747,114

Citizens & Northern Corp.			8,315	158,401

Citizens Republic Bancorp, Inc.(NON)			7,317	125,340

City National Corp.			4,161	202,141

CNO Financial Group, Inc.			28,769	224,398

Commonwealth Bank of Australia (Australia)			15,113	827,079

DBS Group Holdings, Ltd. (Singapore)			27,000	298,026

Deutsche Bank AG (Germany)			13,681	497,213

Dexus Property Group (Australia)			491,958	470,560

Dynex Capital, Inc.(R)			15,278	158,586

East West Bancorp, Inc.			22,828	535,545

Eaton Vance Corp.			43,780	1,179,871

Equity Residential Trust(R)			34,173	2,131,028

Everest Re Group, Ltd.			9,806	1,014,823

Fidelity National Financial, Inc. Class A			49,129	946,225

Financial Institutions, Inc.			8,562	144,527

First Community Bancshares Inc.			8,050	116,162

First Industrial Realty Trust(NON)(R)			11,636	146,846

Flushing Financial Corp.			14,955	203,837

FXCM, Inc. Class A			8,245	96,961

Genworth Financial, Inc. Class A(NON)			27,095	153,358

Glimcher Realty Trust(R)			15,052	153,831

Goldman Sachs Group, Inc. (The)			15,254	1,462,248

Hachijuni Bank, Ltd. (The) (Japan)			57,000	296,552

Hang Lung Group, Ltd. (Hong Kong)			54,000	332,805

Hanmi Financial Corp.(NON)			16,673	174,733

Hartford Financial Services Group, Inc. (The)			80,726	1,423,199

Heartland Financial USA, Inc.			5,752	138,048

Henderson Land Development Co., Ltd. (Hong Kong)			14,000	77,781

HFF, Inc. Class A(NON)			26,239	365,772

Home Bancshares, Inc.			6,382	195,162

Housing Development Finance Corp., Ltd. (HDFC) (India)			9,097	107,051

HSBC Holdings PLC (London Exchange) (United Kingdom)			150,704	1,328,824

Hysan Development Co., Ltd. (Hong Kong)			24,000	91,286

Industrial and Commercial Bank of China, Ltd. (China)			176,000	98,415

ING Groep NV GDR (Netherlands)(NON)			61,341	413,857

Insurance Australia Group, Ltd. (Australia)			125,082	448,236

Interactive Brokers Group, Inc. Class A			18,713	275,455

Invesco Mortgage Capital, Inc.(R)			6,418	117,706

Investment AB Kinnevik Class B (Sweden)			21,485	431,525

Jefferies Group, Inc.			67,156	872,356

Jones Lang LaSalle, Inc.			6,839	481,260

JPMorgan Chase & Co.			209,785	7,495,618

Kasikornbank PCL NVDR (Thailand)			16,000	82,041

Lexington Realty Trust(R)			57,952	490,853

LTC Properties, Inc.(R)			9,244	335,372

Macquarie Group, Ltd. (Australia)			3,496	94,128

Maiden Holdings, Ltd. (Bermuda)			14,221	123,438

MainSource Financial Group, Inc.			12,762	150,974

MFA Financial, Inc.(R)			20,600	162,534

Mirvac Group (Australia)(R)			79,920	104,664

Mission West Properties(R)			12,235	105,466

Mitsubishi UFJ Financial Group, Inc. (Japan)			191,400	916,001

Mitsui Fudosan Co., Ltd. (Japan)			21,000	407,374

Morgan Stanley			145,504	2,122,903

Nasdaq OMX Group, Inc. (The)			45,563	1,032,913

National Australia Bank, Ltd. (Australia)			13,169	319,814

National Bank of Canada (Canada)			2,956	211,284

National Financial Partners Corp.(NON)			6,942	93,023

National Health Investors, Inc.(R)			8,161	415,558

Nelnet, Inc. Class A			7,788	179,124

Northern Trust Corp.			45,167	2,078,585

Ocwen Financial Corp.(NON)			22,386	420,409

One Liberty Properties, Inc.(R)			8,458	159,264

ORIX Corp. (Japan)			9,520	886,105

Peoples Bancorp, Inc.			7,741	170,147

Persimmon PLC (United Kingdom)			8,388	80,265

PNC Financial Services Group, Inc.			33,182	2,027,752

Popular, Inc. (Puerto Rico)(NON)			6,590	109,460

Portfolio Recovery Associates, Inc.(NON)			1,694	154,594

Protective Life Corp.			6,625	194,841

Prudential PLC (United Kingdom)			87,328	1,011,816

PS Business Parks, Inc.(R)			3,331	225,575

Public Storage(R)			15,650	2,260,017

Rayonier, Inc.(R)			17,681	793,877

Reinsurance Group of America, Inc. Class A			15,848	843,272

RenaissanceRe Holdings, Ltd.			11,317	860,205

Republic Bancorp, Inc. Class A			3,083	68,597

Resona Holdings, Inc. (Japan)			56,400	232,784

Royal Bank of Scotland Group PLC (United Kingdom)(NON)			25,319	85,832

Sberbank of Russia ADR (Russia)(NON)			38,236	415,910

SCOR SE (France)			4,648	112,772

Sekisui Chemical Co., Ltd. (Japan)			34,000	316,615

Simon Property Group, Inc.(R)			28,824	4,486,744

Southside Bancshares, Inc.			10,536	236,849

Sovran Self Storage, Inc.(R)			5,726	286,815

St. Joe Co. (The)(NON)(S)			29,713	469,763

Standard Chartered PLC (United Kingdom)			26,839	585,113

Starwood Property Trust, Inc.(R)			4,983	106,188

Stockland (Units) (Australia)(R)			102,371	324,133

Sun Hung Kai Properties, Ltd. (Hong Kong)			5,000	59,332

Suncorp Group, Ltd. (Australia)			43,228	360,774

Svenska Handelsbanken AB Class A (Sweden)			13,236	436,315

Swedbank AB Class A (Sweden)			26,553	419,902

Swiss Life Holding AG (Switzerland)			4,337	409,260

SWS Group, Inc.			21,739	115,869

Symetra Financial Corp.			14,303	180,504

TD Ameritrade Holding Corp.			72,505	1,232,585

UniCredit SpA (Italy)(NON)			30,250	114,625

United Overseas Bank, Ltd. (Singapore)			6,000	89,163

Universal Health Realty Income Trust(R)			2,159	89,663

Urstadt Biddle Properties, Inc. Class A(R)			6,889	136,196

Virginia Commerce Bancorp, Inc.(NON)			20,960	176,693

W.R. Berkley Corp.			25,159	979,188

Walker & Dunlop, Inc.(NON)			6,761	86,879

Washington Banking Co.			9,742	135,414

Wells Fargo & Co.			189,164	6,325,644

Westpac Banking Corp. (Australia)			16,200	352,423

Wheelock and Co., Ltd. (Hong Kong)			62,000	235,584

				88,011,958
Government (—%)

Banco Latinoamericano de Exportaciones SA Class E (Panama)			15,447	331,029

				331,029
Health care (5.1%)

Abbott Laboratories			8,321	536,455

ABIOMED, Inc.(NON)			9,796	223,545

Aetna, Inc.			43,853	1,700,181

Affymax, Inc.(NON)			9,415	121,265

Alfresa Holdings Corp. (Japan)			4,500	238,515

Amarin Corp. PLC ADR (Ireland)(NON)			4,049	58,549

Amedisys, Inc.(NON)			2,092	26,045

AmerisourceBergen Corp.			33,479	1,317,399

Amgen, Inc.			11,688	853,692

AmSurg Corp.(NON)			5,812	174,244

Assisted Living Concepts, Inc. Class A			9,385	133,455

Astellas Pharma, Inc. (Japan)			13,900	607,151

AstraZeneca PLC (United Kingdom)			13,594	607,638

athenahealth, Inc.(NON)			1,449	114,717

Bayer AG (Germany)			11,864	855,497

Biosensors International Group, Ltd. (Singapore)(NON)			65,000	58,796

Biotest AG-Vorzugsaktien (Preference) (Germany)			1,129	53,683

C.R. Bard, Inc.			11,292	1,213,212

Celgene Corp.(NON)			12,382	794,429

Centene Corp.(NON)			3,158	95,245

Charles River Laboratories International, Inc.(NON)			3,877	127,011

Coloplast A/S Class B (Denmark)			2,061	370,426

Computer Programs & Systems, Inc.			2,076	118,789

Conmed Corp.			11,707	323,933

Covidien PLC (Ireland)			2,437	130,380

Cubist Pharmaceuticals, Inc.(NON)			5,663	214,684

Elan Corp. PLC ADR (Ireland)(NON)			18,134	264,575

Eli Lilly & Co.			103,596	4,445,304

Endo Health Solutions, Inc.(NON)			27,041	837,730

Forest Laboratories, Inc.(NON)			85,215	2,981,673

Fresenius SE & Co. KGgA (Germany)			3,981	412,810

Gilead Sciences, Inc.(NON)			44,077	2,260,269

GlaxoSmithKline PLC (United Kingdom)			54,799	1,242,614

Greatbatch, Inc.(NON)			13,995	317,826

Grifols SA ADR (Spain)(NON)			48,529	465,878

HCA Holdings, Inc.			19,018	578,718

Health Management Associates, Inc. Class A(NON)			48,535	381,000

HealthSouth Corp.(NON)			16,881	392,652

Hi-Tech Pharmacal Co., Inc.(NON)			6,197	200,783

Hill-Rom Holdings, Inc.			4,248	131,051

Humana, Inc.			20,008	1,549,420

Jazz Pharmaceuticals PLC (Ireland)(NON)			17,965	808,605

Johnson & Johnson			45,841	3,097,018

Kindred Healthcare, Inc.(NON)			17,010	167,208

Lincare Holdings, Inc.			4,911	167,072

Magellan Health Services, Inc.(NON)			173	7,842

McKesson Corp.			28,329	2,655,844

MedAssets, Inc.(NON)			26,369	354,663

Medicines Co. (The)(NON)			24,244	556,157

Medicis Pharmaceutical Corp. Class A			8,317	284,026

Merck & Co., Inc.			34,073	1,422,548

Metropolitan Health Networks, Inc.(NON)			21,623	206,932

Mitsubishi Tanabe Pharma (Japan)			13,700	196,854

Molina Healthcare, Inc.(NON)			7,473	175,317

Novartis AG (Switzerland)			9,953	555,178

Novo Nordisk A/S Class B (Denmark)			3,764	544,542

Obagi Medical Products, Inc.(NON)			30,168	460,665

Omega Healthcare Investors, Inc.(R)			14,121	317,723

Omnicare, Inc.			25,314	790,556

OraSure Technologies, Inc.(NON)			33,763	379,496

Orion OYJ Class B (Finland)			11,501	218,178

Otsuka Holdings Company, Ltd. (Japan)			19,900	609,743

Par Pharmaceutical Cos., Inc.(NON)			17,594	635,847

PDL BioPharma, Inc.			30,832	204,416

Pernix Therapeutics Holdings(NON)			6,979	50,877

Pfizer, Inc.			361,256	8,308,888

Quality Systems, Inc.			5,292	145,583

Questcor Pharmaceuticals, Inc.(NON)			3,711	197,574

ResMed, Inc.(NON)			22,782	710,798

Roche Holding AG-Genusschein (Switzerland)			5,916	1,021,264

RTI Biologics, Inc.(NON)			29,359	110,390

Salix Pharmaceuticals, Ltd.(NON)			1,776	96,685

Sanofi (France)			18,032	1,367,386

Spectrum Pharmaceuticals, Inc.(NON)(S)			29,932	465,742

STAAR Surgical Co.(NON)			26,970	209,557

Suzuken Co., Ltd. (Japan)			5,200	175,385

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			5,344	210,767

Triple-S Management Corp. Class B (Puerto Rico)(NON)			4,296	78,531

United Therapeutics Corp.(NON)			19,317	953,873

UnitedHealth Group, Inc.			99,620	5,827,770

ViroPharma, Inc.(NON)			13,980	331,326

Warner Chilcott PLC Class A (Ireland)(NON)			67,106	1,202,540

WellCare Health Plans, Inc.(NON)			6,719	356,107

				64,168,712
Technology (7.9%)

Acacia Research Corp.(NON)			2,183	81,295

Actuate Corp.(NON)			66,342	459,750

Acxiom Corp.(NON)			20,883	315,542

Advanced Micro Devices, Inc.(NON)			6,300	36,099

Agilent Technologies, Inc.			47,247	1,853,972

Amadeus IT Holding SA Class A (Spain)			11,728	248,365

Anixter International, Inc.			2,435	129,177

AOL, Inc.(NON)			45,464	1,276,629

Apple, Inc.(NON)			56,960	33,264,640

Applied Materials, Inc.			116,284	1,332,615

ASML Holding NV (Netherlands)			7,282	371,071

Aspen Technology, Inc.(NON)			7,144	165,384

Asustek Computer, Inc. (Taiwan)			4,960	45,881

Baidu, Inc. ADR (China)(NON)			2,700	310,446

BMC Software, Inc.(NON)			34,569	1,475,405

Broadcom Corp. Class A(NON)			45,365	1,533,337

Brocade Communications Systems, Inc.(NON)			133,188	656,617

CA, Inc.			61,138	1,656,228

Cadence Design Systems, Inc.(NON)			83,301	915,478

Cirrus Logic, Inc.(NON)			6,716	200,674

Cisco Systems, Inc.			232,428	3,990,789

Coherent, Inc.(NON)			2,507	108,553

Coinstar, Inc.(NON)			1,695	116,379

Computershare, Ltd. (Australia)			15,554	118,902

Concur Technologies, Inc.(NON)			2,681	182,576

Dell, Inc.(NON)			123,638	1,547,948

EnerSys(NON)			9,119	319,803

Entegris, Inc.(NON)			25,327	216,293

Fair Isaac Corp.			12,278	519,114

FEI Co.(NON)			7,005	335,119

Fujitsu, Ltd. (Japan)			153,000	733,130

Gemalto NV (Netherlands)			1,565	112,549

Google, Inc. Class A(NON)			14,352	8,325,165

GSI Group, Inc.(NON)			21,436	245,657

Hollysys Automation Technologies, Ltd. (China)(NON)			16,200	138,024

Hon Hai Precision Industry Co., Ltd. (Taiwan)			66,100	199,315

IBM Corp.			23,688	4,632,899

Infineon Technologies AG (Germany)			66,193	448,818

InnerWorkings, Inc.(NON)			10,511	142,214

Integrated Silicon Solutions, Inc.(NON)			11,525	116,287

Intel Corp.			74,724	1,991,395

Ixia(NON)			7,993	96,076

JDA Software Group, Inc.(NON)			10,062	298,741

KLA-Tencor Corp.			19,612	965,891

Konami Corp. (Japan)			16,000	363,398

L-3 Communications Holdings, Inc.			17,433	1,290,216

Lam Research Corp.(NON)			18,424	695,322

LivePerson, Inc.(NON)			7,035	134,087

Manhattan Associates, Inc.(NON)			3,254	148,740

Mentor Graphics Corp.(NON)			19,837	297,555

Microsoft Corp.			349,308	10,685,332

Monotype Imaging Holdings, Inc.(NON)			7,480	125,440

MTS Systems Corp.			3,727	143,676

Netscout Systems, Inc.(NON)			11,865	256,165

Nova Measuring Instruments, Ltd. (Israel)(NON)			18,541	161,678

NTT Data Corp. (Japan)			59	181,165

NVIDIA Corp.(NON)			66,165	914,400

Omnivision Technologies, Inc.(NON)			6,396	85,451

Oracle Corp.			40,362	1,198,751

Parametric Technology Corp.(NON)			6,433	134,836

Pericom Semiconductor Corp.(NON)			16,412	147,708

Photronics, Inc.(NON)			20,555	125,386

Plantronics, Inc.			4,403	147,060

Polycom, Inc.(NON)			30,012	315,726

Procera Networks, Inc.(NON)			6,060	147,319

QLIK Technologies, Inc.(NON)			4,763	105,358

QLogic Corp.(NON)			90,349	1,236,878

Qualcomm, Inc.			17,873	995,169

RealD, Inc.(NON)			11,472	171,621

RealPage, Inc.(NON)			5,689	131,757

RF Micro Devices, Inc.(NON)			57,206	243,126

Rudolph Technologies, Inc.(NON)			16,155	140,872

Samsung Electronics Co., Ltd. (South Korea)			314	332,910

SAP AG (Germany)			4,841	285,878

Silicon Graphics International Corp.(NON)			5,667	36,382

SK Hynix, Inc. (South Korea)(NON)			7,310	154,515

Skyworks Solutions, Inc.(NON)			4,557	124,725

Softbank Corp. (Japan)			9,700	360,638

Spreadtrum Communications, Inc. ADR (China)			9,500	167,675

Symantec Corp.(NON)			107,865	1,575,908

Synchronoss Technologies, Inc.(NON)			3,031	55,983

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			22,000	60,217

Tangoe, Inc.(NON)			4,484	95,554

Tech Data Corp.(NON)			9,608	462,817

Telefonaktiebolaget LM Ericsson Class B (Sweden)			23,021	210,065

Tencent Holdings, Ltd. (China)			6,400	188,995

Teradyne, Inc.(NON)			45,859	644,778

Texas Instruments, Inc.			1,200	34,428

TIBCO Software, Inc.(NON)			10,753	321,730

TTM Technologies, Inc.(NON)			10,931	102,861

Tyler Technologies, Inc.(NON)			2,887	116,490

Ultimate Software Group, Inc.(NON)			2,056	183,231

Unisys Corp.(NON)			2,725	53,274

VASCO Data Security International, Inc.(NON)			36,637	299,691

Vishay Intertechnology, Inc.(NON)			41,106	387,630

Websense, Inc.(NON)			6,928	129,761

Western Digital Corp.(NON)			26,447	806,105

Yaskawa Electric Corp. (Japan)			11,000	83,479

				100,230,154
Transportation (0.5%)

Alaska Air Group, Inc.(NON)			4,855	174,295

Central Japan Railway Co. (Japan)			112	885,138

ComfortDelgro Corp., Ltd. (Singapore)			247,000	302,664

Delta Air Lines, Inc.(NON)			142,731	1,562,904

Deutsche Post AG (Germany)			10,227	181,132

International Consolidated Airlines Group SA (United Kingdom)(NON)			74,707	187,745

Neptune Orient Lines, Ltd. (Singapore)(NON)			297,000	262,161

Swift Transportation Co.(NON)			30,692	290,039

United Parcel Service, Inc. Class B			14,759	1,162,419

US Airways Group, Inc.(NON)			10,791	143,844

Wabtec Corp.			9,410	734,074

				5,886,415
Utilities and power (1.4%)

AES Corp. (The)(NON)			112,104	1,438,294

Ameren Corp.			43,087	1,445,138

CenterPoint Energy, Inc.			74,089	1,531,420

Centrica PLC (United Kingdom)			82,265	410,106

Chubu Electric Power, Inc. (Japan)			7,500	121,769

CMS Energy Corp.			47,346	1,112,631

DTE Energy Co.			29,022	1,721,875

Electric Power Development Co. (Japan)			9,100	238,655

Enel SpA (Italy)			94,150	303,829

Energias de Portugal (EDP) SA (Portugal)			40,684	96,112

Entergy Corp.			28,725	1,950,140

GDF Suez (France)			18,134	432,658

International Power PLC (United Kingdom)			15,292	100,041

National Grid PLC (United Kingdom)			61,649	652,532

NRG Energy, Inc.(NON)			49,228	854,598

Origin Energy, Ltd. (Australia)			18,630	234,336

PG&E Corp.			60,619	2,744,222

Red Electrica Corporacion SA (Spain)			9,743	424,889

TECO Energy, Inc.			43,582	787,091

Toho Gas Co., Ltd. (Japan)			41,000	254,640

Tokyo Gas Co., Ltd. (Japan)			84,000	428,993

Westar Energy, Inc.			23,928	716,632

				18,000,601

Total common stocks (cost $503,425,184)				$550,889,531

CORPORATE BONDS AND NOTES (18.3%)(a)
			Principal amount	Value

Basic materials (1.4%)

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			$190,000	$193,923

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			135,000	171,790

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			90,000	99,425

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)			665,000	786,949

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			395,000	383,150

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			120,000	130,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			310,000	332,475

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			200,000	195,000

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			455,000	539,744

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.468s, 2013 (Netherlands)			105,000	93,450

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			285,000	305,306

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041			140,000	154,030

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			295,000	392,372

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			525,000	572,211

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			880,000	897,066

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			620,000	632,357

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			205,000	207,172

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			360,000	351,000

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)			180,000	182,250

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			210,000	222,600

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			85,000	86,275

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			335,000	336,235

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			135,000	135,148

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			65,000	56,063

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			220,000	224,400

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.967s, 2014			90,000	83,025

Hexion U.S. Finance Corp./Hexion Nove Scotia Finance, ULC company guaranty sr. notes 6 5/8s, 2020			85,000	87,125

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			145,000	163,488

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			265,000	297,463

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			140,000	140,700

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	210,000	226,971

International Paper Co. sr. unsec. notes 7.95s, 2018			$1,070,000	1,348,338

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			280,000	301,000

Louisiana-Pacific Corp. 144A sr. unsec. notes 7 1/2s, 2020			115,000	120,463

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			310,000	423,218

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			535,000	587,163

LyondellBasell Industries NV 144A sr. unsec. notes 5 3/4s, 2024 (Netherlands)			285,000	304,950

LyondellBasell Industries NV 144A sr. unsec. notes 5s, 2019 (Netherlands)			925,000	970,094

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	100,000	88,855

Momentive Performance Materials, Inc. notes 9s, 2021			$115,000	87,113

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			65,000	65,163

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			135,000	139,050

Norbord, Inc. sr. unsub. notes 7 1/4s, 2012 (Canada)			25,000	25,000

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			220,000	237,050

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			268,000	264,650

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			295,000	—

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	70,000	94,287

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			$265,000	362,328

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022			227,000	233,853

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019			228,000	234,200

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			300,000	398,190

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			95,000	99,275

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			200,000	202,000

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			55,000	55,000

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			265,000	297,794

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			315,000	366,975

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			286,000	295,295

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020			210,000	215,775

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			260,000	290,225

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			250,000	264,375

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			175,000	69,125

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019			20,000	15,200

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			30,000	29,597

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			180,000	201,070

				17,366,334
Capital goods (0.9%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			420,000	450,975

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			355,000	376,300

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			135,000	139,050

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	305,000	403,470

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			$45,000	46,800

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			75,000	82,875

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			175,000	179,375

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			155,000	165,075

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			280,000	304,500

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			100,000	103,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			240,000	282,461

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	138,438

Bombardier, Inc. 144A sr. unsec. notes 5 3/4s, 2022 (Canada)			135,000	134,494

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			270,000	288,900

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec notes 10 1/8s, 2020			130,000	132,925

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	60,000	81,875

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			$510,000	509,108

Exide Technologies sr. notes 8 5/8s, 2018			170,000	134,088

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012			390,000	394,562

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			385,000	414,838

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			906,000	1,156,677

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			65,000	68,494

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			400,000	368,000

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			235,000	249,394

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			135,000	152,212

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	198,054

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			190,000	199,025

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			105,000	104,738

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC 144A company guaranty sr. notes 7 3/4s, 2016			135,000	142,088

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			100,000	108,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			100,000	103,500

Ryerson Holding Corp. sr. disc. notes zero %, 2015			265,000	137,800

Ryerson, Inc. company guaranty sr. notes 12s, 2015			505,000	507,525

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			405,000	452,672

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			110,000	119,350

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			210,000	226,800

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016			125,000	140,156

Terex Corp. sr. unsec. sub. notes 8s, 2017			265,000	274,938

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			485,000	495,913

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			188,000	206,800

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			330,000	362,175

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			736,000	877,247

United Technologies Corp. sr. unsec. unsub notes 4 1/2s, 2042			160,000	175,745

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			100,000	104,786

				11,695,448
Communication services (2.0%)

Adelphia Communications Corp. escrow bonds zero %, 2012			270,000	2,025

AMC Networks, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2021			60,000	66,150

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			165,000	203,085

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	205,736

American Tower Corp. sr. unsec. notes 7s, 2017(R)			440,000	511,270

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			220,000	261,416

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			387,000	482,044

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030			715,000	933,129

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			165,000	171,600

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			620,000	691,300

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			80,000	86,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			205,000	222,938

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			185,000	197,488

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	165,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			165,000	176,550

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			185,000	200,725

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			610,000	614,299

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			500,000	538,750

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			235,000	226,775

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			95,000	98,800

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			360,000	327,600

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			800,000	1,027,533

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			230,000	269,170

Cox Communications, Inc. 144A notes 5 7/8s, 2016			206,000	239,288

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			285,000	272,175

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			716,000	737,480

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			100,000	107,250

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			75,000	81,429

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			150,000	159,750

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)			435,000	603,794

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			165,000	172,425

Digicel Group, Ltd. 144A sr. unsec. unsub. notes 8 7/8s, 2015 (Jamaica)			165,000	166,650

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			230,000	234,025

Equinix, Inc. sr. unsec. notes 7s, 2021			165,000	182,325

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			277,000	289,830

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			80,000	86,000

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			325,000	344,500

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			185,000	198,875

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			295,000	313,438

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			325,000	353,438

Intelsat Investments SA company guaranty sr. unsec. notes 11 1/4s, 2016 (Bermuda)			160,000	167,600

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			210,000	222,075

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec notes 7 1/4s, 2020 (Bermuda)			170,000	178,500

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			529,843	547,063

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			1,280,000	1,318,400

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			200,000	206,500

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			185,000	236,755

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			185,000	199,800

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			185,000	194,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			45,000	46,181

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			215,000	235,963

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	127,188

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			420,000	437,325

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			40,000	40,050

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			440,000	458,700

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			55,000	49,844

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			255,000	218,663

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			260,000	280,150

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			230,000	257,025

Qwest Corp. notes 6 3/4s, 2021			825,000	930,342

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			115,000	126,195

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			13,000	14,235

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			305,000	324,825

Sprint Capital Corp. company guaranty 6 7/8s, 2028			1,125,000	905,625

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			240,000	246,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			305,000	292,038

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			490,000	550,025

Sprint Nextel Corp. 144A sr. unsec. notes 9 1/8s, 2017			200,000	210,000

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2014			770,000	857,310

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			200,000	243,755

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			150,000	155,887

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			18,000	25,832

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			480,000	658,380

Verizon New Jersey, Inc. debs. 8s, 2022			160,000	212,687

Verizon Pennsylvania, Inc. debs. 8.35s, 2030			240,000	315,389

Videotron Ltee 144A sr. unsec. notes 5s, 2022 (Canada)			260,000	263,900

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			75,000	83,625

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			355,000	310,625

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			370,000	298,775

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			85,000	91,375

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			385,000	419,650

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			165,000	174,900

				25,356,237
Consumer cyclicals (3.0%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	37,888

ADT Corp./The 144A company guaranty sr. unsec notes 4 7/8s, 2042			380,000	372,180

ADT Corp./The 144A company guaranty sr. unsec notes 3 1/2s, 2022			530,000	527,394

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			240,000	189,600

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	268,538

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			215,000	183,288

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			420,000	453,600

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			304,000	319,200

American Media, Inc. 144A notes 13 1/2s, 2018			14,107	13,261

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			180,000	184,500

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			105,000	107,495

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			70,000	70,000

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			90,000	97,988

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			70,000	71,400

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			205,000	196,800

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			35,000	30,450

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			95,000	82,888

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016			5,000	4,788

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			395,000	333,775

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			240,000	255,600

Building Materials Corp. 144A sr. notes 7s, 2020			95,000	102,363

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			110,000	116,875

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			95,000	101,650

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			205,000	217,300

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,070,000	1,167,638

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			120,000	124,200

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			205,000	263,434

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			430,000	476,115

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			170,000	172,125

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			45,000	49,950

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			230,000	205,850

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			95,000	99,513

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			345,000	355,350

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			375,000	385,313

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			85,000	94,138

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			125,000	135,625

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			396,279	436,898

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			280,000	243,600

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			125,000	106,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			510,000	555,900

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. sub. notes 7 5/8s, 2020			175,000	171,063

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			195,000	202,556

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			290,000	273,325

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			240,000	275,331

DISH DBS Corp. company guaranty 6 5/8s, 2014			10,000	10,725

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			505,000	582,013

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			240,000	259,200

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			245,000	263,375

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			535,000	560,524

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			356,000	405,840

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			375,000	383,906

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			235,000	276,713

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			355,000	433,386

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			485,000	515,013

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			470,000	521,814

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			300,000	312,000

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			190,000	199,975

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019			170,000	183,600

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			385,000	443,837

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			515,000	572,938

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			205,000	210,125

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	64,555

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$240,000	270,000

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			75,000	88,500

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			65,000	71,500

Lamar Media Corp. 144A sr. sub. notes 5 7/8s, 2022			110,000	112,750

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			1,053,000	1,097,753

Liberty Interactive, LLC debs. 8 1/4s, 2030			245,000	251,738

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			235,000	257,325

Limited Brands, Inc. sr. notes 5 5/8s, 2022			105,000	108,150

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			415,000	428,488

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			255,000	294,725

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			255,000	266,842

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			120,000	126,016

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			530,000	532,899

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			255,000	20,400

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			280,000	288,400

MGM Resorts International company guaranty sr. notes 9s, 2020			25,000	27,750

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	95,475

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			130,000	133,900

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			135,000	137,363

MGM Resorts International sr. notes 10 3/8s, 2014			30,000	33,825

MGM Resorts International sr. notes 6 3/4s, 2012			436,000	437,090

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019			140,000	149,800

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			180,000	191,252

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			663,300	693,149

Navistar International Corp. sr. notes 8 1/4s, 2021			562,000	539,520

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			205,000	203,975

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			350,000	419,952

News America Holdings, Inc. debs. 7 3/4s, 2045			510,000	623,655

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			210,000	232,575

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			255,000	267,750

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			100,000	97,750

Owens Corning company guaranty sr. unsec. notes 9s, 2019			670,000	834,150

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			145,000	160,588

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			405,000	420,188

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			145,000	158,413

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			215,000	228,438

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			40,000	43,500

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			275,000	299,750

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			200,000	190,000

QVC Inc. 144A sr. notes 7 3/8s, 2020			155,000	171,663

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			380,000	360,050

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			55,000	56,375

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			80,000	78,200

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			55,000	56,788

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			295,000	324,500

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			195,000	201,825

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			300,000	337,500

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			320,000	310,400

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			90,000	86,400

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			335,000	316,575

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			155,000	157,713

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			495,000	524,700

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			210,000	225,225

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			105,000	113,926

Sears Holdings Corp. company guaranty 6 5/8s, 2018			120,000	107,100

Spectrum Brands Holdings, Inc. Company guaranty sr. notes 9 1/2s, 2018			155,000	175,150

Spectrum Brands Holdings, Inc. 144A company guaranty sr. notes 9 1/2s, 2018			110,000	124,300

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			195,000	201,338

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			105,000	110,775

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			185,000	193,325

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			390,000	434,013

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			80,000	84,370

Time Warner, Inc. debs. 9.15s, 2023			25,000	34,745

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			675,000	704,258

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			65,000	63,863

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			555,000	606,338

TransUnion Holding Co., Inc. 144A sr. notes 9 5/8s, 2018(PIK)			70,000	75,600

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			50,000	19,125

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			80,000	58,500

Travelport, LLC 144A sr. notes 6.461s, 2016			46,000	35,190

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			119,000	83,300

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	140,000	185,848

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			$370,000	395,900

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			240,000	241,800

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			844,000	1,190,394

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			50,000	59,789

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			165,000	168,902

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			65,000	72,128

Whirlpool Corp. sr. unsec. unsub notes 4.7s, 2022			225,000	227,479

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			155,000	171,663

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			455,000	507,325

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			300,000	322,500

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			185,000	188,238

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			498,000	529,125

				37,862,674
Consumer staples (1.4%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			310,000	428,968

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			40,000	55,571

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			325,000	387,277

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			80,000	89,000

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			70,000	76,650

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			145,000	149,169

Avis Budget Car Rental, LLC 144A company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			65,000	69,713

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			27,000	33,708

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			253,000	263,715

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			175,000	199,281

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018			70,000	73,500

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			161,818	178,202

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			180,000	153,900

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			229,929	196,014

Claire's Stores, Inc. 144A sr. notes 9s, 2019			210,000	212,363

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			350,000	396,375

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			110,000	118,250

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			570,000	617,025

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			425,000	502,727

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			295,000	321,550

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			75,000	83,625

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			290,000	308,125

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			100,000	103,750

Delhaize Group company guaranty sr. unsec notes 4 1/8s, 2019 (Belgium)			140,000	135,452

Delhaize Group company guaranty sr. unsec. unsub. bonds 5 7/8s, 2014 (Belgium)			310,000	325,703

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2017 (United Kingdom)			390,000	468,819

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			165,000	234,305

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			285,000	312,075

Dole Food Co. sr. notes 13 7/8s, 2014			88,000	99,550

Dole Food Co. 144A sr. notes 8s, 2016			190,000	198,313

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			240,000	263,400

General Mills, Inc. sr. unsec. notes 5.65s, 2019			170,000	205,218

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			492,000	516,192

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	101,888

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	250,000	340,245

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$325,000	369,688

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			85,000	82,663

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			35,000	32,550

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2042			75,000	79,378

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017			27,000	32,759

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			420,000	539,882

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017			118,000	141,068

Kroger Co. sr. notes 6.15s, 2020			40,000	47,872

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020			145,000	147,175

Libbey Glass, Inc. 144A company guaranty sr. notes 6 7/8s, 2020			140,000	143,850

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			302,000	421,940

McDonald's Corp. sr. unsec. notes 5.7s, 2039			393,000	511,947

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			125,000	137,188

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			346,000	462,254

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			90,000	94,950

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			315,000	344,925

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			545,000	583,150

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			225,000	229,500

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			737,000	753,583

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			80,000	90,600

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020			205,000	205,513

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			270,000	298,851

Service Corporation International sr. notes 7s, 2019			115,000	123,625

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			645,000	703,050

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			510,000	582,038

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			200,000	206,000

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.85s, 2016			495,000	566,156

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018			70,000	72,800

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022			105,000	109,988

UR Merger Sub Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			365,000	405,150

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			525,000	565,037

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			85,000	90,100

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			155,000	161,975

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			65,000	66,463

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			235,000	265,027

				17,888,313
Energy (2.1%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			80,000	67,200

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			165,000	141,075

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			700,000	881,255

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			180,000	204,404

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			350,000	365,474

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			40,000	33,800

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			250,000	211,250

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			120,000	55,800

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			125,000	130,625

Aurora USA Oil & Gas Inc.. 144A sr. notes 9 7/8s, 2017			140,000	143,150

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			885,000	940,595

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			450,000	470,250

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			200,000	222,250

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			230,000	243,225

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	60,537

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			$50,000	48,625

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	101,850

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			80,000	78,400

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			260,000	234,000

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			275,000	285,313

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			110,000	108,900

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			525,000	551,250

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			310,000	321,625

Continental Resources, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			235,000	238,525

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			320,000	338,000

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			80,000	78,800

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			339,000	371,205

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			145,000	150,438

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. notes 6 7/8s, 2019			90,000	94,050

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. unsec. notes 9 3/8s, 2020			395,000	409,319

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			580,000	504,600

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			145,000	151,525

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			145,000	132,313

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			185,000	174,825

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			265,000	266,988

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			324,000	382,706

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 6.51s, 2022 (Russia)			507,000	562,141

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,116,340

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			425,000	404,813

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			20,000	19,400

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			245,000	245,000

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			231,000	231,000

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			60,000	30,300

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			70,000	90,767

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			245,000	238,875

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			55,000	53,350

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			370,000	381,100

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			355,000	395,825

Laredo Petroleum, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			80,000	83,200

Lone Pine Resources Canada, Ltd. 144A company guaranty sr. notes 10 3/8s, 2017 (Canada)			100,000	94,250

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			170,000	193,198

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			205,000	209,356

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			275,000	209,000

Motiva Enterprises, LLC 144A sr. unsec. unsub. notes 5.2s, 2012			80,000	80,629

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			145,000	148,625

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	219,450

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			510,000	553,440

Northern Oil and Gas, Inc. 144A company guaranty sr. unsec notes 8s, 2020			200,000	199,000

Oasis Petroleum, Inc. company guaranty sr. unsec notes 6 7/8s, 2023			140,000	140,000

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			285,000	309,225

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			175,000	189,875

PDC Energy, Inc. company guaranty sr. unsec. notes 12s, 2018			345,000	369,150

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			405,000	445,500

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	25,313

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018			385,000	383,075

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			410,000	407,950

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			445,000	500,435

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,980,000	1,675,694

Petronas Capital, Ltd. 144A company guaranty unsec. unsub. notes 5 1/4s, 2019 (Malaysia)			555,000	637,777

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			390,000	397,800

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			375,000	365,156

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			110,000	119,350

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			95,000	93,813

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			315,000	343,350

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			810,000	850,500

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			520,000	517,400

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			60,000	59,250

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			135,000	136,688

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			570,000	607,371

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			125,000	128,125

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			110,000	111,925

SM Energy Co. 144A sr. notes 6 1/2s, 2023			40,000	40,650

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			235,000	278,081

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			55,000	58,438

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			75,000	75,656

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			440,000	640,528

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			110,000	123,979

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017			130,000	150,123

Whiting Petroleum Corp. company guaranty 7s, 2014			385,000	408,100

Williams Cos., Inc. (The) notes 7 3/4s, 2031			14,000	17,379

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			39,000	49,254

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			85,000	84,575

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			325,000	329,063

				26,023,754
Financials (3.9%)

Abbey National Treasury Service bank guaranty sr. unsec. unsub. notes FRN 2.046s, 2014 (United Kingdom)			285,000	272,713

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			955,000	972,333

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			145,000	127,781

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			535,000	698,395

Aflac, Inc. sr. unsec. notes 6.9s, 2039			450,000	545,510

Air Lease Corp. 144A sr. notes 5 5/8s, 2017			205,000	201,413

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			210,000	221,195

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			160,000	174,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			140,000	161,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			140,000	157,325

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2017			85,000	86,063

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.667s, 2014			177,000	169,801

Ally Financial, Inc. unsec. sub. notes 8s, 2018			155,000	171,663

American Express Co. sr. unsec. notes 8 1/8s, 2019			870,000	1,158,495

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068			625,000	678,125

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			901,000	992,705

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			640,000	663,813

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			600,000	676,506

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, 2049 (France)			505,000	424,200

Bank of America Corp. sr. unsec. unsub notes 5 7/8s, 2042			315,000	344,489

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			240,000	263,552

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017			250,000	260,283

Bank of Montreal sr. unsec. unsub. bonds 2 1/8s, 2013 (Canada)			390,000	396,384

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			30,000	31,629

Bank of New York Mellon Corp. (The) sr. unsec. unsub notes 1.969s, 2017			495,000	498,888

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,719

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)			230,000	175,950

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			470,000	554,483

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			980,000	990,234

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			240,000	286,927

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			330,000	357,090

BNP Paribas SA 144A jr. unsec. sub. notes FRN 7.195s, 2049 (France)			100,000	85,500

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, 2049 (France)			446,000	372,410

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			390,000	422,643

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			570,000	570,713

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			174,000	177,480

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			85,000	90,100

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			280,000	317,800

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			170,000	173,400

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			225,000	232,313

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			135,000	139,050

CIT Group, Inc. 144A bonds 7s, 2017			468,371	469,249

CIT Group, Inc. 144A bonds 7s, 2016			210,000	210,525

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			305,000	328,638

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			210,000	215,775

Citigroup Capital XXI company guaranty jr. unsec. sub. notes FRN 8.3s, 2057			665,000	666,663

Citigroup, Inc. sub. notes 5s, 2014			599,000	614,015

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032			277,000	288,833

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2017			175,000	182,865

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			145,000	156,238

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			255,000	252,450

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, 2016, perpetual maturity			235,000	195,050

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			411,000	465,832

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			180,000	183,150

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			120,000	137,550

GATX Financial Corp. notes 5.8s, 2016			120,000	128,653

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067			975,000	1,003,031

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.667s, 2016			600,000	575,145

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			805,000	996,737

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			990,000	1,129,080

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			164,000	160,899

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub notes 5 1/8s, 2022			205,000	209,191

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019(R)			470,000	478,463

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			340,000	364,836

HSBC Finance Capital Trust IX FRN 5.911s, 2035			700,000	657,125

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			879,000	951,706

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			190,000	193,563

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			35,000	35,481

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			585,000	621,563

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			25,000	25,563

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			439,000	439,000

iStar Financial, Inc. 144A sr. unsec. notes 9s, 2017(R)			185,000	181,300

JPMorgan Chase & Co. sr. notes 6s, 2018			1,282,000	1,471,558

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017			330,000	369,475

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036			343,000	343,000

Lehman Brothers E-Capital Trust I Escrow notes zero %, 2065(F)			1,845,000	185

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			210,000	212,100

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			490,000	480,557

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017			10,000	10,878

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			1,470,000	1,644,836

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			300,000	333,000

MetLife, Inc. sr. unsec. 6 3/4s, 2016			130,000	152,438

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			1,255,000	1,336,195

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	119,888

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			140,000	141,050

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			120,000	132,300

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			60,000	63,450

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			125,000	131,862

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			210,000	242,350

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			155,000	161,588

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			105,000	109,200

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			240,000	243,600

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			520,000	540,068

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			555,000	577,200

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			155,000	161,588

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			140,000	130,200

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			605,000	614,580

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038			225,000	265,500

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			185,000	185,308

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			305,000	293,563

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes 3.95s, 2015 (United Kingdom)			475,000	483,488

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			110,000	116,092

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			129,000	124,660

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	553,938

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			225,000	234,360

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			350,000	355,250

Simon Property Group LP sr. unsec. unsub notes 3 3/8s, 2022(R)			50,000	50,221

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			147,000	165,217

SLM Corp. sr. notes Ser. MTN, 8s, 2020			220,000	240,900

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			135,000	151,200

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			780,000	778,050

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.468s, 2037			475,000	345,675

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			1,900,000	1,987,461

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			405,000	427,117

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	516,835

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,800,000	1,887,750

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			250,000	291,305

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			105,000	122,259

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			75,000	77,612

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			485,000	526,061

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, perpetual maturity			295,000	289,304

Willis Group North America, Inc. company guaranty 6.2s, 2017			70,000	78,751

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037			422,000	413,560

				48,518,225
Health care (1.0%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			288,000	339,591

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			286,000	374,172

Amgen, Inc. sr. unsec. notes 3.45s, 2020			730,000	756,576

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			422,000	572,095

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			215,000	221,450

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			150,000	160,219

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			295,000	305,325

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	250,000	338,828

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			$275,000	292,875

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			490,000	527,197

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	137,056

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$545,000	547,725

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			390,000	423,638

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			225,000	234,844

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			155,000	168,563

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			200,000	208,500

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			275,000	294,938

HCA, Inc. sr. notes 6 1/2s, 2020			870,000	943,950

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			250,000	271,250

HCA, Inc. sr. unsec. notes 6 1/4s, 2013			48,000	49,080

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			400,000	409,000

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			300,000	297,000

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			260,000	284,375

Johnson & Johnson sr. unsec. notes 4.85s, 2041			700,000	862,447

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			450,000	472,500

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			245,000	221,725

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			210,000	229,950

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			150,000	160,125

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			95,000	119,559

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			75,000	75,188

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			82,392	83,422

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			200,000	212,500

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			54,000	61,830

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			305,000	321,775

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			155,000	173,988

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			295,000	309,992

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			640,000	734,638

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			60,000	63,935

USPI Finance Corp. 144A sr. unsec. notes 9s, 2020			170,000	180,200

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			40,000	40,400

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			105,000	108,544

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			40,000	41,700

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			10,000	6,650

WellPoint, Inc. notes 7s, 2019			220,000	273,772

				12,913,087
Technology (0.9%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			15,000	16,275

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			315,000	346,500

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			200,000	136,000

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			25,000	20,750

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			155,000	128,263

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			300,000	278,250

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			425,000	412,250

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			150,000	144,000

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			825,000	897,343

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			222,000	236,985

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			470,000	552,970

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			125,000	127,500

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			145,000	163,125

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	104,738

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			290,000	290,363

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			933,166	954,162

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			690,000	690,000

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			200,000	204,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			133,000	142,975

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			88,000	95,700

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			305,000	326,350

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			235,000	252,235

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			160,000	181,005

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			315,000	399,327

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			255,000	294,281

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			105,000	113,505

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			625,000	662,500

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			173,000	132,778

Lawson Software, Inc. 144A sr. notes 11 1/2s, 2018			110,000	124,300

Lawson Software, Inc. 144A sr. notes 9 3/8s, 2019			130,000	138,775

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			85,000	109,002

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			555,000	646,270

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 10s, 2013 (Netherlands)			15,000	16,125

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			360,000	410,400

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			215,000	263,424

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			340,000	339,034

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			195,000	215,719

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 10 1/4s, 2015			10,000	10,275

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			210,000	223,650

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			275,000	298,375

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			336,000	408,440

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			130,000	146,524

				11,654,443
Transportation (0.3%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			340,000	350,200

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			290,000	300,150

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			240,000	274,382

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			155,000	183,952

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			685,000	701,786

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			386,006	438,117

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019			430,244	432,395

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			360,000	390,600

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014			115,000	123,997

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			128,574	134,199

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			305,000	184,525

				3,514,303
Utilities and power (1.4%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013			412,000	424,706

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			520,000	591,500

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			330,000	367,125

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			145,000	166,118

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			80,000	82,547

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			45,000	59,976

Beaver Valley Funding Corp. sr. bonds 9s, 2017			87,000	89,993

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			404,000	454,258

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			203,500	214,438

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			230,000	251,275

Calpine Corp. 144A sr. notes 7 1/4s, 2017			595,000	639,625

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			50,000	55,066

Commonwealth Edison Co. 1st mtge. 5.9s, 2036			133,000	172,490

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			275,000	293,094

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			350,000	378,000

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.761s, 2066			823,000	737,822

Dominion Resources, Inc. unsub. notes 5.7s, 2012			535,000	540,473

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			580,000	593,572

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			415,000	278,050

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			80,000	45,000

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			35,000	21,350

Edison Mission Energy sr. unsec. notes 7.2s, 2019			400,000	223,000

Edison Mission Energy sr. unsec. notes 7s, 2017			5,000	2,800

El Paso Corp. sr. unsec. notes 7s, 2017			700,000	794,049

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			215,000	241,735

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)			120,000	142,119

Electricite de France SA (EDF) 144A notes 6 1/2s, 2019 (France)			375,000	441,368

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			100,000	106,750

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			265,000	274,275

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			159,000	172,913

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			305,000	334,738

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			185,000	197,502

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			155,000	166,115

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			490,000	487,898

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			400,000	390,000

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	64,269

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			230,000	249,838

ITC Holdings Corp. 144A notes 5 7/8s, 2016			260,000	298,765

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			305,000	353,889

Kansas Gas and Electric Co. bonds 5.647s, 2021			65,958	72,146

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			410,000	492,257

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			152,000	190,189

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029			400,000	526,463

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019			265,000	339,003

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			95,000	100,700

NRG Energy, Inc. company guaranty 7 3/8s, 2017			110,000	114,400

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	742,350

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			155,000	173,031

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			255,000	321,348

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016			456,000	518,238

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			655,000	659,831

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			185,000	208,625

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			160,000	201,866

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			629,000	632,145

Spectra Energy Capital, LLC sr. notes 8s, 2019			250,000	316,635

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	11,355

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			185,000	62,900

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			506,166	93,008

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			130,000	88,725

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			180,000	185,355

Union Electric Co. sr. notes 6.4s, 2017			320,000	383,948

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			75,000	87,946

				17,920,965

Total corporate bonds and notes (cost $217,422,092)				$230,713,783

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)

Government National Mortgage Association Pass-Through Certificates 4 1/2s, TBA, July 1, 2042			$26,000,000	$28,427,344

				28,427,344
U.S. Government Agency Mortgage Obligations (9.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, July 1, 2042			1,000,000	1,048,828

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, July 1, 2042			42,000,000	45,809,530
4s, TBA, July 1, 2042			48,000,000	51,086,251
4s, TBA, July 1, 2027			17,000,000	18,081,095
3 1/2s, TBA, July 1, 2042			1,000,000	1,050,938

				117,076,642

Total U.S. government and agency mortgage obligations (cost $145,276,836)				$145,503,986

MORTGAGE-BACKED SECURITIES (3.2%)(a)
			Principal amount	Value

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			$1,101,511	$134,247

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.805s, 2049			899,000	920,637
Ser. 07-2, Class A2, 5.634s, 2049			476,177	492,609
Ser. 07-1, Class XW, IO, 0.466s, 2049			9,947,196	94,906

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.039s, 2042			5,849,831	71,696
Ser. 04-5, Class XC, IO, 0.878s, 2041			6,041,500	89,402
Ser. 02-PB2, Class XC, IO, 0.692s, 2035			1,606,221	1,184
Ser. 07-5, Class XW, IO, 0.58s, 2051			19,051,635	276,896

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.799s, 2046			6,226,870	256,858
Ser. 09-RR7, Class 2A7, IO, 1.564s, 2047			16,116,585	670,450
Ser. 09-RR7, Class 2A1, IO, 0 3/4s, 2047			15,988,942	407,718
Ser. 09-RR7, Class 1A1, IO, 0 3/4s, 2046			19,332,703	492,984

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 04-PR3I, Class X1, IO, 1.156s, 2041			2,164,088	31,786

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.212s, 2038(F)			9,994,009	169,897

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			2,753,447	72,140
Ser. 07-AR5, Class 1X2, IO, 0 1/2s, 2047			1,675,418	35,686
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046			3,614,078	68,667
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			1,910,088	26,932

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			380,000	389,838

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.161s, 2049			63,771,098	887,694

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.571s, 2049			8,299,378	118,598
Ser. 07-CD4, Class XC, IO, 0.199s, 2049			46,908,377	365,885
Ser. 07-CD5, Class XS, IO, 0.096s, 2044			2,760,942	10,892

Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1, Class F, 6.23s, 2031			85,034	86,408

Commercial Mortgage Pass-Through Certificates 144A Ser. 06-C8, Class XS, IO, 0.198s, 2046			37,738,162	558,380

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.595s, 2035			654,550	387,821
FRB Ser. 05-36, Class 2A1A, 0.555s, 2035			1,873,100	974,012
FRB Ser. 07-OH1, Class A1D, 0.455s, 2047			5,394,089	2,858,867
FRB Ser. 06-OA12, Class A2, 0.454s, 2046			3,017,436	1,237,149
FRB Ser. 06-OA10, Class 4A1, 0.435s, 2046			1,757,150	975,218
FRB Ser. 07-OA3, Class 1A1, 0.385s, 2047			602,479	385,586

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.966s, 2039			474,892	477,311
Ser. 06-C5, Class AX, IO, 0.214s, 2039			15,770,303	219,207

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.258s, 2049(F)			44,967,704	269,779

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ, 5.1s, 2038(F)			164,000	163,963

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			398,798	425,118
Ser. 03-C3, Class AX, IO, 1.952s, 2038			8,454,189	70,128
Ser. 02-CP3, Class AX, IO, 1.168s, 2035			1,914,303	3,892

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.82s, 2037			361,692	589,011
IFB Ser. 2979, Class AS, 23.387s, 2034			53,623	73,096
IFB Ser. 3072, Class SM, 22.91s, 2035			179,873	281,196
IFB Ser. 3072, Class SB, 22.764s, 2035			184,325	286,984
IFB Ser. 3249, Class PS, 21.477s, 2036			258,715	389,452
IFB Ser. 2990, Class LB, 16.328s, 2034			362,685	505,303
IFB Ser. 3835, Class SC, IO, 6.408s, 2038			2,102,420	373,978
IFB Ser. 3708, Class SQ, IO, 6.308s, 2040			1,526,344	218,115
IFB Ser. 3934, Class SA, IO, 6.158s, 2041			3,597,620	620,661
Ser. 3747, Class HI, IO, 4 1/2s, 2037			105,900	11,246
Ser. 3751, Class MI, IO, 4s, 2034			3,038,160	114,296
Ser. 3391, PO, zero %, 2037			37,674	33,794
Ser. 3206, Class EO, PO, zero %, 2036			24,325	22,648
FRB Ser. 3326, Class YF, zero %, 2037			7,848	7,770
FRB Ser. 3117, Class AF, zero %, 2036			22,288	17,502
FRB Ser. 3326, Class WF, zero %, 2035			31,555	29,031
FRB Ser. 3036, Class AS, zero %, 2035			31,201	26,040

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.429s, 2036			179,079	322,094
IFB Ser. 05-45, Class DA, 23.521s, 2035			703,616	1,152,831
IFB Ser. 07-53, Class SP, 23.301s, 2037			265,929	422,552
IFB Ser. 05-75, Class GS, 19.514s, 2035			194,527	283,119
IFB Ser. 05-106, Class JC, 19.364s, 2035			109,638	176,895
IFB Ser. 05-83, Class QP, 16.756s, 2034			68,686	94,100
IFB Ser. 404, Class S13, IO, 6.155s, 2040			2,109,964	295,473
Ser. 07-14, Class KO, PO, zero %, 2037			127,703	117,370
Ser. 06-125, Class OX, PO, zero %, 2037			17,725	16,986
Ser. 06-84, Class OT, PO, zero %, 2036			18,445	17,399
Ser. 06-46, Class OC, PO, zero %, 2036			36,321	33,577
FRB Ser. 06-104, Class EK, zero %, 2036			1,187	1,178

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.081s, 2020(F)			854,977	18,470

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.513s, 2033			549,167	37

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.149s, 2049			59,898,121	356,633
Ser. 05-C3, Class XC, IO, 0.113s, 2045			176,850,265	898,868

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041			440,000	425,623
Ser. 05-C1, Class X1, IO, 0.299s, 2043			10,508,392	135,453

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			562	504

Government National Mortgage Association
IFB Ser. 10-85, Class SD, IO, 6.406s, 2038			116,942	18,809
IFB Ser. 10-120, Class SB, IO, 5.956s, 2035			227,386	22,563
IFB Ser. 10-20, Class SC, IO, 5.906s, 2040			74,207	12,215
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			102,893	17,752
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			3,022,283	429,013
Ser. 10-103, Class DI, IO, 4 1/2s, 2038(F)			2,117,115	282,309
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			4,634,999	405,655
Ser. 06-36, Class OD, PO, zero %, 2036			15,069	14,035
Ser. 99-31, Class MP, PO, zero %, 2029			24,173	22,666

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			1,889,084	71,407

Greenwich Capital Commercial Funding Corp. 144A Ser. 05-GG3, Class XC, IO, 0.917s, 2042			21,930,807	316,023

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			115,095	116,246

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030(F)			157,375	158,951
FRB Ser. 03-C1, Class J, 5.309s, 2040			424,000	425,908
Ser. 06-GG6, Class XC, IO, 0.151s, 2038			26,932,351	49,421

Harborview Mortgage Loan Trust
FRB Ser. 05-8, Class 1A2A, 0.573s, 2035			685,065	395,625
FRB Ser. 06-7, Class 2A1A, 0.443s, 2046			2,170,376	1,264,244

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.425s, 2037			651,857	348,743

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class A3, 6.179s, 2051			291,000	309,120
FRB Ser. 04-CB9, Class B, 5.852s, 2041			684,000	669,026
Ser. 06-LDP8, Class X, IO, 0.734s, 2045			14,013,873	254,506
Ser. 07-LDPX, Class X, IO, 0.494s, 2049			19,477,551	207,144

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 05-CB12, Class X1, IO, 0.144s, 2037			8,066,869	77,055
Ser. 06-LDP6, Class X1, IO, 0.092s, 2043			22,361,989	75,114

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			149,428	150,890
Ser. 99-C1, Class G, 6.41s, 2031			159,961	159,161
Ser. 98-C4, Class G, 5.6s, 2035			123,535	126,809
Ser. 98-C4, Class H, 5.6s, 2035			223,000	241,261

LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AJ, 5.323s, 2040			371,000	376,899
Ser. 06-C7, Class A2, 5.3s, 2038			489,361	489,361
Ser. 07-C2, Class XW, IO, 0.712s, 2040			3,745,409	75,552

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.842s, 2038			8,174,285	190,927
Ser. 05-C2, Class XCL, IO, 0.503s, 2040			17,843,664	136,308
Ser. 06-C7, Class XCL, IO, 0.332s, 2038			15,376,052	215,680
Ser. 05-C7, Class XCL, IO, 0.151s, 2040			24,312,837	148,551

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, zero %, 2047			1,698,771	48,840

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.529s, 2028(F)			23,885	549

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.041s, 2050			254,000	262,120
Ser. 05-MCP1, Class XC, IO, 0.248s, 2043			11,330,249	126,967

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 1.05s, 2039			7,431,991	105,334

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.301s, 2045			1,946,573	145,993
Ser. 05-C3, Class X, IO, 6.088s, 2044			543,351	40,751
Ser. 07-C5, Class X, IO, 5.186s, 2049			545,199	40,890

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.918s, 2041			637,591	641,174
FRB Ser. 07-HQ12, Class A2, 5.781s, 2049			774,813	788,372
Ser. 07-IQ14, Class A2, 5.61s, 2049			442,046	457,377

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C, 5.245s, 2041			430,000	432,320

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			384,000	384,273

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.853s, 2043			561,714	578,565

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.989s, 2012			42	—

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			127,000	131,534

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			3,724,674	137,440
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			1,305,310	28,064
FRB Ser. 06-AR8, Class A1A, 0.445s, 2036			1,428,032	745,254
Ser. 06-AR8, Class X, IO, 0.4s, 2036			5,668,641	75,960

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.62s, 2039(F)			546,000	559,484

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043			196,760	203,777
Ser. 06-C29, IO, 0.55s, 2048			65,491,148	1,034,760
Ser. 07-C34, IO, 0.544s, 2046			10,414,194	160,379

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class F, 5.382s, 2035			365,000	363,227
Ser. 05-C18, Class XC, IO, 0.513s, 2042			17,333,951	158,779
Ser. 06-C26, Class XC, IO, 0.091s, 2045			11,930,145	33,285
Ser. 06-C23, Class XC, IO, 0.081s, 2045			27,772,828	128,033

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036(F)			46,000	39,103

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-HY1, Class A3A, 0.475s, 2037			2,151,099	1,166,971

Total mortgage-backed securities (cost $35,805,338)				$40,844,250

PURCHASED OPTIONS OUTSTANDING (1.6%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		$7,685,794	$1,120,435

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,685,794	8

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		6,404,828	1,024,260

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		6,404,828	928,636

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		6,404,828	6

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		6,404,828	6

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		2,561,931	407,552

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		2,561,931	3

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		6,404,828	1,037,326

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		6,404,828	6

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		10,280,000	1,918,793

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		10,280,000	210,154

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		607,000	1,293

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		3,452,000	101,213

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		1,578,000	58,228

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		1,578,000	54,836

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		5,457,000	98,499

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		12,711,100	1,231,578

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		12,711,100	381

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		1,578,000	51,364

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		9,908,000	1,508,889

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		9,908,000	262,760

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		10,280,000	1,854,306

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		10,280,000	219,170

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		607,000	1,293

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		3,452,000	101,213

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		1,578,000	48,855

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		10,006,000	1,220,732

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		10,006,000	85,251

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		2,752,082	333,002

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		2,752,082	24,769

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		607,000	1,293

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		6,171,000	58,748

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		2,031,769	203,238

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		2,031,769	87,305

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		3,340,000	306,946

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		3,340,000	44,489

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		11,625,000	1,352,918

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		11,625,000	110,786

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		6,171,000	715,898

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		607,000	11,436

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		607,000	11,041

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		336,000	15,829

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		336,000	2,849

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		936,000	88,124

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		936,000	23,540

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		607,000	10,434

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		607,000	9,803

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		336,000	15,288

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		336,000	2,238

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		607,000	9,154

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		336,000	14,650

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		336,000	1,593

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		336,000	14,156

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		336,000	1,065

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		936,000	74,749

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		936,000	10,174

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		336,000	13,558

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		336,000	480

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		712,000	25,618

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		607,000	1,293

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		336,000	13,168

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		336,000	20

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		3,452,000	104,699

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		3,340,000	304,608

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		3,340,000	41,483

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11		6,630,000	49,990

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		6,171,000	712,812

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		6,171,000	54,181

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		6,013,837	976,286

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		6,013,837	6

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		6,403,144	1,010,096

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		6,403,144	6

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		607,000	1,293

Total purchased options outstanding (cost $15,649,207)				$20,412,158

INVESTMENT COMPANIES (1.4%)(a)
			Shares	Value

iShares Russell 2000 Growth Index Fund			4,220	$386,003

Market Vectors Gold Miners ETF			6,522	291,990

SPDR S&P 500 ETF Trust			129,213	17,607,856

Total investment Companies (cost $16,323,065)				$18,285,849

FOREIGN GOVERNMENT BONDS AND NOTES (0.9%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$115,000	$78,200

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			880,000	776,201

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,110,000	3,942,365

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			200,000	198,982

Indonesia (Republic of) 144A notes 5 1/4s, 2042			875,000	915,469

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			560,000	610,400

Poland (Government of) sr. unsec. bonds 5s, 2022			710,000	774,965

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024			790,000	855,175

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			175,000	146,125

Ukraine (Government of) 144A bonds 7 3/4s, 2020			325,000	294,450

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			2,400,000	2,358,000

Total foreign government bonds and notes (cost $11,959,247)				$10,950,332

COMMODITY LINKED NOTES (0.7%)(a)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$4,067,000	$4,260,589

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			4,067,000	4,264,996

Total commodity Linked Notes (cost $8,134,000)				$8,525,585

SENIOR LOANS (0.5%)(a)(c)
			Principal amount	Value

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			$215,000	$202,062

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			299,767	297,518

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 6 1/4s, 2017			70,538	70,097

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018			652,546	576,687

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017			350,765	346,819

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014			57,610	53,241

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017			200,000	198,094

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014			124,567	117,942

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.639s, 2014			118,112	107,187

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			68,621	68,450

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			162,989	160,188

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			203,227	200,750

EP Energy, LLC bank term loan FRN 6 1/2s, 2018			15,000	15,109

First Data Corp. bank term loan FRN 4.24s, 2018			647,458	593,537

First Data Corp. bank term loan FRN Ser. B3, 2.99s, 2014			68,903	65,985

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			173,875	158,468

Goodman Global, Inc. bank term loan FRN 9s, 2017			219,545	222,015

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			156,044	155,654

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			330,813	324,610

Intelsat SA bank term loan FRN 3.24s, 2014 (Luxembourg)			540,000	525,690

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			279,300	279,649

National Bedding Company, LLC bank term loan FRN Ser. B, 4 3/8s, 2013			41,690	41,690

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			195,000	192,399

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			174,125	174,691

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			297,750	295,570

SRAM Corp. bank term loan FRN 8 1/2s, 2018			75,000	74,813

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.741s, 2017			933,336	556,591

Univision Communications, Inc. bank term loan FRN 4.489s, 2017			120,292	113,224

West Corp. bank term loan FRN Ser. B2, 2.653s, 2013			24,755	24,662

West Corp. bank term loan FRN Ser. B5, 4.489s, 2016			59,891	59,397

Total senior loans (cost $6,564,320)				$6,272,789

ASSET-BACKED SECURITIES (0.3%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-HE7, Class 2A2, 0.405s, 2036			$1,920,948	$1,037,312

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-FF1, Class A2B, 0.335s, 2038			3,046,601	1,454,752

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.992s, 2032			75,783	31,829

Merrill Lynch First Franklin Mortgage Loan Trust FRB Ser. 07-3, Class A2B, 0 3/8s, 2037			1,109,912	651,518

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			388,592	38,859

Total asset-backed securities (cost $3,289,724)				$3,214,270

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			499	$444,562

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			15,485	372,414

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			131	86,692

Total preferred stocks (cost $769,806)				$903,668

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.(R)			7,508	$143,018

General Motors Co. Ser. B, $2.375 cv. pfd.			5,621	186,561

Lehman Brothers Holdings, Inc. 7.25% cv. pfd. (Escrow)(F)			912	9

Lucent Technologies Capital Trust I 7.75% cv. pfd.			218	144,970

United Technologies Corp. 3.75% cv. pfd.(NON)			2,600	136,994

Total convertible preferred stocks (cost $762,555)				$611,552

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$125,000	$114,844

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			39,000	54,210

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			274,000	238,038

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			60,000	62,700

Total convertible bonds and notes (cost $441,142)				$469,792

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$105,000	$110,644
4.071s, 1/1/14			315,000	325,534

Total municipal bonds and notes (cost $420,000)				$436,178

U.S. TREASURY OBLIGATIONS (—%)(a)(i)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 1.125%, January 15, 2021			$194,526	$225,142

U.S. Treasury Notes 0.500%, November 15, 2013			169,000	169,581

Total U.S. treasury Obligations (cost $394,723)				$394,723

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$981

Hartalega Holdings Bhd (Malaysia)	5/29/15	MYR 4.14	4,020	—

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	50,760	12,182

Total warrants (cost $10,263)				$13,163

SHORT-TERM INVESTMENTS (31.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)			2,211,100	$2,211,100

Putnam Money Market Liquidity Fund 0.12%(e)			287,465,697	287,465,697

SSgA Prime Money Market Fund 0.09%(P)			5,222,781	5,222,781

Straight-A Funding, LLC commercial paper with effective yields ranging from 0.177% to 0.182%, September 10, 2012			$1,100,000	1,099,577

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, August 10, 2012			9,000,000	8,998,200

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, July 13, 2012			22,250,000	22,248,665

Straight-A Funding, LLC commercial paper with effective yields ranging from 0.174% to 0.178%, July 11, 2012			5,000,000	4,999,750

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.105%, November 15, 2012(SEG)(SEGSF)			42,542,000	42,523,920

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.094%, August 23, 2012(SEG)(SEGSF)			14,703,000	14,700,951

U.S. Treasury Bills with effective yields ranging from 0.087% to 0.105%, July 26, 2012			1,303,000	1,302,913

U.S Treasury Bills with an effective yield of zero % July 26, 2012(i)			1,149,000	1,149,000

Total short-term investments (cost $391,924,258)				$391,922,554

TOTAL INVESTMENTS

Total investments (cost $1,358,571,760)(b)				$1,430,364,163

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $1,072,028,250) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	7/18/12	$8,215,408	$7,809,915	$(405,493)
	Canadian Dollar	Sell	7/18/12	19,834	19,422	(412)
	Euro	Sell	7/18/12	101,505	100,158	(1,347)
	Swedish Krona	Buy	7/18/12	559,029	536,845	22,184
Barclays Bank PLC
	Australian Dollar	Buy	7/18/12	5,961,797	5,845,775	116,022
	Australian Dollar	Sell	7/18/12	5,961,797	5,715,253	(246,544)
	Australian Dollar	Buy	8/16/12	1,575,703	1,548,265	27,438
	Brazilian Real	Buy	7/18/12	635,588	621,326	14,262
	Brazilian Real	Sell	7/18/12	635,588	622,877	(12,711)
	Brazilian Real	Sell	8/16/12	157,931	157,597	(334)
	British Pound	Buy	7/18/12	3,148,473	3,106,935	41,538
	British Pound	Sell	7/18/12	3,148,473	3,121,574	(26,899)
	British Pound	Buy	8/16/12	2,290,394	2,269,473	20,921
	Canadian Dollar	Buy	7/18/12	3,141,785	3,093,917	47,868
	Canadian Dollar	Sell	7/18/12	3,141,785	3,094,101	(47,684)
	Canadian Dollar	Sell	8/16/12	877,158	866,484	(10,674)
	Chilean Peso	Buy	7/18/12	1,413,481	1,396,192	17,289
	Chilean Peso	Sell	7/18/12	1,413,481	1,388,570	(24,911)
	Chilean Peso	Buy	8/16/12	587,617	587,597	20
	Czech Koruna	Buy	7/18/12	2,306,165	2,290,924	15,241
	Czech Koruna	Sell	7/18/12	2,306,165	2,250,442	(55,723)
	Czech Koruna	Sell	8/16/12	1,488,172	1,491,906	3,734
	Euro	Buy	7/18/12	11,462,478	11,296,547	165,931
	Euro	Sell	7/18/12	11,462,478	11,318,402	(144,076)
	Euro	Buy	8/16/12	5,144,072	5,054,501	89,571
	Hungarian Forint	Buy	7/18/12	503,943	480,814	23,129
	Hungarian Forint	Sell	7/18/12	503,943	457,015	(46,928)
	Indian Rupee	Sell	7/18/12	226,444	221,507	(4,937)
	Japanese Yen	Buy	7/18/12	4,020,130	4,108,474	(88,344)
	Japanese Yen	Sell	7/18/12	4,020,130	4,068,902	48,772
	Japanese Yen	Buy	8/16/12	2,510,916	2,528,452	(17,536)
	Malaysian Ringgit	Sell	7/18/12	465,404	461,937	(3,467)
	Mexican Peso	Buy	7/18/12	814,721	808,233	6,488
	Mexican Peso	Sell	7/18/12	814,721	770,734	(43,987)
	Mexican Peso	Sell	8/16/12	488,726	489,731	1,005
	New Zealand Dollar	Sell	7/18/12	653,323	623,714	(29,609)
	Norwegian Krone	Buy	7/18/12	1,595,606	1,573,857	21,749
	Norwegian Krone	Sell	7/18/12	1,595,606	1,551,207	(44,399)
	Norwegian Krone	Sell	8/16/12	1,248,579	1,249,055	476
	Singapore Dollar	Sell	7/18/12	359,423	353,979	(5,444)
	South African Rand	Buy	7/18/12	1,013,645	994,308	19,337
	South African Rand	Sell	7/18/12	1,013,645	957,289	(56,356)
	South Korean Won	Buy	7/18/12	481,082	476,727	4,355
	Swedish Krona	Buy	7/18/12	1,684,961	1,662,906	22,055
	Swedish Krona	Sell	7/18/12	1,684,961	1,651,196	(33,765)
	Swedish Krona	Buy	8/16/12	1,683,169	1,649,701	33,468
	Taiwan Dollar	Buy	7/18/12	39,030	43,911	(4,881)
	Turkish Lira	Buy	7/18/12	1,240,421	1,228,594	11,827
	Turkish Lira	Sell	7/18/12	1,240,421	1,238,135	(2,286)
	Turkish Lira	Buy	8/16/12	348,756	350,176	(1,420)
Citibank, N.A.
	Australian Dollar	Buy	7/18/12	2,129,739	2,089,694	40,045
	Australian Dollar	Sell	7/18/12	2,129,739	2,038,102	(91,637)
	Australian Dollar	Buy	8/16/12	494,656	485,683	8,973
	Brazilian Real	Buy	7/18/12	3,423,203	3,414,321	8,882
	Brazilian Real	Sell	7/18/12	3,423,203	3,382,261	(40,942)
	Brazilian Real	Sell	8/16/12	2,745,032	2,745,989	957
	British Pound	Buy	7/18/12	36,020	35,338	682
	British Pound	Sell	7/18/12	36,020	35,682	(338)
	British Pound	Buy	8/16/12	36,017	35,680	337
	Canadian Dollar	Buy	7/18/12	1,605,210	1,572,422	32,788
	Canadian Dollar	Sell	7/18/12	1,605,210	1,587,602	(17,608)
	Czech Koruna	Buy	7/18/12	1,160,838	1,149,191	11,647
	Czech Koruna	Sell	7/18/12	1,160,838	1,143,238	(17,600)
	Czech Koruna	Sell	8/16/12	678,248	680,772	2,524
	Danish Krone	Buy	7/18/12	853,322	844,205	9,117
	Euro	Buy	7/18/12	3,408,646	3,354,715	53,931
	Euro	Sell	7/18/12	3,408,646	3,394,990	(13,656)
	Euro	Sell	8/16/12	1,782,506	1,750,735	(31,771)
	Japanese Yen	Buy	7/18/12	203,454	207,671	(4,217)
	Japanese Yen	Sell	7/18/12	203,454	204,884	1,430
	Japanese Yen	Buy	8/16/12	203,535	204,982	(1,447)
	Mexican Peso	Buy	7/18/12	494,846	485,714	9,132
	Mexican Peso	Sell	7/18/12	494,846	472,167	(22,679)
	Mexican Peso	Sell	8/16/12	333,285	334,188	903
	Polish Zloty	Buy	7/18/12	479	452	27
	Polish Zloty	Sell	7/18/12	479	480	1
	Polish Zloty	Buy	8/16/12	478	479	(1)
	Singapore Dollar	Sell	7/18/12	608,800	604,042	(4,758)
	South African Rand	Buy	7/18/12	979,117	967,845	11,272
	South African Rand	Sell	7/18/12	979,117	923,818	(55,299)
	South Korean Won	Buy	7/18/12	428,465	422,730	5,735
	Swiss Franc	Buy	7/18/12	1,242,167	1,219,452	22,715
	Swiss Franc	Sell	7/18/12	1,242,167	1,226,431	(15,736)
	Swiss Franc	Sell	8/16/12	1,243,051	1,220,512	(22,539)
	Taiwan Dollar	Sell	7/18/12	470,533	469,779	(754)
	Turkish Lira	Buy	7/18/12	764,230	743,036	21,194
	Turkish Lira	Sell	7/18/12	764,230	748,407	(15,823)
	Turkish Lira	Buy	8/16/12	283,813	285,439	(1,626)
Credit Suisse AG
	Australian Dollar	Buy	7/18/12	16,675,391	16,346,199	329,192
	Australian Dollar	Sell	7/18/12	16,675,391	15,844,386	(831,005)
	Australian Dollar	Sell	8/16/12	12,195,058	11,971,698	(223,360)
	Brazilian Real	Buy	7/18/12	865,665	844,603	21,062
	Brazilian Real	Sell	7/18/12	865,665	855,952	(9,713)
	Brazilian Real	Buy	8/16/12	395,320	394,115	1,205
	British Pound	Buy	7/18/12	10,333,238	10,156,448	176,790
	British Pound	Sell	7/18/12	10,333,238	10,240,995	(92,243)
	British Pound	Buy	8/16/12	6,984,402	6,918,507	65,895
	Canadian Dollar	Buy	7/18/12	2,108,728	2,081,696	27,032
	Canadian Dollar	Sell	7/18/12	2,108,728	2,083,842	(24,886)
	Canadian Dollar	Sell	8/16/12	3,189,425	3,163,259	(26,166)
	Chilean Peso	Buy	7/18/12	2,342,288	2,315,141	27,147
	Chilean Peso	Sell	7/18/12	2,342,288	2,302,339	(39,949)
	Chilean Peso	Buy	8/16/12	164,663	166,928	(2,265)
	Czech Koruna	Buy	7/18/12	1,382,244	1,370,078	12,166
	Czech Koruna	Sell	7/18/12	1,382,244	1,358,779	(23,465)
	Czech Koruna	Sell	8/16/12	899,635	901,610	1,975
	Euro	Buy	7/18/12	14,650,522	14,431,392	219,130
	Euro	Sell	7/18/12	14,650,522	14,478,084	(172,438)
	Euro	Buy	8/16/12	5,330,172	5,238,919	91,253
	Hungarian Forint	Buy	7/18/12	975,564	941,713	33,851
	Hungarian Forint	Sell	7/18/12	975,564	929,160	(46,404)
	Hungarian Forint	Buy	8/16/12	437,364	438,949	(1,585)
	Japanese Yen	Buy	7/18/12	5,546,400	5,582,577	(36,177)
	Japanese Yen	Sell	7/18/12	5,546,400	5,661,063	114,663
	Japanese Yen	Sell	8/16/12	5,548,610	5,585,109	36,499
	Mexican Peso	Buy	7/18/12	1,049,374	990,955	58,419
	Mexican Peso	Sell	7/18/12	1,049,374	1,007,141	(42,233)
	Mexican Peso	Buy	8/16/12	39,025	39,136	(111)
	New Zealand Dollar	Sell	7/18/12	937,043	904,610	(32,433)
	Norwegian Krone	Buy	7/18/12	4,105,216	4,036,545	68,671
	Norwegian Krone	Sell	7/18/12	4,105,216	4,008,640	(96,576)
	Norwegian Krone	Sell	8/16/12	2,515,856	2,468,765	(47,091)
	Philippines Peso	Buy	7/18/12	481,451	468,936	12,515
	Polish Zloty	Buy	7/18/12	871,171	869,257	1,914
	Polish Zloty	Sell	7/18/12	871,171	849,341	(21,830)
	Polish Zloty	Sell	8/16/12	412,980	410,987	(1,993)
	Singapore Dollar	Buy	7/18/12	27,393	28,790	(1,397)
	South African Rand	Buy	7/18/12	960,663	950,092	10,571
	South African Rand	Sell	7/18/12	960,663	921,228	(39,435)
	South Korean Won	Buy	7/18/12	469,778	464,409	5,369
	Swedish Krona	Buy	7/18/12	3,204,274	3,137,759	66,515
	Swedish Krona	Sell	7/18/12	3,204,274	3,108,519	(95,755)
	Swedish Krona	Buy	8/16/12	1,590,077	1,558,147	31,930
	Swiss Franc	Buy	7/18/12	2,344,477	2,308,388	36,089
	Swiss Franc	Sell	7/18/12	2,344,477	2,300,176	(44,301)
	Swiss Franc	Buy	8/16/12	2,346,146	2,302,175	43,971
	Taiwan Dollar	Sell	7/18/12	69,892	68,596	(1,296)
	Turkish Lira	Buy	7/18/12	2,634,889	2,593,599	41,290
	Turkish Lira	Sell	7/18/12	2,634,889	2,588,890	(45,999)
	Turkish Lira	Buy	8/16/12	324,718	326,003	(1,285)
Deutsche Bank AG
	Australian Dollar	Buy	7/18/12	10,886,729	10,393,572	493,157
	Australian Dollar	Sell	7/18/12	10,886,729	10,668,410	(218,319)
	Australian Dollar	Buy	8/16/12	10,857,254	10,640,289	216,965
	Brazilian Real	Buy	7/18/12	468,143	462,309	5,834
	Brazilian Real	Sell	7/18/12	468,143	459,642	(8,501)
	British Pound	Buy	7/18/12	922,742	914,328	8,414
	British Pound	Sell	7/18/12	922,742	915,592	(7,150)
	British Pound	Sell	8/16/12	922,672	914,269	(8,403)
	Canadian Dollar	Buy	7/18/12	3,141,785	3,104,099	37,686
	Canadian Dollar	Sell	7/18/12	3,141,785	3,094,429	(47,356)
	Canadian Dollar	Sell	8/16/12	3,700,961	3,650,262	(50,699)
	Czech Koruna	Buy	7/18/12	1,375,372	1,363,740	11,632
	Czech Koruna	Sell	7/18/12	1,375,372	1,349,249	(26,123)
	Czech Koruna	Sell	8/16/12	892,763	895,346	2,583
	Euro	Buy	7/18/12	9,148,365	8,990,110	158,255
	Euro	Sell	7/18/12	9,148,365	9,061,320	(87,045)
	Euro	Sell	8/16/12	9,150,785	8,992,445	(158,340)
	Mexican Peso	Buy	7/18/12	527,513	524,018	3,495
	Mexican Peso	Sell	7/18/12	527,513	505,130	(22,383)
	Mexican Peso	Sell	8/16/12	411,498	411,841	343
	Polish Zloty	Buy	7/18/12	497,423	495,735	1,688
	Polish Zloty	Sell	7/18/12	497,423	461,335	(36,088)
	Polish Zloty	Sell	8/16/12	372,079	371,453	(626)
	Singapore Dollar	Sell	7/18/12	129,622	129,232	(390)
	South Korean Won	Buy	7/18/12	479,844	466,110	13,734
	South Korean Won	Sell	7/18/12	479,844	463,447	(16,397)
	South Korean Won	Buy	8/16/12	371,013	372,734	(1,721)
	Swedish Krona	Buy	7/18/12	1,582,538	1,556,903	25,635
	Swedish Krona	Sell	7/18/12	1,582,538	1,547,963	(34,575)
	Swedish Krona	Buy	8/16/12	617,666	604,634	13,032
	Turkish Lira	Buy	7/18/12	1,232,818	1,212,171	20,647
	Turkish Lira	Sell	7/18/12	1,232,818	1,215,893	(16,925)
	Turkish Lira	Buy	8/16/12	749,588	750,267	(679)
Goldman Sachs International
	Australian Dollar	Buy	7/18/12	6,390,955	6,283,454	107,501
	Australian Dollar	Sell	7/18/12	6,390,955	6,133,094	(257,861)
	Australian Dollar	Buy	8/16/12	2,016,745	1,979,490	37,255
	British Pound	Buy	7/18/12	550,795	545,803	4,992
	British Pound	Sell	7/18/12	550,795	540,524	(10,271)
	British Pound	Sell	8/16/12	550,753	545,765	(4,988)
	Canadian Dollar	Buy	7/18/12	1,574,084	1,557,497	16,587
	Canadian Dollar	Sell	7/18/12	1,574,084	1,562,460	(11,624)
	Canadian Dollar	Sell	8/16/12	880,494	869,342	(11,152)
	Chilean Peso	Buy	7/18/12	937,200	924,059	13,141
	Chilean Peso	Sell	7/18/12	937,200	937,405	205
	Chilean Peso	Buy	8/16/12	467,646	467,956	(310)
	Czech Koruna	Buy	7/18/12	905,341	909,283	(3,942)
	Czech Koruna	Sell	7/18/12	905,341	890,950	(14,391)
	Czech Koruna	Sell	8/16/12	905,263	909,147	3,884
	Euro	Buy	7/18/12	3,644,564	3,586,088	58,476
	Euro	Sell	7/18/12	3,644,564	3,624,084	(20,480)
	Euro	Sell	8/16/12	2,681,607	2,634,681	(46,926)
	Japanese Yen	Buy	7/18/12	1,696,444	1,731,762	(35,318)
	Japanese Yen	Sell	7/18/12	1,696,444	1,710,456	14,012
	Japanese Yen	Buy	8/16/12	154,740	155,821	(1,081)
	Singapore Dollar	Sell	7/18/12	739,606	733,515	(6,091)
	South Korean Won	Buy	7/18/12	220,363	223,593	(3,230)
	Swedish Krona	Buy	7/18/12	1,637,860	1,595,335	42,525
	Swedish Krona	Sell	7/18/12	1,637,860	1,573,486	(64,374)
	Turkish Lira	Buy	7/18/12	1,235,573	1,212,003	23,570
	Turkish Lira	Sell	7/18/12	1,235,573	1,221,686	(13,887)
	Turkish Lira	Buy	8/16/12	752,326	756,136	(3,810)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/12	1,583,793	1,544,415	39,378
	Australian Dollar	Sell	7/18/12	1,583,793	1,551,117	(32,676)
	Australian Dollar	Buy	8/16/12	1,238,964	1,240,970	(2,006)
	British Pound	Buy	7/18/12	1,581,073	1,581,669	(596)
	British Pound	Sell	7/18/12	1,581,073	1,555,326	(25,747)
	British Pound	Sell	8/16/12	12,943	12,827	(116)
	Canadian Dollar	Buy	7/18/12	1,287,565	1,271,096	16,469
	Canadian Dollar	Sell	7/18/12	1,287,565	1,277,249	(10,316)
	Canadian Dollar	Sell	8/16/12	1,249,943	1,234,350	(15,593)
	Czech Koruna	Buy	7/18/12	2,243,410	2,223,228	20,182
	Czech Koruna	Sell	7/18/12	2,243,410	2,183,727	(59,683)
	Czech Koruna	Sell	8/16/12	1,414,664	1,418,580	3,916
	Euro	Buy	7/18/12	10,383,133	10,212,435	170,698
	Euro	Sell	7/18/12	10,383,133	10,292,353	(90,780)
	Euro	Sell	8/16/12	5,425,121	5,332,199	(92,922)
	Indian Rupee	Sell	7/18/12	456,354	454,945	(1,409)
	Japanese Yen	Buy	7/18/12	1,123,971	1,126,599	(2,628)
	Japanese Yen	Sell	7/18/12	1,123,971	1,131,302	7,331
	Japanese Yen	Buy	8/16/12	1,124,419	1,131,887	(7,468)
	New Zealand Dollar	Sell	7/18/12	1,145,594	1,094,650	(50,944)
	Norwegian Krone	Buy	7/18/12	1,595,606	1,565,973	29,633
	Norwegian Krone	Sell	7/18/12	1,595,606	1,545,612	(49,994)
	Norwegian Krone	Sell	8/16/12	1,379,780	1,352,684	(27,096)
	Singapore Dollar	Buy	7/18/12	474,520	470,849	3,671
	South Korean Won	Buy	7/18/12	295,259	292,708	2,551
	Turkish Lira	Buy	7/18/12	1,028,744	1,015,518	13,226
	Turkish Lira	Sell	7/18/12	1,028,744	1,027,063	(1,681)
	Turkish Lira	Buy	8/16/12	1,022,449	1,021,668	781
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	7/18/12	1,591,836	1,567,219	24,617
	Australian Dollar	Sell	7/18/12	1,591,836	1,559,541	(32,295)
	Australian Dollar	Buy	8/16/12	2,719,334	2,694,553	24,781
	Brazilian Real	Buy	7/18/12	387,844	382,451	5,393
	Brazilian Real	Sell	7/18/12	387,844	386,537	(1,307)
	Brazilian Real	Buy	8/16/12	385,696	384,634	1,062
	British Pound	Buy	7/18/12	8,999,866	8,860,655	139,211
	British Pound	Sell	7/18/12	8,999,866	8,918,332	(81,534)
	British Pound	Buy	8/16/12	8,984,777	8,903,452	81,325
	Canadian Dollar	Buy	7/18/12	3,466,696	3,421,382	45,314
	Canadian Dollar	Sell	7/18/12	3,466,696	3,426,506	(40,190)
	Canadian Dollar	Sell	8/16/12	3,207,087	3,167,387	(39,700)
	Chilean Peso	Buy	7/18/12	1,399,761	1,372,472	27,289
	Chilean Peso	Sell	7/18/12	1,399,761	1,375,140	(24,621)
	Chilean Peso	Buy	8/16/12	573,952	573,990	(38)
	Czech Koruna	Buy	7/18/12	1,099,883	1,103,023	(3,140)
	Czech Koruna	Sell	7/18/12	1,099,883	1,087,051	(12,832)
	Czech Koruna	Sell	8/16/12	1,099,787	1,102,859	3,072
	Euro	Buy	7/18/12	16,267,768	15,992,929	274,839
	Euro	Sell	7/18/12	16,267,768	16,069,860	(197,908)
	Euro	Sell	8/16/12	11,299,286	11,099,682	(199,604)
	Hong Kong Dollar	Sell	7/18/12	739,299	739,263	(36)
	Hungarian Forint	Buy	7/18/12	503,943	480,774	23,169
	Hungarian Forint	Sell	7/18/12	503,943	457,071	(46,872)
	Japanese Yen	Buy	7/18/12	6,439,404	6,575,938	(136,534)
	Japanese Yen	Sell	7/18/12	6,439,404	6,484,673	45,269
	Japanese Yen	Buy	8/16/12	6,441,969	6,487,698	(45,729)
	Mexican Peso	Buy	7/18/12	729,208	695,613	33,595
	Mexican Peso	Sell	7/18/12	729,208	711,517	(17,691)
	Mexican Peso	Buy	8/16/12	250,630	251,269	(639)
	New Zealand Dollar	Sell	7/18/12	1,029,083	984,187	(44,896)
	Norwegian Krone	Buy	7/18/12	1,595,606	1,573,721	21,885
	Norwegian Krone	Sell	7/18/12	1,595,606	1,551,526	(44,080)
	Norwegian Krone	Sell	8/16/12	1,272,077	1,245,140	(26,937)
	Polish Zloty	Buy	7/18/12	497,453	480,835	16,618
	Polish Zloty	Sell	7/18/12	497,453	461,389	(36,064)
	Singapore Dollar	Buy	7/18/12	691,689	680,623	11,066
	South African Rand	Sell	7/18/12	95,320	73,049	(22,271)
	South African Rand	Buy	8/16/12	404,660	403,462	1,198
	South Korean Won	Buy	7/18/12	480,235	475,095	5,140
	Swedish Krona	Buy	7/18/12	3,172,878	3,116,869	56,009
	Swedish Krona	Sell	7/18/12	3,172,878	3,081,991	(90,887)
	Swedish Krona	Buy	8/16/12	1,653,884	1,648,019	5,865
	Swiss Franc	Buy	7/18/12	12,753	12,591	162
	Swiss Franc	Sell	7/18/12	12,753	12,517	(236)
	Swiss Franc	Buy	8/16/12	12,762	12,528	234
	Taiwan Dollar	Sell	7/18/12	472,889	472,922	33
	Turkish Lira	Buy	7/18/12	1,711,598	1,687,918	23,680
	Turkish Lira	Sell	7/18/12	1,711,598	1,697,563	(14,035)
	Turkish Lira	Buy	8/16/12	1,225,439	1,229,345	(3,906)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/18/12	1,600,932	1,545,818	55,114
	Australian Dollar	Sell	7/18/12	1,600,932	1,568,770	(32,162)
	Australian Dollar	Buy	8/16/12	794,834	779,488	15,346
	Brazilian Real	Buy	7/18/12	820,453	809,242	11,211
	Brazilian Real	Sell	7/18/12	820,453	818,011	(2,442)
	Brazilian Real	Buy	8/16/12	815,909	813,703	2,206
	British Pound	Buy	7/18/12	7,270,430	7,207,474	62,956
	British Pound	Sell	7/18/12	7,270,430	7,135,276	(135,154)
	British Pound	Sell	8/16/12	5,700,616	5,646,579	(54,037)
	Canadian Dollar	Buy	7/18/12	38,589	37,825	764
	Canadian Dollar	Sell	7/18/12	38,589	38,128	(461)
	Chilean Peso	Buy	7/18/12	480,899	468,966	11,933
	Chilean Peso	Sell	7/18/12	480,899	480,887	(12)
	Chilean Peso	Buy	8/16/12	13,200	13,207	(7)
	Czech Koruna	Buy	7/18/12	1,160,803	1,148,453	12,350
	Czech Koruna	Sell	7/18/12	1,160,803	1,140,124	(20,679)
	Czech Koruna	Sell	8/16/12	678,213	679,921	1,708
	Euro	Buy	7/18/12	12,022,148	11,875,602	146,546
	Euro	Sell	7/18/12	12,022,148	11,953,216	(68,932)
	Euro	Buy	8/16/12	5,716,930	5,718,177	(1,247)
	Japanese Yen	Buy	7/18/12	2,256,811	2,294,650	(37,839)
	Japanese Yen	Sell	7/18/12	2,256,811	2,295,100	38,289
	Japanese Yen	Buy	8/16/12	478,086	482,379	(4,293)
	Mexican Peso	Buy	7/18/12	807,228	793,977	13,251
	Mexican Peso	Sell	7/18/12	807,228	762,945	(44,283)
	Mexican Peso	Sell	8/16/12	321,095	321,795	700
	New Zealand Dollar	Sell	7/18/12	472,919	452,066	(20,853)
	Norwegian Krone	Buy	7/18/12	1,595,606	1,573,765	21,841
	Norwegian Krone	Sell	7/18/12	1,595,606	1,556,414	(39,192)
	Norwegian Krone	Sell	8/16/12	3,088	3,026	(62)
	Polish Zloty	Buy	7/18/12	497,453	480,860	16,593
	Polish Zloty	Sell	7/18/12	497,453	461,414	(36,039)
	Singapore Dollar	Sell	7/18/12	479,966	473,226	(6,740)
	South African Rand	Buy	7/18/12	9,105	35,798	(26,693)
	South Korean Won	Buy	7/18/12	693,896	688,931	4,965
	Swedish Krona	Buy	7/18/12	1,632,254	1,589,943	42,311
	Swedish Krona	Sell	7/18/12	1,632,254	1,558,947	(73,307)
	Swiss Franc	Buy	7/18/12	3,665,794	3,618,677	47,117
	Swiss Franc	Sell	7/18/12	3,665,794	3,596,898	(68,896)
	Swiss Franc	Buy	8/16/12	3,668,403	3,599,988	68,415
	Taiwan Dollar	Sell	7/18/12	467,946	467,369	(577)
	Turkish Lira	Buy	7/18/12	957,505	941,396	16,109
	Turkish Lira	Sell	7/18/12	957,505	958,260	755
	Turkish Lira	Buy	8/16/12	951,647	952,953	(1,306)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/12	4,462,354	4,365,117	97,237
	Australian Dollar	Sell	7/18/12	4,462,354	4,328,519	(133,835)
	Australian Dollar	Buy	8/16/12	2,822,281	2,770,838	51,443
	Brazilian Real	Buy	7/18/12	472,113	464,162	7,951
	Brazilian Real	Sell	7/18/12	472,113	465,016	(7,097)
	Brazilian Real	Buy	8/16/12	214,539	214,455	84
	British Pound	Buy	7/18/12	1,553,721	1,547,398	6,323
	British Pound	Sell	7/18/12	1,553,721	1,539,739	(13,982)
	British Pound	Buy	8/16/12	311,785	296,048	15,737
	Canadian Dollar	Buy	7/18/12	1,575,262	1,565,057	10,205
	Canadian Dollar	Sell	7/18/12	1,575,262	1,557,966	(17,296)
	Canadian Dollar	Sell	8/16/12	3,533	3,488	(45)
	Chilean Peso	Buy	7/18/12	928,357	923,400	4,957
	Chilean Peso	Sell	7/18/12	928,357	927,770	(587)
	Chilean Peso	Buy	8/16/12	458,839	459,416	(577)
	Czech Koruna	Buy	7/18/12	1,849,741	1,839,344	10,397
	Czech Koruna	Sell	7/18/12	1,849,741	1,814,591	(35,150)
	Czech Koruna	Sell	8/16/12	1,367,091	1,370,773	3,682
	Euro	Buy	7/18/12	10,220,497	10,077,777	142,720
	Euro	Sell	7/18/12	10,220,497	10,144,561	(75,936)
	Euro	Sell	8/16/12	5,613,626	5,512,398	(101,228)
	Hungarian Forint	Buy	7/18/12	931,792	863,944	67,848
	Hungarian Forint	Sell	7/18/12	931,792	886,767	(45,025)
	Hungarian Forint	Buy	8/16/12	426,153	428,114	(1,961)
	Japanese Yen	Buy	7/18/12	6,216,042	6,283,006	(66,964)
	Japanese Yen	Sell	7/18/12	6,216,042	6,275,694	59,652
	Japanese Yen	Buy	8/16/12	3,137,417	3,159,011	(21,594)
	Mexican Peso	Buy	7/18/12	490,213	480,904	9,309
	Mexican Peso	Sell	7/18/12	490,213	467,762	(22,451)
	Mexican Peso	Sell	8/16/12	330,627	331,396	769
	New Zealand Dollar	Sell	7/18/12	949,837	921,952	(27,885)
	Norwegian Krone	Buy	7/18/12	3,172,815	3,115,423	57,392
	Norwegian Krone	Sell	7/18/12	3,172,815	3,082,350	(90,465)
	Norwegian Krone	Sell	8/16/12	1,584,830	1,554,193	(30,637)
	Polish Zloty	Buy	7/18/12	107,556	104,860	2,696
	Polish Zloty	Sell	7/18/12	107,556	101,418	(6,138)
	Singapore Dollar	Buy	7/18/12	10,815	13,948	(3,133)
	South African Rand	Buy	7/18/12	502,001	512,057	(10,056)
	South Korean Won	Buy	7/18/12	699,790	696,958	2,832
	Swedish Krona	Buy	7/18/12	3,192,195	3,160,324	31,871
	Swedish Krona	Sell	7/18/12	3,192,195	3,115,163	(77,032)
	Swedish Krona	Buy	8/16/12	4,446,113	4,359,006	87,107
	Swiss Franc	Buy	7/18/12	13,596	13,426	170
	Swiss Franc	Sell	7/18/12	13,596	13,344	(252)
	Swiss Franc	Buy	8/16/12	13,605	13,356	249
	Taiwan Dollar	Sell	7/18/12	327,614	324,217	(3,397)
	Thai Baht	Buy	7/18/12	468,193	472,486	(4,293)
	Thai Baht	Buy	8/16/12	188,543	187,845	698
	Turkish Lira	Buy	7/18/12	637,235	634,709	2,526
	Turkish Lira	Sell	7/18/12	637,235	640,421	3,186
	Turkish Lira	Buy	8/16/12	633,336	636,894	(3,558)
UBS AG
	Australian Dollar	Buy	7/18/12	8,150,610	7,876,311	274,299
	Australian Dollar	Sell	7/18/12	8,150,610	7,988,731	(161,879)
	Australian Dollar	Buy	8/16/12	6,550,395	6,430,613	119,782
	Brazilian Real	Buy	7/18/12	167,545	165,482	2,063
	Brazilian Real	Sell	7/18/12	167,545	166,832	(713)
	Brazilian Real	Buy	8/16/12	161,336	160,904	432
	British Pound	Buy	7/18/12	1,558,576	1,530,566	28,010
	British Pound	Sell	7/18/12	1,558,576	1,539,346	(19,230)
	British Pound	Buy	8/16/12	1,050,769	1,041,231	9,538
	Canadian Dollar	Buy	7/18/12	3,275,814	3,243,908	31,906
	Canadian Dollar	Sell	7/18/12	3,275,814	3,232,413	(43,401)
	Canadian Dollar	Sell	8/16/12	2,608,120	2,589,071	(19,049)
	Czech Koruna	Buy	7/18/12	1,406,228	1,394,695	11,533
	Czech Koruna	Sell	7/18/12	1,406,228	1,381,337	(24,891)
	Czech Koruna	Sell	8/16/12	923,617	926,252	2,635
	Euro	Buy	7/18/12	18,623,141	18,345,061	278,080
	Euro	Sell	7/18/12	18,623,141	18,367,178	(255,963)
	Euro	Buy	8/16/12	4,099,002	4,027,214	71,788
	Hungarian Forint	Buy	7/18/12	946,125	906,066	40,059
	Hungarian Forint	Sell	7/18/12	946,125	901,143	(44,982)
	Hungarian Forint	Buy	8/16/12	440,430	442,596	(2,166)
	Indian Rupee	Sell	7/18/12	456,354	456,856	502
	Japanese Yen	Buy	7/18/12	8,743,169	8,830,393	(87,224)
	Japanese Yen	Sell	7/18/12	8,743,169	8,923,383	180,214
	Japanese Yen	Sell	8/16/12	5,675,695	5,715,824	40,129
	Mexican Peso	Buy	7/18/12	986,751	968,742	18,009
	Mexican Peso	Sell	7/18/12	986,751	932,968	(53,783)
	Mexican Peso	Sell	8/16/12	422,329	422,924	595
	New Zealand Dollar	Sell	7/18/12	482,275	460,666	(21,609)
	Norwegian Krone	Buy	7/18/12	11,135,995	10,864,799	271,196
	Norwegian Krone	Sell	7/18/12	11,135,995	10,908,866	(227,129)
	Norwegian Krone	Buy	8/16/12	9,325,295	9,145,025	180,270
	Philippines Peso	Buy	7/18/12	481,451	469,532	11,919
	Polish Zloty	Buy	7/18/12	496,464	483,052	13,412
	Polish Zloty	Sell	7/18/12	496,464	468,458	(28,006)
	Singapore Dollar	Sell	7/18/12	600,195	596,026	(4,169)
	South African Rand	Buy	7/18/12	483,597	463,944	19,653
	South African Rand	Sell	7/18/12	483,597	472,073	(11,524)
	South Korean Won	Buy	7/18/12	2,242	2,098	144
	Swedish Krona	Buy	7/18/12	2,517,408	2,436,410	80,998
	Swedish Krona	Sell	7/18/12	2,517,407	2,417,350	(100,057)
	Swiss Franc	Buy	7/18/12	36,255	35,583	672
	Swiss Franc	Sell	7/18/12	36,255	35,780	(475)
	Swiss Franc	Sell	8/16/12	36,281	35,608	(673)
	Taiwan Dollar	Sell	7/18/12	466,975	465,031	(1,944)
	Thai Baht	Buy	7/18/12	468,193	472,801	(4,608)
	Turkish Lira	Buy	7/18/12	769,409	755,729	13,680
	Turkish Lira	Sell	7/18/12	769,409	771,845	2,436
	Turkish Lira	Buy	8/16/12	764,702	767,514	(2,812)
Westpac Banking Corp.
	Australian Dollar	Buy	7/18/12	1,591,734	1,567,103	24,631
	Australian Dollar	Sell	7/18/12	1,591,734	1,553,773	(37,961)
	Australian Dollar	Buy	8/16/12	2,498,966	2,474,869	24,097
	British Pound	Buy	7/18/12	1,569,382	1,560,600	8,782
	British Pound	Sell	7/18/12	1,569,382	1,539,579	(29,803)
	British Pound	Buy	8/16/12	2,819	2,793	26
	Canadian Dollar	Buy	7/18/12	1,577,422	1,557,743	19,679
	Canadian Dollar	Sell	7/18/12	1,577,422	1,577,196	(226)
	Canadian Dollar	Sell	8/16/12	1,576,412	1,556,837	(19,575)
	Euro	Buy	7/18/12	19,398,377	19,053,794	344,583
	Euro	Sell	7/18/12	19,398,377	19,171,422	(226,955)
	Euro	Sell	8/16/12	17,820,774	17,509,063	(311,711)
	Japanese Yen	Buy	7/18/12	1,123,972	1,126,522	(2,550)
	Japanese Yen	Sell	7/18/12	1,123,972	1,131,874	7,902
	Japanese Yen	Buy	8/16/12	1,124,420	1,132,345	(7,925)
	Mexican Peso	Buy	7/18/12	979,662	965,589	14,073
	Mexican Peso	Sell	7/18/12	979,662	936,620	(43,042)
	Mexican Peso	Sell	8/16/12	471,498	472,788	1,290
	Norwegian Krone	Buy	7/18/12	1,810,044	1,764,266	45,778
	Norwegian Krone	Sell	7/18/12	1,810,044	1,758,224	(51,820)
	Swedish Krona	Buy	7/18/12	1,268,420	1,241,099	27,321
	Swedish Krona	Sell	7/18/12	1,268,420	1,243,234	(25,186)
	Swedish Krona	Buy	8/16/12	1,267,081	1,242,045	25,036

Total						$(1,375,241)

FUTURES CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	37	$4,180,454	Sep-12	$15,321
Canadian Government Bond 10 yr (Long)	23	3,127,738	Sep-12	28,098
Euro STOXX 50 Index (Short)	544	15,524,132	Sep-12	(805,468)
FTSE 100 Index (Short)	151	13,061,277	Sep-12	(278,288)
Japanese Government Bond 10 yr Mini (Short)	1	179,771	Sep-12	(543)
MSCI EAFE Index Mini (Long)	67	4,769,730	Sep-12	235,371
NASDAQ 100 Index E-Mini (Short)	263	13,727,285	Sep-12	(344,404)
OMXS 30 Index (Short)	315	4,684,620	Jul-12	(185,563)
Russell 2000 Index Mini (Short)	147	11,692,380	Sep-12	(500,094)
S&P 500 Index (Long)	10	3,391,000	Sep-12	91,900
S&P 500 Index E-Mini (Long)	2,539	172,194,980	Sep-12	6,031,396
S&P 500 Index E-Mini (Short)	570	38,657,400	Sep-12	(619,675)
S&P Mid Cap 400 Index E-Mini (Long)	472	44,344,400	Sep-12	960,410
SGX MSCI Singapore Index (Short)	38	1,992,469	Jul-12	(61,376)
SPI 200 Index (Short)	50	5,190,422	Sep-12	17,681
Tokyo Price Index (Short)	152	14,622,881	Sep-12	(1,355,431)
U.S. Treasury Bond 30 yr (Long)	247	36,548,281	Sep-12	202,148
U.S. Treasury Bond Ultra 30 yr (Long)	46	7,674,813	Sep-12	115,272
U.S. Treasury Bond Ultra 30 yr (Short)	1	166,844	Sep-12	342
U.S. Treasury Note 2 yr (Long)	261	57,468,938	Sep-12	(25,512)
U.S. Treasury Note 2 yr (Short)	151	33,248,313	Sep-12	13,041
U.S. Treasury Note 5 yr (Long)	352	43,637,000	Sep-12	69,558
U.S. Treasury Note 5 yr (Short)	63	7,810,031	Sep-12	(14,393)
U.S. Treasury Note 10 yr (Long)	150	20,006,250	Sep-12	87,278

Total				$3,677,069

WRITTEN OPTIONS OUTSTANDING at 6/30/12 (premiums received $8,126,098) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	$5,639,620	Aug-16/4.35	$943,678
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	6,141,710	Aug-16/4.28	157,099
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	6,141,710	Aug-16/4.28	996,830
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	1,362,729	Jul-16/4.80	25,538
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	1,362,729	Jul-16/4.80	272,712
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	6,398,663	May-16/4.745	750,371
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	6,616,660	Jun-16/4.89	55,990
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	6,398,663	May-16/4.745	56,340
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	6,616,660	Jun-16/4.39	674,171
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	6,724,074	Jun-16/5.12	53,080
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	6,724,074	Jun-16/4.12	618,460
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	291,000	Jul-12/2.1714	10,168
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	291,000	Jul-12/2.1714	10,168
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	4,190,064	May-16/4.7575	37,962
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	15,996,658	May-16/4.77	144,130
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	4,190,064	May-16/4.7575	494,009
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	15,996,658	May-16/4.77	1,894,324
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing April 2026.	23,092,447	Apr-16/5.02	369,479
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing April 2026.	23,092,447	Apr-16/5.02	5,034,153
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	291,000	Jul-12/2.1714	10,168
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	158,406	May-16/4.60	1,486
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	158,406	May-16/4.60	18,058
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	291,000	Jul-12/2.1714	10,168
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	159,199	May-16/4.86	1,438
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	159,199	May-16/4.36	16,143
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	6,574,650	Jun-16/4.575	62,788
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	6,574,650	Jun-16/4.575	719,793
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	291,000	Jul-12/2.1714	10,165

Total			$13,448,869

TBA SALE COMMITMENTS OUTSTANDING at 6/30/12 (proceeds receivable $3,178,360) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 4s, July 1, 2042	$3,000,000	7/12/12	$3,192,891

Total			$3,192,891

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$5,110,000		$—	5/14/22	2.0215%	3 month USD-LIBOR-BBA	$(130,237)
		285,000		7,565	6/20/22	2.183%	3 month USD-LIBOR-BBA	(3,301)
	Barclay’s Bank, PLC
		17,317,000	(E)	288,140	9/19/22	2.00%	3 month USD-LIBOR-BBA	32,716
		2,214,000	(E)	(3,542)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(4,716)
		4,705,000	(E)	(63,553)	9/19/22	3 month USD-LIBOR-BBA	2.00%	5,844
		4,900,000		—	6/7/14	0.6055%	3 month USD-LIBOR-BBA	(6,036)
		285,000		7,510	6/20/22	2.183%	3 month USD-LIBOR-BBA	(3,356)
	EUR	9,134,000		—	6/18/14	0.935%	6 month EUR-EURIBOR-REUTERS	(17,372)
	EUR	4,676,000		—	6/18/17	1.365%	6 month EUR-EURIBOR-REUTERS	(17,290)
	EUR	4,186,000		—	6/18/22	6 month EUR-EURIBOR-REUTERS	1.945%	(19,814)
	EUR	279,000		—	6/18/42	6 month EUR-EURIBOR-REUTERS	2.24%	(4,465)
	EUR	207,000		—	6/25/22	6 month EUR-EURIBOR-REUTERS	1.97682%	(303)
	GBP	2,320,000		—	6/14/17	6 month GBP-LIBOR-BBA	1.3775%	19,777
	GBP	472,000		—	6/14/22	6 month GBP-LIBOR-BBA	2.13%	2,050
	GBP	5,420,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(788,775)
	GBP	2,430,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(529,343)
	GBP	8,200,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,065,536
	Citibank, N.A.
		$252,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	6,542
		316,000	(E)	1,864	9/19/17	3 month USD-LIBOR-BBA	1.10%	2,847
		9,301,000	(E)	118,765	9/19/22	2.00%	3 month USD-LIBOR-BBA	(18,425)
		1,146,000	(E)	(550)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(1,157)
		190,000	(E)	11,601	9/19/42	2.75%	3 month USD-LIBOR-BBA	2,894
		31,991,000		—	5/11/17	3 month USD-LIBOR-BBA	1.069%	222,445
		39,087,000		—	5/11/14	3 month USD-LIBOR-BBA	0.576%	30,825
		3,093,000		—	5/11/22	3 month USD-LIBOR-BBA	1.9685%	64,219
		5,714,000		—	5/11/42	3 month USD-LIBOR-BBA	2.7167%	268,340
	Credit Suisse International
		16,266,000	(E)	(87,728)	9/19/22	3 month USD-LIBOR-BBA	2.00%	152,193
		51,932,000	(E)	30,076	9/19/14	3 month USD-LIBOR-BBA	0.60%	57,601
		11,925,000	(E)	27,247	9/19/17	3 month USD-LIBOR-BBA	1.10%	64,333
		920,000	(E)	(32,341)	9/19/42	3 month USD-LIBOR-BBA	2.75%	9,823
		46,033,800	(E)	445,918	9/19/22	2.00%	3 month USD-LIBOR-BBA	(233,080)
		2,807,000	(E)	116,385	9/19/42	2.75%	3 month USD-LIBOR-BBA	(12,262)
		22,172,000	(E)	(4,416)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(16,168)
		29,282,000	(E)	(18,413)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(109,479)
		324,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	19,029
	EUR	6,438,000		—	6/15/14	6 month EUR-EURIBOR-REUTERS	0.943%	13,588
	EUR	2,603,000		—	6/15/17	6 month EUR-EURIBOR-REUTERS	1.377%	12,035
	EUR	4,189,000		—	6/15/22	1.947%	6 month EUR-EURIBOR-REUTERS	17,679
	GBP	1,996,000		—	6/13/17	1.44%	6 month GBP-LIBOR-BBA	(26,620)
	GBP	2,465,000		—	6/13/22	2.1675%	6 month GBP-LIBOR-BBA	(24,372)
	GBP	5,422,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	724,115
	MXN	30,380,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	187,519
	Deutsche Bank AG
		$128,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	3,236
		10,165,000	(E)	142,693	9/19/22	2.00%	3 month USD-LIBOR-BBA	(7,241)
		96,529,000	(E)	105,839	9/19/14	0.60%	3 month USD-LIBOR-BBA	54,678
		1,144,000	(E)	(17,515)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(641)
		4,697,000	(E)	(4,133)	9/19/17	3 month USD-LIBOR-BBA	1.10%	10,474
	KRW	2,271,000,000		—	4/24/17	3.54%	3 month KRW-CD-KSDA-BLOOMBERG	(21,204)
	MXN	30,380,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	192,689
	PLN	3,906,000		—	4/16/17	5.01%	6 month PLN-WIBOR-WIBO	(21,234)
	ZAR	8,432,000		—	4/17/17	3 month ZAR-JIBAR-SAFEX	6.76%	26,108
	Goldman Sachs International
		$2,754,000	(E)	(3,222)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(4,682)
		1,092,000	(E)	2,031	9/19/14	3 month USD-LIBOR-BBA	0.60%	2,610
		7,390,000	(E)	67,834	9/19/22	2.00%	3 month USD-LIBOR-BBA	(41,170)
		3,082,400	(E)	(37,637)	9/19/22	3 month USD-LIBOR-BBA	2.00%	7,827
		7,047,000	(E)	14,998	9/19/17	1.10%	3 month USD-LIBOR-BBA	(6,918)
		882,000	(E)	(51,708)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(11,286)
		9,086,200		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	481
		2,447,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(306)
	EUR	793,000		—	6/15/17	1.381%	6 month EUR-EURIBOR-REUTERS	(3,859)
	EUR	198,000		—	6/15/22	1.952%	6 month EUR-EURIBOR-REUTERS	720
	EUR	222,000		—	6/15/42	2.262%	6 month EUR-EURIBOR-REUTERS	2,154
	GBP	4,660,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	175,085
	GBP	2,430,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	229,017
	GBP	4,403,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(131,778)
	GBP	1,504,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1725%	15,959
	GBP	1,250,000		—	6/13/17	1.4425%	6 month GBP-LIBOR-BBA	(16,927)
	GBP	113,000		—	6/20/22	6 month GBP-LIBOR-BBA	2.085%	(218)
	GBP	4,229,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(413,622)
	GBP	4,228,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(372,867)
	GBP	17,000		—	6/28/22	2.02375%	6 month GBP-LIBOR-BBA	195
	JPMorgan Chase Bank NA
		$16,458,800	(E)	202,133	9/19/22	2.00%	3 month USD-LIBOR-BBA	(40,635)
		159,000	(E)	137	9/19/17	1.10%	3 month USD-LIBOR-BBA	(358)
		1,737,000	(E)	(29,963)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(4,343)
		991,000	(E)	90,835	9/19/42	2.75%	3 month USD-LIBOR-BBA	45,418
		1,000	(E)	(65)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(19)
	CAD	2,470,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(69,244)
	CAD	3,922,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	36,146
	EUR	67,000		—	6/15/42	2.245%	6 month EUR-EURIBOR-REUTERS	969
	EUR	1,614,000		—	3/23/14	1 month EUR-EONIA-OIS-COMPOUND	0.506%	9,555
	EUR	2,648,000		—	3/23/17	1 month EUR-EONIA-OIS-COMPOUND	1.147%	72,816
	GBP	896,000		—	6/13/17	6 month GBP-LIBOR-BBA	1.446%	12,361
	GBP	392,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.175%	4,302
	JPY	58,400,000		—	6/25/22	0.85%	6 month JPY-LIBOR-BBA	(946)
	JPY	467,716,000		—	2/20/22	6 month JPY-LIBOR-BBA	0.965%	102,678
	JPY	372,000,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	225,662
	JPY	500,100,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(46,923)
	JPY	396,400,000		—	3/6/22	1.0175%	6 month JPY-LIBOR-BBA	(109,595)
	MXN	10,354,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(59,038)
	MXN	13,389,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(77,716)
	MXN	4,340,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	28,406
	MXN	49,187,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(175,689)
	MXN	7,830,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	41,924
	UBS AG
	CHF	16,257,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(98,970)

	Total							$579,420
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
	$21,984	$—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	$34
	120,212	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(620)
	4,700,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(137,395)
	1,180,082	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,117
	1,942,643	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,283
	1,167,947	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,379
	228,010	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	748
	740,032	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,429
	536,595	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,761
Citibank, N.A.
	897,910	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,366
	877,989	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,292
baskets	326	—	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	984,906
units	7,226	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(433,588)
Credit Suisse International
	$5,158,264	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	14,756
Goldman Sachs International
	2,690,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	48,985
	2,017,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	34,741
	102,204	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	157
	4,261,340	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	257
	8,420	(18)	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	16
	2,438,152	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,585)
	1,864,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	26,955
	1,864,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	29,669
	1,864,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	30,182
	1,864,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	43,972
GBP	1,163,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(44,170)
GBP	1,163,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(49,233)
GBP	1,163,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(49,725)
GBP	1,163,000	—	4/3/22	(3.21%)	GBP Non-revised UK Retail Price Index	(72,366)
JPMorgan Chase Bank NA
shares	804,010	—	10/22/12	(3 month USD-LIBOR-BBA plus 0.04%)	iShares MSCI Emerging Markets Index	(1,528,972)

Total						$(1,086,649)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Citibank, N.A.
	DJ CDX EM Series 11 Index	—	$(8,100)		$300,000	6/20/14	(500 bp)	$(24,686)
	DJ CDX NA IG Series 18 Index	BBB+/P	73,942		7,070,000	6/20/17	100 bp	33,541
	DJ CDX NA IG Series 18 Index	BBB+/P	(16,084)		4,070,000	6/20/17	100 bp	(39,342)
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(13,976)		1,570,000	12/20/19	(100 bp)	328,069
	DJ CDX NA HY Series 18 Index	B+/P	853,825		24,151,050	6/20/17	500 bp	34,858
	DJ CDX NA IG Series 18 Index	BBB+/P	38,145		4,470,000	6/20/17	100 bp	12,602
	Deutsche Bank AG
	DJ CDX EM Series 11 Index	—	(37,840)		1,720,000	6/20/14	(500 bp)	(138,764)
	DJ CDX NA HY Series 18 Index	B+/P	912,634		34,419,330	6/20/17	500 bp	(262,106)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B1	—	EUR	580,000	9/20/13	715 bp	58,105
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	800,000	9/20/13	477 bp	48,863
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	800,000	9/20/13	535 bp	56,249
	Goldman Sachs International
	CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$605,000	9/20/13	495 bp	28,792
	JPMorgan Chase Bank NA
	DJ CDX NA HY Series 18 Index	B+/P	178,448		6,730,020	6/20/17	500 bp	(49,775)

	Total							$86,406

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2012. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,263,042,709.
(b)	The aggregate identified cost on a tax basis is $1,368,480,160, resulting in gross unrealized appreciation and depreciation of $105,324,147 and $43,440,144, respectively, or net unrealized appreciation of $61,884,003.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $134,672, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $2,225,403.
The fund received cash collateral of $2,211,100, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $171,059 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $371,056,236 and $335,357,175, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $370,855,405 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $403,100,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $279,500,000 on written options contracts for the reporting period.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 8,400 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $676,800,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $191,200,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $2,419,500,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,469,253 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,275,079 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $9,580,450.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$21,369,648	$9,773,983	$—
Capital goods	25,716,309	5,835,135	—
Communication services	21,977,594	5,676,995	—
Conglomerates	12,655,962	1,585,211	—
Consumer cyclicals	50,892,012	12,346,505	6
Consumer staples	44,007,227	12,187,174	3,738
Energy	42,084,910	8,148,253	—
Financials	68,070,112	19,941,846	—
Government	331,029	—	—
Health care	55,033,052	9,135,660	—
Technology	95,730,863	4,499,291	—
Transportation	4,067,575	1,818,840	—
Utilities and power	14,302,041	3,698,560	—
Total common stocks	456,238,334	94,647,453	3,744
Asset-backed securities	—	3,214,270	—
Commodity linked notes	—	8,525,585	—
Convertible bonds and notes	—	469,792	—
Convertible preferred stocks	136,994	474,549	9
Corporate bonds and notes	—	230,713,598	185
Foreign government bonds and notes	—	10,950,332	—
Investment Companies	18,285,849	—	—
Mortgage-backed securities	—	40,844,250	—
Municipal bonds and notes	—	436,178	—
Preferred stocks	—	903,668	—
Purchased options outstanding	—	20,412,158	—
Senior loans	—	6,272,789	—
U.S. Government and Agency Mortgage Obligations	—	145,503,986	—
U.S. Treasury Obligations	—	394,723	—
Warrants	—	981	12,182
Short-term investments	292,688,478	99,234,076	—

Totals by level	$767,349,655	$662,998,388	$16,120

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,375,241)	$—
Futures contracts	3,677,069	—	—
Written options	—	(13,448,869)	—
TBA sale commitments	—	(3,192,891)	—
Interest rate swap contracts	—	(747,365)	—
Total return swap contracts	—	(1,086,631)	—
Credit default contracts	—	(1,894,588)	—

Totals by level	$3,677,069	$(21,745,585)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$534,054	$2,428,642
Foreign exchange contracts	8,580,669	9,955,910
Equity contracts	8,334,827	6,112,859
Interest rate contracts	25,595,183	18,997,626

Total	$43,044,733	$37,495,037

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
6/30/12 (Unaudited)

COMMON STOCKS (33.8%)(a)
			Shares	Value

Basic materials (2.1%)

Agrium, Inc. (Canada)			201	$17,782

Albemarle Corp.			4,600	274,344

American Vanguard Corp.			1,017	27,042

Andersons, Inc. (The)			126	5,375

Archer Daniels-Midland Co.			682	20,133

Arkema (France)			171	11,204

Assa Abloy AB Class B (Sweden)			13,237	370,146

BASF SE (Germany)			6,359	441,878

Bemis Co., Inc.			6,100	191,174

BHP Billiton PLC (United Kingdom)			9,090	259,578

BHP Billiton, Ltd. (Australia)			14,984	488,427

Black Earth Farming, Ltd. SDR (Jersey)(NON)			2,463	3,195

Buckeye Technologies, Inc.			1,747	49,772

Cambrex Corp.(NON)			5,567	52,385

CF Industries Holdings, Inc.			3,036	588,195

Chicago Bridge & Iron Co., NV (Netherlands)			6,200	235,352

Cliffs Natural Resources, Inc.			6,800	335,172

Cresud S.A.C.I.F. y A. ADR (Argentina)			503	3,607

Cytec Industries, Inc.			2,800	164,192

Domtar Corp. (Canada)			2,294	175,973

Fortune Brands Home & Security, Inc.(NON)			10,600	236,062

Georgia Gulf Corp.(NON)			1,034	26,543

Golden Agri-Resources, Ltd. (Singapore)			25,000	13,365

GrainCorp, Ltd. (Australia)			1,402	13,751

Holcim, Ltd. (Switzerland)			5,321	294,793

Horsehead Holding Corp.(NON)			3,320	33,067

Incitec Pivot, Ltd. (Australia)			4,025	11,865

Innophos Holdings, Inc.			1,690	95,417

Innospec, Inc.(NON)			1,884	55,785

Intrepid Potash, Inc.(NON)			320	7,283

K&S AG (Germany)			1,130	51,558

KapStone Paper and Packaging Corp.(NON)			4,955	78,537

Koninklijke DSM NV (Netherlands)			4,904	241,950

KWS Saat AG (Germany)			26	6,765

L.B. Foster Co. Class A			656	18,768

Landec Corp.(NON)			5,928	50,744

Linde AG (Germany)			1,812	282,233

LyondellBasell Industries NV Class A (Netherlands)			14,658	590,278

Minerals Technologies, Inc.			333	21,239

Monsanto Co.			18,921	1,566,280

Mosaic Co. (The)			235	12,869

Nitto Denko Corp. (Japan)			11,900	507,539

NN, Inc.(NON)			4,497	45,914

Nufarm, Ltd. (Australia)			2,007	10,445

PolyOne Corp.			5,176	70,808

Potash Corp. of Saskatchewan, Inc. (Canada)			687	30,015

PPG Industries, Inc.			6,600	700,392

PT Astra Agro Lestari Tbk (Indonesia)			3,000	6,424

Rio Tinto PLC (United Kingdom)			8,788	419,709

Rio Tinto, Ltd. (Australia)			4,657	273,733

Sealed Air Corp.			11,000	169,840

Showa Denko KK (Japan)			89,000	172,965

SLC Agricola SA (Brazil)			508	5,056

Sociedad Quimica y Minera de Chile SA ADR (Chile)			463	25,775

Steel Dynamics, Inc.			12,100	142,175

Syngenta AG (Switzerland)			861	293,931

TPC Group, Inc.(NON)			479	17,699

Tronox, Ltd. Class A(NON)			301	36,337

Valspar Corp.			5,000	262,450

Vilmorin & Cie (France)			59	6,246

Viterra, Inc. (Canada)			1,128	17,893

voestalpine AG (Austria)			8,091	214,520

W.R. Grace & Co.(NON)			2,703	136,366

Westlake Chemical Corp.			1,500	78,390

Wilmar International, Ltd. (Singapore)			4,000	11,499

Yara International ASA (Norway)			389	17,036

				11,097,235
Capital goods (2.0%)

ABB, Ltd. (Switzerland)			15,034	245,358

AGCO Corp.(NON)			6,313	288,693

Aisin Seiki Co., Ltd. (Japan)			7,900	262,891

American Axle & Manufacturing Holdings, Inc.(NON)			2,277	23,886

Applied Industrial Technologies, Inc.			2,999	110,513

AZZ, Inc.			545	33,387

Cascade Corp.			1,517	71,375

Chart Industries, Inc.(NON)			1,516	104,240

Chase Corp.			1,807	23,852

CNH Global NV (Netherlands)(NON)			422	16,399

Cobham PLC (United Kingdom)			73,043	266,026

Cummins, Inc.			8,600	833,426

Deere & Co.			329	26,606

Dover Corp.			9,276	497,286

DXP Enterprises, Inc.(NON)			1,721	71,404

Emerson Electric Co.			30,017	1,398,192

European Aeronautic Defense and Space Co. NV (France)			10,928	387,535

Exelis, Inc.			13,400	132,124

Fluor Corp.			9,045	446,280

Franklin Electric Co., Inc.			1,223	62,532

Fuji Electric Co., Ltd. (Japan)			85,000	207,606

Generac Holdings, Inc.			1,510	36,331

Global Power Equipment Group, Inc.			1,146	25,029

Great Lakes Dredge & Dock Corp.			14,200	101,104

Greenbrier Companies, Inc.(NON)			2,103	36,971

Hitachi, Ltd. (Japan)			97,000	596,562

IHI Corp. (Japan)			46,000	98,174

ITT Corp.			6,700	117,920

Kadant, Inc.(NON)			2,068	48,495

Lindsay Corp.			217	14,083

Lockheed Martin Corp.			11,603	1,010,389

LSB Industries, Inc.(NON)			3,575	110,503

McDermott International, Inc.(NON)			15,000	167,100

NACCO Industries, Inc. Class A			549	63,821

Newport Corp.(NON)			1,292	15,530

Raytheon Co.			16,431	929,830

Schindler Holding AG (Switzerland)			1,618	180,941

Singapore Technologies Engineering, Ltd. (Singapore)			28,000	69,097

Smith & Wesson Holding Corp.(NON)			6,618	54,996

Standard Motor Products, Inc.			2,356	33,172

Standex International Corp.			929	39,548

Staples, Inc.			30,400	396,720

Tetra Tech, Inc.(NON)			847	22,090

Textron, Inc.			15,400	382,998

TriMas Corp.(NON)			5,294	106,409

Valmont Industries, Inc.			947	114,559

Vinci SA (France)			6,385	298,839

				10,580,822
Communication services (1.7%)

Allot Communications, Ltd. (Israel)(NON)			2,327	64,830

Aruba Networks, Inc.(NON)			2,276	34,254

AT&T, Inc.			32,591	1,162,195

BroadSoft, Inc.(NON)			779	22,560

BT Group PLC (United Kingdom)			178,760	592,576

Cincinnati Bell, Inc.(NON)			17,196	63,969

Comcast Corp. Class A			69,200	2,212,324

Deutsche Telekom AG (Germany)			14,119	154,889

EchoStar Corp. Class A(NON)			8,213	216,987

France Telecom SA (France)			17,976	236,558

HSN, Inc.			1,662	67,062

IAC/InterActiveCorp.			7,300	332,880

InterDigital, Inc.			444	13,102

Kabel Deutschland Holding AG (Germany)(NON)			2,904	180,724

Loral Space & Communications, Inc.			896	60,346

NeuStar, Inc. Class A(NON)			1,866	62,324

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			7,800	362,405

NTT DoCoMo, Inc. (Japan)			89	148,112

Premiere Global Services, Inc.(NON)			2,230	18,710

Tele2 AB Class B (Sweden)			8,348	129,382

Telefonica SA (Spain)			16,055	211,814

USA Mobility, Inc.			2,575	33,115

Verizon Communications, Inc.			58,332	2,592,274

Vodafone Group PLC (United Kingdom)			87,221	245,059

				9,218,451
Conglomerates (0.8%)

AMETEK, Inc.			8,900	444,199

Danaher Corp.			23,200	1,208,256

General Electric Co.			62,715	1,306,981

Marubeni Corp. (Japan)			11,000	73,213

Siemens AG (Germany)			2,309	194,089

Tyco International, Ltd.			20,500	1,083,425

				4,310,163
Consumer cyclicals (3.9%)

Advance Auto Parts, Inc.			3,500	238,770

Aeon Co., Ltd. (Japan)			13,800	172,017

Alliance Data Systems Corp.(NON)			3,860	521,100

Ameristar Casinos, Inc.			3,178	56,473

Bed Bath & Beyond, Inc.(NON)			9,800	605,640

Belo Corp. Class A			15,638	100,709

Big Lots, Inc.(NON)			2,421	98,753

Bluegreen Corp.(NON)			4,644	23,034

Brunswick Corp.			1,223	27,175

Buckle, Inc. (The)			2,029	80,288

Bunzl PLC (United Kingdom)			11,881	194,632

Cabela's, Inc.(NON)			3,251	122,920

Cato Corp. (The) Class A			883	26,896

CBS Corp. Class B			25,000	819,500

Christian Dior SA (France)			1,882	259,190

Coach, Inc.			10,682	624,683

Compass Group PLC (United Kingdom)			11,751	123,259

Conn's, Inc.(NON)			3,957	58,564

Constant Contact, Inc.(NON)			1,598	28,572

Cooper Tire & Rubber			2,682	47,042

Daimler AG (Registered Shares) (Germany)			4,363	196,221

Dana Holding Corp.			3,461	44,335

Deluxe Corp.			2,864	71,428

Destination Maternity Corp.			3,732	80,611

Dillards, Inc. Class A			4,824	307,192

Dolby Laboratories, Inc. Class A(NON)			4,300	177,590

DSW, Inc. Class A			959	52,170

Dun & Bradstreet Corp. (The)			3,100	220,627

Elders, Ltd. (Australia)(NON)			12,016	2,733

Expedia, Inc.			5,400	259,578

Express, Inc.(NON)			4,468	81,184

Fiat Industrial SpA (Italy)			18,473	182,041

Finish Line, Inc. (The) Class A			4,857	101,560

Foot Locker, Inc.			17,400	532,092

G-III Apparel Group, Ltd.(NON)			2,777	65,787

Gannett Co., Inc.			13,500	198,855

General Motors Co.(NON)			28,200	556,104

Genesco, Inc.(NON)			976	58,706

Global Cash Access Holdings, Inc.(NON)			7,004	50,499

GNC Holdings, Inc. Class A			2,067	81,026

Hakuhodo DY Holdings, Inc. (Japan)			4,340	287,356

Helen of Troy, Ltd. (Bermuda)(NON)			1,038	35,178

Hino Motors, Ltd. (Japan)			43,000	310,744

HMS Holdings Corp.(NON)			232	7,728

Home Depot, Inc. (The)			29,208	1,547,732

Indofood Agri Resources, Ltd. (Singapore)			4,000	4,574

Industria de Diseno Textil (Inditex) SA (Spain)			3,163	327,148

Isuzu Motors, Ltd. (Japan)			72,000	384,934

KAR Auction Services, Inc.(NON)			2,709	46,568

La-Z-Boy, Inc.(NON)			3,363	41,331

Leapfrog Enterprises, Inc.(NON)			9,437	96,824

Lear Corp.			5,300	199,969

Lowe's Cos., Inc.			20,979	596,643

Macy's, Inc.			16,500	566,775

Marriott International, Inc. Class A			11,400	446,880

McGraw-Hill Cos., Inc. (The)			12,100	544,500

Men's Wearhouse, Inc. (The)			1,861	52,369

MGM China Holdings, Ltd. (Hong Kong)			110,800	170,412

News Corp. Class A			45,541	1,015,109

Next PLC (United Kingdom)			7,566	379,387

Nu Skin Enterprises, Inc. Class A			578	27,108

O'Reilly Automotive, Inc.(NON)			5,400	452,358

OPAP SA (Greece)			10,296	64,792

Perry Ellis International, Inc.(NON)			1,872	38,844

PetSmart, Inc.			5,600	381,808

Pier 1 Imports, Inc.			1,095	17,991

Publicis Group SA (France)			5,584	255,365

Randstad Holding NV (Netherlands)			1,522	44,948

Rent-A-Center, Inc.			1,185	39,982

Scania AB Class B (Sweden)			10,239	175,813

Scholastic Corp.			1,370	38,579

Select Comfort Corp.(NON)			1,845	38,597

Shuffle Master, Inc.(NON)			2,057	28,387

Sinclair Broadcast Group, Inc. Class A			8,174	74,056

SJM Holdings, Ltd. (Hong Kong)			97,000	180,987

Sonic Automotive, Inc. Class A			10,961	149,837

Spectrum Brands Holdings, Inc.(NON)			2,366	77,061

Standard Parking Corp.(NON)			1,941	41,770

Suzuki Motor Corp. (Japan)			15,600	319,766

Swire Pacific, Ltd. Class A (Hong Kong)			29,500	344,101

Tempur-Pedic International, Inc.(NON)			1,492	34,898

Thor Industries, Inc.			564	15,459

TNS, Inc.(NON)			5,738	102,940

Towers Watson & Co. Class A			3,600	215,640

Town Sports International Holdings, Inc.(NON)			3,839	51,020

Trump Entertainment Resorts, Inc.(NON)			115	345

URS Corp.			5,000	174,400

ValueClick, Inc.(NON)			1,037	16,996

Vertis Holdings, Inc.(F)(NON)			278	3

Viacom, Inc. Class B			19,458	914,915

VistaPrint NV(NON)(S)			6,700	216,410

Volkswagen AG (Preference) (Germany)			1,818	288,239

VOXX International Corp.(NON)			6,150	57,318

Wal-Mart Stores, Inc.			5,047	351,877

Wyndham Worldwide Corp.			7,400	390,276

Wynn Resorts, Ltd.			3,500	363,020

				20,597,623
Consumer staples (3.5%)

AFC Enterprises(NON)			7,874	182,204

Anheuser-Busch InBev NV (Belgium)			3,057	237,660

Associated British Foods PLC (United Kingdom)			9,465	190,442

Avis Budget Group, Inc.(NON)			8,640	131,328

Barrett Business Services, Inc.			294	6,215

Beacon Roofing Supply, Inc.(NON)			2,935	74,021

BRF - Brasil Foods SA ADR (Brazil)			695	10,557

Brinker International, Inc.			6,552	208,812

British American Tobacco (BAT) PLC (United Kingdom)			5,305	270,016

Bunge, Ltd.			264	16,563

Campbell Soup Co.(S)			11,900	397,222

Career Education Corp.(NON)			2,179	14,578

Casino Guichard-Perrachon SA (France)			3,251	285,456

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			22,000	1,418

Cheesecake Factory, Inc. (The)(NON)			1,405	44,904

Chiquita Brands International, Inc.(NON)			191	955

Church & Dwight Co., Inc.			2,700	149,769

Coca-Cola Co. (The)			8,600	672,434

ConAgra Foods, Inc.			23,200	601,576

Corinthian Colleges, Inc.(NON)			8,792	25,409

Corrections Corporation of America			7,300	214,985

Costco Wholesale Corp.			16,600	1,577,000

CVS Caremark Corp.			44,200	2,065,466

Diageo PLC (United Kingdom)			7,116	183,061

Distribuidora Internacional de Alimentacion SA (Spain)(NON)			25,389	119,328

Dollar Thrifty Automotive Group(NON)			448	36,270

Dr. Pepper Snapple Group, Inc.			13,700	599,375

Glanbia PLC (Ireland)			749	5,540

Heineken Holding NV (Netherlands)			4,500	201,411

Herbalife, Ltd.			5,000	241,650

Ingredion, Inc.			282	13,965

IOI Corp. Bhd (Malaysia)			7,000	11,481

Japan Tobacco, Inc. (Japan)			16,000	474,137

Kao Corp. (Japan)			9,400	259,252

Kerry Group PLC Class A (Ireland)			4,650	203,567

Koninklijke Ahold NV (Netherlands)			15,760	195,288

Kroger Co. (The)			29,600	686,424

Kuala Lumpur Kepong Bhd (Malaysia)			1,700	12,337

Lorillard, Inc.			6,400	844,480

Maple Leaf Foods, Inc. (Canada)			531	6,107

McDonald's Corp.			3,089	273,469

Molson Coors Brewing Co. Class B			10,000	416,100

Nestle SA (Switzerland)			13,174	785,848

Olam International, Ltd. (Singapore)			3,000	4,366

Papa John's International, Inc.(NON)			720	34,250

PepsiCo, Inc.			4,280	302,425

Philip Morris International, Inc.			33,095	2,887,870

Prestige Brands Holdings, Inc.(NON)			2,452	38,766

Procter & Gamble Co. (The)			15,617	956,541

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			24,500	7,028

Robert Half International, Inc.			9,300	265,701

SABMiller PLC (United Kingdom)			3,621	145,446

Sally Beauty Holdings, Inc.(NON)			1,794	46,178

Smithfield Foods, Inc.(NON)			336	7,268

Spartan Stores, Inc.			1,802	32,670

Tate & Lyle PLC (United Kingdom)			956	9,715

Tesco PLC (United Kingdom)			13,358	64,931

Toyota Tsusho Corp. (Japan)			15,700	299,460

Tyson Foods, Inc. Class A			513	9,660

Unilever PLC (United Kingdom)			4,950	166,365

USANA Health Sciences, Inc.(NON)			467	19,203

Woolworths, Ltd. (Australia)			10,877	299,166

Yamazaki Baking Co., Inc. (Japan)			13,000	170,225

				18,715,314
Energy (3.1%)

Basic Energy Services, Inc.(NON)			4,171	43,045

BP PLC (United Kingdom)			43,847	293,782

Chevron Corp.			22,232	2,345,476

Clayton Williams Energy, Inc.(NON)			636	30,770

Cloud Peak Energy, Inc.(NON)			1,961	33,161

Compton Petroleum Corp. (Canada)(NON)(S)			4,859	5,199

ConocoPhillips			6,769	378,252

Contango Oil & Gas Co.(NON)			753	44,578

CVR Energy, Inc. (Escrow)(NON)			2,729	—

Deepocean Group (Shell) (acquired 6/9/11, cost $83,651) (Norway)(RES)(NON)			5,759	92,144

Delek US Holdings, Inc.			2,230	39,226

Diamond Offshore Drilling, Inc.			3,600	212,868

Energy Partners, Ltd.(NON)			3,067	51,832

ENI SpA (Italy)			18,689	398,849

Exxon Mobil Corp.			37,278	3,189,878

Helix Energy Solutions Group, Inc.(NON)			5,896	96,753

Helmerich & Payne, Inc.			4,600	200,008

HollyFrontier Corp.			8,900	315,327

Key Energy Services, Inc.(NON)			5,928	45,053

Marathon Oil Corp.			21,700	554,869

Marathon Petroleum Corp.			12,350	554,762

Mitcham Industries, Inc.(NON)			2,403	40,779

Murphy Oil Corp.			7,200	362,088

National Oilwell Varco, Inc.			11,900	766,836

Occidental Petroleum Corp.			12,145	1,041,677

Oceaneering International, Inc.			9,800	469,028

Peabody Energy Corp.			10,900	267,268

Petrofac, Ltd. (United Kingdom)			18,388	401,991

Phillips 66(NON)			3,384	112,484

Repsol YPF SA (Rights) (Spain)(NON)			7,232	5,070

Repsol YPF SA (Spain)			7,232	116,277

REX American Resources Corp.(NON)			1,313	25,630

Rosetta Resources, Inc.(NON)			688	25,208

Royal Dutch Shell PLC Class A (United Kingdom)			14,445	486,598

Royal Dutch Shell PLC Class B (United Kingdom)			13,744	479,669

Schlumberger, Ltd.			4,200	272,622

Stallion Oilfield Holdings, Ltd.(NON)			720	23,040

Statoil ASA (Norway)			16,568	396,175

Stone Energy Corp.(NON)			4,619	117,045

Superior Energy Services(NON)			8,200	165,886

Swift Energy Co.(NON)			2,660	49,503

Tesoro Corp.(NON)			8,000	199,680

Total SA (France)			8,017	361,800

Unit Corp.(NON)			995	36,706

Vaalco Energy, Inc.(NON)			10,694	92,289

Valero Energy Corp.			30,400	734,160

W&T Offshore, Inc.			2,572	39,352

Western Refining, Inc.			2,343	52,179

Williams Cos., Inc. (The)			12,488	359,904

				16,426,776
Financials (5.5%)

3i Group PLC (United Kingdom)			28,436	88,032

Agree Realty Corp.(R)			1,649	36,492

AIA Group, Ltd. (Hong Kong)			59,200	204,118

Allianz SE (Germany)			1,532	154,050

Allied World Assurance Co. Holdings AG			4,068	323,284

American Capital Agency Corp.(R)			753	25,308

American Equity Investment Life Holding Co.			5,581	61,447

American Financial Group, Inc.			6,123	240,205

American Safety Insurance Holdings, Ltd.(NON)			2,838	53,213

Amtrust Financial Services, Inc.			989	29,383

Aon PLC (United Kingdom)			17,600	823,328

Apollo Commercial Real Estate Finance, Inc.(R)			3,210	51,585

Apollo Residential Mortgage, Inc.			2,778	53,560

Arch Capital Group, Ltd.(NON)			9,068	359,909

Arlington Asset Investment Corp. Class A			1,193	25,900

ARMOUR Residential REIT, Inc.(R)			5,718	40,655

Ashford Hospitality Trust, Inc.(R)			6,576	55,436

Assurant, Inc.			6,900	240,396

Assured Guaranty, Ltd. (Bermuda)			17,704	249,626

Australia & New Zealand Banking Group, Ltd. (Australia)			20,754	471,138

AvalonBay Communities, Inc.(R)			3,800	537,624

AXA SA (France)			20,653	276,424

Banco Latinoamericano de Exportaciones SA Class E (Panama)			4,031	86,384

Banco Santander Central Hispano SA (Spain)			25,015	167,070

Bank of America Corp.			12,761	104,385

Bank of the Ozarks, Inc.			1,343	40,397

Barclays PLC (United Kingdom)			131,899	337,634

Berkshire Hathaway, Inc. Class B(NON)			7,900	658,307

BNP Paribas SA (France)			8,421	325,082

Cardinal Financial Corp.			3,452	42,391

Cardtronics, Inc.(NON)			2,006	60,601

CBL & Associates Properties, Inc.(R)			4,476	87,461

CBOE Holdings, Inc.			11,100	307,248

Chimera Investment Corp.(R)			55,200	130,272

CIT Group, Inc.(NON)			5,100	181,764

Citigroup, Inc.			6,984	191,431

Citizens & Northern Corp.			2,191	41,739

Citizens Republic Bancorp, Inc.(NON)			2,031	34,791

City National Corp.			1,300	63,154

CNO Financial Group, Inc.			7,596	59,249

Commonwealth Bank of Australia (Australia)			9,344	511,363

DBS Group Holdings, Ltd. (Singapore)			17,000	187,646

Deutsche Bank AG (Germany)			7,314	265,815

Dexus Property Group (Australia)			224,089	214,342

Dynex Capital, Inc.(R)			4,152	43,098

East West Bancorp, Inc.			6,095	142,989

Eaton Vance Corp.			14,300	385,385

Equity Residential Trust(R)			11,100	692,196

Everest Re Group, Ltd.			3,200	331,168

Fidelity National Financial, Inc. Class A			16,000	308,160

Financial Institutions, Inc.			2,267	38,267

First Community Bancshares Inc.			2,237	32,280

First Industrial Realty Trust(NON)(R)			3,056	38,567

Flushing Financial Corp.			3,914	53,348

FXCM, Inc. Class A			2,261	26,589

Genworth Financial, Inc. Class A(NON)			7,517	42,546

Glimcher Realty Trust(R)			4,087	41,769

Goldman Sachs Group, Inc. (The)			5,000	479,300

Hachijuni Bank, Ltd. (The) (Japan)			33,000	171,688

Hang Lung Group, Ltd. (Hong Kong)			31,000	191,054

Hanmi Financial Corp.(NON)			4,553	47,715

Hartford Financial Services Group, Inc. (The)			26,400	465,432

Heartland Financial USA, Inc.			1,523	36,552

HFF, Inc. Class A(NON)			7,138	99,504

Home Bancshares, Inc.			1,665	50,916

HSBC Holdings PLC (United Kingdom)			75,717	667,631

Insurance Australia Group, Ltd. (Australia)			78,664	281,895

Interactive Brokers Group, Inc. Class A			5,029	74,027

Invesco Mortgage Capital, Inc.(R)			1,768	32,425

Investment AB Kinnevik Class B (Sweden)			14,229	285,789

Jefferies Group, Inc.			21,900	284,481

Jones Lang LaSalle, Inc.			1,858	130,747

JPMorgan Chase & Co.			68,482	2,446,862

Lexington Realty Trust(R)			15,839	134,156

LTC Properties, Inc.(R)			2,438	88,451

Maiden Holdings, Ltd. (Bermuda)			3,784	32,845

MainSource Financial Group, Inc.			3,390	40,104

MFA Financial, Inc.(R)			5,617	44,318

Mission West Properties(R)			3,198	27,567

Mitsubishi UFJ Financial Group, Inc. (Japan)			53,200	254,604

Morgan Stanley			48,100	701,779

Nasdaq OMX Group, Inc. (The)			14,900	337,783

National Australia Bank, Ltd. (Australia)			7,758	188,406

National Financial Partners Corp.(NON)			1,841	24,669

National Health Investors, Inc.(R)			2,266	115,385

Nelnet, Inc. Class A			2,043	46,989

Northern Trust Corp.			14,800	681,096

Ocwen Financial Corp.(NON)			6,081	114,201

One Liberty Properties, Inc.(R)			2,309	43,478

ORIX Corp. (Japan)			2,220	206,634

Peoples Bancorp, Inc.			2,112	46,422

PNC Financial Services Group, Inc.			10,800	659,988

Popular, Inc. (Puerto Rico)(NON)			1,791	29,749

Portfolio Recovery Associates, Inc.(NON)			448	40,884

Protective Life Corp.			1,758	51,703

Prudential PLC (United Kingdom)			19,517	226,131

PS Business Parks, Inc.(R)			911	61,693

Public Storage(R)			5,100	736,491

Rayonier, Inc.(R)			5,750	258,175

Reinsurance Group of America, Inc. Class A			5,200	276,692

RenaissanceRe Holdings, Ltd.			3,706	281,693

Republic Bancorp, Inc. Class A			831	18,490

Resona Holdings, Inc. (Japan)			32,600	134,553

Royal Bank of Scotland Group PLC (United Kingdom)(NON)			15,314	51,915

Sekisui Chemical Co., Ltd. (Japan)			20,000	186,244

Simon Property Group, Inc.(R)			9,400	1,463,204

Southside Bancshares, Inc.			2,776	62,404

Sovran Self Storage, Inc.(R)			1,558	78,040

St. Joe Co. (The)(NON)(S)			8,060	127,429

Standard Chartered PLC (United Kingdom)			5,643	123,022

Starwood Property Trust, Inc.(R)			1,320	28,129

Stockland (Units) (Australia)(R)			60,304	190,938

Suncorp Group, Ltd. (Australia)			24,978	208,462

Svenska Handelsbanken AB Class A (Sweden)			7,976	262,923

Swedbank AB Class A (Sweden)			16,004	253,083

Swiss Life Holding AG (Switzerland)			2,805	264,693

SWS Group, Inc.			5,938	31,650

Symetra Financial Corp.			3,788	47,805

TD Ameritrade Holding Corp.			23,700	402,900

Universal Health Realty Income Trust(R)			572	23,755

Urstadt Biddle Properties, Inc. Class A(R)			1,817	35,922

Virginia Commerce Bancorp, Inc.(NON)			5,559	46,862

W.R. Berkley Corp.			8,200	319,144

Walker & Dunlop, Inc.(NON)			1,821	23,400

Washington Banking Co.			2,629	36,543

Wells Fargo & Co.			61,783	2,066,024

Westpac Banking Corp. (Australia)			9,543	207,603

Wheelock and Co., Ltd. (Hong Kong)			29,000	110,193

				28,979,435
Health care (3.9%)

Abbott Laboratories			2,700	174,069

ABIOMED, Inc.(NON)			2,545	58,077

Aetna, Inc.			14,279	553,597

Affymax, Inc.(NON)			2,582	33,256

Alfresa Holdings Corp. (Japan)			2,700	143,109

Amarin Corp. PLC ADR (Ireland)(NON)			1,097	15,863

Amedisys, Inc.(NON)			550	6,848

AmerisourceBergen Corp.			10,900	428,915

Amgen, Inc.			3,800	277,552

AmSurg Corp.(NON)			1,499	44,940

Assisted Living Concepts, Inc. Class A			2,576	36,631

AstraZeneca PLC (United Kingdom)			6,755	301,941

athenahealth, Inc.(NON)			394	31,193

Bayer AG (Germany)			930	67,061

C.R. Bard, Inc.			3,700	397,528

Celgene Corp.(NON)			4,100	263,056

Centene Corp.(NON)			871	26,269

Charles River Laboratories International, Inc.(NON)			1,049	34,365

Coloplast A/S Class B (Denmark)			1,044	187,640

Computer Programs & Systems, Inc.			560	32,043

Conmed Corp.			3,026	83,729

Cubist Pharmaceuticals, Inc.(NON)			1,533	58,116

Elan Corp. PLC ADR (Ireland)(NON)			4,910	71,637

Eli Lilly & Co.			33,853	1,452,632

Endo Health Solutions, Inc.(NON)			8,800	272,624

Forest Laboratories, Inc.(NON)			27,824	973,562

Fresenius SE & Co. KGgA (Germany)			2,439	252,913

Gilead Sciences, Inc.(NON)			14,300	733,304

GlaxoSmithKline PLC (United Kingdom)			29,152	661,046

Greatbatch, Inc.(NON)			3,800	86,298

HCA Holdings, Inc.			6,200	188,666

Health Management Associates, Inc. Class A(NON)			15,900	124,815

HealthSouth Corp.(NON)			4,905	114,090

Hi-Tech Pharmacal Co., Inc.(NON)			1,600	51,840

Hill-Rom Holdings, Inc.			1,165	35,940

Humana, Inc.			6,500	503,360

Jazz Pharmaceuticals PLC (Ireland)(NON)			4,230	190,392

Johnson & Johnson			15,009	1,014,008

Kindred Healthcare, Inc.(NON)			4,594	45,159

Lincare Holdings, Inc.			1,290	43,886

Magellan Health Services, Inc.(NON)			58	2,629

McKesson Corp.			9,200	862,500

MedAssets, Inc.(NON)			7,227	97,203

Medicines Co. (The)(NON)			6,612	151,679

Medicis Pharmaceutical Corp. Class A			2,234	76,291

Merck & Co., Inc.			11,088	462,924

Metropolitan Health Networks, Inc.(NON)			5,621	53,793

Molina Healthcare, Inc.(NON)			2,059	48,304

Novartis AG (Switzerland)			6,230	347,509

Novo Nordisk A/S Class B (Denmark)			2,339	338,386

Obagi Medical Products, Inc.(NON)			8,240	125,825

Omega Healthcare Investors, Inc.(R)			3,784	85,140

Omnicare, Inc.			7,892	246,467

OraSure Technologies, Inc.(NON)			9,278	104,285

Orion OYJ Class B (Finland)			5,807	110,161

Otsuka Holdings Company, Ltd. (Japan)			12,700	389,133

Par Pharmaceutical Cos., Inc.(NON)			4,485	162,088

PDL BioPharma, Inc.			8,390	55,626

Pernix Therapeutics Holdings(NON)			1,842	13,428

Pfizer, Inc.			117,969	2,713,287

Quality Systems, Inc.			1,452	39,945

Questcor Pharmaceuticals, Inc.(NON)			1,010	53,772

ResMed, Inc.(NON)			7,400	230,880

Roche Holding AG-Genusschein (Switzerland)			3,669	633,370

RTI Biologics, Inc.(NON)			7,946	29,877

Salix Pharmaceuticals, Ltd.(NON)			487	26,512

Sanofi (France)			4,489	340,406

Spectrum Pharmaceuticals, Inc.(NON)(S)			8,250	128,370

STAAR Surgical Co.(NON)			7,305	56,760

Suzuken Co., Ltd. (Japan)			3,100	104,556

Triple-S Management Corp. Class B (Puerto Rico)(NON)			1,185	21,662

United Therapeutics Corp.(NON)			6,167	304,526

UnitedHealth Group, Inc.			32,558	1,904,643

ViroPharma, Inc.(NON)			3,834	90,866

Warner Chilcott PLC Class A (Ireland)(NON)			21,233	380,495

WellCare Health Plans, Inc.(NON)			1,837	97,361

				20,962,629
Technology (5.8%)

Acacia Research Corp.(NON)			591	22,009

Acme Packet, Inc.(NON)			656	12,234

Actuate Corp.(NON)			17,946	124,366

Acxiom Corp.(NON)			5,699	86,112

Agilent Technologies, Inc.			15,400	604,296

Anixter International, Inc.			650	34,483

AOL, Inc.(NON)			14,800	415,584

Apple, Inc.(NON)			17,017	9,937,928

Applied Materials, Inc.			38,000	435,480

ASML Holding NV (Netherlands)			4,270	217,588

Aspen Technology, Inc.(NON)			1,910	44,217

BMC Software, Inc.(NON)			11,300	482,284

Broadcom Corp. Class A(NON)			14,800	500,240

Brocade Communications Systems, Inc.(NON)			41,781	205,980

CA, Inc.			19,972	541,041

Cadence Design Systems, Inc.(NON)			27,200	298,928

Cirrus Logic, Inc.(NON)			1,818	54,322

Cisco Systems, Inc.			75,839	1,302,156

Coherent, Inc.(NON)			678	29,357

Coinstar, Inc.(NON)			464	31,858

Computershare, Ltd. (Australia)			7,627	58,304

Concur Technologies, Inc.(NON)			699	47,602

Dell, Inc.(NON)			40,402	505,833

EnerSys(NON)			2,312	81,082

Entegris, Inc.(NON)			7,058	60,275

Fair Isaac Corp.			3,299	139,482

FEI Co.(NON)			1,934	92,523

Fujitsu, Ltd. (Japan)			94,000	450,420

Google, Inc. Class A(NON)			4,686	2,718,208

GSI Group, Inc.(NON)			5,868	67,247

IBM Corp.			7,795	1,524,546

Infineon Technologies AG (Germany)			41,345	280,338

InnerWorkings, Inc.(NON)			2,753	37,248

Integrated Silicon Solutions, Inc.(NON)			3,147	31,753

Intel Corp.			24,439	651,299

Ixia(NON)			2,164	26,011

JDA Software Group, Inc.(NON)			2,736	81,232

KLA-Tencor Corp.			6,400	315,200

L-3 Communications Holdings, Inc.			5,700	421,857

Lam Research Corp.(NON)			6,000	226,440

LivePerson, Inc.(NON)			1,904	36,290

Manhattan Associates, Inc.(NON)			876	40,042

Mentor Graphics Corp.(NON)			5,472	82,080

Microsoft Corp.			114,039	3,488,453

Monotype Imaging Holdings, Inc.(NON)			2,020	33,875

MTS Systems Corp.			1,006	38,781

Netscout Systems, Inc.(NON)			3,216	69,433

Nova Measuring Instruments, Ltd. (Israel)(NON)			4,736	41,298

NTT Data Corp. (Japan)			34	104,400

NVIDIA Corp.(NON)			21,600	298,512

Omnivision Technologies, Inc.(NON)			1,663	22,218

Oracle Corp.			13,186	391,624

Parametric Technology Corp.(NON)			1,737	36,408

Pericom Semiconductor Corp.(NON)			4,556	41,004

Photronics, Inc.(NON)			5,360	32,696

Plantronics, Inc.			1,198	40,013

Polycom, Inc.(NON)			9,800	103,096

Procera Networks, Inc.(NON)			1,660	40,355

QLIK Technologies, Inc.(NON)			1,306	28,889

QLogic Corp.(NON)			29,450	403,171

Qualcomm, Inc.			5,105	284,246

RealD, Inc.(NON)			3,149	47,109

RealPage, Inc.(NON)			1,549	35,875

RF Micro Devices, Inc.(NON)			15,650	66,513

Rudolph Technologies, Inc.(NON)			4,378	38,176

SAP AG (Germany)			1,304	77,006

Silicon Graphics International Corp.(NON)			1,550	9,951

Skyworks Solutions, Inc.(NON)			1,249	34,185

Softbank Corp. (Japan)			5,900	219,357

Symantec Corp.(NON)			35,200	514,272

Synchronoss Technologies, Inc.(NON)			820	15,145

Tangoe, Inc.(NON)			1,229	26,190

Tech Data Corp.(NON)			3,100	149,327

Teradyne, Inc.(NON)			14,366	201,986

TIBCO Software, Inc.(NON)			2,864	85,691

TTM Technologies, Inc.(NON)			3,003	28,258

Tyler Technologies, Inc.(NON)			782	31,554

Ultimate Software Group, Inc.(NON)			550	49,016

Unisys Corp.(NON)			719	14,056

VASCO Data Security International, Inc.(NON)			9,995	81,759

Vishay Intertechnology, Inc.(NON)			13,400	126,362

Websense, Inc.(NON)			1,856	34,763

Western Digital Corp.(NON)			8,600	262,128

				31,002,926
Transportation (0.4%)

Alaska Air Group, Inc.(NON)			1,328	47,675

Central Japan Railway Co. (Japan)			69	545,308

ComfortDelgro Corp., Ltd. (Singapore)			82,000	100,480

Delta Air Lines, Inc.(NON)			46,600	510,270

International Consolidated Airlines Group SA (United Kingdom)(NON)			36,633	92,062

Neptune Orient Lines, Ltd. (Singapore)(NON)			177,000	156,237

Swift Transportation Co.(NON)			8,187	77,367

United Parcel Service, Inc. Class B			4,900	385,924

US Airways Group, Inc.(NON)			2,958	39,430

Wabtec Corp.			3,100	241,831

				2,196,584
Utilities and power (1.1%)

AES Corp. (The)(NON)			36,629	469,950

Ameren Corp.			14,100	472,914

CenterPoint Energy, Inc.			24,200	500,214

Chubu Electric Power, Inc. (Japan)			3,200	51,955

CMS Energy Corp.			15,500	364,250

DTE Energy Co.			9,500	563,635

Enel SpA (Italy)			54,850	177,005

Entergy Corp.			9,400	638,166

GDF Suez (France)			11,544	275,427

National Grid PLC (United Kingdom)			38,897	411,710

NRG Energy, Inc.(NON)			16,100	279,496

PG&E Corp.			19,800	896,346

Red Electrica Corporacion SA (Spain)			6,209	270,772

TECO Energy, Inc.			14,200	256,452

Toho Gas Co., Ltd. (Japan)			19,000	118,004

Westar Energy, Inc.			7,831	234,538

				5,980,834

Total common stocks (cost $156,998,191)				$180,068,792

CORPORATE BONDS AND NOTES (24.3%)(a)
			Principal amount	Value

Basic materials (1.7%)

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			$255,000	$260,265

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			95,000	120,889

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			60,000	66,283

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)			420,000	497,021

Ardagh Glass Finance PLC sr. unsub. notes Ser. REGS, 9 1/4s, 2016 (Ireland)		EUR	60,000	82,566

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			$170,000	164,900

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			95,000	103,313

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			120,000	128,700

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			100,000	97,500

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			290,000	344,013

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			195,000	208,894

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041			105,000	115,523

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			105,000	139,658

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015			140,000	156,118

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			315,000	343,327

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			540,000	550,472

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			375,000	382,474

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			125,000	126,324

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			150,000	146,250

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)			80,000	81,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			90,000	95,400

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			50,000	50,750

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			105,000	105,387

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			60,000	60,066

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			25,000	21,563

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			85,000	86,700

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.967s, 2014			40,000	36,900

Hexion U.S. Finance Corp./Hexion Nove Scotia Finance, ULC company guaranty sr. notes 6 5/8s, 2020			35,000	35,875

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			115,000	129,663

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			150,000	168,375

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			120,000	120,600

International Paper Co. sr. unsec. notes 9 3/8s, 2019			135,000	180,277

International Paper Co. sr. unsec. notes 7.95s, 2018			195,000	245,725

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			120,000	129,000

Louisiana-Pacific Corp. 144A sr. unsec. notes 7 1/2s, 2020			50,000	52,375

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			245,000	334,478

LyondellBasell Industries NV 144A sr. unsec. notes 5s, 2019 (Netherlands)			565,000	592,544

Momentive Performance Materials, Inc. notes 9s, 2021			100,000	75,750

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			30,000	30,075

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			60,000	61,800

Norbord, Inc. sr. unsub. notes 7 1/4s, 2012 (Canada)			10,000	10,000

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			200,000	215,500

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			135,000	—

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			277,000	378,735

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022			135,000	139,076

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019			135,000	138,671

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			175,000	232,277

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			40,000	41,800

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			160,000	161,600

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			30,000	30,000

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			240,000	279,600

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			110,000	113,575

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020			90,000	92,475

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			105,000	111,038

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			135,000	53,325

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019			10,000	7,600

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			20,000	19,732

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			195,000	217,826

				8,971,623
Capital goods (1.1%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			170,000	182,538

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			195,000	206,700

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			20,000	20,800

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			75,000	76,875

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			40,000	42,600

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			150,000	163,125

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			40,000	41,200

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			190,000	223,615

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			55,000	60,913

Bombardier, Inc. 144A sr. unsec. notes 5 3/4s, 2022 (Canada)			55,000	54,794

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			200,000	214,000

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec notes 10 1/8s, 2020			55,000	56,238

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	50,000	68,229

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			$570,000	569,003

Exide Technologies sr. notes 8 5/8s, 2018			70,000	55,213

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012			195,000	197,281

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			165,000	177,788

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			471,000	601,319

Meritor, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			25,000	26,344

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			170,000	156,400

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			130,000	137,963

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			195,000	219,862

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			50,000	52,375

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			120,000	119,700

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC 144A company guaranty sr. notes 7 3/4s, 2016			100,000	105,250

Ryerson Holding Corp. sr. disc. notes zero %, 2015			115,000	59,800

Ryerson, Inc. company guaranty sr. notes 12s, 2015			210,000	211,050

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			245,000	273,839

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			165,000	178,200

Terex Corp. company guaranty sr. unsec. notes 10 7/8s, 2016			50,000	56,063

Terex Corp. sr. unsec. sub. notes 8s, 2017			115,000	119,313

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			230,000	235,175

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			127,000	139,700

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			135,000	148,163

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			437,000	520,865

United Technologies Corp. sr. unsec. unsub notes 4 1/2s, 2042			95,000	104,348

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			60,000	62,872

				5,939,513
Communication services (2.4%)

Adelphia Communications Corp. escrow bonds zero %, 2012			125,000	938

AMC Networks, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2021			25,000	27,563

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			205,000	210,880

American Tower Corp. sr. unsec. notes 7s, 2017(R)			317,000	368,347

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			95,000	112,884

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			926,000	1,153,417

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030			80,000	104,406

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			75,000	78,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			330,000	367,950

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			60,000	64,800

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			40,000	43,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			115,000	122,763

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			65,000	71,663

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			70,000	74,900

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			50,000	54,250

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			395,000	397,784

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			185,000	199,338

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			95,000	91,675

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			40,000	41,600

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			145,000	131,950

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			596,000	765,512

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			13,000	14,664

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			165,000	193,100

Cox Communications, Inc. 144A notes 5 7/8s, 2016			64,000	74,342

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			200,000	191,000

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			80,000	85,800

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			115,000	124,857

CSC Holdings, LLC 144A sr. unsec. unsub. notes 6 3/4s, 2021			60,000	63,900

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)			163,000	226,249

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			90,000	91,575

Equinix, Inc. sr. unsec. notes 7s, 2021			65,000	71,825

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			201,000	210,310

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			35,000	37,625

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			65,000	68,900

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			125,000	134,375

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			110,000	116,875

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			90,000	97,875

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	100,463

Intelsat Jackson Holdings SA 144A company guaranty sr. unsec notes 7 1/4s, 2020 (Bermuda)			75,000	78,750

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			237,812	245,541

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			255,000	262,650

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			95,000	98,088

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			135,000	172,767

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			80,000	86,400

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			80,000	84,000

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			20,000	20,525

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			25,000	27,438

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			55,000	55,963

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			125,000	130,156

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			20,000	20,025

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			80,000	83,400

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			30,000	27,188

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			135,000	115,763

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			205,000	220,888

Qwest Corp. notes 6 3/4s, 2021			415,000	467,990

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			55,000	60,354

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			10,000	10,950

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			88,000	93,720

Sprint Capital Corp. company guaranty 6 7/8s, 2028			245,000	197,225

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			160,000	164,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			190,000	181,925

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			215,000	241,338

Sprint Nextel Corp. 144A sr. unsec. notes 9 1/8s, 2017			85,000	89,250

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2014			325,000	361,851

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			230,000	280,319

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			492,000	706,068

Verizon New Jersey, Inc. debs. 8s, 2022			165,000	219,333

Verizon Pennsylvania, Inc. debs. 8.35s, 2030			505,000	663,631

Videotron Ltee 144A sr. unsec. notes 5s, 2022 (Canada)			110,000	111,650

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			75,000	83,625

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			320,000	258,400

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			70,000	75,250

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			280,000	305,200

				12,689,476
Consumer cyclicals (3.6%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	16,238

ADT Corp./The 144A company guaranty sr. unsec notes 4 7/8s, 2042			262,000	256,608

ADT Corp./The 144A company guaranty sr. unsec notes 3 1/2s, 2022			368,000	366,191

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			250,000	213,125

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			180,000	194,400

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			114,000	119,700

American Media, Inc. 144A notes 13 1/2s, 2018			7,394	6,950

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			75,000	76,875

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			85,000	87,020

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			30,000	30,000

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			65,000	70,769

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			30,000	30,600

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			135,000	129,600

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			10,000	8,700

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			40,000	34,900

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			170,000	143,650

Building Materials Corp. 144A sr. notes 7s, 2020			45,000	48,488

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			85,000	90,313

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			75,000	80,250

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			80,000	84,800

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			125,000	85,469

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			330,000	360,113

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			55,000	56,925

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			160,000	205,607

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			75,000	75,938

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			35,000	38,850

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			145,000	129,775

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			40,000	41,900

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			260,000	267,800

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			110,000	113,025

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			20,000	22,150

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			80,000	86,800

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			251,162	276,906

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			60,000	52,200

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			100,000	85,500

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			135,000	147,150

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. sub. notes 7 5/8s, 2020			75,000	73,313

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			90,000	93,488

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			85,000	80,113

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			200,000	229,442

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			95,000	109,488

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			165,000	178,200

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			105,000	112,875

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			350,000	366,698

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			305,000	312,244

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			140,000	164,850

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			285,000	347,929

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			395,000	419,443

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			220,000	228,800

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			150,000	157,875

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019			75,000	81,000

Home Depot, Inc. (The) sr. unsec. notes 5.95s, 2041			300,000	390,314

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			225,000	250,313

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			105,000	107,625

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	64,555

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$100,000	112,500

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			50,000	55,000

Lamar Media Corp. 144A sr. sub. notes 5 7/8s, 2022			30,000	30,750

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			60,000	62,550

Liberty Interactive, LLC debs. 8 1/4s, 2030			120,000	123,300

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			90,000	98,550

Limited Brands, Inc. sr. notes 5 5/8s, 2022			45,000	46,350

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			165,000	170,363

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			110,000	127,136

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			190,000	198,824

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			85,000	89,261

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			350,000	351,914

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			175,000	14,000

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			120,000	123,600

MGM Resorts International company guaranty sr. notes 9s, 2020			20,000	22,200

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			75,000	75,375

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			90,000	92,700

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			60,000	61,050

MGM Resorts International sr. notes 10 3/8s, 2014			20,000	22,550

MGM Resorts International 144A company guaranty sr. unsec. notes 8 5/8s, 2019			65,000	69,550

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			80,000	85,001

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			271,350	283,561

Navistar International Corp. sr. notes 8 1/4s, 2021			244,000	234,240

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			80,000	79,600

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			300,000	359,959

News America Holdings, Inc. debs. 7 3/4s, 2045			363,000	443,896

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			165,000	182,738

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			110,000	115,500

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			80,000	78,200

Owens Corning company guaranty sr. unsec. notes 9s, 2019			235,000	292,575

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			25,000	27,688

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			170,000	176,375

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			55,000	60,088

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			135,000	143,438

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			30,000	32,625

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			95,000	103,550

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			160,000	152,000

QVC Inc. 144A sr. notes 7 3/8s, 2020			115,000	127,363

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			10,000	10,000

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			140,000	132,650

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			25,000	25,625

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			25,000	25,813

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			130,000	143,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			80,000	82,800

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			125,000	140,625

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			140,000	135,800

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			40,000	38,400

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			235,000	222,075

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			65,000	66,138

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Germany)			215,000	227,900

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			85,000	91,163

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			46,000	49,910

Sears Holdings Corp. company guaranty 6 5/8s, 2018			50,000	44,625

Spectrum Brands Holdings, Inc. Company guaranty sr. notes 9 1/2s, 2018			115,000	129,950

Spectrum Brands Holdings, Inc. 144A company guaranty sr. notes 9 1/2s, 2018			45,000	50,850

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			85,000	87,763

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			90,000	94,950

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			80,000	83,600

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			115,000	155,774

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			565,000	628,763

Time Warner, Inc. debs. 9.15s, 2023			105,000	145,929

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			460,000	479,938

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			50,000	49,125

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			215,000	234,888

TransUnion Holding Co., Inc. 144A sr. notes 9 5/8s, 2018(PIK)			30,000	32,400

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			35,000	13,388

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			65,000	47,531

Travelport, LLC 144A sr. notes FRN 6.461s, 2016			26,000	19,890

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			59,000	41,300

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	55,000	73,012

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			$120,000	128,400

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			185,000	186,388

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			198,000	279,263

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			120,000	143,494

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040			655,000	766,088

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			120,000	122,838

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			50,000	55,483

Whirlpool Corp. sr. unsec. unsub notes 4.7s, 2022			130,000	131,432

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			60,000	66,450

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			70,000	78,050

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			160,000	172,000

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			80,000	81,400

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			125,000	132,813

				18,979,444
Consumer staples (1.7%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			185,000	255,997

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			450,000	536,229

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			30,000	33,375

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			50,000	54,750

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			75,000	77,156

Avis Budget Car Rental, LLC 144A company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			25,000	26,813

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			10,000	12,484

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			90,000	93,812

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			140,000	159,425

Carrols Restaurant Group, Inc. 144A company guaranty sr. notes 11 1/4s, 2018			30,000	31,500

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			128,338	141,332

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			60,000	51,300

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			107,912	91,995

Claire's Stores, Inc. 144A sr. notes 9s, 2019			90,000	91,013

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			130,000	147,225

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			45,000	48,375

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			140,000	151,550

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			205,000	242,492

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			110,000	119,900

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			50,000	55,750

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			115,000	122,188

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			40,000	41,500

Delhaize Group company guaranty sr. unsec notes 4 1/8s, 2019 (Belgium)			80,000	77,401

Delhaize Group company guaranty sr. unsec. unsub. bonds 5 7/8s, 2014 (Belgium)			370,000	388,742

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2017 (United Kingdom)			235,000	282,494

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			135,000	191,704

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			145,000	158,775

Dole Food Co. sr. notes 13 7/8s, 2014			21,000	23,756

Dole Food Co. 144A sr. notes 8s, 2016			35,000	36,531

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			190,000	208,525

General Mills, Inc. sr. unsec. notes 5.65s, 2019			200,000	241,432

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			75,000	80,438

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	70,000	95,269

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$40,000	45,500

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			35,000	34,038

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			140,000	130,200

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2042			65,000	68,794

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			350,000	449,902

Landry's Acquisition Co. 144A sr. unsec. notes 9 3/8s, 2020			60,000	60,900

Libbey Glass, Inc. 144A company guaranty sr. notes 6 7/8s, 2020			60,000	61,650

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			300,000	419,146

McDonald's Corp. sr. unsec. notes 5.7s, 2039			270,000	351,719

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			95,000	104,263

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			82,000	109,551

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			40,000	42,200

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			250,000	273,750

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			375,000	401,250

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			105,000	107,100

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			157,000	160,533

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020			90,000	90,225

Service Corporation International sr. notes 7s, 2019			90,000	96,750

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			65,000	74,181

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			80,000	82,400

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.85s, 2016			470,000	537,563

UR Financing Escrow Corp. 144A company guaranty notes 5 3/4s, 2018			30,000	31,200

UR Financing Escrow Corp. 144A sr. unsec. notes 7 5/8s, 2022			45,000	47,138

UR Merger Sub Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			165,000	183,150

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			175,000	188,346

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			120,000	125,400

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			30,000	30,675

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			295,000	332,694

				9,011,446
Energy (2.8%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			35,000	29,400

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			70,000	59,850

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			450,000	566,521

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			60,000	68,135

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			265,000	276,716

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			10,000	8,450

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			100,000	84,500

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			45,000	20,925

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			50,000	52,250

Aurora USA Oil & Gas Inc.. 144A sr. notes 9 7/8s, 2017			60,000	61,350

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			570,000	605,807

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			185,000	193,325

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			155,000	172,244

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	37,013

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			25,000	24,313

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			40,000	38,800

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	34,300

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			110,000	99,000

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			110,000	114,125

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	49,500

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			380,000	399,000

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			20,000	20,750

Continental Resources, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			100,000	101,500

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			230,000	242,938

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			35,000	34,475

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			109,000	119,355

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			45,000	46,688

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. notes 6 7/8s, 2019			40,000	41,800

EP Energy, LLC/EP Energy Finance, Inc. 144A sr. unsec. notes 9 3/8s, 2020			185,000	191,706

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			215,000	187,050

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			60,000	62,700

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			55,000	50,188

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			150,000	141,750

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			95,000	95,713

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			288,000	340,183

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 6.51s, 2022 (Russia)			438,000	485,637

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,200,000	1,339,608

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			165,000	157,163

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			10,000	9,700

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			100,000	100,000

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			92,000	92,000

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			40,000	51,867

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			100,000	97,500

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			25,000	24,250

Kodiak Oil & Gas Corp. 144A sr. notes 8 1/8s, 2019			160,000	164,800

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			160,000	178,400

Laredo Petroleum, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			35,000	36,400

Lone Pine Resources Canada, Ltd. 144A company guaranty sr. notes 10 3/8s, 2017 (Canada)			45,000	42,413

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			125,000	142,057

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			50,000	51,063

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			110,000	83,600

Motiva Enterprises, LLC 144A sr. unsec. unsub. notes 5.2s, 2012			70,000	70,550

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			165,000	169,125

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			90,000	94,050

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			285,000	309,275

Northern Oil and Gas, Inc. 144A company guaranty sr. unsec notes 8s, 2020			85,000	84,575

Oasis Petroleum, Inc. company guaranty sr. unsec notes 6 7/8s, 2023			60,000	60,000

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			170,000	184,450

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			75,000	81,375

PDC Energy, Inc. company guaranty sr. unsec. notes 12s, 2018			255,000	272,850

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			160,000	176,000

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			20,000	20,250

Peabody Energy Corp. 144A sr. unsec. notes 6s, 2018			160,000	159,200

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			170,000	169,150

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			335,000	376,732

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,465,000	1,239,844

Petronas Capital, Ltd. 144A company guaranty unsec. unsub. notes 5 1/4s, 2019 (Malaysia)			325,000	373,473

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			165,000	168,300

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			185,000	180,144

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			85,000	92,225

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			40,000	39,500

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			125,000	136,250

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			165,000	173,250

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			225,000	223,875

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			50,000	49,375

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			90,000	91,125

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			585,000	623,354

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			50,000	51,250

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			45,000	45,788

SM Energy Co. 144A sr. notes 6 1/2s, 2023			20,000	20,325

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			170,000	201,165

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			20,000	21,250

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			60,000	60,525

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			270,000	393,051

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			90,000	101,437

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017			100,000	115,479

Whiting Petroleum Corp. company guaranty 7s, 2014			85,000	90,100

Williams Cos., Inc. (The) notes 7 3/4s, 2031			9,000	11,172

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			30,000	37,888

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			35,000	34,825

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			135,000	136,688

				14,668,018
Financials (6.0%)

Abbey National Treasury Service bank guaranty sr. unsec. unsub. notes FRN 2.046s, 2014 (United Kingdom)			255,000	244,006

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			560,000	570,164

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			65,000	57,281

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			315,000	411,204

Aflac, Inc. sr. unsec. notes 6.9s, 2039			135,000	163,653

Air Lease Corp. 144A sr. notes 5 5/8s, 2017			90,000	88,425

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			80,000	84,265

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			115,000	125,350

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			50,000	57,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			50,000	56,188

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2017			35,000	35,438

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.667s, 2014			114,000	109,363

Ally Financial, Inc. unsec. sub. notes 8s, 2018			60,000	66,450

American Express Co. sr. unsec. notes 8 1/8s, 2019			625,000	832,252

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068			430,000	466,550

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			639,000	704,038

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			355,000	368,209

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			365,000	411,541

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, 2049 (France)			310,000	260,400

Bank of America Corp. sr. unsec. unsub notes 5 7/8s, 2042			185,000	202,319

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			615,000	675,352

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017			750,000	780,848

Bank of Montreal sr. unsec. unsub. bonds 2 1/8s, 2013 (Canada)			200,000	203,274

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			140,000	147,601

Bank of New York Mellon Corp. (The) sr. unsec. unsub notes 1.969s, 2017(STP)			205,000	206,610

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			65,000	67,336

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)			325,000	248,625

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			355,000	418,811

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			420,000	424,386

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			46,000	54,994

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			155,000	167,724

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, 2049 (France)			261,000	217,935

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			140,000	151,718

Capital One Capital III company guaranty jr. unsec. sub. notes 7.686s, 2036			255,000	256,913

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			200,000	200,250

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			95,000	100,700

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			35,000	39,725

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			75,000	76,500

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			95,000	98,088

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			60,000	61,800

CIT Group, Inc. 144A bonds 7s, 2017			347,439	348,091

CIT Group, Inc. 144A bonds 7s, 2016			155,000	155,388

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			90,000	92,475

Citigroup Capital XXI company guaranty jr. unsec. sub. notes FRN 8.3s, 2057			105,000	105,263

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			5,000	5,583

Citigroup, Inc. sub. notes 5s, 2014			180,000	184,512

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032			976,000	1,017,692

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2017			105,000	109,719

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			115,000	123,913

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			205,000	202,950

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity			1,000,000	830,000

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			339,000	384,227

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			150,000	152,625

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			10,000	11,463

GATX Financial Corp. notes 5.8s, 2016			130,000	139,375

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067			1,450,000	1,491,688

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			525,000	650,046

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			1,105,000	1,260,236

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub notes 5 1/8s, 2022			160,000	163,271

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019(R)			320,000	325,762

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			290,000	311,184

HSBC Finance Capital Trust IX FRN 5.911s, 2035			400,000	375,500

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			310,000	335,641

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			365,000	401,973

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			80,000	81,500

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			23,000	23,316

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			195,000	207,188

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			25,000	25,563

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			250,000	250,000

iStar Financial, Inc. 144A sr. unsec. notes 9s, 2017(R)			80,000	78,400

JPMorgan Chase & Co. sr. notes 6s, 2018			336,000	385,681

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036			1,320,000	1,320,000

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			510,000	500,172

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			236,000	264,069

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			385,000	427,350

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			45,000	46,913

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			60,000	60,450

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			50,000	55,125

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			25,000	26,438

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			425,000	448,329

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			65,000	67,763

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			45,000	46,800

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			75,000	76,125

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			1,129,000	1,172,572

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			190,000	197,600

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			20,000	20,850

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			110,000	102,300

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			355,000	360,621

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038			245,000	289,100

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			105,000	105,175

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			185,000	178,063

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes 3.95s, 2015 (United Kingdom)			365,000	371,523

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			100,000	105,538

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			93,000	89,871

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			300,000	276,969

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			300,000	304,500

Simon Property Group LP sr. unsec. unsub notes 3 3/8s, 2022(R)			155,000	155,685

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			7,000	7,867

SLM Corp. sr. notes Ser. MTN, 8s, 2020			155,000	169,725

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			110,000	123,200

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			55,000	54,863

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			180,000	189,830

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			600,000	620,202

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,887,000	1,978,991

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			500,000	582,609

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			60,000	69,862

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			155,000	160,399

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	86,773

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, perpetual maturity			230,000	225,559

Willis Group North America, Inc. company guaranty 6.2s, 2017			40,000	45,001

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037			426,000	417,480

				31,946,273
Health care (1.2%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			126,000	148,571

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			318,000	416,037

Amgen, Inc. sr. unsec. notes 3.45s, 2020			500,000	518,203

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			99,000	134,212

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			80,000	82,400

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			110,000	117,494

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			115,000	119,025

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			115,000	122,475

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			350,000	376,570

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	130,530

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$130,000	130,650

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			165,000	179,231

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			90,000	93,938

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			130,000	141,375

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			85,000	88,613

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			110,000	117,975

HCA, Inc. sr. notes 6 1/2s, 2020			350,000	379,750

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			100,000	108,500

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			175,000	178,938

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			125,000	123,750

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			110,000	120,313

Johnson & Johnson sr. unsec. notes 4.85s, 2041			335,000	412,742

Kinetics Concept/KCI USA 144A company guaranty notes 10 1/2s, 2018			190,000	199,500

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			105,000	95,025

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			85,000	93,075

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			65,000	69,388

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			60,000	75,511

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			35,000	35,088

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			38,449	38,930

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			80,000	85,000

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			34,000	38,930

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			125,000	131,875

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			115,000	129,088

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			410,000	430,836

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			380,000	404,921

USPI Finance Corp. 144A sr. unsec. notes 9s, 2020			75,000	79,500

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			35,000	35,350

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			25,000	25,844

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			35,000	36,488

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			4,000	2,660

WellPoint, Inc. notes 7s, 2019			260,000	323,549

				6,571,850
Technology (1.2%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			25,000	27,125

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			120,000	132,000

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			20,000	16,600

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			60,000	49,650

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			125,000	115,938

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			205,000	198,850

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			595,000	647,174

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			325,000	346,938

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			365,000	429,434

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			55,000	56,100

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			60,000	67,500

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			20,000	22,050

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			140,000	140,175

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			104,181	106,525

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			220,000	220,000

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			95,000	96,900

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			77,000	82,775

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			245,000	262,150

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			125,000	134,168

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			183,000	207,024

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			255,000	323,265

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			150,000	173,106

Iron Mountain, Inc. company guaranty 8 3/4s, 2018			5,000	5,163

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	48,645

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			25,000	26,500

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			119,000	91,333

Lawson Software, Inc. 144A sr. notes 11 1/2s, 2018			50,000	56,500

Lawson Software, Inc. 144A sr. notes 9 3/8s, 2019			55,000	58,713

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			475,000	553,114

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			195,000	222,300

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			310,000	379,821

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			420,000	418,806

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			75,000	82,969

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			165,000	175,725

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			105,000	113,925

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			230,000	279,587

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			164,000	184,846

				6,553,394
Transportation (0.4%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			185,000	190,550

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			230,000	238,050

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			65,000	74,312

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			300,000	356,036

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			470,000	481,518

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			139,619	158,468

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019			371,764	373,623

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			155,000	168,175

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014			100,000	107,823

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			105,197	109,800

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			115,000	69,575

				2,327,930
Utilities and power (2.2%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			150,000	170,625

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			200,000	222,500

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			120,000	137,477

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			60,000	61,911

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			55,000	73,304

Beaver Valley Funding Corp. sr. bonds 9s, 2017			308,000	318,595

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			288,000	323,828

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			75,000	81,938

Calpine Corp. 144A sr. notes 7 1/4s, 2017			175,000	188,125

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			25,000	27,533

Commonwealth Edison Co. 1st mtge. 5.9s, 2036			208,000	269,759

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			205,000	218,488

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			145,000	156,600

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.761s, 2066			853,000	764,717

Dominion Resources, Inc. unsub. notes 5.7s, 2012			126,000	127,289

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			435,000	445,179

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			165,000	110,550

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			40,000	22,500

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			20,000	12,200

Edison Mission Energy sr. unsec. notes 7.2s, 2019			135,000	75,263

Edison Mission Energy sr. unsec. notes 7s, 2017			5,000	2,800

El Paso Corp. sr. unsec. notes 7s, 2017			210,000	238,215

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			35,000	39,352

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)			70,000	82,903

Electricite de France SA (EDF) 144A notes 6 1/2s, 2019 (France)			245,000	288,361

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			75,000	80,063

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			107,000	116,363

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			140,000	153,650

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			140,000	149,461

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			120,000	128,605

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			375,000	373,392

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			170,000	165,750

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			65,000	70,606

ITC Holdings Corp. 144A notes 5 7/8s, 2016			285,000	327,492

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			225,000	261,065

Kansas Gas and Electric Co. bonds 5.647s, 2021			62,078	67,902

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			300,000	360,188

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029			430,000	565,948

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019			310,000	396,570

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			40,000	42,400

NRG Energy, Inc. company guaranty 7 3/8s, 2017			55,000	57,200

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			265,000	267,650

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			125,000	139,541

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			153,000	192,809

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016			985,000	1,119,440

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			465,000	468,430

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			90,000	101,493

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			215,000	271,258

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			337,000	338,685

Spectra Energy Capital, LLC sr. notes 8s, 2019			215,000	272,306

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,677

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			130,000	44,200

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			361,544	66,434

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			110,000	75,075

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			155,000	159,612

Union Electric Co. sr. notes 6.4s, 2017			265,000	317,957

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			45,000	52,800

				11,670,034

Total corporate bonds and notes (cost $119,230,239)				$129,329,001

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.3%)

Government National Mortgage Association Pass-Through Certificates 4 1/2s, TBA, July 1, 2042			$21,000,000	$22,960,547

				22,960,547
U.S. Government Agency Mortgage Obligations (17.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, July 1, 2042			1,000,000	1,048,828

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018			143,061	158,295
5 1/2s, TBA, July 1, 2042			33,000,000	35,993,202
4s, TBA, July 1, 2042			37,000,000	39,378,946
4s, TBA, July 1, 2027			14,000,000	14,890,313
3 1/2s, TBA, July 1, 2042			2,000,000	2,101,875

				93,571,459

Total U.S. government and agency mortgage obligations (cost $116,336,324)				$116,532,006

U.S. TREASURY OBLIGATIONS (-%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities
1 7/8s, July 15, 2013(i)			$28,805	$29,759
1 7/8s, July 15, 2019(i)			102,341	123,385

Total U.S. treasury Obligations (cost $153,144)				$153,144

MORTGAGE-BACKED SECURITIES (5.4%)(a)
			Principal amount	Value

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			$643,944	$78,481

Banc of America Commercial Mortgage, Inc. Ser. 06-5, Class A2, 5.317s, 2047			1,938,764	1,949,824

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.039s, 2042			4,611,075	56,513
Ser. 04-5, Class XC, IO, 0.878s, 2041			6,250,521	92,495
Ser. 07-5, Class XW, IO, 0.58s, 2051			17,011,112	247,240
Ser. 05-1, Class XW, IO, 0.074s, 2042			16,065,393	8,756

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.799s, 2046			3,119,660	128,686
Ser. 09-RR7, Class 2A7, IO, 1.564s, 2047			8,793,563	365,812
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047			8,054,165	205,381
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046			8,181,724	208,634

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 04-PR3I, Class X1, IO, 1.156s, 2041			3,516,281	51,647

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.212s, 2038(F)			9,173,650	155,951

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			1,396,919	36,599
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047			849,829	18,101
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046			1,833,106	34,829
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			969,223	13,666

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.161s, 2049			68,146,021	948,593

Commercial Mortgage Pass-Through Certificates 144A Ser. 06-C8, Class XS, IO, 0.198s, 2046			35,025,584	518,244

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.595s, 2035			374,559	221,926
FRB Ser. 07-OH1, Class A1D, 0.455s, 2047			3,031,299	1,606,589
FRB Ser. 06-OA12, Class A2, 0.454s, 2046			2,540,132	1,041,454
FRB Ser. 06-OA10, Class 4A1, 0.435s, 2046			1,171,433	650,145
FRB Ser. 07-OA3, Class 1A1, 0.385s, 2047			434,115	277,834

Credit Suisse Mortgage Capital Certificates Ser. 06-C5, Class AX, IO, 0.214s, 2039			14,370,434	199,749

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ, 5.1s, 2038(F)			91,000	90,979

CS First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.952s, 2038			9,778,660	81,114

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.82s, 2037			315,091	513,122
IFB Ser. 2979, Class AS, 23.387s, 2034			53,928	73,512
IFB Ser. 3072, Class SB, 22.764s, 2035			469,718	731,324
IFB Ser. 3249, Class PS, 21.477s, 2036			470,953	708,942
IFB Ser. 3065, Class DC, 19.135s, 2035			316,266	495,747
IFB Ser. 2990, Class LB, 16.328s, 2034			364,880	508,362
IFB Ser. 3835, Class SC, IO, 6.408s, 2038			1,692,846	301,123
IFB Ser. 3708, Class SQ, IO, 6.308s, 2040			1,515,697	216,593
IFB Ser. 3934, Class SA, IO, 6.158s, 2041			2,878,452	496,590
Ser. 3747, Class HI, IO, 4 1/2s, 2037			133,230	14,148
Ser. 3751, Class MI, IO, 4s, 2034			2,819,564	106,072
Ser. 3391, PO, zero %, 2037			37,674	33,794
Ser. 3300, PO, zero %, 2037			291,707	271,219
Ser. 3206, Class EO, PO, zero %, 2036			24,325	22,648
FRB Ser. 3326, Class YF, zero %, 2037			7,083	7,012
FRB Ser. 3326, Class WF, zero %, 2035			32,937	30,302

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.429s, 2036			145,684	262,030
IFB Ser. 06-8, Class HP, 23.667s, 2036			290,223	490,656
IFB Ser. 05-45, Class DA, 23.521s, 2035			512,145	839,118
IFB Ser. 05-75, Class GS, 19.514s, 2035			212,512	309,294
IFB Ser. 05-106, Class JC, 19.364s, 2035			104,304	168,289
IFB Ser. 05-83, Class QP, 16.756s, 2034			68,686	94,100
Ser. 07-64, Class LO, PO, zero %, 2037			179,610	166,351
Ser. 07-14, Class KO, PO, zero %, 2037			106,474	97,860
Ser. 06-125, Class OX, PO, zero %, 2037			17,209	16,491
Ser. 06-84, Class OT, PO, zero %, 2036			18,445	17,399
FRB Ser. 06-104, Class EK, zero %, 2036			1,627	1,616

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.081s, 2020(F)			546,416	11,804

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.513s, 2033			489,134	33

GE Capital Commercial Mortgage Corp. 144A Ser. 05-C3, Class XC, IO, 0.113s, 2045			163,235,398	829,668

GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1, Class X1, IO, 0.299s, 2043			11,413,364	147,118

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			492	441

Government National Mortgage Association
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			2,084,487	295,893
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			3,197,466	279,842
Ser. 06-36, Class OD, PO, zero %, 2036			11,093	10,333
Ser. 99-31, Class MP, PO, zero %, 2029			12,087	11,333

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			970,959	36,702

Greenwich Capital Commercial Funding Corp. 144A Ser. 05-GG3, Class XC, IO, 0.917s, 2042			19,908,523	286,882

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030(F)			158,499	160,086
Ser. 06-GG6, Class XC, IO, 0.151s, 2038			19,459,283	35,708

Harborview Mortgage Loan Trust FRB Ser. 05-16, Class 3A1A, 0.493s, 2036			1,406,024	766,283

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.425s, 2037			3,280,877	1,755,269

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LDPX, Class A3S, 5.317s, 2049			857,000	875,434
Ser. 06-LDP8, Class X, IO, 0.734s, 2045			11,817,527	214,618

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 05-CB12, Class X1, IO, 0.144s, 2037			7,754,599	74,072
Ser. 06-LDP6, Class X1, IO, 0.092s, 2043			16,122,549	54,156

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			136,004	137,335
Ser. 99-C1, Class G, 6.41s, 2031			145,590	144,862
Ser. 98-C4, Class H, 5.6s, 2035			215,000	232,606

LB-UBS Commercial Mortgage Trust Ser. 06-C7, Class A2, 5.3s, 2038			212,835	212,835

LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.503s, 2040			23,664,593	180,774
Ser. 06-C7, Class XCL, IO, 0.332s, 2038			14,416,388	202,219
Ser. 05-C7, Class XCL, IO, 0.151s, 2040			24,378,086	148,950

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, IO, 0.8s, 2047			1,023,424	29,423

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.529s, 2028(F)			9,113	210

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.041s, 2050			199,000	205,361
Ser. 03-KEY1, Class B, 5.334s, 2035			1,863,000	1,906,926
Ser. 05-MCP1, Class XC, IO, 0.248s, 2043			10,898,253	122,126

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 1.05s, 2039			8,062,496	114,270

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.301s, 2045			2,002,474	150,186
Ser. 05-C3, Class X, IO, 6.088s, 2044			544,181	40,814
Ser. 07-C5, Class X, IO, 5.186s, 2049			458,271	34,370

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035			213,000	213,151

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			428,000	443,280

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			1,921,056	70,887
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			661,899	14,231
FRB Ser. 06-AR8, Class A1A, 0.445s, 2036			808,320	421,842
Ser. 06-AR8, Class X, IO, 0.4s, 2036			2,875,759	38,535

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.62s, 2039(F)			304,000	311,508

Wachovia Bank Commercial Mortgage Trust Ser. 07-C30, Class A3, 5.246s, 2043			214,647	222,303

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.513s, 2042			20,015,313	183,340
Ser. 06-C26, Class XC, IO, 0.091s, 2045			7,388,433	20,614
Ser. 06-C23, Class XC, IO, 0.081s, 2045			30,486,117	140,541

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036(F)			44,000	37,403

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-HY1, Class A3A, 0.475s, 2037			1,147,253	622,385

Total mortgage-backed securities (cost $24,725,154)				$28,731,918

PURCHASED OPTIONS OUTSTANDING (1.8%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		$1,636,440	$163,693

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		1,636,440	70,318

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		2,499,000	380,573

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		2,420,000	222,398

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		2,420,000	220,704

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		2,499,000	66,273

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		2,420,000	32,234

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		2,420,000	30,056

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		8,548,000	1,541,888

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		8,548,000	182,243

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		4,712,517	879,605

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		4,712,517	96,338

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11		19,739,000	148,832

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		2,169,000	252,428

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		2,169,000	20,671

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		2,169,000	262,449

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		2,169,000	19,521

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		2,045,000	237,240

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		2,045,000	236,218

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		2,045,000	19,468

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		2,045,000	17,955

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		349,000	6,575

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		349,000	6,348

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		226,000	10,647

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		226,000	1,916

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		575,000	54,136

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		575,000	14,461

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		349,000	5,999

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		349,000	5,636

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		226,000	10,283

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		226,000	1,505

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		349,000	5,263

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		226,000	9,854

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		226,000	1,071

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		908,000	33,505

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		226,000	9,521

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		226,000	716

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		575,000	45,920

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		575,000	6,250

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		908,000	31,553

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		3,084,000	55,666

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		226,000	9,119

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		226,000	323

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		4,382,500	424,620

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		4,382,500	131

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		908,000	29,555

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		4,277,747	623,610

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		4,277,747	4

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		3,564,789	570,081

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		3,564,789	516,859

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		3,564,789	4

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		3,564,789	4

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		1,425,916	226,835

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		1,425,916	1

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		3,564,789	577,353

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		398,000	14,320

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		3,564,789	4

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		3,347,359	543,410

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		3,347,359	3

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		3,554,391	560,705

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		3,554,391	4

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		349,000	743

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		349,000	743

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		349,000	743

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		349,000	743

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		349,000	743

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		226,000	8,857

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		226,000	14

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		1,928,000	56,529

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		1,928,000	56,529

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		1,928,000	58,476

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		908,000	28,112

Total purchased options outstanding (cost $7,403,892)				$9,727,107

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$155,000	$105,400

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			965,000	851,175

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,615,000	4,331,973

Indonesia (Republic of) 144A notes 5 1/4s, 2042			520,000	544,050

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			310,000	337,900

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024			460,000	497,950

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			200,000	167,000

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			2,300,000	2,259,750

Total foreign government and agency bonds and notes (cost $10,315,920)				$9,095,198

COMMODITY LINKED NOTES (0.7%)(a)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$1,747,000	$1,830,157

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			1,747,000	1,832,050

Total commodity Linked Notes (cost $3,494,000)				$3,662,207

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

iShares Russell 2000 Value Index Fund			568	$39,982

SPDR S&P 500 ETF Trust			25,157	3,428,144

Total investment Companies (cost $2,169,355)				$3,468,126

SENIOR LOANS (0.5%)(a)(c)
			Principal amount	Value

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			$175,000	$164,469

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			100,386	99,633

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 6 1/4s, 2017			56,430	56,077

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018			285,189	252,036

CCM Merger, Inc. bank term loan FRN Ser. B, 6s, 2017			136,662	135,124

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014			38,360	35,451

Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017			85,000	84,190

Claire's Stores, Inc. bank term loan FRN 3.056s, 2014			38,026	36,003

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.639s, 2014			44,292	40,195

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			59,671	59,521

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			62,319	61,248

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			79,524	78,555

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			70,763	64,493

Goodman Global, Inc. bank term loan FRN 9s, 2017			73,182	74,005

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			123,948	123,638

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			128,375	125,968

Intelsat SA bank term loan FRN 3.24s, 2014 (Luxembourg)			460,000	447,810

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			119,700	119,850

National Bedding Company, LLC bank term loan FRN Ser. B, 4 3/8s, 2013			38,547	38,547

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			120,000	118,399

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.741s, 2017			106,302	63,393

Univision Communications, Inc. bank term loan FRN 4.489s, 2017			111,490	104,940

West Corp. bank term loan FRN Ser. B2, 2.653s, 2013			22,944	22,857

West Corp. bank term loan FRN Ser. B5, 4.489s, 2016			55,509	55,051

Total senior loans (cost $2,494,973)				$2,461,453

ASSET-BACKED SECURITIES (0.3%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-HE7, Class 2A2, 0.405s, 2036			$960,474	$518,656

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-FF1, Class A2B, 0.335s, 2038			1,777,184	848,605

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.992s, 2032			93,205	39,146

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			332,920	33,292

Total asset-backed securities (cost $1,515,939)				$1,439,699

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			349	$310,926

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			7,800	187,590

Total preferred stocks (cost $399,432)				$498,516

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.(R)			5,720	$108,959

General Motors Co. Ser. B, $2.375 cv. pfd.			4,439	147,330

Lucent Technologies Capital Trust I 7.75% cv. pfd.			87	57,855

United Technologies Corp. $3.75 cv. pfd.(NON)			1,100	57,959

Total convertible preferred stocks (cost $466,866)				$372,103

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$50,000	$45,938

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			24,000	33,360

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			124,000	107,725

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			27,000	28,215

Total convertible bonds and notes (cost $195,922)				$215,238

MUNICIPAL BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$135,000	$142,256
4.071s, 1/1/14			35,000	36,170

Total municipal bonds and notes (cost $170,000)				$178,426

WARRANTS (-%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	12	$318

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	0.01	34,898	8,376

Total warrants (cost $7,016)				$8,694

SHORT-TERM INVESTMENTS (32.7%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.169% to 0.170%, May 30, 2013(SEGSF)			$5,000,000	$4,991,255

U.S. Treasury Bills with an effective yield of 0.182%, May 2, 2013(SEG)(SEGSF)			15,000,000	14,976,285

U.S. Treasury Bills with effective yields ranging from 0.092% to 0.094%, August 23, 2012(SEG)(SEGSF)			13,242,000	13,240,149

U.S. Treasury Bills zero % July 26, 2012(i)			121,000	121,000

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, September 10, 2012			5,000,000	4,998,077

Straight-A Funding, LLC commercial paper with an effective yield of 0.148%, July 31, 2012			10,500,000	10,499,370

SSgA Prime Money Market Fund 0.09%(P)			2,102,114	2,102,114

Putnam Cash Collateral Pool, LLC 0.22%(d)			724,025	724,025

Putnam Money Market Liquidity Fund 0.12%(e)			122,292,382	122,292,382

Total short-term investments (cost $173,946,146)				$173,944,657

TOTAL INVESTMENTS

Total investments (cost $620,022,513)(b)				$659,886,285

FORWARD CURRENCY CONTRACTS at 6/30/12 (aggregate face value $363,274,561) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	7/18/12	$1,961,612	$1,864,792	$(96,820)
	British Pound	Sell	7/18/12	4,223,284	4,145,097	(78,187)
	Canadian Dollar	Sell	7/18/12	1,965,861	1,925,004	(40,857)
	Norwegian Krone	Sell	7/18/12	624,781	608,848	(15,933)
	Swedish Krona	Sell	7/18/12	2,842,087	2,729,302	(112,785)
	Swiss Franc	Buy	7/18/12	38,469	37,937	532
Barclays Bank PLC
	Australian Dollar	Buy	7/18/12	1,623,213	1,591,508	31,705
	Australian Dollar	Sell	7/18/12	1,623,213	1,555,268	(67,945)
	Australian Dollar	Buy	8/16/12	403,838	396,806	7,032
	Brazilian Real	Buy	7/18/12	121,142	117,599	3,543
	Brazilian Real	Sell	7/18/12	121,142	119,429	(1,713)
	Brazilian Real	Buy	8/16/12	3,307	3,300	7
	British Pound	Buy	7/18/12	795,419	784,980	10,439
	British Pound	Sell	7/18/12	795,419	788,144	(7,275)
	British Pound	Buy	8/16/12	795,358	788,093	7,265
	Canadian Dollar	Buy	7/18/12	2,102,738	2,060,244	42,494
	Canadian Dollar	Sell	7/18/12	2,102,738	2,074,601	(28,137)
	Canadian Dollar	Buy	8/16/12	1,297,927	1,282,133	15,794
	Chilean Peso	Buy	7/18/12	355,112	350,835	4,277
	Chilean Peso	Sell	7/18/12	355,112	349,507	(5,605)
	Chilean Peso	Buy	8/16/12	230,543	230,535	8
	Czech Koruna	Buy	7/18/12	602,353	601,234	1,119
	Czech Koruna	Sell	7/18/12	602,353	587,384	(14,969)
	Czech Koruna	Sell	8/16/12	480,530	481,736	1,206
	Euro	Buy	7/18/12	1,798,994	1,771,581	27,413
	Euro	Sell	7/18/12	1,798,994	1,782,753	(16,241)
	Euro	Sell	8/16/12	923,156	907,081	(16,075)
	Hungarian Forint	Buy	7/18/12	128,736	122,841	5,895
	Hungarian Forint	Sell	7/18/12	128,736	116,748	(11,988)
	Indian Rupee	Sell	7/18/12	133,621	130,707	(2,914)
	Japanese Yen	Buy	7/18/12	575,810	587,997	(12,187)
	Japanese Yen	Sell	7/18/12	575,810	585,285	9,475
	Japanese Yen	Buy	8/16/12	179,859	181,115	(1,256)
	Malaysian Ringgit	Sell	7/18/12	179,127	177,978	(1,149)
	Mexican Peso	Buy	7/18/12	208,514	209,015	(501)
	Mexican Peso	Sell	7/18/12	208,514	197,241	(11,273)
	Mexican Peso	Sell	8/16/12	207,933	208,350	417
	New Zealand Dollar	Sell	7/18/12	158,973	151,768	(7,205)
	Norwegian Krone	Buy	7/18/12	407,605	402,039	5,566
	Norwegian Krone	Sell	7/18/12	407,605	396,263	(11,342)
	Norwegian Krone	Sell	8/16/12	399,140	399,271	131
	Singapore Dollar	Sell	7/18/12	152,437	150,477	(1,960)
	South African Rand	Buy	7/18/12	248,859	244,273	4,586
	South African Rand	Sell	7/18/12	248,859	234,712	(14,147)
	South Korean Won	Buy	7/18/12	120,234	119,177	1,057
	Swedish Krona	Buy	7/18/12	1,628,122	1,594,337	33,785
	Swedish Krona	Sell	7/18/12	1,628,122	1,563,512	(64,610)
	Swedish Krona	Sell	8/16/12	68,527	67,164	(1,363)
	Taiwan Dollar	Sell	7/18/12	50,374	49,104	(1,270)
	Thai Baht	Buy	7/18/12	120,593	120,188	405
	Turkish Lira	Buy	7/18/12	312,337	309,396	2,941
	Turkish Lira	Sell	7/18/12	312,337	313,742	1,405
	Turkish Lira	Buy	8/16/12	310,426	311,689	(1,263)
Citibank, N.A.
	Australian Dollar	Buy	7/18/12	527,682	517,867	9,815
	Australian Dollar	Sell	7/18/12	527,682	515,333	(12,349)
	Brazilian Real	Buy	7/18/12	2,582,452	2,580,284	2,168
	Brazilian Real	Sell	7/18/12	2,582,452	2,552,592	(29,860)
	Brazilian Real	Sell	8/16/12	2,419,596	2,420,440	844
	British Pound	Buy	7/18/12	574,443	563,557	10,886
	British Pound	Sell	7/18/12	574,443	569,054	(5,389)
	British Pound	Buy	8/16/12	574,399	569,021	5,378
	Canadian Dollar	Buy	7/18/12	430,661	421,900	8,761
	Canadian Dollar	Sell	7/18/12	430,661	425,897	(4,764)
	Canadian Dollar	Buy	8/16/12	25,317	24,998	319
	Czech Koruna	Buy	7/18/12	292,244	289,252	2,992
	Czech Koruna	Sell	7/18/12	292,244	287,849	(4,395)
	Czech Koruna	Sell	8/16/12	168,961	169,590	629
	Danish Krone	Buy	7/18/12	742,451	734,518	7,933
	Euro	Buy	7/18/12	877,601	863,962	13,639
	Euro	Sell	7/18/12	877,601	874,012	(3,589)
	Euro	Sell	8/16/12	439,297	431,467	(7,830)
	Mexican Peso	Buy	7/18/12	124,737	122,527	2,210
	Mexican Peso	Sell	7/18/12	124,737	119,022	(5,715)
	Mexican Peso	Sell	8/16/12	86,357	86,588	231
	Polish Zloty	Buy	7/18/12	24,028	24,075	(47)
	Polish Zloty	Sell	7/18/12	24,028	22,644	(1,384)
	Polish Zloty	Sell	8/16/12	23,943	23,989	46
	Singapore Dollar	Sell	7/18/12	150,384	149,230	(1,154)
	South African Rand	Buy	7/18/12	248,834	245,967	2,867
	South African Rand	Sell	7/18/12	248,834	234,737	(14,097)
	South Korean Won	Buy	7/18/12	100,110	98,911	1,199
	Swiss Franc	Buy	7/18/12	1,174,820	1,159,938	14,882
	Swiss Franc	Sell	7/18/12	1,174,820	1,153,337	(21,483)
	Swiss Franc	Buy	8/16/12	1,175,657	1,154,340	21,317
	Taiwan Dollar	Sell	7/18/12	119,573	119,382	(191)
	Turkish Lira	Buy	7/18/12	193,826	188,451	5,375
	Turkish Lira	Sell	7/18/12	193,826	189,776	(4,050)
	Turkish Lira	Buy	8/16/12	71,076	71,484	(408)
Credit Suisse AG
	Australian Dollar	Buy	7/18/12	1,257,423	1,228,862	28,561
	Australian Dollar	Sell	7/18/12	1,257,423	1,213,804	(43,619)
	Australian Dollar	Buy	8/16/12	519,322	509,810	9,512
	Brazilian Real	Buy	7/18/12	222,136	216,738	5,398
	Brazilian Real	Sell	7/18/12	222,136	219,651	(2,485)
	Brazilian Real	Buy	8/16/12	101,964	101,653	311
	British Pound	Buy	7/18/12	1,447,696	1,424,865	22,831
	British Pound	Sell	7/18/12	1,447,696	1,439,708	(7,988)
	British Pound	Buy	8/16/12	1,049,516	1,039,614	9,902
	Canadian Dollar	Buy	7/18/12	406,113	400,965	5,148
	Canadian Dollar	Sell	7/18/12	406,113	402,391	(3,722)
	Canadian Dollar	Sell	8/16/12	801,601	795,962	(5,639)
	Chilean Peso	Buy	7/18/12	592,615	585,787	6,828
	Chilean Peso	Sell	7/18/12	592,615	582,152	(10,463)
	Chilean Peso	Sell	8/16/12	11,531	10,800	(731)
	Czech Koruna	Buy	7/18/12	347,575	344,455	3,120
	Czech Koruna	Sell	7/18/12	347,575	341,715	(5,860)
	Czech Koruna	Sell	8/16/12	224,303	224,795	492
	Euro	Buy	7/18/12	2,898,590	2,855,120	43,470
	Euro	Sell	7/18/12	2,898,590	2,869,102	(29,488)
	Euro	Buy	8/16/12	707,178	695,071	12,107
	Hungarian Forint	Buy	7/18/12	248,476	239,851	8,625
	Hungarian Forint	Sell	7/18/12	248,476	236,669	(11,807)
	Hungarian Forint	Buy	8/16/12	110,957	111,359	(402)
	Japanese Yen	Buy	7/18/12	1,785,107	1,822,097	(36,990)
	Japanese Yen	Sell	7/18/12	1,785,107	1,795,746	10,639
	Japanese Yen	Buy	8/16/12	1,386,739	1,395,861	(9,122)
	Mexican Peso	Buy	7/18/12	270,388	255,307	15,081
	Mexican Peso	Sell	7/18/12	270,388	259,553	(10,835)
	Mexican Peso	Buy	8/16/12	10,995	11,027	(32)
	New Zealand Dollar	Sell	7/18/12	235,420	227,311	(8,109)
	Norwegian Krone	Buy	7/18/12	975,513	959,328	16,185
	Norwegian Krone	Sell	7/18/12	975,513	952,676	(22,837)
	Norwegian Krone	Sell	8/16/12	571,193	560,502	(10,691)
	Philippines Peso	Buy	7/18/12	237,784	234,310	3,474
	Polish Zloty	Buy	7/18/12	251,752	251,163	589
	Polish Zloty	Sell	7/18/12	251,752	245,445	(6,307)
	Polish Zloty	Sell	8/16/12	141,481	140,653	(828)
	Singapore Dollar	Sell	7/18/12	67,811	66,870	(941)
	South African Rand	Buy	7/18/12	6,725	13,956	(7,231)
	South Korean Won	Buy	7/18/12	267,879	265,024	2,855
	Swedish Krona	Buy	7/18/12	816,322	799,354	16,968
	Swedish Krona	Sell	7/18/12	816,322	799,438	(16,884)
	Swedish Krona	Buy	8/16/12	795,075	779,109	15,966
	Swiss Franc	Buy	7/18/12	32,461	32,019	442
	Swiss Franc	Sell	7/18/12	32,461	31,848	(613)
	Swiss Franc	Buy	8/16/12	32,484	31,875	609
	Taiwan Dollar	Sell	7/18/12	17,067	16,736	(331)
	Turkish Lira	Buy	7/18/12	672,000	661,489	10,511
	Turkish Lira	Sell	7/18/12	672,000	662,037	(9,963)
	Turkish Lira	Buy	8/16/12	305,224	306,432	(1,208)
Deutsche Bank AG
	Australian Dollar	Buy	7/18/12	400,438	395,949	4,489
	Australian Dollar	Sell	7/18/12	400,438	392,407	(8,031)
	Australian Dollar	Buy	8/16/12	399,353	391,373	7,980
	Brazilian Real	Buy	7/18/12	119,554	118,032	1,522
	Brazilian Real	Sell	7/18/12	119,554	117,383	(2,171)
	British Pound	Buy	7/18/12	387,138	379,946	7,192
	British Pound	Sell	7/18/12	387,138	383,608	(3,530)
	British Pound	Buy	8/16/12	387,109	383,583	3,526
	Canadian Dollar	Buy	7/18/12	803,881	790,337	13,544
	Canadian Dollar	Sell	7/18/12	803,881	791,771	(12,110)
	Canadian Dollar	Sell	8/16/12	812,492	801,145	(11,347)
	Czech Koruna	Buy	7/18/12	348,408	345,428	2,980
	Czech Koruna	Sell	7/18/12	348,408	341,809	(6,599)
	Czech Koruna	Sell	8/16/12	225,121	225,772	651
	Euro	Buy	7/18/12	797,359	783,590	13,769
	Euro	Sell	7/18/12	797,359	796,517	(842)
	Euro	Sell	8/16/12	790,607	776,927	(13,680)
	Mexican Peso	Buy	7/18/12	140,067	138,743	1,324
	Mexican Peso	Sell	7/18/12	140,067	134,380	(5,687)
	Mexican Peso	Sell	8/16/12	97,599	97,680	81
	Polish Zloty	Buy	7/18/12	127,060	126,622	438
	Polish Zloty	Sell	7/18/12	127,060	117,842	(9,218)
	Polish Zloty	Sell	8/16/12	118,613	118,413	(200)
	Singapore Dollar	Sell	7/18/12	30,156	30,086	(70)
	South Korean Won	Buy	7/18/12	122,580	119,098	3,482
	South Korean Won	Sell	7/18/12	122,580	118,391	(4,189)
	South Korean Won	Buy	8/16/12	118,281	118,830	(549)
	Swedish Krona	Buy	7/18/12	402,151	395,636	6,515
	Swedish Krona	Sell	7/18/12	402,151	393,194	(8,957)
	Swiss Franc	Buy	7/18/12	18,865	18,522	343
	Swiss Franc	Sell	7/18/12	18,865	18,621	(244)
	Swiss Franc	Sell	8/16/12	18,879	18,537	(342)
	Turkish Lira	Buy	7/18/12	311,510	306,301	5,209
	Turkish Lira	Sell	7/18/12	311,510	307,185	(4,325)
	Turkish Lira	Buy	8/16/12	188,095	188,266	(171)
Goldman Sachs International
	Australian Dollar	Buy	7/18/12	831,741	813,223	18,518
	Australian Dollar	Sell	7/18/12	831,741	803,012	(28,729)
	Australian Dollar	Buy	8/16/12	413,420	405,782	7,638
	British Pound	Buy	7/18/12	396,848	389,448	7,400
	British Pound	Sell	7/18/12	396,848	393,251	(3,597)
	British Pound	Buy	8/16/12	396,818	393,224	3,594
	Canadian Dollar	Buy	7/18/12	2,543,219	2,511,003	32,216
	Canadian Dollar	Sell	7/18/12	2,543,219	2,496,125	(47,094)
	Canadian Dollar	Sell	8/16/12	2,541,590	2,509,398	(32,192)
	Chilean Peso	Buy	7/18/12	236,837	233,537	3,300
	Chilean Peso	Sell	7/18/12	236,837	236,889	52
	Chilean Peso	Buy	8/16/12	117,874	117,952	(78)
	Czech Koruna	Buy	7/18/12	379,206	380,857	(1,651)
	Czech Koruna	Sell	7/18/12	379,206	372,042	(7,164)
	Czech Koruna	Sell	8/16/12	379,173	380,800	1,627
	Euro	Buy	7/18/12	4,247,899	4,175,396	72,503
	Euro	Sell	7/18/12	4,247,899	4,198,638	(49,261)
	Euro	Sell	8/16/12	4,098,876	4,027,149	(71,727)
	Japanese Yen	Buy	7/18/12	392,831	394,455	(1,624)
	Japanese Yen	Sell	7/18/12	392,831	396,129	3,298
	Singapore Dollar	Sell	7/18/12	119,360	118,450	(910)
	South Korean Won	Buy	7/18/12	117,262	116,379	883
	Swedish Krona	Buy	7/18/12	409,577	398,916	10,661
	Swedish Krona	Sell	7/18/12	409,577	399,738	(9,839)
	Turkish Lira	Buy	7/18/12	312,943	306,985	5,958
	Turkish Lira	Sell	7/18/12	312,943	309,383	(3,560)
	Turkish Lira	Buy	8/16/12	189,519	190,479	(960)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/12	1,777,542	1,699,717	77,825
	Australian Dollar	Sell	7/18/12	1,777,542	1,742,266	(35,276)
	Australian Dollar	Buy	8/16/12	1,765,303	1,739,285	26,018
	British Pound	Buy	7/18/12	3,351,619	3,321,541	30,078
	British Pound	Sell	7/18/12	3,351,619	3,294,709	(56,910)
	British Pound	Sell	8/16/12	2,166,346	2,146,944	(19,402)
	Canadian Dollar	Buy	7/18/12	404,248	399,166	5,082
	Canadian Dollar	Sell	7/18/12	404,248	400,999	(3,249)
	Canadian Dollar	Sell	8/16/12	403,989	398,950	(5,039)
	Czech Koruna	Buy	7/18/12	925,587	924,223	1,364
	Czech Koruna	Sell	7/18/12	925,587	900,199	(25,388)
	Czech Koruna	Sell	8/16/12	802,249	804,470	2,221
	Euro	Buy	7/18/12	2,733,296	2,687,619	45,677
	Euro	Sell	7/18/12	2,733,296	2,708,605	(24,691)
	Euro	Sell	8/16/12	1,927,967	1,894,944	(33,023)
	Indian Rupee	Sell	7/18/12	115,048	114,693	(355)
	Japanese Yen	Buy	7/18/12	5,664,760	5,746,993	(82,233)
	Japanese Yen	Sell	7/18/12	5,664,760	5,734,902	70,142
	Japanese Yen	Buy	8/16/12	1,072,057	1,079,177	(7,120)
	Norwegian Krone	Buy	7/18/12	407,605	399,611	7,994
	Norwegian Krone	Sell	7/18/12	407,605	394,833	(12,772)
	Norwegian Krone	Sell	8/16/12	407,180	399,184	(7,996)
	Singapore Dollar	Sell	7/18/12	30,156	29,637	(519)
	South Korean Won	Buy	7/18/12	126,063	123,278	2,785
	South Korean Won	Sell	7/18/12	126,063	121,694	(4,369)
	Turkish Lira	Buy	7/18/12	193,881	192,285	1,596
	Turkish Lira	Sell	7/18/12	193,881	193,564	(317)
	Turkish Lira	Buy	8/16/12	192,695	192,548	147
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	7/18/12	1,144,896	1,120,162	24,734
	Australian Dollar	Sell	7/18/12	1,144,896	1,087,602	(57,294)
	Australian Dollar	Buy	8/16/12	394,869	395,481	(612)
	Brazilian Real	Buy	7/18/12	96,477	95,136	1,341
	Brazilian Real	Sell	7/18/12	96,477	96,060	(417)
	Brazilian Real	Buy	8/16/12	92,735	92,480	255
	British Pound	Buy	7/18/12	459,492	458,864	628
	British Pound	Sell	7/18/12	459,492	455,344	(4,148)
	British Pound	Buy	8/16/12	451,158	447,074	4,084
	Canadian Dollar	Buy	7/18/12	800,445	789,360	11,085
	Canadian Dollar	Sell	7/18/12	800,445	792,920	(7,525)
	Canadian Dollar	Sell	8/16/12	662,947	654,740	(8,207)
	Chilean Peso	Buy	7/18/12	352,605	345,760	6,845
	Chilean Peso	Sell	7/18/12	352,605	347,140	(5,465)
	Chilean Peso	Buy	8/16/12	228,046	228,061	(15)
	Czech Koruna	Buy	7/18/12	284,523	285,336	(813)
	Czech Koruna	Sell	7/18/12	284,523	281,139	(3,384)
	Czech Koruna	Sell	8/16/12	284,498	285,293	795
	Euro	Buy	7/18/12	3,148,303	3,099,554	48,749
	Euro	Sell	7/18/12	3,148,303	3,103,540	(44,763)
	Euro	Buy	8/16/12	65,578	64,420	1,158
	Hong Kong Dollar	Buy	7/18/12	267,505	267,492	13
	Hungarian Forint	Buy	7/18/12	128,737	122,831	5,906
	Hungarian Forint	Sell	7/18/12	128,737	116,763	(11,974)
	Japanese Yen	Buy	7/18/12	1,911,548	1,952,055	(40,507)
	Japanese Yen	Sell	7/18/12	1,911,548	1,924,984	13,436
	Japanese Yen	Buy	8/16/12	1,911,828	1,925,399	(13,571)
	Mexican Peso	Buy	7/18/12	214,240	203,946	10,294
	Mexican Peso	Sell	7/18/12	214,240	209,788	(4,452)
	Mexican Peso	Buy	8/16/12	40,696	40,800	(104)
	New Zealand Dollar	Sell	7/18/12	574,396	559,170	(15,226)
	Norwegian Krone	Buy	7/18/12	407,605	402,004	5,601
	Norwegian Krone	Sell	7/18/12	407,605	396,344	(11,261)
	Norwegian Krone	Sell	8/16/12	406,408	397,803	(8,605)
	Polish Zloty	Buy	7/18/12	127,090	122,848	4,242
	Polish Zloty	Sell	7/18/12	127,090	117,876	(9,214)
	Singapore Dollar	Buy	7/18/12	122,123	119,694	2,429
	South African Rand	Sell	7/18/12	12,998	7,809	(5,189)
	South African Rand	Buy	8/16/12	138,358	137,687	671
	South Korean Won	Buy	7/18/12	119,101	117,882	1,219
	Swedish Krona	Buy	7/18/12	806,223	792,006	14,217
	Swedish Krona	Sell	7/18/12	806,223	788,122	(18,101)
	Swedish Krona	Buy	8/16/12	798,740	791,199	7,541
	Swiss Franc	Buy	7/18/12	211	208	3
	Swiss Franc	Sell	7/18/12	211	207	(4)
	Swiss Franc	Buy	8/16/12	211	207	4
	Taiwan Dollar	Sell	7/18/12	119,787	119,796	9
	Turkish Lira	Buy	7/18/12	430,682	424,763	5,919
	Turkish Lira	Sell	7/18/12	430,682	427,079	(3,603)
	Turkish Lira	Buy	8/16/12	306,538	307,515	(977)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/18/12	407,285	393,264	14,021
	Australian Dollar	Sell	7/18/12	407,285	399,087	(8,198)
	Australian Dollar	Buy	8/16/12	185,305	181,727	3,578
	Brazilian Real	Buy	7/18/12	272,161	268,442	3,719
	Brazilian Real	Sell	7/18/12	272,161	271,351	(810)
	Brazilian Real	Buy	8/16/12	270,654	269,922	732
	British Pound	Buy	7/18/12	2,557,273	2,534,533	22,740
	British Pound	Sell	7/18/12	2,557,273	2,509,735	(47,538)
	British Pound	Sell	8/16/12	2,156,503	2,136,061	(20,442)
	Canadian Dollar	Buy	7/18/12	2,749	2,718	31
	Canadian Dollar	Sell	7/18/12	2,749	2,695	(54)
	Canadian Dollar	Sell	8/16/12	2,748	2,716	(32)
	Chilean Peso	Buy	7/18/12	118,749	115,802	2,947
	Chilean Peso	Sell	7/18/12	118,749	118,745	(4)
	Chilean Peso	Buy	8/16/12	266	266	—
	Czech Koruna	Buy	7/18/12	291,083	287,913	3,170
	Czech Koruna	Sell	7/18/12	291,083	285,916	(5,167)
	Czech Koruna	Sell	8/16/12	167,801	168,223	422
	Euro	Buy	7/18/12	3,568,371	3,524,161	44,210
	Euro	Sell	7/18/12	3,568,371	3,550,943	(17,428)
	Euro	Buy	8/16/12	1,961,515	1,961,943	(428)
	Japanese Yen	Buy	7/18/12	406,879	415,627	(8,748)
	Japanese Yen	Sell	7/18/12	406,879	413,021	6,142
	Japanese Yen	Buy	8/16/12	409,638	412,892	(3,254)
	Mexican Peso	Buy	7/18/12	204,547	201,190	3,357
	Mexican Peso	Sell	7/18/12	204,547	193,345	(11,202)
	Mexican Peso	Sell	8/16/12	81,401	81,578	177
	New Zealand Dollar	Sell	7/18/12	118,030	112,825	(5,205)
	Norwegian Krone	Buy	7/18/12	681,856	671,894	9,962
	Norwegian Krone	Sell	7/18/12	681,856	666,284	(15,572)
	Norwegian Krone	Buy	8/16/12	273,965	268,439	5,526
	Polish Zloty	Buy	7/18/12	127,090	122,855	4,235
	Polish Zloty	Sell	7/18/12	127,090	117,882	(9,208)
	Singapore Dollar	Sell	7/18/12	120,781	119,076	(1,705)
	South African Rand	Buy	7/18/12	732	7,589	(6,857)
	South Korean Won	Buy	7/18/12	237,678	235,873	1,805
	Swedish Krona	Buy	7/18/12	825,425	805,530	19,895
	Swedish Krona	Sell	7/18/12	825,425	790,766	(34,659)
	Swiss Franc	Buy	7/18/12	4,953	4,890	63
	Swiss Franc	Sell	7/18/12	4,953	4,860	(93)
	Swiss Franc	Buy	8/16/12	4,957	4,865	92
	Taiwan Dollar	Sell	7/18/12	121,892	121,751	(141)
	Turkish Lira	Buy	7/18/12	237,958	234,014	3,944
	Turkish Lira	Sell	7/18/12	237,958	238,145	187
	Turkish Lira	Buy	8/16/12	236,502	236,826	(324)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/12	1,217,972	1,191,885	26,087
	Australian Dollar	Sell	7/18/12	1,217,972	1,182,342	(35,630)
	Australian Dollar	Buy	8/16/12	798,503	783,948	14,555
	Brazilian Real	Buy	7/18/12	120,100	118,078	2,022
	Brazilian Real	Sell	7/18/12	120,100	119,797	(303)
	Brazilian Real	Buy	8/16/12	97,029	96,991	38
	British Pound	Buy	7/18/12	795,419	786,319	9,100
	British Pound	Sell	7/18/12	795,419	788,261	(7,158)
	British Pound	Buy	8/16/12	399,480	391,771	7,709
	Canadian Dollar	Buy	7/18/12	2,234,215	2,194,561	39,654
	Canadian Dollar	Sell	7/18/12	2,234,215	2,206,590	(27,625)
	Canadian Dollar	Buy	8/16/12	1,832,229	1,809,302	22,927
	Chilean Peso	Buy	7/18/12	237,252	235,989	1,263
	Chilean Peso	Sell	7/18/12	237,252	237,103	(149)
	Chilean Peso	Buy	8/16/12	118,287	118,436	(149)
	Czech Koruna	Buy	7/18/12	467,308	464,637	2,671
	Czech Koruna	Sell	7/18/12	467,308	458,463	(8,845)
	Czech Koruna	Sell	8/16/12	344,010	344,937	927
	Euro	Buy	7/18/12	2,735,827	2,696,119	39,708
	Euro	Sell	7/18/12	2,735,827	2,714,353	(21,474)
	Euro	Sell	8/16/12	2,138,880	2,100,349	(38,531)
	Hungarian Forint	Buy	7/18/12	229,437	212,731	16,706
	Hungarian Forint	Sell	7/18/12	229,437	217,898	(11,539)
	Hungarian Forint	Buy	8/16/12	100,302	100,764	(462)
	Japanese Yen	Buy	7/18/12	3,001,568	3,022,383	(20,815)
	Japanese Yen	Sell	7/18/12	3,001,568	3,057,556	55,988
	Japanese Yen	Sell	7/18/12	1,833,575	1,846,195	12,620
	Mexican Peso	Buy	7/18/12	124,722	122,373	2,349
	Mexican Peso	Sell	7/18/12	124,722	119,010	(5,712)
	Mexican Peso	Sell	8/16/12	84,409	84,605	196
	New Zealand Dollar	Sell	7/18/12	239,418	232,443	(6,975)
	Norwegian Krone	Buy	7/18/12	814,722	799,978	14,744
	Norwegian Krone	Sell	7/18/12	814,722	791,508	(23,214)
	Norwegian Krone	Sell	8/16/12	409,345	401,432	(7,913)
	Polish Zloty	Buy	7/18/12	29,181	28,450	731
	Polish Zloty	Sell	7/18/12	29,181	27,516	(1,665)
	Singapore Dollar	Sell	7/18/12	69,074	67,718	(1,356)
	South African Rand	Buy	7/18/12	124,418	127,028	(2,610)
	South Korean Won	Buy	7/18/12	240,328	238,998	1,330
	Swedish Krona	Buy	7/18/12	803,608	795,828	7,780
	Swedish Krona	Sell	7/18/12	803,608	787,228	(16,380)
	Swedish Krona	Buy	8/16/12	1,408,628	1,381,038	27,590
	Swiss Franc	Buy	7/18/12	316	312	4
	Swiss Franc	Sell	7/18/12	316	310	(6)
	Swiss Franc	Buy	8/16/12	316	311	5
	Taiwan Dollar	Sell	7/18/12	167,177	166,272	(905)
	Thai Baht	Buy	7/18/12	118,033	119,115	(1,082)
	Turkish Lira	Buy	7/18/12	231,677	229,280	2,397
	Turkish Lira	Sell	7/18/12	231,677	232,835	1,158
	Turkish Lira	Buy	8/16/12	230,259	231,553	(1,294)
UBS AG
	Australian Dollar	Buy	7/18/12	1,224,615	1,197,427	27,188
	Australian Dollar	Sell	7/18/12	1,224,615	1,173,104	(51,511)
	British Pound	Buy	7/18/12	9,553,011	9,372,050	180,961
	British Pound	Sell	7/18/12	9,553,011	9,465,825	(87,186)
	British Pound	Buy	8/16/12	9,552,287	9,465,581	86,706
	Canadian Dollar	Buy	7/18/12	885,477	876,820	8,657
	Canadian Dollar	Sell	7/18/12	885,477	873,766	(11,711)
	Canadian Dollar	Sell	8/16/12	703,277	698,830	(4,447)
	Czech Koruna	Buy	7/18/12	352,643	349,677	2,966
	Czech Koruna	Sell	7/18/12	352,643	346,435	(6,208)
	Czech Koruna	Sell	8/16/12	229,355	230,009	654
	Euro	Buy	7/18/12	4,292,702	4,219,594	73,108
	Euro	Sell	7/18/12	4,292,702	4,243,884	(48,818)
	Euro	Sell	8/16/12	3,895,053	3,826,836	(68,217)
	Hungarian Forint	Buy	7/18/12	237,429	227,491	9,938
	Hungarian Forint	Sell	7/18/12	237,429	225,918	(11,511)
	Hungarian Forint	Buy	8/16/12	108,262	108,795	(533)
	Indian Rupee	Sell	7/18/12	115,048	115,174	126
	Japanese Yen	Buy	7/18/12	2,090,797	2,129,928	(39,131)
	Japanese Yen	Sell	7/18/12	2,090,797	2,105,363	14,566
	Japanese Yen	Buy	8/16/12	2,091,630	2,106,419	(14,789)
	Mexican Peso	Buy	7/18/12	264,797	259,371	5,426
	Mexican Peso	Sell	7/18/12	264,797	251,015	(13,782)
	Mexican Peso	Sell	8/16/12	96,725	96,862	137
	New Zealand Dollar	Sell	7/18/12	119,069	113,734	(5,335)
	Norwegian Krone	Buy	7/18/12	4,296,854	4,192,418	104,436
	Norwegian Krone	Sell	7/18/12	4,296,854	4,208,283	(88,571)
	Norwegian Krone	Buy	8/16/12	3,125,988	3,065,558	60,430
	Philippines Peso	Buy	7/18/12	121,375	118,370	3,005
	Polish Zloty	Buy	7/18/12	128,498	125,029	3,469
	Polish Zloty	Sell	7/18/12	128,498	121,249	(7,249)
	Singapore Dollar	Sell	7/18/12	150,858	149,814	(1,044)
	South African Rand	Buy	7/18/12	124,503	119,443	5,060
	South African Rand	Sell	7/18/12	124,503	121,522	(2,981)
	South Korean Won	Buy	7/18/12	1,095	1,043	52
	Swedish Krona	Buy	7/18/12	3,152,232	3,027,737	124,495
	Swedish Krona	Sell	7/18/12	3,152,232	3,086,652	(65,580)
	Swedish Krona	Buy	8/16/12	2,788,520	2,732,331	56,189
	Taiwan Dollar	Sell	7/18/12	118,814	118,319	(495)
	Thai Baht	Buy	7/18/12	118,033	119,194	(1,161)
	Turkish Lira	Buy	7/18/12	191,126	187,768	3,358
	Turkish Lira	Sell	7/18/12	191,126	191,732	606
	Turkish Lira	Buy	8/16/12	189,957	190,656	(699)
Westpac Banking Corp.
	Australian Dollar	Buy	7/18/12	404,526	398,266	6,260
	Australian Dollar	Sell	7/18/12	404,526	394,429	(10,097)
	Australian Dollar	Buy	8/16/12	796,464	788,786	7,678
	British Pound	Buy	7/18/12	400,607	398,365	2,242
	British Pound	Sell	7/18/12	400,607	396,945	(3,662)
	British Pound	Buy	8/16/12	397,444	393,837	3,607
	Canadian Dollar	Buy	7/18/12	401,008	396,005	5,003
	Canadian Dollar	Sell	7/18/12	401,008	400,950	(58)
	Canadian Dollar	Sell	8/16/12	400,751	395,775	(4,976)
	Euro	Buy	7/18/12	5,196,553	5,118,826	77,727
	Euro	Sell	7/18/12	5,196,553	5,120,586	(75,967)
	Euro	Buy	8/16/12	2,393,064	2,351,206	41,858
	Japanese Yen	Buy	7/18/12	3,316,828	3,339,389	(22,561)
	Japanese Yen	Sell	7/18/12	3,316,828	3,383,860	67,032
	Japanese Yen	Sell	8/16/12	3,000,790	3,021,938	21,148
	Mexican Peso	Buy	7/18/12	249,100	245,345	3,755
	Mexican Peso	Sell	7/18/12	249,100	238,155	(10,945)
	Mexican Peso	Sell	8/16/12	117,574	117,896	322
	Norwegian Krone	Buy	7/18/12	407,655	400,049	7,606
	Norwegian Krone	Sell	7/18/12	407,655	395,065	(12,590)
	Norwegian Krone	Sell	8/16/12	407,230	399,654	(7,576)
	Swedish Krona	Buy	7/18/12	405,271	396,542	8,729
	Swedish Krona	Sell	7/18/12	405,271	397,224	(8,047)
	Swedish Krona	Buy	8/16/12	404,840	396,844	7,996

Total						$(343,716)

FUTURES CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	21	$2,372,690	Sep-12	$8,693
Australian Government Treasury Bond 10 yr (Long)	1	128,406	Sep-12	(812)
Japanese Government Bond 10 yr Mini (Short)	8	1,438,169	Sep-12	(4,344)
MSCI EAFE Index Mini (Short)	339	24,133,410	Sep-12	(1,143,817)
NASDAQ 100 Index E-Mini (Short)	69	3,601,455	Sep-12	(90,357)
Russell 2000 Index Mini (Short)	92	7,317,680	Sep-12	(312,984)
S&P 500 Index (Long)	4	1,356,400	Sep-12	28,898
S&P 500 Index E-Mini (Short)	415	28,145,300	Sep-12	(754,280)
S&P Mid Cap 400 Index E-Mini (Long)	59	5,543,050	Sep-12	121,842
S&P Mid Cap 400 Index E-Mini (Short)	18	1,691,100	Sep-12	(36,719)
U.S. Treasury Bond 30 yr (Long)	163	24,118,906	Sep-12	133,401
U.S. Treasury Bond Ultra 30 yr (Long)	38	6,340,063	Sep-12	92,311
U.S. Treasury Bond 30 yr (Short)	2	295,938	Sep-12	(1,644)
U.S. Treasury Note 2 yr (Long)	207	45,578,813	Sep-12	(20,221)
U.S. Treasury Note 2 yr (Short)	40	8,807,500	Sep-12	3,455
U.S. Treasury Note 5 yr (Long)	280	34,711,250	Sep-12	51,155
U.S. Treasury Note 5 yr (Short)	38	4,710,813	Sep-12	(8,682)
U.S. Treasury Note 10 yr (Long)	119	15,871,625	Sep-12	69,336

Total				$(1,864,769)

WRITTEN OPTIONS OUTSTANDING at 6/30/12 (premiums received $3,888,010) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	$526,281	Aug-16/4.35	$88,063
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	2,241,541	Aug-16/4.28	57,336
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	2,241,541	Aug-16/4.28	363,813
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	2,275,397	Aug-16/4.68	45,713
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	2,275,397	Aug-16/4.68	434,360
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	1,896,164	Jul-16/4.67	38,265
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	1,896,164	Jul-16/4.67	360,647
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	758,466	Jul-16/4.80	14,214
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	758,466	Jul-16/4.80	151,786
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	1,780,510	Jul-16/4.79	33,438
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	1,780,510	Jul-16/4.79	335,306
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	1,890,634	Jul-16/4.74	36,395
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	1,890,634	Jul-16/4.74	349,200
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing June 2026.	1,206,318	Jun-16/5.86	13,785
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2026.	1,206,318	Jun-16/4.86	236,933
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 2021.	2,236,010	Jun-16/4.61	22,763
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 2021.	2,236,010	Jun-16/4.61	248,530
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 2026.	5,083,787	Jun-16/4.77	99,947
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 2026.	5,083,787	Jun-16/4.77	965,866
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.155% versus the three month USD-LIBOR-BBA maturing June 2021.	4,601,490	Jun-16/5.155	36,112
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.64% versus the three month USD-LIBOR-BBA maturing June 2021.	5,700,000	Jun-16/4.64	53,352
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 5.655% versus the three month USD-LIBOR-BBA maturing June 2021.	10,600,000	Jun-16/5.655	66,250
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.155% versus the three month USD-LIBOR-BBA maturing June 2021.	4,601,490	Jun-16/4.155	428,643
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.64% versus the three month USD-LIBOR-BBA maturing June 2021.	5,700,000	Jun-16/4.64	655,500
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 3.655% versus the three month USD-LIBOR-BBA maturing June 2021.	10,600,000	Jun-16/3.655	824,521
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	168,000	Jul-12/2.1714	5,870
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	168,000	Jul-12/2.1714	5,870
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	168,000	Jul-12/2.1714	5,870
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	168,000	Jul-12/2.1714	5,870
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	168,000	Jul-12/2.1714	5,870

Total			$5,990,088

TBA SALE COMMITMENTS OUTSTANDING at 6/30/12 (proceeds receivable $1,059,453) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 4s, July 1, 2042	$1,000,000	7/12/12	$1,064,297

Total			$1,064,297

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$176,000		$—	5/14/14	3 month USD-LIBOR-BBA	0.58%	$150
		10,724,000		—	5/14/14	0.577%	3 month USD-LIBOR-BBA	(8,481)
		1,844,000		—	5/14/22	2.0215%	3 month USD-LIBOR-BBA	(46,998)
		164,000		4,353	6/20/22	2.183%	3 month USD-LIBOR-BBA	(1,899)
	Barclay’s Bank, PLC
		9,355,000	(E)	161,786	9/19/22	2.00%	3 month USD-LIBOR-BBA	23,799
		1,195,000	(E)	(1,542)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(2,175)
		2,686,000	(E)	(36,409)	9/19/22	3 month USD-LIBOR-BBA	2.00%	3,209
		1,200,000		—	6/7/14	0.6055%	3 month USD-LIBOR-BBA	(1,478)
		164,000		4,321	6/20/22	2.183%	3 month USD-LIBOR-BBA	(1,931)
	EUR	5,379,000		—	6/18/14	0.935%	6 month EUR-EURIBOR-REUTERS	(10,230)
	EUR	2,754,000		—	6/18/17	1.365%	6 month EUR-EURIBOR-REUTERS	(10,183)
	EUR	2,466,000		—	6/18/22	6 month EUR-EURIBOR-REUTERS	1.945%	(11,673)
	EUR	164,000		—	6/18/42	6 month EUR-EURIBOR-REUTERS	2.24%	(2,624)
	EUR	129,000		—	6/25/22	6 month EUR-EURIBOR-REUTERS	1.97682%	(189)
	GBP	1,367,000		—	6/14/17	6 month GBP-LIBOR-BBA	1.3775%	11,653
	GBP	279,000		—	6/14/22	6 month GBP-LIBOR-BBA	2.13%	1,211
	Citibank, N.A.
		$141,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	3,660
		2,799,000	(E)	3,026	9/19/17	1.10%	3 month USD-LIBOR-BBA	(5,679)
		8,000	(E)	47	9/19/17	3 month USD-LIBOR-BBA	1.10%	72
		3,514,000	(E)	40,106	9/19/22	2.00%	3 month USD-LIBOR-BBA	(11,724)
		1,362,000	(E)	846	9/19/14	0.60%	3 month USD-LIBOR-BBA	124
		4,225,000	(E)	(56,951)	9/19/22	3 month USD-LIBOR-BBA	2.00%	5,368
		314,000	(E)	(18,856)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(4,465)
		13,117,000		—	5/11/17	3 month USD-LIBOR-BBA	1.069%	91,207
		51,020,000		—	5/11/14	3 month USD-LIBOR-BBA	0.576%	40,236
		1,879,000		—	5/11/22	3 month USD-LIBOR-BBA	1.9685%	39,013
		3,891,000		—	5/11/42	3 month USD-LIBOR-BBA	2.7167%	182,728
	Credit Suisse International
		10,479,200	(E)	(69,936)	9/19/22	3 month USD-LIBOR-BBA	2.00%	84,633
		10,335,000	(E)	13,598	9/19/14	3 month USD-LIBOR-BBA	0.60%	19,076
		6,277,000	(E)	29,163	9/19/17	3 month USD-LIBOR-BBA	1.10%	48,685
		1,688,000	(E)	(55,395)	9/19/42	3 month USD-LIBOR-BBA	2.75%	21,965
		22,054,000	(E)	165,810	9/19/22	2.00%	3 month USD-LIBOR-BBA	(159,485)
		1,876,000	(E)	82,136	9/19/42	2.75%	3 month USD-LIBOR-BBA	(3,841)
		7,100,000	(E)	(5,796)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(9,559)
		17,002,000	(E)	(15,981)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(68,858)
		183,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	10,748
	EUR	3,793,000		—	6/15/14	6 month EUR-EURIBOR-REUTERS	0.943%	8,005
	EUR	1,534,000		—	6/15/17	6 month EUR-EURIBOR-REUTERS	1.377%	7,092
	EUR	2,474,000		—	6/15/22	1.947%	6 month EUR-EURIBOR-REUTERS	10,441
	GBP	1,176,000		—	6/13/17	1.44%	6 month GBP-LIBOR-BBA	(15,684)
	GBP	1,449,000		—	6/13/22	2.1675%	6 month GBP-LIBOR-BBA	(14,326)
	Deutsche Bank AG
		$71,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	1,795
		3,348,000	(E)	37,668	9/19/22	2.00%	3 month USD-LIBOR-BBA	(11,716)
		725,000	(E)	(11,100)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(406)
		2,216,000	(E)	(1,950)	9/19/17	3 month USD-LIBOR-BBA	1.10%	4,942
	KRW	1,337,000,000		—	4/24/17	3.54%	3 month KRW-CD-KSDA-BLOOMBERG	(12,483)
	PLN	2,300,000		—	4/16/17	5.01%	6 month PLN-WIBOR-WIBO	(12,504)
	ZAR	4,972,000		—	4/17/17	3 month ZAR-JIBAR-SAFEX	6.76%	15,395
	Goldman Sachs International
		$7,132,000	(E)	(648)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(4,428)
		3,216,000	(E)	5,982	9/19/14	3 month USD-LIBOR-BBA	0.60%	7,686
		3,541,000	(E)	28,552	9/19/22	2.00%	3 month USD-LIBOR-BBA	(23,678)
		2,084,600	(E)	(27,294)	9/19/22	3 month USD-LIBOR-BBA	2.00%	3,453
		396,000	(E)	(174)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(1,406)
		1,539,000	(E)	90,225	9/19/42	2.75%	3 month USD-LIBOR-BBA	19,693
		5,331,900		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	282
		1,436,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(179)
	EUR	467,000		—	6/15/17	1.381%	6 month EUR-EURIBOR-REUTERS	(2,272)
	EUR	117,000		—	6/15/22	1.952%	6 month EUR-EURIBOR-REUTERS	425
	EUR	131,000		—	6/15/42	2.262%	6 month EUR-EURIBOR-REUTERS	1,271
	GBP	885,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1725%	9,391
	GBP	736,000		—	6/13/17	1.4425%	6 month GBP-LIBOR-BBA	(9,967)
	GBP	65,000		—	6/20/22	6 month GBP-LIBOR-BBA	2.085%	(126)
	GBP	9,000		—	6/28/22	2.02375%	6 month GBP-LIBOR-BBA	103
	JPMorgan Chase Bank NA
		$16,676,500	(E)	207,641	9/19/22	2.00%	3 month USD-LIBOR-BBA	(38,333)
		382,000	(E)	329	9/19/17	1.10%	3 month USD-LIBOR-BBA	(860)
		1,247,000	(E)	(21,511)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(3,118)
		563,000	(E)	51,605	9/19/42	2.75%	3 month USD-LIBOR-BBA	25,802
		33,000	(E)	(2,150)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(638)
	CAD	2,311,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	21,299
	EUR	39,000		—	6/15/42	2.245%	6 month EUR-EURIBOR-REUTERS	564
	EUR	946,000		—	3/23/14	1 month EUR-EONIA-OIS-COMPOUND	0.506%	5,600
	EUR	1,552,000		—	3/23/17	1 month EUR-EONIA-OIS-COMPOUND	1.147%	42,678
	GBP	524,000		—	6/13/17	6 month GBP-LIBOR-BBA	1.446%	7,229
	GBP	229,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.175%	2,513
	JPY	34,300,000		—	6/25/22	0.85%	6 month JPY-LIBOR-BBA	(555)
	JPY	274,416,000		—	2/20/22	6 month JPY-LIBOR-BBA	0.965%	60,243
	JPY	232,500,000		—	3/6/22	1.0175%	6 month JPY-LIBOR-BBA	(64,281)
	UBS AG
		$34,000,000		—	6/9/15	1.465%	3 month USD-LIBOR-BBA	(854,191)

	Total							$(589,184)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
	$12,863	$—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	$20
	70,397	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(363)
	1,001,282	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,493
	2,312,284	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,669
	106,244	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	398
	20,572	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	68
	67,431	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	221
	48,574	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	159
Citibank, N.A.
	1,122,203	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,207
baskets	108	—	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	326,379
units	2,393	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(143,589)
Goldman Sachs International
	$59,638	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	91
	1,833,055	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	110
	4,911	11	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9
	1,425,471	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,358)
	1,094,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	15,820
	1,094,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	17,413
	1,094,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	17,714
	1,094,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	25,807
GBP	682,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(25,902)
GBP	682,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(28,871)
GBP	682,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(29,160)
GBP	682,000	—	4/3/22	(3.21%)	GBP Non-revised UK Retail Price Index	(42,436)
JPMorgan Chase Bank NA
shares	269,208	—	10/22/12	(3 month USD-LIBOR-BBA plus 0.04%)	iShares MSCI Emerging Markets Index	(510,472)

Total						$(367,573)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Barclay’s Bank, PLC
	DJ CDX NA HY Series 18 Index	B+/P	$102,979		$3,883,770	6/20/17	500 bp	$(28,721)
	Citibank, N.A.
	DJ CDX NA IG Series 18 Index	BBB+/P	41,311		3,950,000	6/20/17	100 bp	18,739
	DJ CDX NA IG Series 18 Index	BBB+/P	(5,691)		1,440,000	6/20/17	100 bp	(13,920)
	Credit Suisse International
	DJ CDX NA HY Series 18 Index	B+/P	588,175		16,636,950	6/20/17	500 bp	24,012
	DJ CDX NA IG Series 18 Index	BBB+/P	43,906		5,145,000	6/20/17	100 bp	14,505
	Deutsche Bank AG
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B1	—	EUR	440,000	9/20/13	715 bp	44,080
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	690,000	9/20/13	477 bp	42,144
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	690,000	9/20/13	535 bp	48,515
	JPMorgan Chase Bank NA
	DJ CDX NA HY Series 18 Index	B+/P	189,788		$7,157,700	6/20/17	500 bp	(52,931)
	DJ CDX NA IG Series 18 Index	BBB+/P	52,863		4,325,000	6/20/17	100 bp	28,148

	Total							$124,571

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
PLN	Polish Zloty
ZAR	South African Rand
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $532,567,440.
(b)	The aggregate identified cost on a tax basis is $625,896,998, resulting in gross unrealized appreciation and depreciation of $49,180,875 and $15,191,588, respectively, or net unrealized appreciation of $33,989,287.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $92,144, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $728,476.
The fund received cash collateral of $724,025, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $77,113 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $178,698,368 and $160,171,205, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $280,926,606 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $197,200,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $120,100,000 on written options contracts for the reporting period.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 2,600 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $244,500,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $64,100,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $912,300,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $38,100,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,950,625 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,064,584 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $2,619,251.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$6,672,480	$4,424,755	$—
Capital goods	7,967,793	2,613,029	—
Communication services	6,956,932	2,261,519	—
Conglomerates	4,042,861	267,302	—
Consumer cyclicals	15,851,555	4,669,004	3
Consumer staples	14,189,431	4,601,526	1,418
Energy	13,371,381	3,055,395	—
Financials	21,309,260	7,670,175	—
Health care	17,085,398	3,877,231	—
Technology	29,595,513	1,407,413	—
Transportation	1,302,497	894,087	—
Utilities and power	4,675,961	1,304,873	—
Total common stocks	143,021,062	37,046,309	1,421
Asset-backed securities	—	1,439,699	—
Commodity linked notes	—	3,662,207	—
Convertible bonds and notes	—	215,238	—
Convertible preferred stocks	57,959	314,144	—
Corporate bonds and notes	—	129,329,001	—
Foreign government and agency bonds and notes	—	9,095,198	—
Investment Companies	3,468,126	—	—
Mortgage-backed securities	—	28,731,918	—
Municipal bonds and notes	—	178,426	—
Preferred stocks	—	498,516	—
Purchased options outstanding	—	9,727,107	—
Senior loans	—	2,461,453	—
U.S. Government and Agency Mortgage Obligations	—	116,532,006	—
U.S. Treasury Obligations	—	153,144	—
Warrants	—	318	8,376
Short-term investments	124,394,496	49,550,161	—

Totals by level	$270,941,643	$388,934,845	$9,797

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(343,716)	$—
Futures contracts	(1,864,769)	—	—
Written options	—	(5,990,088)	—
TBA sale commitments	—	(1,064,297)	—
Interest rate swap contracts	—	(1,190,685)	—
Total return swap contracts	—	(367,584)	—
Credit default contracts	—	(888,760)	—

Totals by level	$(1,864,769)	$(9,845,130)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$134,739	$1,023,499
Foreign exchange contracts	2,756,122	3,099,838
Equity contracts	485,813	2,992,218
Interest rate contracts	11,197,804	8,368,724

Total	$14,574,478	$15,484,279

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012